                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-00123

                                   WM Trust I
               (Exact name of registrant as specified in charter)

                   1201 Third Avenue, 22nd Floor, Seattle, WA
                 98101 (Address of principal executive offices)
                                   (Zip code)

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                      Date of fiscal year end: October 31st

                    Date of reporting period: April 30, 2003

LOGO: WM
GROUPOFFUNDS



WM GROUP
OF FUNDS

Common sense. Uncommon solutions.

1st Photo: House on a hill, overlooking a mountain top.
2nd Photo: Night photo of city and bridge.

SEMI-ANNUAL REPORT
for the period ended
April 30, 2003

EQUITY FUNDS

REIT Fund

Equity Income Fund

Growth & Income Fund

West Coast Equity Fund

Mid Cap Stock Fund

Growth Fund

Small Cap Stock Fund

International Growth Fund



FIXED-INCOME FUNDS

Short Term Income Fund

U.S. Government Securities Fund

Income Fund

High Yield Fund



MUNICIPAL FUNDS

Tax-Exempt Bond Fund

California Municipal Fund

California Insured
Intermediate Municipal Fund

NOT FDIC INSURED
o May Lose Value
o No Bank Guarantee



Table of Contents

Message from the President ................................................    1

Statements of Assets and Liabilities ......................................    2

Statements of Operations ..................................................    6

Statements of Changes in Net Assets .......................................    8

Statements of Changes in Net
Assets - Capital Stock Activity ...........................................   12

Financial Highlights ......................................................   16

Portfolio of Investments ..................................................   33

Notes to Financial Statements (unaudited) .................................   82

Photo of: William G. Papesh

Dear Shareholder,

The first half of our fiscal year closed with a set of decisive geopolitical events and late-period equity market gains.1 The military conflict in Iraq commenced in March and concluded shortly after period-end, brevity that we hope will inspire a tempering of global tensions. We also saw encouraging signs of improvement in economic and market conditions. Equity markets rallied to conclude the six-month period ended April 30, 2003 as the Standard & Poor's 500 Index gained 4.47%.2 Corporate earnings also showed some signs of change for the better, but true revenue-driven profit growth remains somewhat elusive and difficult to garner for many firms. With these conditions in mind, we feel that time is still needed before we can declare a full economic recovery.

Corporate bonds, particularly lower-rated issues, were among the strongest performing major asset classes during the period. Interest rates continued their slide to 40-year lows, while Treasury yields actually dropped slightly during the period. These factors helped to boost the performance of bond investments, where prices generally move in the opposite direction of yields. In fact, bonds have outperformed stocks in each of the past three calendar years, averaging more than 10% per year from 2000 to 2002. Conversely, stocks declined by an average of more than 14% per year over the same time period.3

As a result of positive bond market performance, bond fund investments continued to gain in popularity compared to equity funds during the period, as measured by cash inflows. However, investors should be aware of the pitfalls associated with chasing short-term past performance. Assets that have shown the best results in a certain period may not necessarily repeat this strong performance in the next. For this reason, we have always recommended a strategy that utilizes diversification and asset allocation to help protect investor assets through a variety of financial market conditions. We also suggest that investors regularly elicit the expertise of a financial advisor. With the guidance of these investment professionals, investors can take the actions necessary to keep their investment portfolios aligned with their goals regardless of market fluctuations.

To provide additional opportunities for diversification, we introduced the WM REIT Fund in March. The Fund invests primarily in real estate investment trust
(REIT) securities and seeks to take advantage of their dividend-producing potential. We believe that the WM REIT Fund adds depth and breadth to the overall WM Group of Funds family and that it has the capability of enhancing risk management opportunities available through the WM Strategic Asset Management Portfolios.

At the WM Group of Funds, our focus on risk management has remained in place throughout the past three years of significantly volatile equity market performance. It is a fundamental aspect of our investment philosophy, and we will continue to stress this approach as economic conditions and equity markets change. Our firm and our investment products have evolved over the years, and yet our commitment to a risk management discipline remains at the core of the investment options we offer.

As we look toward the second half of our fiscal year, we are unwavering in our belief that the strict investment discipline that has guided us for more than 60 years is the right course through the current market uncertainty. We thank you for your continued confidence and trust in the WM Group of Funds.


Sincerely,

/s/ William G. Papesh

William G. Papesh
President

1    As measured by the Standard & Poor's 500 Index.

2 Source: Ibbotson Associates. Index performance information represents total return from November 1, 2002 through April 30, 2003 and includes the reinvestment of dividends and capital gains.

3 Source: Ibbotson Associates. Stocks are measured by the S&P 500 Index. Bonds are measured by the Lehman Brothers Aggregate Bond Index. Index performance information represents average annual total returns from January 1, 2000 through December 31, 2002, and includes the reinvestment of dividends and capital gains.

Note: Indices are unmanaged, and an investment cannot be made directly in an index.

STATEMENTS of ASSETS and LIABILITIES

WM GROUP OF FUNDS
APRIL 30, 2003 (UNAUDITED)



                                                            EQUITY          GROWTH &        WEST COAST        MID CAP
                                            REIT            INCOME           INCOME           EQUITY           STOCK
                                            FUND              FUND            FUND             FUND             FUND
                                       --------------   --------------   --------------   --------------   --------------
ASSETS:
Investments, at value:
   Securities ......................   $  108,424,167   $  630,952,639   $1,165,136,418   $  685,624,002   $  269,241,766
   Repurchase Agreements ...........       13,633,000       35,923,000       70,766,000       28,772,000       26,084,000
                                       --------------   --------------   --------------   --------------   --------------
   Total Investments (a) ...........      122,057,167      666,875,639    1,235,902,418      714,396,002      295,325,766
Cash ...............................              667              850              918              996              601
Cash held as collateral for
   securities loaned ...............             --         19,760,170        8,607,800       14,575,389       15,235,700
Unrealized appreciation of forward
  foreign currency contracts .......             --               --               --               --               --
Dividends and/or interest receivable          166,624        1,770,146        1,797,388           94,179          282,471
Receivable for Fund shares sold ....          249,675        1,897,425        2,443,890        2,029,225          658,369
Receivable for investment
   securities sold .................             --               --               --          1,092,770        1,248,383
Prepaid expenses ...................           25,365            4,180            8,039            4,255            1,796
                                       --------------   --------------   --------------   --------------   --------------
   Total Assets.....................      122,499,498      690,308,410    1,248,760,453      732,192,816      312,753,086
                                       --------------   --------------   --------------   --------------   --------------
LIABILITIES:

Payable upon return of securities
   loaned ..........................             --         19,760,170        8,607,800       14,575,389       15,235,700
Unrealized depreciation of forward
   foreign currency contracts ......             --               --               --               --               --
Payable for Fund shares redeemed ...             --            397,949          738,914          885,449           20,838
Payable for when-issued securities .             --               --               --               --               --
Payable for investment securities
   purchased .......................             --               --               --          2,161,342        3,892,422
Investment advisory fee payable ....           78,517          289,294          513,719          335,138          174,153
Shareholder servicing and
   distribution fees payable .......              520          111,387          187,451          159,713           17,123
Transfer agent fees payable ........              175           45,847           96,165           79,395           10,636
Variation margin ...................             --               --               --               --               --
Dividends payable ..................             --               --               --               --               --
Accrued legal and audit fees .......            7,862           23,808           30,612           23,471           19,901
Accrued printing and
   postage expenses ................            5,091          108,625          231,121          195,594           30,098
Accrued expenses and
   other payables ..................            6,056           25,326           67,147           66,142            9,419
                                       --------------   --------------   --------------   --------------   --------------
   Total Liabilities ...............           98,221       20,762,406       10,472,929       18,481,633       19,410,290
                                       --------------   --------------   --------------   --------------   --------------
NET ASSETS .........................   $  122,401,277   $  669,546,004   $1,238,287,524   $  713,711,183   $  293,342,796
                                       ==============   ==============   ==============   ==============   ==============
(a) Investments, at cost ...........   $  117,677,650   $  699,680,252   $1,184,104,927   $  692,660,727   $  258,193,376
                                       ==============   ==============   ==============   ==============   ==============


                                                                                                                U.S.
                                                            SMALL CAP    INTERNATIONAL     SHORT TERM        GOVERNMENT
                                            GROWTH            STOCK          GROWTH          INCOME          SECURITIES
                                             FUND             FUND             FUND           FUND               FUND
                                       --------------   --------------   --------------   --------------   --------------
ASSETS:
Investments, at value:
   Securities ......................   $  632,411,061   $  241,798,094   $  218,225,704   $  173,495,177   $  917,555,763
   Repurchase Agreements ...........       48,483,000        3,549,000       12,040,000       18,736,000       87,153,000
                                       --------------   --------------   --------------   --------------   --------------
   Total Investments (a) ...........      680,894,061      245,347,094      230,265,704      192,231,177    1,004,708,763
Cash ...............................           75,326              839              873            1,426              592
Cash held as collateral for
   securities loaned ...............       27,318,741       12,313,883       28,528,780       28,453,431      149,724,191
Unrealized appreciation of forward
  foreign currency contracts .......           22,152             --            672,798             --               --
Dividends and/or interest receivable          229,467           30,934        1,102,161        2,254,193        5,610,260
Receivable for Fund shares sold ....          986,817          541,962          402,770        3,583,248        6,236,330
Receivable for investment
   securities sold .................        5,260,906          747,634           52,682              361              423
Prepaid expenses ...................           39,671            1,082            1,277            1,069            5,302
                                       --------------   --------------   --------------   --------------   --------------
   Total Assets ....................      714,827,141      258,983,428      261,027,045      226,524,905    1,166,285,861
                                       --------------   --------------   --------------   --------------   --------------
LIABILITIES:

Payable upon return of securities
   loaned ..........................       27,318,741       12,313,883       28,528,780       28,453,431      149,724,191
Unrealized depreciation of forward
  foreign currency contracts .......          108,624             --            398,353             --
Payable for Fund shares redeemed ...          378,703          102,758          604,854          214,138        1,737,929
Payable for when-issued securities .             --               --               --               --               --
Payable for investment securities
   purchased .......................        6,715,800          991,207          989,917        4,626,209             --
Investment advisory fee payable ....          422,803          158,548          386,515           76,358          408,703
Shareholder servicing and
   distribution fees payable .......          115,450           19,248            7,354           47,670          328,269
Transfer agent fees payable ........          122,941           33,831           11,575             --             44,798
Variation margin ...................             --               --               --             46,875             --
Dividends payable ..................             --               --               --             48,284          396,820
Accrued legal and audit fees .......           23,100           18,540           19,265           17,644           26,327
Accrued printing and
   postage expenses ................          259,011           80,855           32,092           20,941           91,089
Accrued expenses and
   other payables ..................           36,433           14,138           41,134            8,367           33,574
                                       --------------   --------------   --------------   --------------   --------------
   Total Liabilities ...............       35,501,606       13,733,008       31,019,839       33,559,917      152,791,700
                                       --------------   --------------   --------------   --------------   --------------
NET ASSETS .........................   $  679,325,535   $  245,250,420   $  230,007,206   $  192,964,988   $1,013,494,161
                                       ==============   ==============   ==============   ==============   ==============
(a) Investments, at cost ...........   $  706,169,834   $  403,472,931   $  258,036,811   $  185,353,357   $  974,276,900
                                       ==============   ==============   ==============   ==============   ==============

                                                                                                             CALIFORNIA
                                                                                                              INSURED
                                                             HIGH          TAX-EXEMPT      CALIFORNIA       INTERMEDIATE
                                           INCOME            YIELD            BOND          MUNICIPAL        MUNICIPAL
                                            FUND             FUND             FUND             FUND             FUND
                                       --------------   --------------   --------------   --------------   --------------
ASSETS:
Investments, at value:
   Securities ......................   $  873,627,274   $  410,897,346   $  274,543,980   $  601,823,077   $  213,240,416
   Repurchase Agreements ...........       67,224,000        8,960,000             --               --               --
                                       --------------   --------------   --------------   --------------   --------------
   Total Investments (a) ...........      940,851,274      419,857,346      274,543,980      601,823,077      213,240,416
Cash ...............................        1,936,649              340            4,721           28,483           63,933
Cash held as collateral for
   securities loaned ...............      156,419,236      100,700,337             --               --               --
Unrealized appreciation of forward
  foreign currency contracts .......             --               --               --               --               --
Dividends and/or interest receivable       12,118,472        8,049,554        3,548,353        7,711,816        2,302,885
Receivable for Fund shares sold ....        6,021,648        3,515,513          544,981        2,192,728        1,122,156
Receivable for investment
   securities sold .................             --               --          1,884,554       10,758,840             --
Prepaid expenses ...................            4,921            2,041            1,741            3,869              955
                                       --------------   --------------   --------------   --------------   --------------
   Total Assets ....................    1,117,352,200      532,125,131      280,528,330      622,518,813      216,730,345
                                       --------------   --------------   --------------   --------------   --------------
LIABILITIES:

Payable upon return of securities
   loaned ..........................      156,419,236      100,700,337             --               --               --
Unrealized depreciation of forward
   foreign currency contracts ......             --               --               --               --               --
Payable for Fund shares redeemed ...          994,972          346,141          445,263        1,119,775          350,812
Payable for when-issued securities .             --               --          6,398,715        2,694,937        9,202,802
Payable for investment securities
   purchased .......................        5,291,139        2,350,337        1,466,310       21,929,930        4,512,686
Investment advisory fee payable ....          377,794          192,122          108,846          242,561           64,592
Shareholder servicing and
   distribution fees payable .......          201,643           65,551           87,558          313,592          111,843
Transfer agent fees payable ........           30,036            3,653           12,318           20,806            5,536
Variation margin ...................             --               --             72,406          464,656          127,656
Dividends payable ..................          579,238          346,356          281,088          603,240          107,771
Accrued legal and audit fees .......           25,581           20,718           18,503           22,209           17,308
Accrued printing and
   postage expenses ................           55,407           19,678           28,559           52,203           13,272
Accrued expenses and
   other payables ..................           25,409            8,426            6,478           20,754            6,820
                                       --------------   --------------   --------------   --------------   --------------
   Total Liabilities ...............      164,000,455      104,053,319        8,926,044       27,484,663       14,521,098
                                       --------------   --------------   --------------   --------------   --------------
NET ASSETS .........................   $  953,351,745   $  428,071,812   $  271,602,286   $  595,034,150   $  202,209,247
                                       ==============   ==============   ==============   ==============   ==============
(a) Investments, at cost ...........   $  899,840,052   $  411,072,982   $  250,373,179   $  570,455,641   $  205,493,499
                                       ==============   ==============   ==============   ==============   ==============

                       See Notes to Financial Statements.

                                   2-3 spread

STATEMENTS of ASSETS and LIABILITIEs (continued)

WM GROUP OF FUNDS

APRIL 30, 2003 (UNAUDITED)


                                                                  EQUITY            GROWTH &           WEST COAST
                                               REIT               INCOME             INCOME              EQUITY
                                               FUND                FUND                FUND                FUND
                                          ---------------    ---------------     ---------------     ---------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ..   $       794,118    $     2,256,221     $     5,181,912     $       896,586
Accumulated net realized gain/(loss)
   on investment transactions .........            63,298           (771,362)        (81,806,235)        (13,678,284)
Net unrealized appreciation/
   (depreciation) of
    investments .......................         4,379,517        (32,804,613)         51,797,491          21,735,275
Paid-in capital .......................       117,164,344        700,865,758       1,263,114,356         704,757,606
                                          ---------------    ---------------     ---------------     ---------------
   Total Net Assets ...................   $   122,401,277    $   669,546,004     $ 1,238,287,524     $   713,711,183
                                          ===============    ===============     ===============     ===============
NET ASSETS:
Class A Shares ........................   $       606,287    $   217,118,287     $   487,302,750     $   395,241,143
                                          ===============    ===============     ===============     ===============
Class B Shares ........................   $       609,089    $    84,197,720     $   112,281,775     $    98,473,691
                                          ===============    ===============     ===============     ===============
Class C Shares ........................   $       152,306    $     2,128,492     $       301,739     $     1,647,423
                                          ===============    ===============     ===============     ===============
Class I Shares ........................   $   121,033,595    $   366,101,505     $   638,401,260     $   218,348,926
                                          ===============    ===============     ===============     ===============
SHARES OUTSTANDING:
Class A Shares ........................            57,980         16,169,909          25,483,320          15,958,261
                                          ===============    ===============     ===============     ===============
Class B Shares ........................            58,286          6,310,053           6,082,619           4,363,698
                                          ===============    ===============     ===============     ===============
Class C Shares ........................            14,570            160,039              16,437              72,907
                                          ===============    ===============     ===============     ===============
Class I Shares ........................        11,569,500         27,275,041          33,297,725           8,762,641
                                          ===============    ===============     ===============     ===============
CLASS A SHARES:
Net asset value per share of
   beneficial interest
   outstanding * ......................   $         10.46    $         13.43     $         19.12     $         24.77
                                          ===============    ===============     ===============     ===============
Maximum sales charge ..................             5.50%              5.50%               5.50%               5.50%
                                          ===============    ===============     ===============     ===============
Maximum offering price
   per share of beneficial
   interest outstanding ...............   $         11.07    $         14.21     $         20.23     $         26.21
                                          ===============    ===============     ===============     ===============
CLASS B SHARES:
Net asset value and offering
   price per share of
   beneficial interest
   outstanding * ......................   $         10.45    $         13.34     $         18.46     $         22.57
                                          ===============    ===============     ===============     ===============
CLASS C SHARES:
Net asset value per share
   of beneficial interest
   outstanding * ......................   $         10.45    $         13.30     $         18.36     $         22.60
                                          ===============    ===============     ===============     ===============
Maximum sales charge ..................             1.00%              1.00%               1.00%               1.00%
                                          ===============    ===============     ===============     ===============
Maximum offering price
   per share of beneficial
   interest outstanding ...............   $         10.56    $         13.43     $         18.55     $         22.83
                                          ===============    ===============     ===============     ===============
CLASS I SHARES:
Net asset value, offering
   and redemption price per
   share of beneficial
   interest outstanding ...............   $         10.46    $         13.42     $         19.17     $         24.92
                                          ===============    ===============     ===============     ===============



                                               MID CAP                                SMALL CAP       INTERNATIONAL
                                                STOCK              GROWTH              STOCK              GROWTH
                                                FUND                FUND                FUND               FUND
                                          ---------------     ---------------     ---------------     ---------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ..   $       376,799     $    (1,087,316)    $      (264,079)    $       603,253
Accumulated net realized gain/(loss)
   on investment transactions .........        (8,209,086)       (436,507,741)        (40,799,115)        (35,226,176)
Net unrealized appreciation/
   (depreciation) of
    investments .......................        37,132,390         (25,362,245)       (158,125,837)        (27,483,936)
Paid-in capital .......................       264,042,693       1,142,282,837         444,439,451         292,114,065
                                          ---------------     ---------------     ---------------     ---------------
   Total Net Assets ...................   $   293,342,796     $   679,325,535     $   245,250,420     $   230,007,206
                                          ===============     ===============     ===============     ===============
NET ASSETS:
Class A Shares ........................   $    30,190,399     $    96,871,776     $    49,254,213     $    21,775,428
                                          ===============     ===============     ===============     ===============
Class B Shares ........................   $    13,837,841     $   118,931,543     $    12,256,985     $     3,719,689
                                          ===============     ===============     ===============     ===============
Class C Shares ........................   $       188,342     $       349,444     $        88,254     $        59,084
                                          ===============     ===============     ===============     ===============
Class I Shares ........................   $   249,126,214     $   463,172,772     $   183,650,968     $   204,453,005
                                          ===============     ===============     ===============     ===============
SHARES OUTSTANDING:
Class A Shares ........................         2,339,439           8,175,243           5,636,513           3,232,712
                                          ===============     ===============     ===============     ===============
Class B Shares ........................         1,104,367          10,966,287           1,565,793             573,077
                                          ===============     ===============     ===============     ===============
Class C Shares ........................            15,017              32,101              11,198               9,120
                                          ===============     ===============     ===============     ===============
Class I Shares ........................        19,134,379          38,053,366          20,570,964          30,265,491
                                          ===============     ===============     ===============     ===============
CLASS A SHARES:
Net asset value per share of
   beneficial interest
   outstanding * ......................   $         12.90     $         11.85     $          8.74     $          6.74
                                          ===============     ===============     ===============     ===============
Maximum sales charge ..................             5.50%               5.50%               5.50%               5.50%
                                          ===============     ===============     ===============     ===============
Maximum offering price
   per share of beneficial
   interest outstanding ...............   $         13.65     $         12.54     $          9.25     $          7.13
                                          ===============     ===============     ===============     ===============
CLASS B SHARES:
Net asset value and offering
   price per share of
   beneficial interest
   outstanding * ......................   $         12.53     $         10.85     $          7.83     $          6.49
                                          ===============     ===============     ===============     ===============
CLASS C SHARES:
Net asset value per share
   of beneficial interest
   outstanding * ......................   $         12.54     $         10.89     $          7.88     $          6.48
                                          ===============     ===============     ===============     ===============
Maximum sales charge ..................             1.00%               1.00%               1.00%               1.00%
                                          ===============     ===============     ===============     ===============
Maximum offering price
   per share of beneficial
   interest outstanding ...............   $         12.67     $         11.00     $          7.96     $          6.55
                                          ===============     ===============     ===============     ===============
CLASS I SHARES:
Net asset value, offering
   and redemption price per
   share of beneficial
   interest outstanding ...............   $         13.02     $         12.17     $          8.93     $          6.76
                                          ===============     ===============     ===============     ===============


                                                                    U.S.
                                            SHORT TERM           GOVERNMENT                                  HIGH
                                              INCOME             SECURITIES            INCOME               YIELD
                                               FUND                 FUND                FUND                 FUND
                                          ---------------     ---------------     ---------------     ---------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ..   $      (195,101)    $    (3,577,146)    $    (1,295,267)    $    (1,084,603)
Accumulated net realized gain/(loss)
   on investment transactions .........        (4,580,742)        (40,746,058)        (17,970,247)        (48,810,989)
Net unrealized appreciation/
   (depreciation) of
    investments .......................         6,839,539          30,431,863          41,011,222           8,783,802
Paid-in capital .......................       190,901,292       1,027,385,502         931,606,037         469,183,602
                                          ---------------     ---------------     ---------------     ---------------
   Total Net Assets ...................   $   192,964,988     $ 1,013,494,161     $   953,351,745     $   428,071,812
                                          ===============     ===============     ===============     ===============
NET ASSETS:
Class A Shares ........................   $    39,057,705     $   209,572,149     $   148,064,764     $    34,430,313
                                          ===============     ===============     ===============     ===============
Class B Shares ........................   $    38,312,900     $   332,800,683     $   205,144,837     $    66,919,569
                                          ===============     ===============     ===============     ===============
Class C Shares ........................   $    12,335,559     $    19,973,821     $    14,304,956     $    11,165,968
                                          ===============     ===============     ===============     ===============
Class I Shares ........................   $   103,258,824     $   451,147,508     $   585,837,188     $   315,555,962
                                          ===============     ===============     ===============     ===============
SHARES OUTSTANDING:
Class A Shares ........................        16,235,188          18,798,799          15,678,693           4,620,721
                                          ===============     ===============     ===============     ===============
Class B Shares ........................        15,920,738          29,872,553          21,656,605           8,940,980
                                          ===============     ===============     ===============     ===============
Class C Shares ........................         5,127,031           1,793,203           1,510,298           1,491,723
                                          ===============     ===============     ===============     ===============
Class I Shares ........................        42,919,583          40,457,586          61,909,704          42,422,696
                                          ===============     ===============     ===============     ===============
CLASS A SHARES:
Net asset value per share of
   beneficial interest
   outstanding * ......................   $          2.41     $         11.15     $          9.44     $          7.45
                                          ===============     ===============     ===============     ===============
Maximum sales charge ..................             3.50%               4.50%               4.50%               4.50%
                                          ===============     ===============     ===============     ===============
Maximum offering price
   per share of beneficial
   interest outstanding ...............   $          8.41     $         11.97     $         11.73     $          7.80
                                          ===============     ===============     ===============     ===============
CLASS B SHARES:
Net asset value and offering
   price per share of
   beneficial interest
   outstanding * ......................   $          2.41     $         11.14     $          9.47     $          7.48
                                          ===============     ===============     ===============     ===============
CLASS C SHARES:
Net asset value per share
   of beneficial interest
   outstanding * ......................   $          2.41     $         11.14     $          9.47     $          7.49
                                          ===============     ===============     ===============     ===============
Maximum sales charge ..................             1.00%               1.00%               1.00%               1.00%
                                          ===============     ===============     ===============     ===============
Maximum offering price
   per share of beneficial
   interest outstanding ...............   $          2.43     $         11.25     $          9.57     $          7.57
                                          ===============     ===============     ===============     ===============
CLASS I SHARES:
Net asset value, offering
   and redemption price per
   share of beneficial
   interest outstanding ...............   $          2.41     $         11.15     $          9.46     $          7.44
                                          ===============     ===============     ===============     ===============


                                                                                   CALIFORNIA
                                                                                     INSURED
                                            TAX-EXEMPT         CALIFORNIA         INTERMEDIATE
                                                BOND            MUNICIPAL           MUNICIPAL
                                                FUND              FUND                FUND
                                          ---------------    ---------------    ---------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ..   $        46,690    $        65,009    $        63,556
Accumulated net realized gain/(loss)
   on investment transactions .........         2,244,218            694,182            490,601
Net unrealized appreciation/
   (depreciation) of
    investments .......................        24,110,350         30,979,898          7,640,498
Paid-in capital .......................       245,201,028        563,295,061        194,014,592
                                          ---------------    ---------------    ---------------
   Total Net Assets ...................   $   271,602,286    $   595,034,150    $   202,209,247
                                          ===============    ===============    ===============
NET ASSETS:
Class A Shares ........................   $   218,845,284    $   280,439,173    $    84,666,427
                                          ===============    ===============    ===============
Class B Shares ........................   $    49,875,859    $   304,255,107    $   105,240,397
                                          ===============    ===============    ===============
Class C Shares ........................   $     2,881,143    $    10,339,870    $    12,302,423
                                          ===============    ===============    ===============
Class I Shares ........................              --                 --                 --

SHARES OUTSTANDING:
Class A Shares ........................        27,263,081         24,538,936          7,560,304
                                          ===============    ===============    ===============
Class B Shares ........................         6,212,959         26,621,894          9,397,338
                                          ===============    ===============    ===============
Class C Shares ........................           358,901            904,748          1,098,572
                                          ===============    ===============    ===============
Class I Shares ........................              --                 --                 --
                                          $          8.41    $         11.97    $         11.73
CLASS A SHARES:
Net asset value per share of
   beneficial interest
   outstanding * ......................   $          8.03    $         11.43    $         11.20
                                          ===============    ===============    ===============
Maximum sales charge ..................             4.50%              4.50%              4.50%
                                          ===============    ===============    ===============
Maximum offering price
   per share of beneficial
   interest outstanding ...............   $          8.41    $         11.97    $         11.73
                                          ===============    ===============    ===============
CLASS B SHARES:
Net asset value and offering
   price per share of
   beneficial interest
   outstanding * ......................   $          8.03    $         11.43    $         11.20
                                          ===============    ===============    ===============
CLASS C SHARES:
Net asset value per share
   of beneficial interest
   outstanding * ......................   $          8.03    $         11.43    $         11.20
                                          ===============    ===============    ===============
Maximum sales charge ..................             1.00%              1.00%              1.00%
                                          ===============    ===============    ===============
Maximum offering price
   per share of beneficial
   interest outstanding ...............   $          8.11    $         11.55    $         11.31
                                          ===============    ===============    ===============
CLASS I SHARES:
Net asset value, offering
   and redemption price per
   share of beneficial
   interest outstanding ...............              --                 --                 --




------------------------------------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge and/or applicable redemption fees for Class A Shares of the International Growth Fund.

                       See Notes to Financial Statements.

                                   4-5 spread

STATEMENTS of OPERATIONS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)


                                                   EQUITY          GROWTH &       WEST COAST       MID CAP
                                     REIT          INCOME          INCOME          EQUITY          STOCK          GROWTH
                                     FUND*          FUND            FUND            FUND            FUND            FUND
                                 ------------   ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ....................   $    945,009   $  8,592,886    $ 13,047,223    $  4,448,411    $  1,628,148    $  2,675,955
Interest .....................         33,469      3,344,377         251,474         188,766         149,919         328,528
Foreign withholding taxes ....           --          (53,678)       (127,273)           --              --           (58,866)
Securities lending income ....           --           41,938          17,095          53,230          28,317          47,578
                                 ------------   ------------    ------------    ------------    ------------    ------------
    Total investment income ...       978,478     11,925,523      13,188,519       4,690,407       1,806,384       2,993,195
                                 ------------   ------------    ------------    ------------    ------------    ------------
EXPENSES:

Investment advisory fee ......        147,115      1,749,448       3,213,683       2,001,904       1,049,519       2,380,146
Custodian fees ...............          1,145         16,276          30,538          18,909           7,983          52,549
Legal and audit fees .........          7,862         28,160          39,590          27,638          21,240          63,406
Registration and filing fees .         16,032         21,968           9,176          51,670          23,909          23,643
Printing and postage expenses           5,092        110,266         228,022         176,383          25,373         232,363
Other ........................          6,200         78,065         164,022         119,534          25,946         127,858
Shareholder servicing
   and distribution fees:
   Class A Shares ............             92        249,774         579,810         467,730          35,391         114,725
   Class B Shares ............            434        406,303         576,551         499,785          66,839         600,927
   Class C Shares ............             97          9,855           1,366           7,520             790           1,343
Transfer agent fees:
   Class A Shares ............            116        100,108         243,405         226,638          15,824         237,355
   Class B Shares ............            144        124,760         237,600         194,194          33,010         417,570
   Class C Shares ............             31          1,700             376           1,932             281             333
                                 ------------   ------------    ------------    ------------    ------------    ------------
    Total expenses ............       184,360      2,896,683       5,324,139       3,793,837       1,306,105       4,252,218
Fees waived by the investment
   advisor and/or
   transfer agent ............           --             --              --              --              --              --
Fees reduced by
   custodian credits .........           --              (81)           (105)            (16)            (58)           (222)
                                 ------------   ------------    ------------    ------------    ------------    ------------
Net expenses .................        184,360      2,896,602       5,324,034       3,793,821       1,306,047       4,251,996
                                 ------------   ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) .        794,118      9,028,921       7,864,485         896,586         500,337      (1,258,801)
                                 ------------   ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain/(loss) on
   investment transactions ...         63,298      1,393,626     (49,062,705)     (1,840,664)     (3,962,516)    (31,316,673)
Net change in unrealized
   appreciation/(depreciation)
   of investments ............      4,379,517     31,652,876      94,099,948      30,625,689      15,147,097      57,071,562
                                 ------------   ------------    ------------    ------------    ------------    ------------
Net realized and unrealized
   gain on investments .......      4,442,815     33,046,502      45,037,243      28,785,025      11,184,581      25,754,889
                                 ------------   ------------    ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ....   $  5,236,933   $ 42,075,423    $ 52,901,728    $ 29,681,611    $ 11,684,918    $ 24,496,088
                                 ============   ============    ============    ============    ============    ============


                                                                                      U.S.
                                  SMALL CAP       INTERNATIONAL    SHORT TERM     GOVERNMENT                         HIGH
                                    STOCK           GROWTH          INCOME        SECURITIES         INCOME         YIELD
                                     FUND            FUND            FUND            FUND             FUND           FUND
                                 ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ....................   $    532,128    $  2,536,088    $       --      $       --      $    162,500    $    797,763
Interest .....................         31,294          56,699       4,094,777      22,403,238      28,131,959      16,784,545
Foreign withholding taxes ....           --          (273,019)           --              --              --              --
Securities lending income ....        489,259          64,443          21,295          92,707         130,481          98,456
                                 ------------    ------------    ------------    ------------    ------------    ------------
    Total investment income ..      1,052,681       2,384,211       4,116,072      22,495,945      28,424,940      17,680,764
                                 ------------    ------------    ------------    ------------    ------------    ------------
EXPENSES:

Investment advisory fee ......        843,445         972,883         406,206       2,289,779       2,113,593       1,042,372
Custodian fees ...............          9,881         102,385           6,844          30,632          25,872          11,376
Legal and audit fees .........         18,909          20,178          17,971          33,399          31,882          22,556
Registration and filing fees .         24,741          22,468          22,445          39,860          34,395          27,806
Printing and postage expenses          74,150          29,632          21,300         109,267          64,588          18,756
Other ........................         31,100          38,097          21,830         112,543          88,403          30,673
Shareholder servicing
   and distribution fees:
   Class A Shares ............         55,962          25,479          39,753         249,390         169,312          24,425
   Class B Shares ............         66,636          21,033         147,704       1,485,925         822,855         259,250
   Class C Shares ............            368             262          41,761          75,156          54,108          28,155
Transfer agent fees:
   Class A Shares ............        121,934          43,729          24,831         114,036          89,380           8,086
   Class B Shares ............         70,282          20,477          16,878         139,176          77,368          22,510
   Class C Shares ............            134             141           2,422           4,573           2,758           1,673
                                 ------------    ------------    ------------    ------------    ------------    ------------
   Total expenses ............      1,317,542       1,296,764         769,945       4,683,736       3,574,514       1,497,638
Fees waived by the investment
   advisor and/or
   transfer agent ............           --              --           (44,131)           --              --              --
Fees reduced by
   custodian credits .........           (782)             (8)           (314)           (150)           (155)           (382)
                                 ------------    ------------    ------------    ------------    ------------    ------------
Net expenses .................      1,316,760       1,296,756         725,500       4,683,586       3,574,359       1,497,256
                                 ------------    ------------    ------------    ------------    ------------    ------------
 NET INVESTMENT INCOME/(LOSS).       (264,079)      1,087,455       3,390,572      17,812,359      24,850,581      16,183,508
                                 ------------    ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain/(loss) on
   investment transactions ...    (11,949,524)     (7,930,017)        (75,589)        444,364         444,815     (14,652,435)
Net change in unrealized
   appreciation/(depreciation)
   of investments ............     28,642,758       8,580,541       4,545,197         487,444      41,657,690      57,591,494
                                 ------------    ------------    ------------    ------------    ------------    ------------
Net realized and unrealized
   gain on investments .......     16,693,234         650,524       4,469,608         931,808      42,102,505      42,939,059
                                 ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ....   $ 16,429,155    $  1,737,979    $  7,860,180    $ 18,744,167    $ 66,953,086    $ 59,122,567
                                 ============    ============    ============    ============    ============    ============

                                                                  CALIFORNIA
                                                                   INSURED
                                  TAX-EXEMPT      CALIFORNIA     INTERMEDIATE
                                     BOND          MUNICIPAL      MUNICIPAL
                                     FUND            FUND           FUND
                                 ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ....................   $       --      $       --      $       --
Interest .....................      6,723,229      14,524,256       3,443,589
Foreign withholding taxes ....           --              --              --
Securities lending income ....           --              --              --
                                 ------------    ------------    ------------
   Total investment income ...      6,723,229      14,524,256       3,443,589
                                 ------------    ------------    ------------
EXPENSES:

Investment advisory fee ......        648,343       1,464,884         429,325
Custodian fees ...............          7,895          16,137           5,994
Legal and audit fees .........         19,780          26,450          17,812
Registration and filing fees .         24,469          14,484          14,621
Printing and postage expenses          27,253          52,534          13,189
Other ........................         39,469          76,735          24,623
Shareholder servicing
   and distribution fees:
   Class A Shares ............        264,331         350,644          82,835
   Class B Shares ............        239,667       1,486,429         480,200
   Class C Shares ............         13,933          40,764          47,113
Transfer agent fees:
   Class A Shares ............         53,682          55,903           8,991
   Class B Shares ............          9,698          49,616          18,825
   Class C Shares ............            390           1,028           1,684
                                 ------------    ------------    ------------
    Total expenses ...........      1,348,910       3,635,608       1,145,212
Fees waived by the investment
   advisor and/or
   transfer agent ............           --              --           (81,864)
Fees reduced by
   custodian credits .........           (775)         (1,807)         (1,605)
                                 ------------    ------------    ------------
    Net expenses .............      1,348,135       3,633,801       1,061,743
                                 ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) .      5,375,094      10,890,455       2,381,846
                                 ------------    ------------    ------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain/(loss) on
   investment transactions ...      2,074,194         417,837         430,876
Net change in unrealized
   appreciation/(depreciation)
   of investments ............      2,611,950       7,616,975       2,252,677
                                 ------------    ------------    ------------
Net realized and unrealized
   gain on investments .......      4,686,144       8,034,812       2,683,553
                                 ------------    ------------    ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ....   $ 10,061,238    $ 18,925,267    $  5,065,399
                                 ============    ============    ============


-----------------------------------
*    The REIT Fund commenced operations on March 1, 2003.

                       See Notes to Financial Statements.


                                   6-7 spread


STATEMENTS of CHANGES in NET assets

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)



                                                       EQUITY             GROWTH &         WEST COAST           MID CAP
                                      REIT             INCOME              INCOME            EQUITY              STOCK
                                      FUND*             FUND                FUND               FUND               FUND
                                 ---------------   ---------------    ---------------    ---------------    ---------------
Net investment income/(loss) .   $       794,118   $     9,028,921    $     7,864,485    $       896,586    $       500,337
Net realized gain/(loss) on
   investment transactions ...            63,298         1,393,626        (49,062,705)        (1,840,664)        (3,962,516)
Net change in unrealized
   appreciation/(depreciation)
   of investments ............         4,379,517        31,652,876         94,099,948         30,625,689         15,147,097
                                 ---------------   ---------------    ---------------    ---------------    ---------------
Net increase in net assets
   resulting from operations .         5,236,933        42,075,423         52,901,728         29,681,611         11,684,918
Distributions to shareholders
   from:
   Net investment income:
      Class A Shares .........              --          (2,756,676)        (4,443,092)              --                 --
      Class B Shares .........              --            (728,214)              --                 --                 --
      Class C Shares .........              --             (19,707)            (1,824)              --                 --
      Class I Shares .........              --          (5,478,056)        (8,955,041)              --             (730,934)
   Net realized gains on
      investments:
      Class A Shares .........              --                --                 --                 --                 --
      Class B Shares .........              --                --                 --                 --                 --
      Class C Shares .........              --                --                 --                 --                 --
      Class I Shares .........              --                --                 --                 --                 --
   Net increase/(decrease)
     in net assets from
     Fund share transactions:
      Class A Shares .........           597,868         7,150,314         (4,994,985)         2,721,567            761,041
      Class B Shares .........           595,392        (2,427,675)       (15,604,170)        (7,364,152)           139,315
      Class C Shares .........           149,794           246,819             28,067            251,193            128,324
      Class I Shares .........       115,821,290        (1,567,305)       (50,531,536)        14,022,672          8,419,241
      Redemption fees ........              --                --                 --                 --                 --
                                 ---------------   ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets .............       122,401,277        36,494,923        (31,600,853)        39,312,891         20,401,905
NET ASSETS:
Beginning of period ..........              --         633,051,081      1,269,888,377        674,398,292        272,940,891
                                 ---------------   ---------------    ---------------    ---------------    ---------------
End of period ................   $   122,401,277   $   669,546,004    $ 1,238,287,524    $   713,711,183    $   293,342,796
                                 ===============   ===============    ===============    ===============    ===============
Undistributed net investment
   income/(accumulated net
   investment loss)
   at end of period ..........   $       794,118   $     2,256,221    $     5,181,912    $       896,586    $       376,799
                                 ===============   ===============    ===============    ===============    ===============


                                                                                                                    U.S.
                                                       SMALL CAP         INTERNATIONAL       SHORT TERM         GOVERNMENT
                                     GROWTH              STOCK              GROWTH             INCOME           SECURITIES
                                      FUND                FUND               FUND               FUND               FUND
                                 ---------------    ---------------    ---------------    ---------------    ---------------
Net investment income/(loss) .   $    (1,258,801)   $      (264,079)   $     1,087,455    $     3,390,572    $    17,812,359
Net realized gain/(loss) on
   investment transactions ...       (31,316,673)       (11,949,524)        (7,930,017)           (75,589)           444,364
Net change in unrealized
   appreciation/(depreciation)
   of investments ............        57,071,562         28,642,758          8,580,541          4,545,197            487,444
                                 ---------------    ---------------    ---------------    ---------------    ---------------
Net increase in net assets
   resulting from operations .        24,496,088         16,429,155          1,737,979          7,860,180         18,744,167
Distributions to shareholders
   from:
   Net investment income:
      Class A Shares .........              --                 --             (132,000)          (718,194)        (4,894,915)
      Class B Shares .........              --                 --                 --             (552,364)        (6,173,666)
      Class C Shares .........              --                 --                 (264)          (152,675)          (310,517)
      Class I Shares .........              --                 --           (2,398,061)        (2,228,810)       (10,658,315)
   Net realized gains on
      investments:
      Class A Shares .........              --                 --                 --                 --                 --
      Class B Shares .........              --                 --                 --                 --                 --
      Class C Shares .........              --                 --                 --                 --                 --
      Class I Shares .........              --                 --                 --                 --                 --
   Net increase/(decrease)
     in net assets from
     Fund share transactions:
      Class A Shares .........          (964,924)         3,458,788            424,738         10,148,921         14,108,268
      Class B Shares .........       (12,072,009)        (2,698,379)          (986,379)        12,932,630         62,456,599
      Class C Shares .........           146,939             14,326              6,067          6,380,900          8,394,536
      Class I Shares .........        87,369,318         47,135,859         19,943,180         11,613,645         86,620,186
      Redemption fees ........              --                 --              172,168               --                 --
                                 ---------------    ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets .............        98,975,412         64,339,749         18,767,428         45,284,233        168,286,343
NET ASSETS:
Beginning of period ..........       580,350,123        180,910,671        211,239,778        147,680,755        845,207,818
                                 ---------------    ---------------    ---------------    ---------------    ---------------
End of period ................   $   679,325,535    $   245,250,420    $   230,007,206    $   192,964,988    $ 1,013,494,161
                                 ===============    ===============    ===============    ===============    ===============
Undistributed net investment
   income/(accumulated net
   investment loss)
   at end of period ..........   $    (1,087,316)   $      (264,079)   $       603,253    $      (195,101)   $    (3,577,146)
                                 ===============    ===============    ===============    ===============    ===============


                                                                                                                CALIFORNIA
                                                                                                                 INSURED
                                                          HIGH             TAX-EXEMPT        CALIFORNIA        INTERMEDIATE
                                       INCOME             YIELD               BOND            MUNICIPAL         MUNICIPAL
                                        FUND               FUND               FUND              FUND               FUND
                                  ---------------    ---------------    ---------------    ---------------    ---------------
Net investment income/(loss) .    $    24,850,581    $    16,183,508    $     5,375,094    $    10,890,455    $     2,381,846
Net realized gain/(loss) on
   investment transactions ...            444,815        (14,652,435)         2,074,194            417,837            430,876
Net change in unrealized
   appreciation/(depreciation)
   of investments ............         41,657,690         57,591,494          2,611,950          7,616,975          2,252,677
                                  ---------------    ---------------    ---------------    ---------------    ---------------
Net increase in net assets
   resulting from operations .         66,953,086         59,122,567         10,061,238         18,925,267          5,065,399
Distributions to shareholders
   from:
   Net investment income:
      Class A Shares .........         (4,252,175)          (913,642)        (4,490,714)        (5,757,737)        (1,070,293)
      Class B Shares .........         (4,544,245)        (2,280,470)          (838,408)        (4,984,762)        (1,193,075)
      Class C Shares .........           (298,863)          (234,856)           (48,860)          (135,171)          (115,774)
      Class I Shares .........        (17,826,480)       (13,840,205)              --                 --                 --
   Net realized gains on
      investments:
      Class A Shares .........               --                 --           (1,784,665)        (1,835,197)          (290,270)
      Class B Shares .........               --                 --             (397,396)        (1,909,101)          (455,463)
      Class C Shares .........               --                 --              (21,226)           (46,077)           (42,579)
      Class I Shares .........               --                 --                 --                 --                 --
   Net increase/(decrease)
     in net assets from
     Fund share transactions:
      Class A Shares .........         11,188,241         18,421,485          3,177,795         (7,640,765)        26,820,527
      Class B Shares .........         55,093,726         16,683,507          2,117,777          6,398,259         14,956,226
      Class C Shares .........          6,079,345          7,899,194            450,697          3,597,301          4,239,651
      Class I Shares .........         73,175,259         38,153,089               --                 --                 --
      Redemption fees ........               --                 --                 --                 --                 --
                                  ---------------    ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets .............        185,567,894        123,010,669          8,226,238          6,612,017         47,914,349
NET ASSETS:
Beginning of period ..........        767,783,851        305,061,143        263,376,048        588,422,133        154,294,898
                                  ---------------    ---------------    ---------------    ---------------    ---------------
End of period ................    $   953,351,745    $   428,071,812    $   271,602,286    $   595,034,150    $   202,209,247
                                  ===============    ===============    ===============    ===============    ===============
Undistributed net investment
   income/(accumulated net
   investment loss)
   at end of period ..........    $    (1,295,267)   $    (1,084,603)   $        46,690    $        65,009    $        63,556
                                  ===============    ===============    ===============    ===============    ===============

-------------------------------
*    The REIT Fund commenced operations on March 1, 2003.

                       See Notes to Financial Statements.


                                   8-9 spread


STATEMENTS of CHANGES in NET assets (continued)

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2002

                                     EQUITY             GROWTH &          WEST COAST         MID CAP
                                     INCOME             INCOME              EQUITY            STOCK               GROWTH
                                      FUND               FUND                FUND              FUND                FUND
                                 ---------------    ---------------    ---------------    ---------------    ---------------
Net investment income/(loss) .   $    17,795,252    $    12,332,601    $        59,702    $       617,151    $    (4,111,819)
Net realized gain/(loss) on
   investment transactions ...        (3,235,878)       (32,166,441)       (12,409,673)        (2,402,636)      (150,464,889)
Net increase from payments
   by a related party ........              --                 --                 --                 --            3,387,886
Net change in unrealized
   appreciation/(depreciation)
   of investments ............      (100,836,906)      (213,211,961)      (111,615,987)       (14,761,671)       (26,851,806)
                                 ---------------    ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets
   resulting from operations .       (86,277,532)      (233,045,801)      (123,965,958)       (16,547,156)      (178,040,628)
Distributions to shareholders
   from:
   Net investment income:
      Class A Shares .........        (5,410,715)          (697,875)        (1,177,700)              --                 --
      Class B Shares .........        (1,384,529)            (6,169)            (2,896)              --                 --
      Class C Shares .........           (19,391)              --                 --                 --                 --
      Class I Shares .........        (9,061,157)        (1,824,626)        (1,122,522)          (397,973)              --
   Net realized gains
      on investments:
      Class A Shares .........        (4,485,391)        (8,851,717)       (15,119,050)          (232,275)              --
      Class B Shares .........        (1,483,636)        (3,027,861)        (4,225,635)          (398,885)              --
      Class I Shares .........        (5,461,425)       (12,468,189)        (6,308,073)        (8,297,093)              --
Net increase/(decrease)
   in net assets
   from Fund share
   transactions:
      Class A Shares .........        22,372,717         16,629,208         35,943,997         25,381,584        (22,991,294)
      Class B Shares .........        29,568,442        (29,887,599)        19,420,293          4,605,860        (41,118,513)
      Class C Shares .........         2,168,435            306,776          1,683,187             67,712            226,668
      Class I Shares .........       160,078,800         27,738,336         56,099,629         32,271,903        246,627,300
      Redemption fees ........              --                 --                 --                 --                 --
                                 ---------------    ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets .............       100,604,618       (245,135,517)       (38,774,728)        36,453,677          4,703,533
NET ASSETS:
Beginning of year ............       532,446,463      1,515,023,894        713,173,020        236,487,214        575,646,590
                                 ---------------    ---------------    ---------------    ---------------    ---------------
End of year ..................   $   633,051,081    $ 1,269,888,377    $   674,398,292    $   272,940,891    $   580,350,123
                                 ===============    ===============    ===============    ===============    ===============
Undistributed net
   investment income
   at end of year ............   $     2,209,953    $    10,717,384    $          --      $       607,396    $       171,485
                                 ===============    ===============    ===============    ===============    ===============


                                                                                                 U.S.
                                     SMALL CAP        INTERNATIONAL        SHORT TERM         GOVERNMENT
                                       STOCK              GROWTH             INCOME           SECURITIES           INCOME
                                        FUND               FUND               FUND               FUND               FUND
                                  ---------------    ---------------    ---------------    ---------------    ---------------
Net investment income/(loss) .    $    (1,963,769)   $       727,468    $     7,975,917    $    34,494,508    $    44,916,507
Net realized gain/(loss) on
   investment transactions ...        (26,327,410)       (15,074,146)        (1,258,838)         1,841,630         (3,029,819)
Net increase from payments
   by a related party ........               --                 --                 --                 --                 --
Net change in unrealized
   appreciation/(depreciation)
   of investments ............        (61,873,664)        (9,475,235)        (2,355,096)         4,047,464        (15,640,058)
                                  ---------------    ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets
   resulting from operations .        (90,164,843)       (23,821,913)         4,361,983         40,383,602         26,246,630
Distributions to shareholders
   from:
   Net investment income:
      Class A Shares .........               --             (170,970)        (1,101,248)        (9,231,192)        (8,125,707)
      Class B Shares .........               --              (12,443)          (516,826)        (7,925,972)        (5,952,703)
      Class C Shares .........               --                 (103)           (36,227)          (104,942)          (122,534)
      Class I Shares .........               --           (3,045,274)        (6,424,229)       (20,353,215)       (33,115,276)
   Net realized gains
      on investments:
      Class A Shares .........         (4,663,127)              --                 --                 --                 --
      Class B Shares .........         (2,251,033)              --                 --                 --                 --
      Class I Shares .........         (9,675,819)              --                 --                 --                 --
Net increase/(decrease)
   in net assets
   from Fund share
   transactions:
      Class A Shares .........          5,233,867          7,270,436          9,724,907         22,450,201         14,089,191
      Class B Shares .........         (2,318,753)        (1,743,353)        18,332,176        142,262,185         72,825,350
      Class C Shares .........            107,023             61,929          5,773,856         11,564,144          7,756,851
      Class I Shares .........         54,573,534         83,905,785        (18,667,162)        62,305,101        113,203,391
      Redemption fees ........               --              102,230               --                 --                 --
                                  ---------------    ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets .............        (49,159,151)        62,546,324         11,447,230        241,349,912        186,805,193
NET ASSETS:
Beginning of year ............        230,069,822        148,693,454        136,233,525        603,857,906        580,978,658
                                  ---------------    ---------------    ---------------    ---------------    ---------------
End of year ..................    $   180,910,671    $   211,239,778    $   147,680,755    $   845,207,818    $   767,783,851
                                  ===============    ===============    ===============    ===============    ===============
Undistributed net
   investment income
   at end of year ............    $          --      $     2,046,123    $        66,370    $       647,908    $       775,915
                                  ===============    ===============    ===============    ===============    ===============


                                                                                            CALIFORNIA
                                                                                             INSURED
                                       HIGH            TAX-EXEMPT       CALIFORNIA         INTERMEDIATE
                                       YIELD              BOND            MUNICIPAL          MUNICIPAL
                                       FUND               FUND               FUND              FUND
                                 ---------------    ---------------    ---------------    ---------------
Net investment income/(loss) .   $    29,729,869    $    11,441,133    $    22,436,655    $     3,726,900
Net realized gain/(loss) on
   investment transactions ...       (16,272,123)         2,372,985          8,618,573            919,766
Net increase from payments
   by a related party ........              --                 --                 --                 --
Net change in unrealized
   appreciation/(depreciation)
   of investments ............       (18,544,515)        (1,504,270)        (8,062,810)           770,054
                                 ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets
   resulting from operations .        (5,086,769)        12,309,848         22,992,418          5,416,720
Distributions to shareholders
   from:
   Net investment income:
      Class A Shares .........        (1,392,925)        (9,579,088)       (12,526,740)        (1,696,342)
      Class B Shares .........        (4,213,906)        (1,696,175)        (9,589,166)        (1,928,497)
      Class C Shares .........          (108,943)           (28,681)           (75,003)           (58,977)
      Class I Shares .........       (27,972,411)              --                 --                 --
   Net realized gains
      on investments:
      Class A Shares .........              --             (327,437)              --             (204,967)
      Class B Shares .........              --              (67,711)              --             (269,853)
      Class I Shares .........              --                 --                 --                 --
Net increase/(decrease)
   in net assets
   from Fund share
   transactions:
      Class A Shares .........         6,183,795         (6,692,583)        (5,115,663)        16,782,863
      Class B Shares .........        13,701,855          3,231,998         57,411,305         36,827,997
      Class C Shares .........         2,818,764          2,365,337          6,599,155          7,905,538
      Class I Shares .........        75,320,471               --                 --                 --
      Redemption fees ........              --                 --                 --                 --
                                 ---------------    ---------------    ---------------    ---------------
Net increase/(decrease)
   in net assets .............        59,249,931           (484,492)        59,696,306         62,774,482
NET ASSETS:
Beginning of year ............       245,811,212        263,860,540        528,725,827         91,520,416
                                 ---------------    ---------------    ---------------    ---------------
End of year ..................   $   305,061,143    $   263,376,048    $   588,422,133    $   154,294,898
                                 ===============    ===============    ===============    ===============
Undistributed net
   investment income
   at end of year ............   $         1,062    $        49,578    $        52,224    $        60,852
                                 ===============    ===============    ===============    ===============




                       See Notes to Financial Statements.

                                  10-11 spread


STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY

WM Group of Funds
                                    REIT
                                    FUND*              EQUITY INCOME FUND               GROWTH & INCOME FUND
                               -------------    ------------------------------    ------------------------------
                                   PERIOD         SIX MONTHS                       SIX MONTHS
                                   ENDED            ENDED                              ENDED
                                  04/30/03        04/30/03         YEAR ENDED      04/30/03         YEAR ENDED
                                (UNAUDITED)     (UNAUDITED)         10/31/02       (UNAUDITED)       10/31/02
                               -------------    -------------    -------------    -------------    -------------
AMOUNT
 CLASS A:
   Sold ....................   $     597,868    $  26,081,024    $  53,361,546    $  37,913,415    $ 115,319,754
   Issued as reinvestment of
      dividends ............            --          2,590,351        9,388,317        4,314,972        9,270,125
   Redeemed ................            --        (21,521,061)     (40,377,146)     (47,223,372)    (107,960,671)
                               -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .   $     597,868    $   7,150,314    $  22,372,717    $  (4,994,985)   $  16,629,208
                               =============    =============    =============    =============    =============
 CLASS B:
   Sold ....................   $     596,703    $  10,778,942    $  55,360,071    $   4,558,276    $  18,456,976
   Issued as reinvestment of
      dividends ............            --            702,081        2,784,067             --          2,981,841
   Redeemed ................          (1,311)     (13,908,698)     (28,575,696)     (20,162,446)     (51,326,416)
                               -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .   $     595,392    $  (2,427,675)   $  29,568,442    $ (15,604,170)   $ (29,887,599)
                               =============    =============    =============    =============    =============
 CLASS C:
   Sold ....................   $     149,794    $     418,148    $   2,982,226    $      43,559    $     321,234
   Issued as reinvestment of
      dividends ............            --             16,037           17,490            1,824             --
   Redeemed ................            --           (187,366)        (831,281)         (17,316)         (14,458)
                               -------------    -------------    -------------    -------------    -------------
   Net increase ............   $     149,794    $     246,819    $   2,168,435    $      28,067    $     306,776
                               =============    =============    =============    =============    =============
 CLASS I:
   Sold ....................   $ 115,876,290    $  31,836,639    $ 155,552,718    $  31,793,423    $ 163,737,521
   Issued as reinvestment of
      dividends ............            --          5,478,056       14,522,582        8,955,041       14,292,815
   Redeemed ................         (55,000)     (38,882,000)      (9,996,500)     (91,280,000)    (150,292,000)
                               -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .   $ 115,821,290    $  (1,567,305)   $ 160,078,800    $ (50,531,536)   $  27,738,336
                               =============    =============    =============    =============    =============
SHARES
 CLASS A:
   Sold ....................          57,980        2,029,241        3,649,195        2,080,160        5,596,417
   Issued as reinvestment of
      dividends ............            --            203,929          633,032          231,739          398,260
   Redeemed ................            --         (1,674,692)      (2,905,452)      (2,594,749)      (5,309,843)
                               -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .          57,980          558,478        1,376,775         (282,850)         684,834
                               =============    =============    =============    =============    =============
 CLASS B:
   Sold ....................          58,412          839,874        3,737,547          257,580          878,495
   Issued as reinvestment of
      dividends ............            --             55,502          188,350             --            131,998
   Redeemed ................            (126)      (1,092,892)      (2,057,622)      (1,139,232)      (2,642,211)
                               -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .          58,286         (197,516)       1,868,275         (881,652)      (1,631,718)
                               =============    =============    =============    =============    =============
 CLASS C:
   Sold ....................          14,570           32,468          202,396            2,464           15,717
   Issued as reinvestment of
      dividends ............            --              1,266            1,262              102             --
   Redeemed ................            --            (14,738)         (62,615)          (1,026)            (820)
                               -------------    -------------    -------------    -------------    -------------
   Net increase ............          14,570           18,996          141,043            1,540           14,897
                               =============    =============    =============    =============    =============
   CLASS I:
   Sold ....................      11,574,946        2,462,195       10,296,562        1,754,034        8,138,909
   Issued as reinvestment of
      dividends ............            --            431,043          987,990          480,163          612,938
   Redeemed ................          (5,446)      (3,123,804)        (778,162)      (5,173,561)      (6,845,722)
                               -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .      11,569,500         (230,566)      10,506,390       (2,939,364)       1,906,125
                               =============    =============    =============    =============    =============

                                      WEST COAST EQUITY                      MID CAP
                                             FUND                          STOCK FUND                       GROWTH FUND
                               ------------------------------    ------------------------------    ------------------------------
                                 SIX MONTHS                         SIX MONTHS                       SIX MONTHS
                                   ENDED                             ENDED                             ENDED
                                  04/30/03        YEAR ENDED         04/30/03      YEAR ENDED         04/30/03        YEAR ENDED
                                (UNAUDITED)        10/31/02        (UNAUDITED)       10/31/02       (UNAUDITED)        10/31/02
                               -------------    -------------    -------------    -------------    -------------    -------------
AMOUNT
 CLASS A:
   Sold ....................   $  37,181,109    $  87,170,821    $   6,415,543    $  29,821,711    $  10,458,717    $  17,590,516
   Issued as reinvestment of
      dividends ............            --         15,956,585             --            224,934             --               --
   Redeemed ................     (34,459,542)     (67,183,409)      (5,654,502)      (4,665,061)     (11,423,641)     (40,581,810)
                               -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .   $   2,721,567    $  35,943,997    $     761,041    $  25,381,584    $    (964,924)   $ (22,991,294)
                               =============    =============    =============    =============    =============    =============
 CLASS B:
   Sold ....................   $   7,618,320    $  48,734,157    $   1,895,185    $   7,790,303    $   4,031,502    $  11,992,979
   Issued as reinvestment of
      dividends ............            --          4,129,318             --            394,086             --               --
   Redeemed ................     (14,982,472)     (33,443,182)      (1,755,870)      (3,578,529)     (16,103,511)     (53,111,492)
                               -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .   $  (7,364,152)   $  19,420,293    $     139,315    $   4,605,860    $ (12,072,009)   $ (41,118,513)
                               =============    =============    =============    =============    =============    =============
 CLASS C:
   Sold ....................   $     400,976    $   1,860,648    $     131,494    $      90,982    $     314,226    $     312,014
   Issued as reinvestment of
      dividends ............            --               --               --               --               --               --
   Redeemed ................        (149,783)        (177,461)          (3,170)         (23,270)        (167,287)         (85,346)
                               -------------    -------------    -------------    -------------    -------------    -------------
   Net increase ............   $     251,193    $   1,683,187    $     128,324    $      67,712    $     146,939    $     226,668
                               =============    =============    =============    =============    =============    =============
 CLASS I:
   Sold ....................   $  17,308,672    $  50,593,034    $  21,011,307    $  42,954,837    $ 100,548,318    $ 258,201,800
   Issued as reinvestment of
      dividends ............            --          7,430,595          730,934        8,695,066             --               --
   Redeemed ................      (3,286,000)      (1,924,000)     (13,323,000)     (19,378,000)     (13,179,000)     (11,574,500)
                               -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .   $  14,022,672    $  56,099,629    $   8,419,241    $  32,271,903    $  87,369,318    $ 246,627,300
                               =============    =============    =============    =============    =============    =============
SHARES
 CLASS A:
   Sold ....................       1,556,711        3,023,588          506,186        2,175,057          916,329        1,317,356
   Issued as reinvestment of
      dividends ............            --            518,191             --             16,430             --               --
   Redeemed ................      (1,436,998)      (2,492,874)        (447,447)        (367,448)      (1,008,220)      (3,024,246)
                               -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .         119,713        1,048,905           58,739        1,824,039          (91,891)      (1,706,890)
                               =============    =============    =============    =============    =============    =============
 CLASS B:
   Sold ....................         346,751        1,809,188          154,009          568,193          383,291          898,472
   Issued as reinvestment of
      dividends ............            --            145,400             --             29,235             --               --
   Redeemed ................        (686,834)      (1,355,627)        (143,573)        (274,915)      (1,551,511)      (4,345,770)
                               -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .        (340,083)         598,961           10,436          322,513       (1,168,220)      (3,447,298)
                               =============    =============    =============    =============    =============    =============
 CLASS C:
   Sold ....................          18,106           69,964           10,757            6,472           30,029           25,374
   Issued as reinvestment of
      dividends ............            --               --               --               --               --               --
   Redeemed ................          (6,852)          (8,311)            (261)          (1,951)         (16,737)          (6,565)
                               -------------    -------------    -------------    -------------    -------------    -------------
   Net increase ............          11,254           61,653           10,496            4,521           13,292           18,809
                               =============    =============    =============    =============    =============    =============
 CLASS I:
   Sold ....................         717,412        1,947,752        1,649,528        3,190,245        8,808,741       18,248,139
   Issued as reinvestment of
      dividends ............            --            240,527           56,574          630,576             --               --
   Redeemed ................        (139,327)         (84,179)      (1,069,045)      (1,516,745)      (1,187,139)        (969,606)
                               -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease) .         578,085        2,104,100          637,057        2,304,076        7,621,602       17,278,533
                               =============    =============    =============    =============    =============    =============

                                              SMALL CAP                       INTERNATIONAL
                                              STOCK FUND                       GROWTH FUND
                                  ------------------------------    ------------------------------
                                   SIX MONTHS                        SIX MONTHS
                                      ENDED                             ENDED
                                    04/30/03         YEAR ENDED        04/30/03        YEAR ENDED
                                   (UNAUDITED)        10/31/02       (UNAUDITED)        10/31/02
                                  -------------    -------------    -------------    -------------
AMOUNT
 CLASS A:
   Sold ....................      $   9,915,842    $  21,455,540    $  12,103,586    $  46,857,661
   Issued as reinvestment of
      dividends ............               --          4,574,112          129,498          167,344
   Redeemed ................         (6,457,054)     (20,795,785)     (11,808,346)     (39,754,569)
                                  -------------    -------------    -------------    -------------
   Net increase/(decrease) .      $   3,458,788    $   5,233,867    $     424,738    $   7,270,436
                                  =============    =============    =============    =============
 CLASS B:
   Sold ....................      $     527,379    $   6,031,973    $     195,618    $     401,247
   Issued as reinvestment of
      dividends ............               --          2,062,715             --             12,312
   Redeemed ................         (3,225,758)     (10,413,441)      (1,181,997)      (2,156,912)
                                  -------------    -------------    -------------    -------------
   Net increase/(decrease) .      $  (2,698,379)   $  (2,318,753)   $    (986,379)   $  (1,743,353)
                                  =============    =============    =============    =============
 CLASS C:
   Sold ....................      $      15,267    $     107,195    $      15,946    $      64,789
   Issued as reinvestment of
      dividends ............               --               --                264              103
   Redeemed ................               (941)            (172)         (10,143)          (2,963)
                                  -------------    -------------    -------------    -------------
   Net increase ............      $      14,326    $     107,023    $       6,067    $      61,929
                                  =============    =============    =============    =============
 CLASS I:
   Sold ....................      $  48,035,859    $  45,854,715    $  17,964,119    $  89,934,511
   Issued as reinvestment of
      dividends ............               --          9,675,819        2,398,061        3,045,274
   Redeemed ................           (900,000)        (957,000)        (419,000)      (9,074,000)
                                  -------------    -------------    -------------    -------------
   Net increase/(decrease) .      $  47,135,859    $  54,573,534    $  19,943,180    $  83,905,785
                                  =============    =============    =============    =============
SHARES
 CLASS A:
   Sold ....................          1,182,504        2,051,662        1,844,527        6,083,994
   Issued as reinvestment of
      dividends ............               --            306,802           19,044           21,838
   Redeemed ................           (783,179)      (1,992,525)      (1,784,886)      (5,137,374)
                                  -------------    -------------    -------------    -------------
   Net increase/(decrease) .            399,325          365,939           78,685          968,458
                                  =============    =============    =============    =============
 CLASS B:
   Sold ....................             69,300          510,102           31,136           52,825
   Issued as reinvestment of
      dividends ............               --            152,144             --              1,837
   Redeemed ................           (427,980)      (1,092,905)        (185,142)        (303,868)
                                  -------------    -------------    -------------    -------------
   Net increase/(decrease) .           (358,680)        (430,659)        (154,006)        (249,206)
                                  =============    =============    =============    =============
 CLASS C:
   Sold ....................              2,075            9,269            2,487            8,595
   Issued as reinvestment of
      dividends ............               --               --                 40               16
   Redeemed ................               (124)             (22)          (1,558)            (460)
                                  -------------    -------------    -------------    -------------
   Net increase ............              1,951            9,247              969            8,151
                                  =============    =============    =============    =============
 CLASS I:
   Sold ....................          5,879,046        4,496,485        2,743,468       11,891,681
   Issued as reinvestment of
      dividends ............               --            641,657          352,656          388,308
   Redeemed ................           (107,020)        (126,267)         (61,895)      (1,292,205)
                                  -------------    -------------    -------------    -------------
   Net increase/(decrease) .          5,772,026        5,011,875        3,034,229       10,987,784
                                  =============    =============    =============    =============


------------------------------
* The REIT Fund commenced operations on March 1, 2003.

                       See Notes to Financial Statements.


                                  12-13 spread


STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY (continued)


WM Group of Funds

                                        SHORT TERM                      U.S. GOVERNMENT
                                        INCOME FUND                     SECURITIES FUND                  INCOME FUND
                              -----------------------------    ------------------------------    ------------------------------
                               SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                  ENDED                            ENDED                            ENDED
                                04/30/03        YEAR ENDED        04/30/03        YEAR ENDED      04/30/03         YEAR ENDED
                              (UNAUDITED)        10/31/02       (UNAUDITED)        10/31/02       (UNAUDITED)       10/31/02
                             -------------    -------------    -------------    -------------    -------------    -------------
AMOUNT
 CLASS A:
   Sold ..................   $  19,762,462    $  14,889,126    $  43,544,898    $  65,564,131    $  24,261,991    $  35,638,611
   Issued as reinvestment
      of dividends .......         520,758          852,271        3,655,605        6,479,150        2,792,820        5,275,959
   Redeemed ..............     (10,134,299)      (6,016,490)     (33,092,235)     (49,593,080)     (15,866,570)     (26,825,379)
                             -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease)   $  10,148,921    $   9,724,907    $  14,108,268    $  22,450,201    $  11,188,241    $  14,089,191
                             =============    =============    =============    =============    =============    =============

 CLASS B:
   Sold ..................   $  18,446,847    $  22,423,572    $  91,070,911    $ 180,691,047    $  69,376,004    $  95,785,438
   Issued as reinvestment
      of dividends .......         473,811          438,968        5,078,932        6,358,034        2,776,443        3,670,484
   Redeemed ..............      (5,988,028)      (4,530,364)     (33,693,244)     (44,786,896)     (17,058,721)     (26,630,572)
                             -------------    -------------    -------------    -------------    -------------    -------------
   Net increase ..........   $  12,932,630    $  18,332,176    $  62,456,599    $ 142,262,185    $  55,093,726    $  72,825,350
                             =============    =============    =============    =============    =============    =============

 CLASS C:
   Sold ..................   $   7,310,342    $   6,069,613    $  11,956,965    $  12,094,100    $   7,965,049    $   8,128,690
   Issued as reinvestment
      of dividends .......         127,784           28,307          231,955           87,894          210,865           86,418
   Redeemed ..............      (1,057,226)        (324,064)      (3,794,384)        (617,850)      (2,096,569)        (458,257)
                             -------------    -------------    -------------    -------------    -------------    -------------
   Net increase ..........   $   6,380,900    $   5,773,856    $   8,394,536    $  11,564,144    $   6,079,345    $   7,756,851
                             =============    =============    =============    =============    =============    =============

 CLASS I:
   Sold ..................   $  18,798,835    $  37,494,109    $  80,728,671    $ 120,973,386    $  86,539,779    $ 175,984,615
   Issued as reinvestment
      of dividends .......       2,228,810        6,424,229       10,658,315       20,353,215       17,826,480       33,115,276
   Redeemed ..............      (9,414,000)     (62,585,500)      (4,766,800)     (79,021,500)     (31,191,000)     (95,896,500)
                             -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease)   $  11,613,645    $ (18,667,162)   $  86,620,186    $  62,305,101    $  73,175,259    $ 113,203,391
                             =============    =============    =============    =============    =============    =============

SHARES
 CLASS A:
   Sold ..................       8,283,845        6,307,318        3,902,001        5,912,163        2,625,010        3,917,227
   Issued as reinvestment
      of dividends .......         218,188          360,973          327,368          587,237          301,497          579,303
   Redeemed ..............      (4,254,757)      (2,548,562)      (2,967,070)      (4,501,433)      (1,724,517)      (2,944,435)
                             -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease)       4,247,276        4,119,729        1,262,299        1,997,967        1,201,990        1,552,095
                             =============    =============    =============    =============    =============    =============

 CLASS B:
   Sold ..................       7,734,982        9,496,732        8,165,593       16,313,855        7,479,872       10,493,369
   Issued as reinvestment
      of dividends .......         198,526          186,073          455,170          575,805          298,578          402,204
   Redeemed ..............      (2,514,342)      (1,922,636)      (3,023,197)      (4,064,112)      (1,845,232)      (2,921,068)
                             -------------    -------------    -------------    -------------    -------------    -------------
   Net increase ..........       5,419,166        7,760,169        5,597,566       12,825,548        5,933,218        7,974,505
                             =============    =============    =============    =============    =============    =============

 CLASS C:
   Sold ..................       3,068,692        2,575,299        1,072,577        1,088,068          861,388          893,585
   Issued as reinvestment
      of dividends .......          53,505           12,037           20,790            7,885           22,667            9,511
   Redeemed ..............        (444,811)        (137,691)        (340,762)         (55,355)        (226,454)         (50,399)
                             -------------    -------------    -------------    -------------    -------------    -------------
   Net increase ..........       2,677,386        2,449,645          752,605        1,040,598          657,601          852,697
                             =============    =============    =============    =============    =============    =============

 CLASS I:
   Sold ..................       7,892,597       15,886,204        7,236,282       10,991,159        9,384,734       19,315,515
   Issued as reinvestment
      of dividends .......         934,158        2,720,169          954,325        1,844,184        1,920,224        3,629,864
   Redeemed ..............      (3,957,811)     (26,571,183)        (425,793)      (7,066,300)      (3,347,033)     (10,523,825)
                             -------------    -------------    -------------    -------------    -------------    -------------
   Net increase/(decrease)       4,868,944       (7,964,810)       7,764,814        5,769,043        7,957,925       12,421,554
                             =============    =============    =============    =============    =============    =============

                                     HIGH YIELD FUND                TAX-EXEMPT BOND FUND
                              -----------------------------    ------------------------------
                               SIX MONTHS                        SIX MONTHS
                                  ENDED                            ENDED
                                04/30/03        YEAR ENDED        04/30/03        YEAR ENDED
                              (UNAUDITED)        10/31/02       (UNAUDITED)        10/31/02
                             -------------    -------------    -------------    -------------
AMOUNT
 CLASS A:
   Sold ..................   $  23,464,965    $  15,328,868    $  16,310,555    $  19,237,007
   Issued as reinvestment
      of dividends .......         483,973          613,377        4,575,237        6,866,719
   Redeemed ..............      (5,527,453)      (9,758,450)     (17,707,997)     (32,796,309)
                             =============    =============    =============    =============
   Net increase/(decrease)   $  18,421,485    $   6,183,795    $   3,177,795    $  (6,692,583)
                             =============    =============    =============    =============

 CLASS B:
   Sold ..................   $  21,270,814    $  25,104,968    $   7,455,643    $  11,843,468
   Issued as reinvestment
      of dividends .......         949,786        1,711,545          861,204        1,131,982
   Redeemed ..............      (5,537,093)     (13,114,658)      (6,199,070)      (9,743,452)
                             -------------    -------------    -------------    -------------
   Net increase ..........   $  16,683,507    $  13,701,855    $   2,117,777    $   3,231,998
                             =============    =============    =============    =============

CLASS C:
   Sold ..................   $   8,241,740    $   3,154,230    $     895,536    $   2,384,015
   Issued as reinvestment
      of dividends .......         131,667           59,738           62,746           25,986
   Redeemed ..............        (474,213)        (395,204)        (507,585)         (44,664)
                             -------------    -------------    -------------    -------------
   Net increase ..........   $   7,899,194    $   2,818,764    $     450,697    $   2,365,337
                              =============    =============    =============    =============

CLASS I:
   Sold ..................   $  34,392,027    $  83,275,560             --               --
   Issued as reinvestment
      of dividends .......      13,840,205       27,972,411             --               --
   Redeemed ..............     (10,079,143)     (35,927,500)            --               --
                             -------------    -------------    -------------    -------------
   Net increase/(decrease)   $  38,153,089    $  75,320,471             --               --
                             =============    =============    =============    =============

SHARES
 CLASS A:
   Sold ..................       3,293,292        2,134,772        2,052,075
   2,454,134
   Issued as reinvestment
      of dividends .......          67,941           80,257          576,815          877,090
   Redeemed ..............        (784,996)      (1,384,596)      (2,228,632)      (4,180,938)
                             -------------    -------------    -------------    -------------
   Net increase/(decrease)       2,576,237          830,433          400,258         (849,714)
                             =============    =============    =============    =============

 CLASS B:
   Sold ..................       2,985,572        3,493,853          938,151        1,505,576
   Issued as reinvestment
      of dividends .......         133,532          219,287          108,661          144,570
   Redeemed ..............        (780,838)      (1,845,525)        (781,074)      (1,245,394)
                             -------------    -------------    -------------    -------------
   Net increase ..........       2,338,266        1,867,615          265,738          404,752
                             =============    =============    =============    =============

 CLASS C:
   Sold ..................       1,156,380          429,709          113,158          303,909
   Issued as reinvestment
      of dividends .......          18,369           12,613            7,908            2,644
   Redeemed ..............         (66,531)         (58,817)         (63,237)          (5,481)
                             -------------    -------------    -------------    -------------
   Net increase ..........       1,108,218          383,505           57,829          301,072
                             =============    =============    =============    =============

 CLASS I:
   Sold ..................       4,915,389       11,648,333             --               --
   Issued as reinvestment
      of dividends .......       1,959,672        3,625,776             --               --
   Redeemed ..............      (1,435,150)      (5,403,397)            --               --
                             -------------    -------------    -------------    -------------
   Net increase/(decrease)       5,439,911        9,870,712             --               --
                             =============    =============    =============    =============



                                        CALIFORNIA                   CALIFORNIA INSURED
                                       MUNICIPAL FUND            INTERMEDIATE MUNICIPAL FUND
                              -----------------------------    ------------------------------
                               SIX MONTHS                        SIX MONTHS
                                  ENDED                            ENDED
                                04/30/03        YEAR ENDED        04/30/03        YEAR ENDED
                              (UNAUDITED)        10/31/02       (UNAUDITED)        10/31/02
                             -------------    -------------    -------------    -------------
AMOUNT
 CLASS A:
   Sold ..................   $  17,281,857    $  46,521,657    $  34,732,823    $  30,316,417
   Issued as reinvestment
      of dividends .......       5,187,200        8,704,805        1,036,329        1,473,900
   Redeemed ..............     (30,109,822)     (60,342,125)      (8,948,625)     (15,007,454)
                             -------------    -------------    -------------    -------------
   Net increase/(decrease)   $  (7,640,765)   $  (5,115,663)   $  26,820,527    $  16,782,863
                             =============    =============    =============    =============

 CLASS B:
   Sold ..................   $  25,567,372    $  88,441,692    $  23,214,856    $  47,458,095
   Issued as reinvestment
      of dividends .......       5,126,005        7,084,580        1,340,236        1,696,630
   Redeemed ..............     (24,295,118)     (38,114,967)      (9,598,866)     (12,326,728)
                             -------------    -------------    -------------    -------------
   Net increase ..........   $   6,398,259    $  57,411,305    $  14,956,226    $  36,827,997
                             =============    =============    =============    =============

 CLASS C:
   Sold ..................   $   4,104,076    $   6,968,058    $   5,142,887    $   8,829,470
   Issued as reinvestment
      of dividends .......         150,178           61,579          133,609           49,963
   Redeemed ..............        (656,953)        (430,482)      (1,036,845)        (973,895)
                             -------------    -------------    -------------    -------------
   Net increase ..........   $   3,597,301    $   6,599,155    $   4,239,651    $   7,905,538
                             =============    =============    =============    =============

 CLASS I:
   Sold ..................            --               --               --               --
   Issued as reinvestment
      of dividends .......            --               --               --               --
   Redeemed ..............            --               --               --               --
                             -------------    -------------    -------------    -------------
   Net increase/(decrease)            --               --               --               --
                             =============    =============    =============    =============

SHARES
 CLASS A:
   Sold ..................       1,524,115        4,149,251        3,120,417        2,758,904
   Issued as reinvestment
      of dividends .......         457,910          775,673           93,232          134,962
   Redeemed ..............      (2,657,969)      (5,383,659)        (804,681)      (1,385,138)
                             -------------    -------------    -------------    -------------
   Net increase/(decrease)        (675,944)        (458,735)       2,408,968        1,508,728
                             =============    =============    =============    =============

 CLASS B:
   Sold ..................       2,256,529        7,878,763        2,090,162        4,327,891
   Issued as reinvestment
      of dividends .......         452,614          631,064          120,664          155,576
   Redeemed ..............      (2,144,634)      (3,404,740)        (864,335)      (1,125,084)
                             -------------    -------------    -------------    -------------
   Net increase ..........         564,509        5,105,087        1,346,491        3,358,383
                             =============    =============    =============    =============

 CLASS C:
   Sold ..................         362,069          619,685          462,527          800,459
   Issued as reinvestment
      of dividends .......          13,250            5,410           12,028            4,495
   Redeemed ..............         (57,924)         (37,742)         (93,475)         (87,462)
                             -------------    -------------    -------------    -------------
   Net increase ..........         317,395          587,353          381,080          717,492
                             =============    =============    =============    =============

 CLASS I:
   Sold ..................            --               --               --               --
   Issued as reinvestment
      of dividends .......            --               --               --               --
   Redeemed ..............            --               --               --               --
                             -------------    -------------    -------------    -------------
   Net increase/(decrease)            --               --               --               --
                             =============    =============    =============    =============

                       See Notes to Financial Statements.

                                  14-15 spread

FINANCIAL highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    INCOME FROM INVESTMENT OPERATIONS
                                           ------------------------------------------------




                                                               NET REALIZED
                        NET ASSET VALUE,                     AND UNREALIZED      TOTAL FROM
                         BEGINNING OF      NET INVESTMENT    GAIN/(LOSS) ON      INVESTMENT
                            PERIOD             INCOME          INVESTMENTS       OPERATIONS
                         ------------      --------------    ---------------     ----------
REIT FUND

CLASS A
04/30/03(3) (unaudited)    $10.00              $0.05(6)            $0.41           $0.46

CLASS B
04/30/03(3) (unaudited)     10.00               0.05(6)             0.40            0.45

Class C
04/30/03(3) (unaudited)     10.00               0.05(6)             0.40            0.45

CLASS I
04/30/03(3) (unaudited)     10.00               0.10(6)             0.36            0.46

EQUITY INCOME FUND

CLASS A
04/30/03 (unaudited)       $12.73              $0.18               $0.70           $0.88
10/31/02                    14.85               0.40(6)            (1.85)          (1.45)
10/31/01                    15.59               0.48(6)             0.37            0.85
10/31/00                    14.60               0.49(6)             1.42            1.91
10/31/99                    14.02               0.41                0.61            1.02
10/31/98                    16.13               0.45(6)             0.21(7)         0.66

CLASS B
04/30/03 (unaudited)        12.65               0.12                0.69            0.81
10/31/02                    14.78               0.27(6)            (1.85)          (1.58)
10/31/01                    15.52               0.35(6)             0.38            0.73
10/31/00                    14.53               0.37(6)             1.42            1.79
10/31/99                    13.96               0.27                0.63            0.90
10/31/98                    16.10               0.33(6)             0.19(7)         0.52

CLASS C
04/30/03 (unaudited)        12.62               0.12                0.69            0.81
10/31/02(4)                 15.09               0.18(6)            (2.43)          (2.25)

CLASS I
04/30/03 (unaudited)        12.73               0.20                0.69            0.89
10/31/02                    14.85               0.45(6)            (1.85)          (1.40)
10/31/01                    15.59               0.54(6)             0.35            0.89
10/31/00(5)                 14.47               0.11(6)             1.13            1.24


                                               LESS DISTRIBUTIONS
                             ----------------------------------------------------




                                                  DISTRIBUTIONS
                              DIVIDENDS FROM           FROM
                              NET INVESTMENT      NET REALIZED         TOTAL           NET ASSET VALUE,
                                  INCOME          CAPITAL GAINS     DISTRIBUTIONS        END OF PERIOD     TOTAL RETURN(1)
                              --------------      -------------     -------------      ----------------    ---------------
REIT FUND

CLASS A
04/30/03(3) (unaudited)             $--                $--               $--                $10.46              4.60%

CLASS B
04/30/03(3) (unaudited)              --                 --                --                 10.45              4.50%

Class C
04/30/03(3) (unaudited)              --                 --                --                 10.45              4.50%

CLASS I
04/30/03(3) (unaudited)              --                 --                --                 10.46              4.60%

EQUITY INCOME FUND

CLASS A
04/30/03 (unaudited)             $(0.18)               $--            $(0.18)               $13.43              6.98%
10/31/02                          (0.35)             (0.32)            (0.67)                12.73            (10.35)%
10/31/01                          (0.46)             (1.13)            (1.59)                14.85              5.92%
10/31/00                          (0.48)             (0.44)            (0.92)                15.59             13.73%
10/31/99                          (0.40)             (0.04)            (0.44)                14.60              7.36%
10/31/98                          (0.45)             (2.32)            (2.77)                14.02              4.03%

CLASS B
04/30/03 (unaudited)              (0.12)                --             (0.12)                13.34              6.41%
10/31/02                          (0.23)             (0.32)            (0.55)                12.65            (11.20)%
10/31/01                          (0.34)             (1.13)            (1.47)                14.78              5.09%
10/31/00                          (0.36)             (0.44)            (0.80)                15.52             12.84%
10/31/99                          (0.29)             (0.04)            (0.33)                14.53              6.46%
10/31/98                          (0.34)             (2.32)            (2.66)                13.96              3.12%

CLASS C
04/30/03 (unaudited)              (0.13)                --             (0.13)                13.30              6.47%
10/31/02(4)                       (0.22)                --             (0.22)                12.62            (15.07)%

CLASS I
04/30/03 (unaudited)              (0.20)                --             (0.20)                13.42              7.10%
10/31/02                          (0.40)             (0.32)            (0.72)                12.73            (10.04)%
10/31/01                          (0.50)             (1.13)            (1.63)                14.85              6.26%
10/31/00(5)                       (0.12)                --             (0.12)                15.59              8.63%


                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                          ---------------------------------------------------------------------------------------------------------
                                                                                                              RATIO OF OPERATING
                                                                                                              EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT
                                                                                                             FEE WAIVERS, EXPENSES
                                                                                                            REIMBURSED AND/OR FEES
                           NET ASSETS,         RATIO OF             RATIO OF NET                              REDUCED BY CREDITS
                          END OF PERIOD   OPERATING EXPENSES     INVESTMENT INCOME TO       PORTFOLIO            ALLOWED BY THE
                           (IN 000'S)    TO AVERAGE NET ASSETS    AVERAGE NET ASSETS      TURNOVER RATE           CUSTODIAN(2)
                          -------------  ---------------------   --------------------     -------------     -----------------------
REIT FUND

CLASS A
04/30/03(3) (unaudited)     $    606            1.56%(8)               3.76%(8)                  6%                 1.56%(8)

CLASS B
04/30/03(3) (unaudited)          609            2.33%(8)               2.99%(8)                  6%                 2.33%(8)

Class C
04/30/03(3) (unaudited)          152            2.31%(8)               3.01%(8)                  6%                 2.31%(8)

CLASS I
04/30/03(3) (unaudited)      121,034            1.00%(8)               4.32%(8)                  6%                 1.00%(8)

EQUITY INCOME FUND

CLASS A
04/30/03 (unaudited)        $217,118            0.98%(8)               2.76%(8)                  7%                 0.98%(8)
10/31/02                     198,756            0.97%                  2.77%                    16%                 0.97%
10/31/01                     211,445            0.96%                  3.17%                    17%                 0.97%
10/31/00                     191,850            1.05%                  3.39%                    84%                 1.05%
10/31/99                     241,746            1.05%                  2.61%                    45%                 1.05%
10/31/98                     298,651            0.97%                  3.09%                    80%                 0.97%

CLASS B
04/30/03 (unaudited)          84,198            1.94%(8)               1.80%(8)                  7%                 1.94%(8)
10/31/02                      82,330            1.88%                  1.86%                    16%                 1.88%
10/31/01                      68,549            1.81%                  2.32%                    17%                 1.82%
10/31/00                      47,386            1.85%                  2.59%                    84%                 1.85%
10/31/99                      75,485            1.84%                  1.82%                    45%                 1.84%
10/31/98                      74,542            1.76%                  2.30%                    80%                 1.76%

CLASS C
04/30/03 (unaudited)           2,128            1.80%(8)               1.94%(8)                  7%                 1.80%(8)
10/31/02(4)                    1,780            1.80%(8)               1.94%(8)                 16%                 1.80%(8)

CLASS I
04/30/03 (unaudited)         366,102            0.63%(8)               3.11%(8)                  7%                 0.63%(8)
10/31/02                     350,185            0.63%                  3.11%                    16%                 0.63%
10/31/01                     252,453            0.64%                  3.49%                    17%                 0.65%
10/31/00(5)                   96,436            0.72%(8)               3.72%(8)                 84%                 0.72%(8)

                 See Notes to Financial Highlights on page 32.
                       See Notes to Financial Statements.

                                  16-17 spread

FINANCIAL highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                              INCOME FROM INVESTMENT OPERATIONS
                                         -------------------------------------------


                                                             NET
                                                           REALIZED
                        NET ASSET            NET              AND
                          VALUE,         INVESTMENT      UNREALIZED       TOTAL FROM
                        BEGINNING OF      INCOME/       GAIN/(LOSS) ON    INVESTMENT
                           PERIOD          (LOSS)         INVESTMENTS     OPERATIONS
                        ------------    -----------     --------------    ----------
GROWTH & INCOME FUND
CLASS A
04/30/03 (unaudited)       $18.44         $0.11(6)         $ 0.75          $ 0.86
10/31/02                    22.34          0.17(6)          (3.68)          (3.51)
10/31/01                    27.11          0.10             (3.63)          (3.53)
10/31/00                    24.61          0.06              3.30            3.36
10/31/99                    19.99          0.09(6)           4.62            4.71
10/31/98                    21.01          0.11(6)           1.43            1.54

CLASS B
04/30/03 (unaudited)        17.72          0.01(6)           0.73            0.74
10/31/02                    21.67         (0.04)(6)         (3.55)          (3.59)
10/31/01                    26.49         (0.13)            (3.52)          (3.65)
10/31/00                    24.24         (0.17)             3.25            3.08
10/31/99                    19.77         (0.09)(6)          4.56            4.47
10/31/98                    20.85         (0.07)(6)          1.46            1.39

CLASS C
04/30/03 (unaudited)        17.73          0.02(6)           0.73            0.75
10/31/02(4)                 21.36         (0.01)(6)         (3.62)          (3.63)

CLASS I
04/30/03 (unaudited)        18.52          0.14(6)           0.76            0.90
10/31/02(4)                 22.39          0.24(6)          (3.70)          (3.46)
10/31/01                    27.16          0.18             (3.64)          (3.46)
10/31/00                    24.65          0.14              3.31            3.45
10/31/99                    20.03          0.16(6)           4.61            4.77
10/31/98(9)                 21.42          0.11(6)          (1.43)(7)       (1.32)

WEST COAST EQUITY FUND
CLASS A
04/30/03 (unaudited)       $23.73         $0.04            $ 1.00          $ 1.04
10/31/02                    28.89          0.02(6)          (4.09)          (4.07)
10/31/01                    36.23          0.11             (2.35)          (2.24)
10/31/00                    32.04          0.10(6)           8.22            8.32
10/31/99                    20.37         (0.05)            11.72           11.67
10/31/98                    25.92         (0.02)(6)         (0.76)          (0.78)

CLASS B
04/30/03 (unaudited)        21.73         (0.08)             0.92            0.84
10/31/02                    26.71         (0.23)(6)         (3.73)          (3.96)
10/31/01                    34.12         (0.15)            (2.19)          (2.34)
10/31/00                    30.63         (0.19)(6)          7.81            7.62
10/31/99                    19.64         (0.25)            11.24           10.99
10/31/98                    25.34         (0.20)(6)         (0.73)          (0.93)

CLASS C
04/30/03 (unaudited)        21.74         (0.06)             0.92            0.86
10/31/02(4)                 27.59         (0.14)(6)         (5.71)          (5.85)

CLASS I
04/30/03 (unaudited)        23.83          0.08              1.01            1.09
10/31/02                    29.00          0.12(6)          (4.10)          (3.98)
10/31/01                    36.34          0.20             (2.34)          (2.14)
10/31/00                    32.04          0.22(6)           8.21            8.43
10/31/99(10)                29.72          0.01              2.31            2.32

                                              LESS DISTRIBUTIONS
                        -----------------------------------------------------------




                        DIVIDENDS     DISTRIBUTIONS                                   NET ASSET
                         FROM NET         FROM        DISTRIBUTIONS                     VALUE,
                        INVESTMENT     NET REALIZED        FROM           TOTAL        END OF
                          INCOME      CAPITAL GAINS      CAPITAL      DISTRIBUTIONS    PERIOD      TOTAL RETURN(1)
                        ----------    -------------   -------------   -------------   ---------    ---------------
GROWTH & INCOME FUND
CLASS A
04/30/03 (unaudited)     $(0.18)           $--             $--          $(0.18)        $19.12           4.66%
10/31/02                  (0.03)         (0.36)             --           (0.39)         18.44         (16.10)%
10/31/01                  (0.07)         (1.17)             --           (1.24)         22.34         (13.40)%
10/31/00                  (0.03)         (0.83)             --           (0.86)         27.11          13.95%
10/31/99                  (0.09)         (0.00)(11)         --           (0.09)         24.61          23.57%
10/31/98                  (0.09)         (2.47)             --           (2.56)         19.99           7.38%

CLASS B
04/30/03 (unaudited)         --             --              --              --          18.46           4.18%
10/31/02                  (0.00)(11)     (0.36)             --           (0.36)         17.72         (16.94)%
10/31/01                     --          (1.17)             --           (1.17)         21.67         (14.20)%
10/31/00                     --          (0.83)             --           (0.83)         26.49          13.01%
10/31/99                     --             --              --              --          24.24          22.61%
10/31/98                  (0.00)(11)     (2.47)             --           (2.47)         19.77           6.60%

CLASS C
04/30/03 (unaudited)      (0.12)            --              --           (0.12)         18.36           4.25%
10/31/02(4)                  --             --              --              --          17.73         (17.00)%

CLASS I
04/30/03 (unaudited)      (0.25)            --              --           (0.25)         19.17           4.88%
10/31/02(4)               (0.05)         (0.36)             --           (0.41)         18.52         (15.84)%
10/31/01                  (0.14)         (1.17)             --           (1.31)         22.39         (13.12)%
10/31/00                  (0.11)         (0.83)             --           (0.94)         27.16          14.35%
10/31/99                  (0.15)         (0.00)(11)         --           (0.15)         24.65          23.87%
10/31/98(9)               (0.07)            --              --           (0.07)         20.03          (6.18)%

WEST COAST EQUITY FUND
CLASS A
04/30/03 (unaudited)      $  --          $  --           $  --           $  --         $24.77           4.38%
10/31/02                  (0.07)         (1.02)             --           (1.09)         23.73         (14.94)%
10/31/01                  (0.03)         (5.07)             --           (5.10)         28.89          (6.55)%
10/31/00                     --          (4.13)             --           (4.13)         36.23          28.73%
10/31/99                     --             --              --              --          32.04          57.29%
10/31/98                     --          (4.74)          (0.03)          (4.77)         20.37          (4.81)%

CLASS B
04/30/03 (unaudited)         --             --              --              --          22.57           3.87%
10/31/02                  (0.00)(11)     (1.02)             --           (1.02)         21.73         (15.73)%
10/31/01                     --          (5.07)             --           (5.07)         26.71          (7.40)%
10/31/00                     --          (4.13)             --           (4.13)         34.12          27.67%
10/31/99                     --             --              --              --          30.63          55.96%
10/31/98                     --          (4.74)          (0.03)          (4.77)         19.64          (5.63)%

CLASS C
04/30/03 (unaudited)         --             --              --              --          22.60           3.96%
10/31/02(4)                  --             --              --              --          21.74         (21.20)%

CLASS I
04/30/03 (unaudited)         --             --              --              --          24.92           4.57%
10/31/02                  (0.17)         (1.02)             --           (1.19)         23.83         (14.65)%
10/31/01                  (0.13)         (5.07)             --           (5.20)         29.00          (6.22)%
10/31/00                     --          (4.13)             --           (4.13)         36.34          29.11%
10/31/99(10)                 --             --              --              --          32.04           7.81%

                                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ------------------------------------------------------------------------------------------------------------
                                                                                                               RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                                               NET ASSETS WITHOUT
                                                                                                              FEE WAIVERS, EXPENSES
                                                                                                             REIMBURSED AND/OR FEES
                          NET ASSETS,            RATIO OF         RATIO OF NET INVESTMENT                      REDUCED BY CREDITS
                        END OF PERIOD      OPERATING EXPENSES        INCOME/(LOSS) TO          PORTFOLIO         ALLOWED BY THE
                          (IN 000'S)      TO AVERAGE NET ASSETS     AVERAGE NET ASSETS        TURNOVER RATE        CUSTODIAN(2)
                        -------------     ---------------------   -----------------------     -------------  -----------------------
GROWTH & INCOME FUND
CLASS A
04/30/03 (unaudited)      $487,303               0.96%(8)                  1.20%(8)                  4%              0.96%(8)
10/31/02                   475,010               0.94%                     0.79%                    22%              0.94%
10/31/01                   560,226               0.92%                     0.40%                    35%              0.92%
10/31/00                   662,086               0.94%                     0.21%                    35%              0.94%
10/31/99                   705,835               1.00%                     0.37%                    47%              1.00%
10/31/98                   502,115               0.94%                     0.52%                    79%              0.94%

CLASS B
04/30/03 (unaudited)       112,282               2.01%(8)                  0.15%(8)                  4%              2.01%(8)
10/31/02                   123,423               1.91%                   (0.18)%                    22%              1.91%
10/31/01                   186,247               1.82%                   (0.50)%                    35%              1.82%
10/31/00                   242,611               1.78%                   (0.63)%                    35%              1.78%
10/31/99                   233,216               1.76%                   (0.39)%                    47%              1.84%
10/31/98                   117,063               1.79%                   (0.33)%                    79%              1.79%

CLASS C
04/30/03 (unaudited)           302               1.88%(8)                 0.28%(8)                   4%              1.88%(8)
10/31/02(4)                    264               1.83%(8)               (0.10)%(8)                  22%              1.83%(8)

CLASS I
04/30/03 (unaudited)       638,401               0.60%(8)                 1.56%(8)                   4%              0.60%(8)
10/31/02(4)                671,191               0.60%                    1.13%                     22%              0.60%
10/31/01                   768,550               0.58%                    0.74%                     35%              0.58%
10/31/00                   725,241               0.60%                    0.55%                     35%              0.60%
10/31/99                   461,629               0.67%                    0.70%                     47%              0.67%
10/31/98(9)                185,528               0.62%(8)                 0.84%(8)                  79%              0.62%(8)

WEST COAST EQUITY FUND
CLASS A
04/30/03 (unaudited)      $395,241               1.08%(8)                 0.31%(8)                   7%              1.08%(8)
10/31/02                   375,821               1.05%                    0.07%                     16%              1.05%
10/31/01                   427,215               1.01%                    0.38%                     27%              1.01%
10/31/00                   442,253               1.02%                    0.27%                     42%              1.02%
10/31/99                   338,980               1.15%                   (0.21)%                    41%              1.15%
10/31/98                   243,126               1.10%                   (0.09)%                    39%              1.10%

CLASS B
04/30/03 (unaudited)        98,474               2.10%(8)                (0.71)%(8)                  7%              2.10%(8)
10/31/02                   102,208               2.00%                   (0.88)%                    16%              2.00%
10/31/01                   109,655               1.89%                   (0.50)%                    27%              1.89%
10/31/00                   116,672               1.84%                   (0.55)%                    42%              1.84%
10/31/99                    77,658               1.99%                   (1.05)%                    41%              1.99%
10/31/98                    47,106               1.95%                   (0.94)%                    39%              1.95%

CLASS C
04/30/03 (unaudited)         1,647               1.97%(8)                (0.58)%(8)                  7%              1.97%(8)
10/31/02(4)                  1,341               1.96%(8)                (0.84)%(8)                 16%              1.96%(8)

CLASS I
04/30/03 (unaudited)       218,349               0.71%(8)                 0.68%(8)                   7%              0.71%(8)
10/31/02                   195,029               0.70%                    0.42%                     16%              0.70%
10/31/01                   176,303               0.68%                    0.71%                     27%              0.68%
10/31/00                   148,954               0.70%                    0.59%                     42%              0.70%
10/31/99(10)                 6,102               0.81%(8)                 0.13%(8)                  41%              0.81%(8)


                 See Notes to Financial Highlights on page 32.
                       See Notes to Financial Statements.

                                  18-19 spread

FINANCIAL highlights
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                             INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS
                                        -------------------------------------------     -------------------------------------------


                                                             NET
                                                          REALIZED
                         NET ASSET          NET              AND                        DIVIDENDS     DISTRIBUTIONS
                          VALUE,        INVESTMENT      UNREALIZED       TOTAL FROM      FROM NET         FROM
                        BEGINNING OF     INCOME/       GAIN/(LOSS) ON    INVESTMENT     INVESTMENT     NET REALIZED       TOTAL
                           PERIOD         (LOSS)         INVESTMENTS     OPERATIONS       INCOME      CAPITAL GAINS   DISTRIBUTIONS
                        ------------   -----------     --------------    ----------     ----------    -------------   -------------
MID CAP STOCK FUND
CLASS A
04/30/03 (unaudited)      $12.39        $0.01(6)          $0.50             $0.51          $--             $--             $--
10/31/02                   13.50        (0.01)(6)         (0.60)            (0.61)          --           (0.50)          (0.50)
10/31/01                   12.58        (0.03)(6)          1.00              0.97           --           (0.05)          (0.05)
10/31/00(12)               10.00        (0.02)(6)          2.60              2.58           --              --              --

CLASS B
04/30/03 (unaudited)       12.09        (0.06)(6)          0.50              0.44           --              --              --
10/31/02                   13.31        (0.15)(6)         (0.57)            (0.72)          --           (0.50)          (0.50)
10/31/01                   12.51        (0.15)(6)          1.00              0.85           --           (0.05)          (0.05)
10/31/00(12)               10.00        (0.08)(6)          2.59              2.51           --              --              --

CLASS C
04/30/03 (unaudited)       12.10        (0.06)(6)          0.50              0.44           --              --              --
10/31/02(4)                13.60        (0.10)(6)         (1.40)            (1.50)          --              --              --

CLASS I
04/30/03 (unaudited)       12.51         0.03(6)           0.52              0.55        (0.04)             --           (0.04)
10/31/02                   13.59         0.04(6)          (0.60)            (0.56)       (0.02)          (0.50)          (0.52)
10/31/01                   12.62         0.04(6)           1.00              1.04        (0.02)          (0.05)          (0.07)
10/31/00(12)               10.00         0.02(6)           2.60              2.62           --              --              --

GROWTH FUND
CLASS A
04/30/03 (unaudited)      $11.47       $(0.04)          $  0.42             $0.38          $--             $--             $--
10/31/02                   15.23        (0.10)(6)         (3.66)            (3.76)          --              --              --
10/31/01                   32.78        (0.09)(6)        (13.13)           (13.22)       (0.20)          (4.13)          (4.33)
10/31/00                   29.71        (0.14)(6)          7.04              6.90           --           (3.83)          (3.83)
10/31/99                   17.64        (0.21)(6)         14.11             13.90           --           (1.83)          (1.83)
10/31/98(13)               18.46        (0.07)(6)         (0.75)            (0.82)          --              --              --
06/30/98                   14.90        (0.15)(6)          4.99              4.84           --           (1.28)          (1.28)

CLASS B
04/30/03 (unaudited)       10.55        (0.09)             0.39              0.30           --              --              --
10/31/02                   14.13        (0.21)(6)         (3.37)            (3.58)          --              --              --
10/31/01                   30.78        (0.24)(6)        (12.24)           (12.48)       (0.04)          (4.13)          (4.17)
10/31/00                   28.29        (0.38)(6)          6.70              6.32           --           (3.83)          (3.83)
10/31/99                   16.99        (0.38)(6)         13.51             13.13           --           (1.83)          (1.83)
10/31/98(13)               17.82        (0.12)(6)         (0.71)            (0.83)          --              --              --
06/30/98                   14.53        (0.25)(6)          4.82              4.57           --           (1.28)          (1.28)

CLASS C
04/30/03 (unaudited)       10.56        (0.05)             0.38              0.33           --              --              --
10/31/02(4)                13.48        (0.11)(6)         (2.81)            (2.92)          --              --              --

CLASS I
04/30/03 (unaudited)       11.74         0.00(11)          0.43              0.43           --              --              --
10/31/02                   15.48        (0.01)(6)         (3.73)            (3.74)          --              --              --
10/31/01                   33.23         0.02(6)         (13.31)           (13.29)       (0.33)          (4.13)          (4.46)
10/31/00                   29.96         0.01(6)           7.09              7.10           --           (3.83)          (3.83)
10/31/99                   17.76        (0.11)(6)         14.14             14.03           --           (1.83)          (1.83)
10/31/98(13)               18.56        (0.05)(6)         (0.75)            (0.80)          --              --              --
06/30/98                   14.94        (0.10)(6)          5.00              4.90           --           (1.28)          (1.28)

                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                  ----------------------------------------------------------------------------------
                                                                                                                     RATIO OF
                                                                                                                     OPERATING
                                                                                                                    EXPENSES TO
                                                                                                                      AVERAGE
                                                                                                                     NET ASSETS
                                                                                                                    WITHOUT FEE
                                                                                                                 WAIVERS, EXPENSES
                                                                   RATIO OF         RATIO OF                       REIMBURSED AND/OR
                     NET ASSET                                     OPERATING     NET INVESTMENT                      FEES REDUCED
                       VALUE,                       NET ASSETS,   EXPENSES TO    INCOME/(LOSS)                        BY CREDITS
                      END OF         TOTAL        END OF PERIOD     AVERAGE        TO AVERAGE         PORTFOLIO      ALLOWED BY THE
                      PERIOD        RETURN(1)      (IN 000'S)      NET ASSETS       NET ASSETS      TURNOVER RATE     CUSTODIAN(2)
                     ---------      ---------     -------------    ----------       ----------      -------------  -----------------
MID CAP STOCK FUND
CLASS A
04/30/03 (unaudited)   $12.90         4.12%        $ 30,190         1.19%(8)        0.10%(8)            14%           1.19%(8)
10/31/02                12.39        (4.86)%         28,248         1.25%          (0.10)%              27%           1.25%
10/31/01                13.50         7.71%           6,165         1.36%          (0.25)%              33%           1.36%
10/31/00(12)            12.58        25.80%           2,451         1.40%(8)       (0.29)%(8)            9%           1.40%(8)

CLASS B
04/30/03 (unaudited)    12.53         3.64%          13,838         2.32%(8)       (1.03)%(8)           14%           2.32%(8)
10/31/02                12.09        (5.79)%         13,229         2.26%          (1.11)%              27%           2.26%
10/31/01                13.31         6.79%          10,271         2.17%          (1.06)%              33%           2.17%
10/31/00(12)            12.51        25.10%           3,778         2.16%(8)       (1.05)%(8)            9%           2.16%(8)

CLASS C
04/30/03 (unaudited)    12.54         3.64%             188         2.18%(8)       (0.89)%(8)           14%           2.18%(8)
10/31/02(4)             12.10       (11.03)%             55         2.24%(8)       (1.09)%(8)           27%           2.24%(8)

CLASS I
04/30/03 (unaudited)    13.02         4.39%         249,126         0.82%(8)        0.47%(8)            14%           0.82%(8)
10/31/02                12.51        (4.44)%        231,409         0.83%           0.32%               27%           0.83%
10/31/01                13.59         8.29%         220,052         0.81%           0.30%               33%           0.81%
10/31/00(12)            12.62        26.20%         176,653         0.88%(8)        0.23%(8)             9%           0.88%(8)

GROWTH FUND
CLASS A
04/30/03 (unaudited)   $11.85         3.31%        $ 96,872         1.72%(8)       (0.73)%(8)           35%           1.72%(8)
10/31/02                11.47       (24.69)%         94,848         1.69%          (0.74)%             170%           1.69%
10/31/01                15.23       (45.77)%        151,893         1.52%          (0.43)%              99%           1.52%
10/31/00                32.78        24.21%         341,777         1.30%          (0.39)%              92%           1.36%
10/31/99                29.71        84.96%         240,363         1.27%          (0.84)%             119%           1.46%
10/31/98(13)            17.64        (4.44)%        104,775         1.69%(8)       (1.21)%(8)           24%           1.69%(8)
06/30/98                18.46        35.43%         112,153         1.66%          (0.91)%             153%           1.66%

CLASS B
04/30/03 (unaudited)    10.85         2.84%         118,932         2.65%(8)       (1.66)%(8)           35%           2.65%(8)
10/31/02                10.55       (25.34)%        128,007         2.54%          (1.59)%             170%           2.54%
10/31/01                14.13       (46.19)%        220,108         2.31%          (1.22)%              99%           2.31%
10/31/00                30.78        23.28%         481,935         2.05%          (1.14)%              92%           2.11%
10/31/99                28.29        83.57%         226,507         2.03%          (1.60)%             119%           2.25%
10/31/98(13)            16.99        (4.66)%         39,379         2.54%(8)       (2.06)%(8)           24%           2.54%(8)
06/30/98                17.82        34.43%          38,390         2.46%          (1.70)%             153%           2.46%

CLASS C
04/30/03 (unaudited)    10.89         3.13%             349         2.20%(8)       (1.21)%(8)           35%           2.20%(8)
10/31/02(4)             10.56       (21.66)%            199         2.38%(8)       (1.43)%(8)          170%           2.38%(8)

CLASS I
04/30/03 (unaudited)    12.17         3.66%         463,173         0.96%(8)        0.03%(8)            35%           0.96%(8)
10/31/02                11.74       (24.16)%        357,296         1.03%          (0.08)%             170%           1.03%
10/31/01                15.48       (45.50)%        203,646         1.00%           0.09%               99%           1.00%
10/31/00                33.23        24.73%         399,028         0.90%           0.01%               92%           0.96%
10/31/99                29.96        85.13%         386,367         0.87%          (0.44)%             119%           1.06%
10/31/98(13)            17.76        (4.31)%        119,351         1.26%(8)       (0.78)%(8)           24%           1.26%(8)
06/30/98                18.56        35.75%         115,729         1.36%          (0.61)%             153%           1.36%

                 See Notes to Financial Highlights on page 32.
                       See Notes to Financial Statements.


                                     20-21

FINANCIAL highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                              INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS
                                         -------------------------------------------     -------------------------------------------


                                                              NET
                                                           REALIZED
                         NET ASSET           NET              AND                        DIVIDENDS     DISTRIBUTIONS
                          VALUE,         INVESTMENT      UNREALIZED       TOTAL FROM      FROM NET         FROM
                        BEGINNING OF      INCOME/       GAIN/(LOSS) ON    INVESTMENT     INVESTMENT     NET REALIZED       TOTAL
                           PERIOD          (LOSS)         INVESTMENTS     OPERATIONS       INCOME      CAPITAL GAINS   DISTRIBUTIONS
                        ------------    -----------     --------------    ----------     ----------    -------------   -------------
SMALL CAP STOCK FUND
CLASS A
04/30/03 (unaudited)      $ 8.21         $(0.03)            $0.56           $0.53           $--             $--             $--
10/31/02                   13.60          (0.14)(6)         (4.28)          (4.42)           --           (0.97)          (0.97)
10/31/01                   26.67          (0.20)            (9.56)          (9.76)           --           (3.31)          (3.31)
10/31/00                   19.61          (0.27)(6)         10.01            9.74            --           (2.68)          (2.68)
10/31/99                   16.25          (0.20)(6)          6.36            6.16            --           (2.80)          (2.80)
10/31/98(13)               19.49          (0.08)(6)         (3.16)          (3.24)           --              --              --
06/30/98                   18.28          (0.22)(6)          2.50            2.28            --           (1.07)          (1.07)

CLASS B
04/30/03 (unaudited)        7.40          (0.08)             0.51            0.43            --              --              --
10/31/02                   12.46          (0.23)(6)         (3.86)          (4.09)           --           (0.97)          (0.97)
10/31/01                   24.93          (0.32)            (8.84)          (9.16)           --           (3.31)          (3.31)
10/31/00                   18.61          (0.47)(6)          9.47            9.00            --           (2.68)          (2.68)
10/31/99                   15.67          (0.34)(6)          6.08            5.74            --           (2.80)          (2.80)
10/31/98(13)               18.86          (0.13)(6)         (3.06)          (3.19)           --              --              --
06/30/98                   17.85          (0.36)(6)          2.44            2.08            --           (1.07)          (1.07)

CLASS C
04/30/03 (unaudited)        7.42          (0.04)             0.50            0.46            --              --              --
10/31/02(4)                11.51          (0.10)(6)         (3.99)          (4.09)           --              --              --

CLASS I
04/30/03 (unaudited)        8.35           0.00 (11)         0.58            0.58            --              --              --
10/31/02                   13.74          (0.06)(6)         (4.36)          (4.42)           --           (0.97)          (0.97)
10/31/01                   26.77          (0.06)            (9.66)          (9.72)           --           (3.31)          (3.31)
10/31/00(14)               24.98          (0.15)(6)          1.94            1.79            --              --              --

INTERNATIONAL GROWTH FUND
CLASS A
04/30/03 (unaudited)      $ 6.76          $0.01            $(0.00)(7)(11)   $0.01        $(0.04)            $--          $(0.04)
10/31/02                    7.61          (0.02)(6)         (0.75)          (0.77)        (0.08)             --           (0.08)
10/31/01                   10.97          (0.02)            (2.67)          (2.69)        (0.01)          (0.66)          (0.67)
10/31/00                   11.14          (0.03)(6)          0.00(11)       (0.03)        (0.14)          (0.00)(11)      (0.14)
10/31/99                    8.86           0.01(6)           2.65            2.66         (0.27)          (0.11)          (0.38)
10/31/98(13)               10.20          (0.02)(6)         (1.32)          (1.34)           --              --              --
06/30/98                   11.85           0.05(6)          (0.67)          (0.62)        (0.53)          (0.50)          (1.03)

CLASS B
04/30/03 (unaudited)        6.51          (0.02)            (0.01)(7)       (0.03)           --              --              --
10/31/02                    7.35          (0.09)(6)         (0.73)          (0.82)        (0.02)             --           (0.02)
10/31/01                   10.70          (0.10)            (2.58)          (2.68)        (0.01)          (0.66)          (0.67)
10/31/00                   10.87          (0.12)(6)          0.02           (0.10)        (0.07)          (0.00)(11)      (0.07)
10/31/99                    8.72          (0.08)(6)          2.60            2.52         (0.26)          (0.11)          (0.37)
10/31/98(13)               10.07          (0.05)(6)         (1.30)          (1.35)           --              --              --
06/30/98                   11.70          (0.04)(6)         (0.64)          (0.68)        (0.45)          (0.50)          (0.95)

CLASS C
04/30/03 (unaudited)        6.53          (0.01)            (0.01)(7)       (0.02)        (0.04)             --           (0.04)
10/31/02(4)                 7.55          (0.05)(6)         (0.96)          (1.01)        (0.01)             --           (0.01)

CLASS I
04/30/03 (unaudited)        6.80           0.04             (0.00)(7)(11)   0.04          (0.09)             --           (0.09)
10/31/02                    7.69           0.04(6)          (0.75)         (0.71)         (0.18)             --           (0.18)
10/31/01                   11.00           0.04             (2.68)         (2.64)         (0.01)          (0.66)          (0.67)
10/31/00                   11.16           0.05(6)           0.00(11)       0.05          (0.21)          (0.00)(11)      (0.21)
10/31/99                    8.83           0.07(6)           2.65           2.72          (0.28)          (0.11)          (0.39)
10/31/98(13)               10.16           0.00(6)(11)      (1.33)         (1.33)            --              --              --
06/30/98                   11.82           0.09(6)          (0.69)         (0.60)         (0.56)          (0.50)          (1.06)

                                      NET ASSET
                                        VALUE,
                          REDEMPTION   END OF
                             FEES      PERIOD      TOTAL RETURN(1)
                          ----------  ---------    ---------------
SMALL CAP STOCK FUND
CLASS A
04/30/03 (unaudited)         $--        $ 8.74           6.46%
10/31/02                      --          8.21         (35.71)%
10/31/01                      --         13.60         (40.84)%
10/31/00                      --         26.67          53.57%
10/31/99                      --         19.61          42.60%
10/31/98(13)                  --         16.25         (16.62)%
06/30/98                      --         19.49          12.95%

CLASS B
04/30/03 (unaudited)          --          7.83           5.81%
10/31/02                      --          7.40         (36.36)%
10/31/01                      --         12.46         (41.35)%
10/31/00                      --         24.93          52.34%
10/31/99                      --         18.61          41.32%
10/31/98(13)                  --         15.67         (16.87)%
06/30/98                      --         18.86          12.05%

CLASS C
04/30/03 (unaudited)          --          7.88           6.20%
10/31/02(4)                   --          7.42         (35.53)%

CLASS I
04/30/03 (unaudited)          --          8.93           6.95%
10/31/02                      --          8.35         (35.32)%
10/31/01                      --         13.74         (40.49)%
10/31/00(14)                  --         26.77           7.21%

INTERNATIONAL GROWTH FUND
CLASS A
04/30/03 (unaudited)        $0.01       $ 6.74           0.33%
10/31/02                     0.00(11)     6.76         (10.36)%
10/31/01                       --         7.61         (25.99)%
10/31/00                       --        10.97         (0.43)%
10/31/99                       --        11.14          31.15%
10/31/98(13)                   --         8.86         (13.14)%
06/30/98                       --        10.20          (4.19)%

CLASS B
04/30/03 (unaudited)         0.01         6.49          (0.31)%
10/31/02                     0.00(11)     6.51         (11.23)%
10/31/01                       --         7.35         (26.68)%
10/31/00                       --        10.70          (1.03)%
10/31/99                       --        10.87          29.87%
10/31/98(13)                   --         8.72         (13.41)%
06/30/98                       --        10.07          (4.95)%

CLASS C
04/30/03 (unaudited)         0.01         6.48          (0.16)%
10/31/02(4)                  0.00(11)     6.53         (13.34)%

CLASS I
04/30/03 (unaudited)         0.01         6.76           0.68%
10/31/02                     0.00(11)     6.80          (9.61)%
10/31/01                       --         7.69         (25.53)%
10/31/00                       --        11.00           0.26%
10/31/99                       --        11.16          31.98%
10/31/98(13)                   --         8.83         (13.09)%
06/30/98                       --        10.16          (3.98)%

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           ---------------------------------------------------------------------------------------------------------
                                                                                                             RATIO OF OPERATING
                                                                                                              EXPENSES TO AVERAGE
                                                                                                               NET ASSETS WITHOUT
                                                                                                              FEE WAIVERS, EXPENSES
                                                                                                             REIMBURSED AND/OR FEES
                             NET ASSETS,         RATIO OF         RATIO OF NET INVESTMENT                      REDUCED BY CREDITS
                           END OF PERIOD   OPERATING EXPENSES        INCOME/(LOSS) TO          PORTFOLIO         ALLOWED BY THE
                             (IN 000'S)   TO AVERAGE NET ASSETS     AVERAGE NET ASSETS        TURNOVER RATE        CUSTODIAN(2)
                           -------------  ---------------------   -----------------------     -------------  -----------------------
SMALL CAP STOCK FUND
CLASS A
04/30/03 (unaudited)           $ 49,254           1.80%(8)               (0.74)%(8)                17%                1.80%(8)
10/31/02                         42,984           1.68%                  (1.20)%                   21%                1.68%
10/31/01                         66,262           1.52%                  (1.03)%                   46%                1.52%
10/31/00                        132,274           1.42%                  (0.96)%                   49%                1.43%
10/31/99                         92,130           1.78%                  (1.16)%                   45%                1.94%
10/31/98(13)                     88,502           1.88%(8)               (1.43)%(8)                20%                1.89%(8)
06/30/98                        118,473           1.66%                  (1.10)%                  112%                1.66%

CLASS B
04/30/03 (unaudited)             12,257           3.06%(8)               (2.00)%(8)                17%                3.06%(8)
10/31/02                         14,238           2.64%                  (2.16)%                   21%                2.64%
10/31/01                         29,346           2.42%                  (1.93)%                   46%                2.42%
10/31/00                         54,407           2.24%                  (1.78)%                   49%                2.25%
10/31/99                         28,969           2.70%                  (2.08)%                   45%                2.86%
10/31/98(13)                     22,172           2.84%(8)               (2.39)%(8)                20%                2.85%(8)
06/30/98                         28,540           2.47%                  (1.92)%                  112%                2.47%

CLASS C
04/30/03 (unaudited)                 88           2.38%(8)               (1.31)%(8)                17%                2.38%(8)
10/31/02(4)                          69           2.25%(8)               (1.77)%(8)                21%                2.25%(8)

CLASS I
04/30/03 (unaudited)            183,651           1.01%(8)                0.05%(8)                 17%                1.01%(8)
10/31/02                        123,620           1.00%                  (0.52)%                   21%                1.00%
10/31/01                        134,462           0.97%                  (0.48)%                   46%                0.97%
10/31/00(14)                    150,073           0.98%(8)               (0.52)%(8)                49%                0.99%(8)

INTERNATIONAL GROWTH FUND
CLASS A
04/30/03 (unaudited)           $ 21,775           1.80%(8)                0.45%(8)                  9%                1.80%(8)
10/31/02                         21,317           1.93%                  (0.20)%                   25%                1.93%
10/31/01                         16,636           1.93%                  (0.25)%                   27%                1.93%
10/31/00                         28,997           1.78%                  (0.25)%                   37%                1.78%
10/31/99                         28,618           1.88%                   0.13%                   164%                1.89%
10/31/98(13)                     30,117           1.86%(8)               (0.50)%(8)                41%                1.86%(8)
06/30/98                         38,281           1.67%                   0.50%                   118%                1.67%

CLASS B
04/30/03 (unaudited)              3,720           3.09%(8)               (0.84)%(8)                 9%                3.09%(8)
10/31/02                          4,732           2.91%                  (1.18)%                   25%                2.91%
10/31/01                          7,172           2.74%                  (1.06)%                   27%                2.74%
10/31/00                         12,272           2.48%                  (0.95)%                   37%                2.48%
10/31/99                         11,101           2.80%                  (0.79)%                  164%                2.81%
10/31/98(13)                      3,552           2.97%(8)               (1.61)%(8)                41%                2.97%(8)
06/30/98                          4,294           2.94%                  (0.35)%                  118%                2.94%

CLASS C
04/30/03 (unaudited)                 59           2.65%(8)               (0.40)%(8)                 9%                2.65%(8)
10/31/02(4)                          53           2.67%(8)               (0.94)%(8)                25%                2.67%(8)

CLASS I
04/30/03 (unaudited)            204,453           1.12%(8)                1.13%(8)                  9%                1.12%(8)
10/31/02                        185,137           1.19%                   0.54%                    25%                1.19%
10/31/01                        124,886           1.18%                   0.50%                    27%                1.18%
10/31/00                        145,176           1.14%                   0.39%                    37%                1.14%
10/31/99                        163,610           1.28%                   0.73%                   164%                1.29%
10/31/98(13)                     98,554           1.32%(8)                0.04%(8)                 41%                1.32%(8)
06/30/98                        108,521           1.36%                   0.81%                   118%                1.36%


                 See Notes to Financial Highlights on page 32.
                       See Notes to Financial Statements.

                                     22-23


FINANCIAL highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                              INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS
                                         -------------------------------------------     ------------------------------------------


                                                             NET
                                                           REALIZED
                         NET ASSET                           AND                         DIVIDENDS
                          VALUE,             NET          UNREALIZED      TOTAL FROM      FROM NET    DISTRIBUTIONS
                        BEGINNING OF      INVESTMENT    GAIN/(LOSS) ON    INVESTMENT     INVESTMENT       FROM           TOTAL
                           PERIOD          INCOME        INVESTMENTS      OPERATIONS       INCOME       CAPITAL      DISTRIBUTIONS
                        ------------    -----------     --------------    ----------     ----------   -------------   -------------
SHORT TERM INCOME FUND
CLASS A

04/30/03 (unaudited)       $2.34           $0.05            $0.07           $0.12         $(0.05)          $--           $(0.05)
10/31/02                    2.41            0.12            (0.07)           0.05          (0.12)           --            (0.12)
10/31/01                    2.29            0.13             0.12            0.25          (0.13)           --            (0.13)
10/31/00                    2.29            0.13            (0.00)(11)       0.13          (0.13)           --            (0.13)
10/31/99                    2.35            0.13(6)         (0.06)           0.07          (0.13)           --            (0.13)
10/31/98(13)                2.32            0.04             0.03            0.07          (0.04)           --            (0.04)
06/30/98                    2.32            0.13             0.00(11)        0.13          (0.13)        (0.00)(11)       (0.13)

CLASS B
04/30/03 (unaudited)        2.34            0.04             0.07            0.11          (0.04)           --            (0.04)
10/31/02                    2.41            0.10            (0.07)           0.03          (0.10)           --            (0.10)
10/31/01                    2.29            0.12             0.12            0.24          (0.12)           --            (0.12)
10/31/00                    2.29            0.11            (0.00)(11)       0.11          (0.11)           --            (0.11)
10/31/99                    2.35            0.10(6)         (0.06)           0.04          (0.10)           --            (0.10)
10/31/98(13)                2.32            0.04             0.03            0.07          (0.04)           --            (0.04)
06/30/98                    2.32            0.12             0.00(11)        0.12          (0.12)        (0.00)(11)       (0.12)

CLASS C
04/30/03 (unaudited)        2.34            0.04             0.07            0.11          (0.04)           --            (0.04)
10/31/02(4)                 2.37            0.07            (0.03)           0.04          (0.07)           --            (0.07)

CLASS I
04/30/03 (unaudited)        2.34            0.06             0.07            0.13          (0.06)           --            (0.06)
10/31/02                    2.41            0.13            (0.07)           0.06          (0.13)           --            (0.13)
10/31/01                    2.29            0.15             0.12            0.27          (0.15)           --            (0.15)
10/31/00                    2.29            0.14            (0.00)(11)       0.14          (0.14)           --            (0.14)
10/31/99                    2.35            0.13(6)         (0.06)           0.07          (0.13)           --            (0.13)
10/31/98(13)                2.32            0.04             0.03            0.07          (0.04)           --            (0.04)
06/30/98                    2.32            0.14             0.00(11)        0.14          (0.14)        (0.00)(11)       (0.14)

U.S. GOVERNMENT
  SECURITIES FUND
CLASS A
04/30/03 (unaudited)      $11.19           $0.22(6)         $0.01           $0.23         $(0.27)          $--           $(0.27)
10/31/02                   11.20            0.54             0.04            0.58          (0.59)           --            (0.59)
10/31/01                   10.55            0.62             0.65            1.27          (0.62)           --            (0.62)
10/31/00                   10.51            0.63             0.04            0.67          (0.63)           --            (0.63)
10/31/99                   10.98            0.62            (0.47)           0.15          (0.62)           --            (0.62)
10/31/98(15)               10.84            0.54             0.14            0.68          (0.54)           --            (0.54)
12/31/97                   10.46            0.62             0.38            1.00          (0.62)           --            (0.62)

CLASS B
04/30/03 (unaudited)       11.18            0.18(6)          0.01            0.19          (0.23)           --            (0.23)
10/31/02                   11.19            0.46             0.03            0.50          (0.51)           --            (0.51)
10/31/01                   10.54            0.54             0.65            1.19          (0.54)           --            (0.54)
10/31/00                   10.50            0.56             0.04            0.60          (0.56)           --            (0.56)
10/31/99                   10.97            0.54            (0.48)           0.06          (0.53)           --            (0.53)
10/31/98(15)               10.84            0.47             0.12            0.59          (0.46)           --            (0.46)
12/31/97                   10.46            0.54             0.38            0.92          (0.54)           --            (0.54)

CLASS C
04/30/03 (unaudited)       11.18            0.18(6)          0.01            0.19          (0.23)           --            (0.23)
10/31/02(4)                11.00            0.33             0.18            0.51          (0.33)           --            (0.33)

CLASS I
04/30/03 (unaudited)       11.19            0.24(6)          0.01            0.25          (0.29)           --            (0.29)
10/31/02                   11.20            0.58             0.04            0.62          (0.63)           --            (0.63)
10/31/01                   10.55            0.66             0.65            1.31          (0.66)           --            (0.66)
10/31/00                   10.51            0.67             0.04            0.71          (0.67)           --            (0.67)
10/31/99                   10.99            0.66            (0.51)           0.15          (0.63)           --            (0.63)
10/31/98(9)                10.86            0.42             0.12            0.54          (0.41)           --            (0.41)

                          NET ASSET
                            VALUE,
                           END OF
                           PERIOD      TOTAL RETURN(1)
                          ---------    ---------------
SHORT TERM INCOME FUND
CLASS A

04/30/03 (unaudited)        $2.41           5.34%
10/31/02                     2.34           2.18%
10/31/01                     2.41          11.31%
10/31/00                     2.29          (5.70)%
10/31/99                     2.29           2.84%
10/31/98(13)                 2.35           3.11%
06/30/98                     2.32           5.91%

CLASS B
04/30/03 (unaudited)         2.41           4.95%
10/31/02                     2.34           1.41%
10/31/01                     2.41          10.52%
10/31/00                     2.29           5.12%
10/31/99                     2.29           1.79%
10/31/98(13)                 2.35           2.85%
06/30/98                     2.32           5.13%

CLASS C
04/30/03 (unaudited)         2.41           4.95%
10/31/02(4)                  2.34           1.61%

CLASS I
04/30/03 (unaudited)         2.41           5.47%
10/31/02                     2.34           2.53%
10/31/01                     2.41          11.93%
10/31/00                     2.29           6.43%
10/31/99                     2.29           2.93%
10/31/98(13)                 2.35           3.20%
06/30/98                     2.32           6.17%

U.S. GOVERNMENT
  SECURITIES FUND
CLASS A
04/30/03 (unaudited)       $11.15           2.09%
10/31/02                    11.19           5.37%
10/31/01                    11.20          12.39%
10/31/00                    10.55           6.65%
10/31/99                    10.51           1.38%
10/31/98(15)                10.98           6.38%
12/31/97                    10.84           9.92%

CLASS B
04/30/03 (unaudited)        11.14           1.72%
10/31/02                    11.18           4.62%
10/31/01                    11.19          11.59%
10/31/00                    10.54           5.91%
10/31/99                    10.50           0.53%
10/31/98(15)                10.97           5.54%
12/31/97                    10.84           9.03%

CLASS C
04/30/03 (unaudited)        11.14           1.73%
10/31/02(4)                 11.18           4.74%

CLASS I
04/30/03 (unaudited)        11.15           2.28%
10/31/02                    11.19           5.77%
10/31/01                    11.20          12.81%
10/31/00                    10.55           7.07%
10/31/99                    10.51           1.43%
10/31/98(9)                 10.99           5.00%

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ---------------------------------------------------------------------------------------------------------
                                                                                                            RATIO OF OPERATING
                                                                                                           EXPENSES TO AVERAGE
                                                                                                            NET ASSETS WITHOUT
                                        RATIO OF      RATIO OF OPERATING     RATIO OF                      FEE WAIVERS, EXPENSES
                                       OPERATING          EXPENSES TO     NET INVESTMENT                    REIMBURSED AND/OR FEES
                         NET ASSETS,   EXPENSES TO    AVERAGE NET ASSETS     INCOME TO                       REDUCED BY CREDITS
                        END OF PERIOD    AVERAGE      INCLUDING INTEREST     AVERAGE          PORTFOLIO          ALLOWED BY THE
                         (IN 000'S)    NET ASSETS         EXPENSE           NET ASSETS      TURNOVER RATE         CUSTODIAN(2)
                        -------------  -----------    ------------------  --------------    -------------  ----------------------
SHORT TERM INCOME FUND
CLASS A

04/30/03 (unaudited)      $ 39,058         0.86%(8)         0.86%(8)         4.21%(8)          23%              1.02%(8)
10/31/02                    28,106         0.96%            0.96%            5.03%             28%              1.09%
10/31/01                    18,929         0.83%            0.83%            5.63%             27%              1.15%
10/31/00                    20,224         0.99%            0.99%            5.55%             14%              1.29%
10/31/99                    27,059         0.82%            0.82%            5.22%             85%              1.16%
10/31/98(13)                32,748         0.82%(8)         0.82%(8)         5.44%(8)          19%              1.40%(8)
06/30/98                    35,551         0.86%            0.86%            5.71%            138%              1.32%

CLASS B
04/30/03 (unaudited)        38,313         0.86%(8)         0.86%(8)         3.46%(8)          23%              1.73%(8)
10/31/02                    24,621         1.71%            1.71%            4.28%             28%              1.77%
10/31/01                     6,595         1.54%            1.54%            4.92%             27%              1.86%
10/31/00                     3,461         1.55%            1.55%            4.99%             14%              1.85%
10/31/99                     4,597         1.60%            1.60%            4.44%             85%              1.94%
10/31/98(13)                 3,747         1.57%(8)         1.57%(8)         4.69%(8)          19%              2.18%(8)
06/30/98                     3,459         1.61%            1.61%            4.96%            138%              2.07%

CLASS C
04/30/03 (unaudited)        12,336         1.61%(8)         1.61%(8)         3.46%(8)          23%              1.67%(8)
10/31/02(4)                  5,743         1.68%(8)         1.68%(8)         4.31%(8)          28%              1.68%(8)

CLASS I
04/30/03 (unaudited)       103,259         0.61%(8)         0.61%(8)         4.46%(8)          23%              0.61%(8)
10/31/02                    89,210         0.61%            0.61%            5.38%             28%              0.61%
10/31/01                   110,710         0.27%            0.27%            6.19%             27%              0.59%
10/31/00                    93,741         0.30%            0.30%            6.24%             14%              0.60%
10/31/99                   138,955         0.37%            0.37%            5.67%             85%              0.71%
10/31/98(13)                 1,631         0.57%(8)         0.57%(8)         5.69%(8)          19%              0.96%(8)
06/30/98                     3,103         0.53%            0.53%            6.03%            138%              1.00%

U.S. GOVERNMENT
  SECURITIES FUND
CLASS A
04/30/03 (unaudited)      $209,572         0.94%(8)         0.94%(8)         3.97%(8)          26%              0.94%(8)
10/31/02                   196,222         0.96%            0.96%            4.91%             48%              0.96%
10/31/01                   174,047         0.95%            0.95%            5.71%             30%              0.95%
10/31/00                   168,728         0.96%            0.96%            6.12%             13%              0.99%
10/31/99                   221,592         0.96%            0.96%            5.76%             55%              1.04%
10/31/98(15)               266,334         0.92%(8)         1.36%(8)         5.99%(8)          12%              1.45%(8)
12/31/97                   107,054         1.05%            1.05%            5.92%              6%              1.05%

CLASS B
04/30/03 (unaudited)       332,801         1.66%(8)         1.66%(8)         3.25%(8)          26%              1.66%(8)
10/31/02                   271,440         1.68%            1.68%            4.19%             48%              1.68%
10/31/01                   128,155         1.67%            1.67%            4.99%             30%              1.67%
10/31/00                    55,071         1.66%            1.66%            5.42%             13%              1.69%
10/31/99                    72,751         1.70%            1.70%            5.02%             55%              1.78%
10/31/98(15)                28,747         1.67%(8)         2.12%(8)         5.24%(8)          12%              2.22%(8)
12/31/97                     3,352         1.84%            1.84%            5.08%              6%              1.84%

CLASS C
04/30/03 (unaudited)        19,974         1.63%(8)         1.63%(8)         3.28%(8)          26%              1.63%(8)
10/31/02(4)                 11,634         1.63%(8)         1.63%(8)         4.24%(8)          48%              1.63%(8)

CLASS I
04/30/03 (unaudited)       451,148         0.57%(8)         0.57%(8)         4.34%(8)          26%              0.57%(8)
10/31/02                   365,912         0.58%            0.58%            5.29%             48%              0.58%
10/31/01                   301,656         0.57%            0.57%            6.09%             30%              0.57%
10/31/00                   247,204         0.56%            0.56%            6.52%             13%              0.59%
10/31/99                   184,708         0.60%            0.60%            6.12%             55%              0.68%
10/31/98(9)                 39,939         0.66%(8)         1.10%(8)         6.25%(8)          12%              1.11%(8)


                 See Notes to Financial Highlights on page 32.
                       See Notes to Financial Statements.

                                     24-25

FINANCIAL highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                              INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                         ---------------------------------------     ------------------------------------------


                                                          NET
                                                       REALIZED
                         NET ASSET                        AND                        DIVIDENDS    DISTRIBUTIONS
                          VALUE,            NET       UNREALIZED      TOTAL FROM      FROM NET         FROM
                        BEGINNING OF    INVESTMENT  GAIN/(LOSS) ON    INVESTMENT     INVESTMENT   NET REALIZED        TOTAL
                           PERIOD         INCOME      INVESTMENTS     OPERATIONS       INCOME     CAPITAL GAINS   DISTRIBUTIONS
                        ------------    ----------  --------------    ----------     ----------   -------------   -------------

INCOME FUND
CLASS A
04/30/03 (unaudited)        $9.02          $0.27        $0.44           $0.71         $(0.29)          $--          $(0.29)
10/31/02                     9.32           0.60        (0.28)           0.32          (0.62)           --           (0.62)
10/31/01                     8.90           0.62         0.43            1.05          (0.63)           --           (0.63)
10/31/00                     8.99           0.62        (0.09)           0.53          (0.62)           --           (0.62)
10/31/99                     9.44           0.63        (0.45)           0.18          (0.63)           --           (0.63)
10/31/98(15)                 9.48           0.53        (0.04)(7)        0.49          (0.53)           --           (0.53)
12/31/97                     9.15           0.60         0.33            0.93          (0.60)           --           (0.60)

CLASS B
04/30/03 (unaudited)         9.04           0.24         0.45            0.69          (0.26)           --           (0.26)
10/31/02                     9.35           0.54        (0.29)           0.25          (0.56)           --           (0.56)
10/31/01                     8.92           0.56         0.44            1.00          (0.57)           --           (0.57)
10/31/00                     9.00           0.56        (0.08)           0.48          (0.56)           --           (0.56)
10/31/99                     9.45           0.56        (0.45)           0.11          (0.56)           --           (0.56)
10/31/98(15)                 9.49           0.46        (0.04)(7)        0.42          (0.46)           --           (0.46)
12/31/97                     9.17           0.53         0.32            0.85          (0.53)           --           (0.53)

CLASS C
04/30/03 (unaudited)         9.04           0.24         0.45            0.69          (0.26)           --           (0.26)
10/31/02(4)                  9.21           0.37        (0.17)           0.20          (0.37)           --           (0.37)

CLASS I
04/30/03 (unaudited)         9.03           0.28         0.45            0.73          (0.30)           --           (0.30)
10/31/02                     9.34           0.64        (0.29)           0.35          (0.66)           --           (0.66)
10/31/01                     8.91           0.66         0.44            1.10          (0.67)           --           (0.67)
10/31/00                     8.99           0.66        (0.08)           0.58          (0.66)           --           (0.66)
10/31/99                     9.44           0.65        (0.45)           0.20          (0.65)           --           (0.65)
10/31/98(9)                  9.57           0.41        (0.13)(7)        0.28          (0.41)           --           (0.41)

HIGH YIELD FUND
CLASS A
04/30/03 (unaudited)       $ 6.63          $0.30(6)     $0.86           $1.16         $(0.34)          $--          $(0.34)
10/31/02                     7.44           0.71        (0.72)          (0.01)         (0.80)           --           (0.80)
10/31/01                     8.50           0.84        (1.00)          (0.16)         (0.90)           --           (0.90)
10/31/00                     8.92           0.90(6)     (0.43)           0.47          (0.89)           --           (0.89)
10/31/99                     8.86           0.91(6)      0.14(7)         1.05          (0.94)        (0.05)          (0.99)
10/31/98(16)                10.00           0.47        (1.15)          (0.68)         (0.46)           --           (0.46)

CLASS B
04/30/03 (unaudited)         6.66           0.28(6)      0.85            1.13          (0.31)           --           (0.31)
10/31/02                     7.47           0.66        (0.72)          (0.06)         (0.75)           --           (0.75)
10/31/01                     8.54           0.78        (1.01)          (0.23)         (0.84)           --           (0.84)
10/31/00                     8.97           0.84(6)     (0.43)           0.41          (0.84)           --           (0.84)
10/31/99                     8.90           0.86(6)      0.15(7)         1.01          (0.89)        (0.05)          (0.94)
10/31/98(16)                10.00           0.42        (1.09)          (0.67)         (0.43)           --           (0.43)

CLASS C
04/30/03 (unaudited)         6.67           0.28(6)      0.85            1.13          (0.31)           --           (0.31)
10/31/02(4)                  7.55           0.46        (0.86)          (0.40)         (0.48)           --           (0.48)

CLASS I
04/30/03 (unaudited)         6.62           0.32(6)      0.85            1.17          (0.35)           --           (0.35)
10/31/02                     7.43           0.73        (0.72)           0.01          (0.82)           --           (0.82)
10/31/01                     8.48           0.87        (0.99)          (0.12)         (0.93)           --           (0.93)
10/31/00                     8.91           0.93(6)     (0.43)           0.50          (0.93)           --           (0.93)
10/31/99                     8.85           0.98(6)      0.11(7)         1.09          (0.98)        (0.05)          (1.03)
10/31/98(16)                10.00           0.22        (1.13)          (0.91)         (0.24)           --           (0.24)

                          NET ASSET
                            VALUE,
                           END OF
                           PERIOD      TOTAL RETURN(1)
                          ---------    ---------------

INCOME FUND
CLASS A
04/30/03 (unaudited)        $9.44           7.95%
10/31/02                     9.02           3.63%
10/31/01                     9.32          12.21%
10/31/00                     8.90           6.16%
10/31/99                     8.99           1.98%
10/31/98(15)                 9.44           5.21%
12/31/97                     9.48          10.51%

CLASS B
04/30/03 (unaudited)         9.47           7.67%
10/31/02                     9.04           2.79%
10/31/01                     9.35          11.52%
10/31/00                     8.92           5.53%
10/31/99                     9.00           1.12%
10/31/98(15)                 9.45           4.51%
12/31/97                     9.49           9.51%

CLASS C
04/30/03 (unaudited)         9.47           7.69%
10/31/02(4)                  9.04           2.25%

CLASS I
04/30/03 (unaudited)         9.46           8.26%
10/31/02                     9.03           3.94%
10/31/01                     9.34          12.78%
10/31/00                     8.91           6.72%
10/31/99                     8.99           2.24%
10/31/98(9)                  9.44           2.84%

HIGH YIELD FUND
CLASS A
04/30/03 (unaudited)        $7.45          17.81%
10/31/02                     6.63          (0.48)%
10/31/01                     7.44          (1.97)%
10/31/00                     8.50           5.28%
10/31/99                     8.92          12.26%
10/31/98(16)                 8.86         (6.90)%

CLASS B
04/30/03 (unaudited)         7.48          17.33%
10/31/02                     6.66          (1.17)%
10/31/01                     7.47          (2.72)%
10/31/00                     8.54           4.46%
10/31/99                     8.97          11.44%
10/31/98(16)                 8.90          (6.33)%

CLASS C
04/30/03 (unaudited)         7.49          17.48%
10/31/02(4)                  6.67          (5.66)%

CLASS I
04/30/03 (unaudited)         7.44          18.03%
10/31/02                     6.62          (0.15)%
10/31/01                     7.43          (1.49)%
10/31/00                     8.48           5.54%
10/31/99                     8.91          12.75%
10/31/98(16)                 8.85          (9.13)%

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ------------------------------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                              EXPENSES TO AVERAGE
                                                                                                                NET ASSETS WITHOUT
                                                                                                              FEE WAIVERS, EXPENSES
                                                                                                              REIMBURSED AND/OR FEES
                          NET ASSETS,          RATIO OF           RATIO OF NET INVESTMENT                       REDUCED BY CREDITS
                        END OF PERIOD    OPERATING EXPENSES             INCOME TO               PORTFOLIO          ALLOWED BY THE
                          (IN 000'S)    TO AVERAGE NET ASSETS        AVERAGE NET ASSETS       TURNOVER RATE         CUSTODIAN(2)
                        -------------   ---------------------     -----------------------     -------------   ----------------------

INCOME FUND
CLASS A
04/30/03 (unaudited)       $148,065             0.94%(8)                  5.78%(8)                  14%               0.94%(8)
10/31/02                    130,512             0.97%                     6.61%                     20%               0.97%
10/31/01                    120,508             0.97%                     6.86%                     35%               0.97%
10/31/00                    131,665             1.02%                     6.98%                     32%               1.03%
10/31/99                    172,217             1.06%                     6.84%                     19%               1.10%
10/31/98(15)                213,397             1.07%(8)                  6.66%(8)                  37%               1.07%(8)
12/31/97                     77,864             1.08%                     6.47%                     27%               1.08%

CLASS B
04/30/03 (unaudited)        205,145             1.65%(8)                  5.07%(8)                  14%               1.65%(8)
10/31/02                    142,186             1.68%                     5.90%                     20%               1.68%
10/31/01                     72,472             1.69%                     6.14%                     35%               1.69%
10/31/00                     39,347             1.73%                     6.27%                     32%               1.74%
10/31/99                     42,715             1.81%                     6.09%                     19%               1.85%
10/31/98(15)                 34,321             1.84%(8)                  5.89%(8)                  37%               1.84%(8)
12/31/97                      9,691             1.86%                     5.65%                     27%               1.86%

CLASS C
04/30/03 (unaudited)         14,305             1.61%(8)                  5.11%(8)                  14%               1.61%(8)
10/31/02(4)                   7,710             1.62%(8)                  5.96%(8)                  20%               1.62%(8)

CLASS I
04/30/03 (unaudited)        585,837             0.56%(8)                  6.16%(8)                  14%               0.56%(8)
10/31/02                    487,376             0.56%                     7.02%                     20%               0.56%
10/31/01                    387,998             0.56%                     7.27%                     35%               0.56%
10/31/00                    286,979             0.60%                     7.40%                     32%               0.61%
10/31/99                     76,145             0.68%                     7.22%                     19%               0.72%
10/31/98(9)                   7,342             0.71%(8)                  7.02%(8)                  37%               0.71%(8)

HIGH YIELD FUND
CLASS A
04/30/03 (unaudited)      $  34,430             0.98%(8)                  8.98%(8)                  30%               0.98%(8)
10/31/02                     13,563             1.03%                     9.72%                     60%               1.03%
10/31/01                      9,035             1.08%                    10.47%                     27%               1.09%
10/31/00                      8,182             1.08%                    10.08%                     40%               1.08%
10/31/99                      5,827             0.73%                    10.17%                     30%               1.37%
10/31/98(16)                 10,861             0.78%(8)                  8.80%(8)                  54%               1.22%(8)

CLASS B
04/30/03 (unaudited)         66,920             1.74%(8)                  8.22%(8)                  30%               1.74%(8)
10/31/02                     44,004             1.78%                     8.97%                     60%               1.78%
10/31/01                     35,391             1.77%                     9.78%                     27%               1.78%
10/31/00                     32,881             1.78%                     9.38%                     40%               1.78%
10/31/99                     21,259             1.29%                     9.61%                     30%               1.93%
10/31/98(16)                  2,830             1.57%(8)                  8.01%(8)                  54%               2.02%(8)

CLASS C
04/30/03 (unaudited)         11,166             1.71%(8)                  8.25%(8)                  30%               1.71%(8)
10/31/02(4)                   2,556             1.78%(8)                  8.97%(8)                  60%               1.78%(8)

CLASS I
04/30/03 (unaudited)        315,556             0.65%(8)                  9.31%(8)                  30%               0.65%(8)
10/31/02                    244,937             0.68%                    10.07%                     60%               0.68%
10/31/01                    201,385             0.68%                    10.87%                     27%               0.69%
10/31/00                    168,097             0.72%                    10.44%                     40%               0.72%
10/31/99                     44,662             0.21%                    10.69%                     30%               0.85%
10/31/98(16)                  1,309             0.48%(8)                  9.10%(8)                  54%               0.97%(8)

                 See Notes to Financial Highlights on page 32.
                       See Notes to Financial Statements.

                                     26-27

FINANCIAL highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                            INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                       ---------------------------------------     -------------------------------------------


                                                        NET
                                                     REALIZED
                         NET ASSET                      AND                        DIVIDENDS    DISTRIBUTIONS
                          VALUE,          NET       UNREALIZED      TOTAL FROM      FROM NET         FROM
                        BEGINNING OF  INVESTMENT   AIN/(LOSS) ON    INVESTMENT     INVESTMENT   NET REALIZED        TOTAL
                           PERIOD       INCOME      INVESTMENTS     OPERATIONS       INCOME     CAPITAL GAINS   DISTRIBUTIONS
                        ------------  -----------  -------------    ----------     ----------   -------------   -------------
TAX-EXEMPT BOND FUND
CLASS A
04/30/03 (unaudited)       $7.95         $0.17        $0.15           $0.32         $(0.17)         $(0.07)        $(0.24)
10/31/02                    7.93          0.35         0.03            0.38          (0.35)          (0.01)         (0.36)
10/31/01                    7.55          0.37         0.38            0.75          (0.37)             --          (0.37)
10/31/00                    7.41          0.40         0.14            0.54          (0.40)             --          (0.40)
10/31/99                    8.11          0.41        (0.70)          (0.29)         (0.41)             --          (0.41)
10/31/98(15)                8.09          0.34         0.02            0.36          (0.34)             --          (0.34)
12/31/97                    7.83          0.38         0.27            0.65          (0.38)          (0.01)         (0.39)

CLASS B
04/30/03 (unaudited)        7.95          0.14         0.15            0.29          (0.14)          (0.07)         (0.21)
10/31/02                    7.93          0.29         0.03            0.32          (0.29)          (0.01)         (0.30)
10/31/01                    7.55          0.31         0.38            0.69          (0.31)             --          (0.31)
10/31/00                    7.41          0.34         0.14            0.48          (0.34)             --          (0.34)
10/31/99                    8.11          0.35        (0.70)          (0.35)         (0.35)             --          (0.35)
10/31/98(15)                8.09          0.28         0.03            0.31          (0.29)             --          (0.29)
12/31/97                    7.83          0.32         0.27            0.59          (0.32)          (0.01)         (0.32)

CLASS C
04/30/03 (unaudited)        7.95          0.14         0.15            0.29          (0.14)          (0.07)         (0.21)
10/31/02(4)                 7.83          0.20         0.12            0.32          (0.20)             --          (0.20)

CALIFORNIA
MUNICIPAL FUND
CLASS A
04/30/03 (unaudited)      $11.35         $0.23        $0.15           $0.38         $(0.23)         $(0.07)        $(0.30)
10/31/02                   11.34          0.50         0.00(11)        0.50          (0.49)             --          (0.49)
10/31/01                   10.81          0.53         0.53            1.06          (0.53)             --          (0.53)
10/31/00                   10.43          0.55         0.38            0.93          (0.55)             --          (0.55)
10/31/99                   11.46          0.54        (0.94)          (0.40)         (0.57)          (0.06)         (0.63)
10/31/98(13)               11.33          0.19(6)      0.13            0.32          (0.19)             --          (0.19)
06/30/98                   10.92          0.58(6)      0.41            0.99          (0.58)             --          (0.58)

CLASS B
04/30/03 (unaudited)       11.35          0.19         0.15            0.34          (0.19)          (0.07)         (0.26)
10/31/02                   11.34          0.42         0.00(11)        0.42          (0.41)             --          (0.41)
10/31/01                   10.81          0.44         0.53            0.97          (0.44)             --          (0.44)
10/31/00                   10.43          0.48         0.38            0.86          (0.48)             --          (0.48)
10/31/99                   11.46          0.48        (0.97)          (0.49)         (0.48)          (0.06)         (0.54)
10/31/98(13)               11.33          0.16(6)      0.13            0.29          (0.16)             --          (0.16)
06/30/98                   10.92          0.50(6)      0.41            0.91          (0.50)             --          (0.50)

CLASS C
04/30/03 (unaudited)       11.35          0.19         0.15            0.34          (0.19)          (0.07)         (0.26)
10/31/02(4)                11.20          0.28         0.14            0.42          (0.27)             --          (0.27)

                                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                  ---------------------------------------------------------------------------------
                                                                                                                    RATIO OF
                                                                                                                   OPERATING
                                                                                                                   EXPENSES TO
                                                                                                                   AVERAGE NET
                                                                                                                  ASSETS WITHOUT
                                                                                                                   FEE WAIVERS,
                                                                                                                EXPENSES REIMBURSED
                                                                  RATIO OF                                          AND/OR FEES
                          NET ASSET                               OPERATING      RATIO OF                          REDUCED BY
                            VALUE,                  NET ASSETS,    EXPENSES    NET INVESTMENT                    CREDITS ALLOWED
                           END OF        TOTAL    END OF PERIOD  TO AVERAGE      INCOME TO        PORTFOLIO           BY THE
                           PERIOD      RETURN(1)   (IN 000'S)    NET ASSETS  AVERAGE NET ASSETS  TURNOVER RATE     CUSTODIAN(2)
                          ---------    ---------  -------------  ----------  ------------------  -------------  -------------------
TAX-EXEMPT BOND FUND
CLASS A
04/30/03 (unaudited)        $8.03        4.03%       $218,845      0.89%(8)         4.24%(8)            18%            0.89%(8)
10/31/02                     7.95        5.02%        213,673      0.90%            4.49%               46%            0.90%
10/31/01                     7.93       10.16%        219,883      0.89%            4.75%               44%            0.89%
10/31/00                     7.55        7.52%        207,309      0.88%            5.41%               28%            0.90%
10/31/99                     7.41       (3.77)%       247,814      0.89%            5.16%               57%            0.89%
10/31/98(15)                 8.11        4.58%        301,162      0.84%(8)         5.14%(8)             6%            0.84%(8)
12/31/97                     8.09        8.59%        188,021      0.80%            4.84%               21%            0.80%

CLASS B
04/30/03 (unaudited)         8.03        3.65%         49,876      1.63%(8)         3.50%(8)            18%            1.63%(8)
10/31/02                     7.95        4.25%         47,308      1.64%            3.75%               46%            1.64%
10/31/01                     7.93        9.35%         43,978      1.63%            4.01%               44%            1.63%
10/31/00                     7.55        6.73%         26,332      1.61%            4.68%               28%            1.63%
10/31/99                     7.41       (4.52)%        25,059      1.64%            4.41%               57%            1.64%
10/31/98(15)                 8.11        3.88%         17,344      1.62%(8)         4.36%(8)             6%            1.62%(8)
12/31/97                     8.09        7.71%          8,110      1.62%            4.00%               21%            1.62%

CLASS C
04/30/03 (unaudited)         8.03        3.65%          2,881      1.61%(8)         3.52%(8)            18%            1.61%(8)
10/31/02(4)                  7.95        4.06%          2,395      1.61%(8)         3.78%(8)            46%            1.61%(8)

CALIFORNIA
MUNICIPAL FUND
CLASS A
04/30/03 (unaudited)       $11.43        3.43%       $280,439      0.85%(8)         4.11%(8)            18%            0.85%(8)
10/31/02                    11.35        4.57%        286,095      0.86%            4.39%               48%            0.86%
10/31/01                    11.34        9.99%        291,132      0.85%            4.74%               52%            0.86%
10/31/00                    10.81        9.33%        248,941      0.87%            5.30%               40%            0.88%
10/31/99                    10.43       (3.87)%       283,929      0.88%            4.94%               92%            0.91%
10/31/98(13)                11.46        2.82%        287,590      0.97%(8)         4.87%(8)            28%            1.05%(8)
06/30/98                    11.33        9.26%        290,328      1.00%            5.18%               87%            1.19%

CLASS B
04/30/03 (unaudited)        11.43        3.05%        304,255      1.60%(8)         3.36%(8)            18%            1.60%(8)
10/31/02                    11.35        3.79%        295,662      1.60%            3.65%               48%            1.60%
10/31/01                    11.34        9.19%        237,594      1.58%            4.01%               52%            1.59%
10/31/00                    10.81        8.53%        160,086      1.60%            4.57%               40%            1.61%
10/31/99                    10.43       (4.62)%       133,842      1.63%            4.19%               92%            1.66%
10/31/98(13)                11.46        2.56%         49,683      1.72%(8)         4.12%(8)            28%            1.81%(8)
06/30/98                    11.33        8.45%         34,537      1.75%            4.42%               87%            1.95%

CLASS C
04/30/03 (unaudited)        11.43        3.05%         10,340      1.59%(8)         3.37%(8)            18%            1.59%(8)
10/31/02(4)                 11.35        3.77%          6,665      1.58%(8)         3.67%(8)            48%            1.58%(8)

                 See Notes to Financial Highlights on page 32.
                       See Notes to Financial Statements.

                                     28-29


FINANCIAL highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                             INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                      --------------------------------------------   ---------------------------------------------




                                                        NET REALIZED                                 DISTRIBUTIONS
                    NET ASSET VALUE,                  AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM      FROM
                      BEGINNING OF    NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT  NET REALIZED        TOTAL
                         PERIOD          INCOME          INVESTMENTS    OPERATIONS       INCOME      CAPITAL GAINS   DISTRIBUTIONS
                    ---------------   --------------  ---------------   ----------   --------------  -------------   -------------
CALIFORNIA INSURED
INTERMEDIATE
MUNICIPAL FUND
CLASS A
04/30/03 (unaudited)     $11.08          $0.18             $0.17          $0.35         $(0.18)         $(0.05)         $(0.23)
10/31/02                  10.98           0.39              0.15           0.54          (0.39)          (0.05)          (0.44)
10/31/01                  10.58           0.44              0.49           0.93          (0.44)          (0.09)          (0.53)
10/31/00                  10.30           0.44              0.31           0.75          (0.44)          (0.03)          (0.47)
10/31/99                  11.02           0.44(6)          (0.55)         (0.11)         (0.45)          (0.16)          (0.61)
10/31/98(13)              10.81           0.16              0.21           0.37          (0.16)             --           (0.16)
06/30/98                  10.74           0.49              0.17           0.66          (0.49)          (0.10)          (0.59)

CLASS B
04/30/03 (unaudited)      11.08           0.14              0.17           0.31          (0.14)          (0.05)          (0.19)
10/31/02                  10.98           0.31              0.15           0.46          (0.31)          (0.05)          (0.36)
10/31/01                  10.58           0.36              0.49           0.85          (0.36)          (0.09)          (0.45)
10/31/00                  10.30           0.36              0.31           0.67          (0.36)          (0.03)          (0.39)
10/31/99                  11.02           0.36(6)          (0.56)         (0.20)         (0.36)          (0.16)          (0.52)
10/31/98(13)              10.81           0.13              0.21           0.34          (0.13)             --           (0.13)
06/30/98                  10.74           0.41              0.17           0.58          (0.41)          (0.10)          (0.51)

CLASS C
04/30/03 (unaudited)      11.08           0.14              0.17           0.31          (0.14)          (0.05)          (0.19)
10/31/02(4)               10.90           0.21              0.18           0.39          (0.21)             --           (0.21)

                     NET ASSET VALUE,
                      END OF PERIOD     TOTAL RETURN(1)
                     ----------------   ---------------
CALIFORNIA INSURED
INTERMEDIATE
MUNICIPAL FUND
CLASS A
04/30/03 (unaudited)    $11.20               3.24%
10/31/02                 11.08               5.12%
10/31/01                 10.98               9.00%
10/31/00                 10.58               7.37%
10/31/99                 10.30              (1.11)%
10/31/98(13)             11.02               3.46%
06/30/98                 10.81               6.26%

CLASS B
04/30/03 (unaudited)     11.20               2.85%
10/31/02                 11.08               4.32%
10/31/01                 10.98               8.19%
10/31/00                 10.58               6.57%
10/31/99                 10.30               (1.89)%
10/31/98(13)             11.02               3.20%
06/30/98                 10.81               5.47%

CLASS C
04/30/03 (unaudited)     11.20               2.85%
10/31/02(4)              11.08               3.58%

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ---------------------------------------------------------------------------------------------------
                                                                                                      RATIO OF OPERATING
                                                                                                      EXPENSES TO AVERAGE
                                                                                                      NET ASSETS WITHOUT
                                                                                                    FEE WAIVERS, EXPENSES
                                                                                                    REIMBURSED AND/OR FEES
                         NET ASSETS,         RATIO OF              RATIO OF NET                       REDUCED BY CREDITS
                        END OF PERIOD     OPERATING EXPENSES   INVESTMENT INCOME TO    PORTFOLIO       ALLOWED BY THE
                         (IN 000'S)     TO AVERAGE NET ASSETS    AVERAGE NET ASSETS  TURNOVER RATE        CUSTODIAN(2)
                        -------------   ---------------------  --------------------  -------------  -----------------------
CALIFORNIA INSURED
INTERMEDIATE
MUNICIPAL FUND
CLASS A
04/30/03 (unaudited)      $ 84,666             0.77%(8)                3.24%(8)            19%               0.87%(8)
10/31/02                    57,102             0.70%                   3.59%               28%               0.89%
10/31/01                    39,996             0.73%                   4.09%               23%               0.92%
10/31/00                    29,657             0.91%                   4.19%               45%               0.93%
10/31/99                    31,253             0.89%                   4.13%               93%               0.97%
10/31/98(13)                37,529             0.82%(8)                4.39%(8)             7%               1.15%(8)
06/30/98                    38,724             0.86%                   4.49%               25%               1.25%

CLASS B
04/30/03 (unaudited)       105,240             1.53%(8)                2.48%(8)            19%               1.63%(8)
10/31/02                    89,240             1.46%                   2.83%               28%               1.65%
10/31/01                    51,525             1.48%                   3.34%               23%               1.67%
10/31/00                    35,685             1.66%                   3.44%               45%               1.68%
10/31/99                    35,501             1.64%                   3.38%               93%               1.72%
10/31/98(13)                23,960             1.57%(8)                3.64%(8)             7%               1.90%(8)
06/30/98                    21,688             1.61%                   3.74%               25%               2.01%

CLASS C
04/30/03 (unaudited)        12,302             1.53%(8)                2.48%(8)            19%               1.63%(8)
10/31/02(4)                  7,953             1.45%(8)                2.84%(8)            28%               1.64%(8)

                  See Notes to Financial Highlights on page 32.
                       See Notes to Financial Statements.

                                      30-31

FINANCIAL highlights

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.
 (3) The REIT Fund commenced operations on March 1, 2003.
 (4) On March 1, 2002, the Funds commenced selling Class C shares.
 (5) On August 1, 2000, the Equity Income Fund commenced selling Class I shares.
 (6) Per share numbers have been calculated using the average shares method.
 (7) The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (8) Annualized.
 (9) On March 23, 1998, the Growth & Income, U.S. Government Securities and Income Funds commenced selling Class I shares.
(10) On June 7, 1999, the West Coast Equity Fund commenced selling Class I shares.
(11) Amount represents less than $0.01 per share.
(12) The Mid Cap Stock Fund commenced operations on March 1, 2000.
(13) Fiscal year end changed to October 31 from June 30.
(14) On January 5, 2000, the Small Cap Stock Fund commenced selling Class I shares.
(15) Fiscal year end changed to October 31 from December 31.
(16) On April 8, 1998, May 5, 1998 and July 27, 1998, the High Yield Fund commenced selling Class A, Class B and Class I shares, respectively.

                                       32

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

REIT FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----

 REAL ESTATE INVESTMENT TRUSTS - 88.6%
     DIVERSIFIED - 5.8%

    116,500   iStar Financial Inc. ............    $ 3,486,845
     94,600   Vornado Realty Trust ............      3,594,800
                                                   -----------
              Total Diversified ...............      7,081,645
                                                   -----------
     HEALTH CARE - 4.8%

    104,100   Health Care Property
              Investors, Inc. .................      3,874,602
     73,000   Healthcare Realty Trust, Inc. ...      2,009,690
                                                   -----------
              Total Health Care ...............      5,884,292
                                                   -----------

     INDUSTRIAL/OFFICE - 26.5%
       INDUSTRIAL - 7.3%

    118,200   AMB Property Corporation ........      3,226,860
     39,100   CenterPoint Properties Trust ....      2,265,845
    133,500   ProLogis ........................      3,436,290
                                                   -----------
                                                     8,928,995
                                                   -----------

       MIXED - 2.9%

    127,300   Duke Realty Corporation .........      3,488,020
                                                   -----------

       OFFICE - 16.3%

     99,400   Arden Realty, Inc. ..............      2,368,702
     89,700   Boston Properties, Inc. .........      3,516,240
    136,600   CarrAmerica Realty Corporation ..      3,562,528
    231,800   Corporate Office Properties
              Trust ...........................      3,534,950
    176,200   Equity Office Properties Trust ..      4,575,914
     74,500   SL Green Realty Corporation .....      2,401,135
                                                   -----------
                                                    19,959,469
                                                   -----------
              Total Industrial/Office .........     32,376,484
                                                   -----------

     LODGING/RESORTS - 5.3%

    164,400   FelCor Lodging Trust, Inc. ......      1,165,596
    143,200   Hospitality Properties Trust ....      4,125,592
    159,400   Host Marriott Corporation+ ......      1,230,568
                                                   -----------
              Total Lodging/Resorts ...........      6,521,756
                                                   -----------

     MORTGAGE - 2.8%

    182,700   Annaly Mortgage Management,
              Inc. ............................      3,471,300
                                                   -----------

     RESIDENTIAL - 13.4%
       APARTMENTS - 13.4%

    120,600   Apartment Investment & Management
                Company, Class A ..............      4,553,856
     90,100   AvalonBay Communities, Inc. .....      3,594,089
    229,000   Equity Residential ..............      5,933,390
    140,300   United Dominion Realty
              Trust, Inc. .....................      2,341,607
                                                   -----------
              Total Residential ...............     16,422,942
                                                   -----------


     SHARES                                           VALUE
     ------                                           -----

     RETAIL - 17.5%
       REGIONAL MALLS - 13.0%

     84,400   General Growth Properties, Inc. .    $ 4,694,328
     90,000   Macerich Company ................      2,970,000
    111,700   Mills Corporation ...............      3,569,932
    126,200   Simon Property Group, Inc. ......      4,634,064
                                                   -----------
                                                    15,868,324
                                                   -----------

       SHOPPING CENTERS - 4.5%

     32,000   Developers Diversified
              Realty Corporation ..............        806,400
    130,900   Kimco Realty Corporation ........      4,738,580
                                                   -----------
                                                     5,544,980
                                                   -----------
              Total Retail ....................     21,413,304
                                                   -----------

     SELF STORAGE - 5.8%

    109,500   Public Storage, Inc. ............      3,520,425
    109,500   Shurgard Storage Centers, Inc.,
              Class A .........................      3,577,365
                                                   -----------
              Total Self Storage ..............      7,097,790
                                                   -----------

     SPECIALTY - 6.7%

    135,200   Capital Automotive REIT .........      3,500,328
    200,100   Plum Creek Timber Company, Inc. .      4,654,326
                                                   -----------
              Total Specialty .................      8,154,654
                                                   -----------
              Total Real Estate Investment Trusts
                (Cost $104,044,650) ...........    108,424,167
                                                   -----------

  PRINCIPAL
   AMOUNT
  ---------
 REPURCHASE AGREEMENT - 11.1%
   (Cost $13,633,000)
$13,633,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003,
                to be repurchased at $13,633,409
                on 05/01/2003, collateralized by
                $12,920,478 U.S. Treasury Notes,
                having various interest rates
                and maturities
                (Market Value $13,911,435) ....     13,633,000
                                                   -----------
TOTAL INVESTMENTS (Cost $117,677,650*) .....99.7%  122,057,167
OTHER ASSETS AND LIABILITIES (NET) ..........0.3       344,110
                                                   -----------
NET ASSETS ................................100.0% $122,401,277
                                          ======   ===========

--------

    * Aggregate cost for federal tax purposes.
    + Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS


EQUITY INCOME FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----
 COMMON STOCKS - 75.9%
     CONSUMER DISCRETIONARY - 8.1%

       AUTOMOBILES & COMPONENTS - 2.5%

    138,200   General Motors Corporation ......   $  4,982,110
    200,000   Magna International Inc.,
              Class A .........................     11,726,000
                                                  ------------
                                                    16,708,110
                                                  ------------

       CONSUMER DURABLES & APPAREL - 2.4%

    400,000   Mattel, Inc. ....................      8,696,000
    142,000   Nike Inc., Class B** ............      7,601,260
                                                  ------------
                                                    16,297,260
                                                  ------------

       HOTELS, RESTAURANTS & LEISURE - 1.8%
    310,000   Carnival Corporation ............      8,552,900
    215,000   McDonald's Corporation ..........      3,676,500
                                                  ------------
                                                    12,229,400
                                                  ------------

       RETAILING - 1.4%
    208,000   J.C. Penney Company, Inc.
                (Holding Company) .............      3,548,480
    262,000   May Department Stores Company ...      5,664,440
                                                  ------------
                                                     9,212,920
                                                  ------------
              Total Consumer Discretionary ....     54,447,690
                                                  ------------

     CONSUMER STAPLES - 6.0%
       FOOD & STAPLES RETAILING - 3.2%

    538,000   Supervalu Inc. ..................      8,860,860
    446,000   Wal-Mart de Mexico SA de CV,
              ADR .............................     12,566,050
                                                  ------------
                                                    21,426,910
                                                  ------------

       FOOD, BEVERAGE & TOBACCO - 1.9%

    290,000   ConAgra Foods, Inc. .............      6,090,000
     99,000   Hershey Foods Corporation .......      6,459,750
                                                  ------------
                                                    12,549,750
                                                  ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
     72,000   Procter & Gamble Company ........      6,469,200
                                                  ------------
              Total Consumer Staples ..........     40,445,860
                                                  ------------

     ENERGY - 5.1%

    135,000   BP PLC, Sponsored ADR ...........      5,202,900
     91,600   ChevronTexaco Corporation .......      5,753,396
    123,200   ConocoPhillips Company ..........      6,196,960
    145,000   Royal Dutch Petroleum
              Company (F) .....................      5,927,600
    121,000   Schlumberger Ltd. ...............      5,073,530
    130,000   Unocal Corporation ..............      3,601,000
     74,117   Valero Energy Corporation .......      2,723,800
                                                  ------------
              Total Energy ....................     34,479,186
                                                  ------------

     FINANCIALS - 21.3%
       BANKS - 6.0%

    158,000   Bank of America Corporation .....     11,699,900
     89,551   First State Bancorporation ......      2,194,895




     SHARES                                           VALUE
     ------                                           -----
    210,000   FleetBoston Financial
              Corporation .....................   $  5,569,200
    148,000   PNC Financial Services
              Group, Inc. .....................      6,497,200
    240,000   U.S. Bancorp ...................       5,316,000
    188,000   Wells Fargo & Company ...........      9,072,880
                                                  ------------
                                                    40,350,075
                                                  ------------

       DIVERSIFIED FINANCIALS - 8.7%

    356,333   Citigroup Inc. ..................     13,986,070
    178,500   Fannie Mae ......................     12,921,615
    177,000   Franklin Resources, Inc. ........      6,173,760
    344,000   J.P. Morgan Chase & Company .....     10,096,400
    195,000   Morgan Stanley Dean Witter
              & Company .......................      8,726,250
    200,000   T. Rowe Price Group, Inc. .......      6,104,000
                                                  ------------
                                                    58,008,095
                                                  ------------

       INSURANCE - 6.6%

    473,000   ACE Ltd. ........................     15,646,840
    225,000   AFLAC Inc. ......................      7,359,750
    198,000   Allstate Corporation ............      7,482,420
    165,000   XL Capital Ltd., Class A** ......     13,579,500
                                                  ------------
                                                    44,068,510
                                                  ------------
              Total Financials ................    142,426,680
                                                  ------------

     HEALTH CARE - 8.8%

       HEALTH CARE EQUIPMENT & SERVICES - 1.3%
    240,000   Becton Dickinson & Company ......      8,496,000
                                                  ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 7.5%
    202,300   Abbott Laboratories .............      8,219,449
    395,000   Bristol-Myers Squibb Company ....     10,088,300
     84,200   Johnson & Johnson ...............      4,745,512
    172,000   Merck & Company, Inc. ...........     10,006,960
    394,500   Mylan Laboratories Inc. .........     11,152,515
    328,000   Schering-Plough Corporation .....      5,936,800
                                                  ------------
                                                    50,149,536
                                                  ------------
              Total Health Care ...............     58,645,536
                                                  ------------

     INDUSTRIALS - 9.4%
       CAPITAL GOODS - 9.4%

    272,000   Boeing Company ..................      7,420,160
    112,500   Emerson Electric Company ........      5,703,750
    135,000   General Dynamics Corporation ....      8,379,450
    379,000   General Electric Company ........     11,161,550
    260,000   Genuine Parts Company ...........      8,312,200
    335,000   Honeywell International Inc. ....      7,906,000
    885,000   Tyco International Ltd. .........     13,806,000
                                                  ------------
              Total Industrials ...............     62,689,110
                                                  ------------

     INFORMATION TECHNOLOGY - 7.4%
       COMMUNICATIONS EQUIPMENT - 0.8%

    685,000   Motorola, Inc. ..................      5,418,350
                                                  ------------



                       See Notes to Financial Statements.

                                                                              34

PORTFOLIO of INVESTMENTS (continued)

EQUITY INCOME FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                           VALUE
     -----                                            -----

 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)

       COMPUTERS & PERIPHERALS - 2.0%

    320,000   Hewlett-Packard Company .........   $  5,216,000
     94,000   International Business Machines
                Corporation ...................      7,980,600
                                                  ------------
                                                    13,196,600
                                                  ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
    421,000   Diebold, Inc. ...................     16,831,580
                                                  ------------

       IT SERVICES - 0.6%

    230,000   Electronic Data Systems
              Corporation .....................      4,174,500
                                                  ------------

       SOFTWARE - 1.5%

    596,000   Computer Associates
              International, Inc. .............      9,679,040
                                                  ------------
              Total Information Technology ....     49,300,070
                                                  ------------

     MATERIALS - 1.5%

    144,000   Dow Chemical Company ............      4,700,160
     68,000   E.I. Du Pont de Nemours
              & Company .......................      2,892,040
     55,000   PPG Industries, Inc. ............      2,668,050
                                                  ------------
              Total Materials .................     10,260,250
                                                  ------------

     TELECOMMUNICATION SERVICES - 3.2%

    162,000   Alltel Corporation ..............      7,591,320
     80,000   Metromedia Fiber Network, Inc.,
              Class A+ ........................          1,360
    115,000   SBC Communications Inc. .........      2,686,400
    301,000   Verizon Communications Inc. .....     11,251,380
                                                  ------------
              Total Telecommunication
              Services ........................     21,530,460
                                                  ------------

     UTILITIES - 5.1%

    484,000   Duke Energy Corporation .........      8,513,560
    476,500   El Paso Corporation .............      3,573,750
    175,000   FPL Group, Inc. .................     10,652,250
    205,000   Pinnacle West Capital
              Corporation .....................      6,810,100
    155,000   Southern Company ................      4,508,950
                                                  ------------
              Total Utilities .................     34,058,610
                                                  ------------
              Total Common Stocks
                (Cost $548,693,490) ...........    508,283,452
                                                  ------------

 REAL ESTATE INVESTMENT TRUSTS - 9.4%

    315,000   AMB Property Corporation ........      8,599,500
     97,000   Apartment Investment & Management
                Company, Class A ..............      3,662,720
    135,000   Arden Realty, Inc. ..............      3,217,050
     72,000   CarrAmerica Realty Corporation ..      1,877,760
    159,000   Duke Realty Corporation .........      4,356,600
    230,000   Equity Office Properties Trust ..      5,973,100
    240,000   Equity Residential ..............      6,218,400
    107,000   General Growth Properties,
              Inc. . ..........................      5,951,340
    115,000   Health Care Property Investors,
              Inc. ............................      4,280,300
     97,000   Hospitality Properties Trust ....      2,794,570
    161,000   Plum Creek Timber Company,
              Inc. ............................      3,744,860


     SHARES                                           VALUE
     ------                                           -----
     94,000   ProLogis ........................   $  2,419,560
    140,000   Shurgard Storage Centers, Inc.,
              Class A .........................      4,573,800
    152,000   Simon Property Group, Inc. ......      5,581,440
                                                  ------------
              Total Real Estate Investment Trusts
                (Cost $59,352,717) ............     63,251,000
                                                  ------------

  PRINCIPAL
   AMOUNT
  ---------
 CONVERTIBLE SECURITIES - 5.5%
     CONVERTIBLE BONDS AND NOTES - 5.5%

$ 2,500,000   Adaptec, Inc., Conv. Sub. Note,
                4.750% due 02/01/2004** .......      2,500,000
  3,900,000   Analog Devices, Inc., Conv.
                Sub. Note,
                4.750% due 10/01/2005** .......      3,968,250
  1,000,000   Getty Images, Inc., Conv.
                Sub. Note,
                5.000% due 03/15/2007 .........        977,500
  6,000,000   LSI Logic Corporation, Conv.
                Sub. Note,
                4.000% due 02/15/2005** .......      5,617,500
  6,250,000   Omnicare, Inc., Conv. Sub. Deb.,
                5.000% due 12/01/2007 .........      6,335,938
  5,500,000   RadiSys Corporation, Conv.
                Sub. Note,
                5.500% due 08/15/2007 .........      4,846,875
  8,000,000   TriQuint Semiconductor, Inc.,
                Conv. Sub. Note,
                4.000% due 03/01/2007 .........      6,700,000
  6,500,000   Vitesse Semiconductor Corporation,
                Conv. Sub. Deb.,
                4.000% due 03/15/2005** .......      5,809,375
                                                  ------------
              Total Convertible Bonds and Notes
                (Cost $33,874,437) ............     36,755,438
                                                  ------------

   SHARES
   ------
     CONVERTIBLE PREFERRED STOCK - 0.0% ***
       (Cost $1,500,000)
      6,000   Global Crossing Ltd., Conv. Pfd.,
                (in arrears),
                7.000% due 12/31/2049+ ........             60
                                                  ------------
              Total Convertible Securities
                (Cost $35,374,437) ............     36,755,498
                                                  ------------

  PRINCIPAL
   AMOUNT
  ---------
 FIXED INCOME SECURITIES - 3.4%
     CORPORATE BONDS AND NOTES - 2.9%

$ 1,500,000   Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 .........      1,791,087
  1,250,000   American Home Products
                Corporation, Deb.,
                7.250% due 03/01/2023 .........      1,464,192
  4,000,000   Erac USA Finance Enterprise
                Company, Note,
                7.350% due 06/15/2008++ .......      4,540,260
  1,000,000   Medpartners Inc., Sr. Note,
                7.375% due 10/01/2006 .........      1,040,000
    500,000   Merrill Lynch & Company,
                Inc., Note,
                6.375% due 10/15/2008 .........        561,130
  4,000,000   TELUS Corporation, Note,
                8.000% due 06/01/2011                4,540,000


                       See Notes to Financial Statements.
                                       35

EQUITY INCOME FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
 FIXED INCOME SECURITIES (CONTINUED)
     CORPORATE BONDS AND NOTES (CONTINUED)

$ 2,000,000   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 .........   $  1,953,062
  2,000,000   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 .........      2,431,862
  1,000,000   Westinghouse Electric Corporation,
                Deb.,
                7.875% due 09/01/2023 .........      1,227,159
                                                  ------------
              Total Corporate Bonds and Notes
                (Cost $17,449,166) ............     19,548,752
                                                  ------------

     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       SECURITIES - 0.4%
       FEDERAL HOME LOAN MORTGAGE CORPORATION

       (FHLMC) - 0.4%

  1,443,603   6.500% due 09/01/2030 ...........      1,508,199
    696,437   7.000% due 09/01/2030 ...........        734,975
                                                  ------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $2,073,897) .............      2,243,174
                                                  ------------

     COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.1%
       (Cost $813,500)

    812,104   Reilly Mortgage FHA, Series 1982,
                7.430% due 08/01/2022 .........        870,718
                                                  ------------
              Total Fixed Income Securities
                (Cost $20,336,563) ............     22,662,644
                                                  ------------

     SHARES
     ------
 WARRANTS - 0.0% ***
   (Cost $45)

      4,500   V2 Music Holdings PLC,
                Expires 05/07/2008+,++ ........             45
                                                  ------------


  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
 REPURCHASE AGREEMENT - 5.4%
   (Cost $35,923,000)

$35,923,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003,
                to be repurchased at $35,924,078
                on 05/01/2003, collateralized
                by $34,045,502 U.S. Treasury
                Notes, having various interest
                rates and maturities
                (Market Value $36,656,678) ....   $ 35,923,000
                                                  ------------
TOTAL INVESTMENTS (Cost $699,680,252*) .....99.6%  666,875,639
OTHER ASSETS AND LIABILITIES (NET) ......... 0.4     2,670,365
                                             ---  ------------
NET ASSETS ................................100.0% $669,546,004
                                           =====  ============

-----------

    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $19,087,843 representing 2.9% of the total net assets of the Fund (Collateral Value $19,760,170).
  *** Amount represents less than 0.1% of total net assets.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933.

box:
                                GLOSSARY OF TERMS

    ADR       --  American Depository Receipt
    (F)       --  Foreign Shares
    FHA       --  Federal Housing Authority

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS


GROWTH & INCOME FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----

 COMMON STOCKS - 94.1%
     CONSUMER DISCRETIONARY - 9.6%

       CONSUMER DURABLES & APPAREL - 1.4%

    793,000   Mattel, Inc. .................... $   17,239,820
                                                --------------

       HOTELS, RESTAURANTS & LEISURE - 3.0%
  1,379,000   Carnival Corporation** ..........     38,046,610
                                                --------------

       MEDIA - 5.2%

    299,999   Comcast Corporation, Class A+ ...      9,572,968
    662,000   Comcast Corporation, Special
              Class A+** ......................     19,899,720
  1,812,000   Liberty Media Corporation,
              Class A+ ........................     19,932,000
    339,000   Viacom Inc., Class A+ ...........     14,719,380
                                                --------------
                                                    64,124,068
                                                --------------
              Total Consumer Discretionary ....    119,410,498
                                                --------------

     CONSUMER STAPLES - 10.1%
       FOOD & STAPLES RETAILING - 3.4%

    345,000   Costco Wholesale Corporation+ ...     11,947,350
  2,093,000   Kroger Company+ .................     29,929,900
                                                --------------
                                                    41,877,250
                                                --------------

       FOOD, BEVERAGE & TOBACCO - 1.5%

    420,000   PepsiCo Inc.                          18,177,600
                                                --------------

       HOUSEHOLD & PERSONAL PRODUCTS - 5.2%
    504,000   Avon Products, Inc. .............     29,317,680
    419,000   Kimberly-Clark Corporation ......     20,853,630
    166,000   Procter & Gamble Company ........     14,915,100
                                                --------------
                                                    65,086,410
                                                --------------
              Total Consumer Staples ..........    125,141,260
                                                --------------

     ENERGY - 7.4%

    488,000   BP PLC, Sponsored ADR ...........     18,807,520
    555,000   ExxonMobil Corporation ..........     19,536,000
    508,000   Royal Dutch Petroleum
              Company (F) .....................     20,767,040
    304,000   Schlumberger Ltd. ...............     12,746,720
    701,000   Unocal Corporation ..............     19,417,700
                                                --------------
              Total Energy ....................     91,274,980
                                                --------------

     FINANCIALS - 24.1%
       BANKS - 11.0%

    395,000   Bank of America Corporation .....     29,249,750
    927,000   FleetBoston Financial
              Corporation .....................     24,584,040
    572,000   PNC Financial Services
              Group, Inc. .....................     25,110,800
    660,000   Wachovia Corporation ............     25,218,600
    673,000   Wells Fargo & Company ...........     32,478,980
                                                --------------
                                                   136,642,170
                                                --------------

       DIVERSIFIED FINANCIALS - 8.2%

    763,000   Citigroup Inc. ..................     29,947,750
    621,000   Freddie Mac .....................     35,955,900
  1,206,000   J.P. Morgan Chase & Company .....     35,396,100
                                                --------------
                                                   101,299,750
                                                --------------

     SHARES                                           VALUE
     ------                                           -----

       INSURANCE - 4.9%

    893,000   Allstate Corporation ............ $   33,746,470
    451,000   American International
              Group Inc. ......................     26,135,450
                                                --------------
                                                    59,881,920
                                                --------------
              Total Financials ................    297,823,840
                                                --------------

     HEALTH CARE - 16.6%

       HEALTH CARE EQUIPMENT & SERVICES - 5.3%
    395,000   Baxter International Inc. .......      9,085,000
    554,000   Cardinal Health Inc. ............     30,625,120
    676,000   Guidant Corporation+ ............     26,357,240
                                                --------------
                                                    66,067,360
                                                --------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 11.3%
    799,000   Bristol-Myers Squibb Company ....     20,406,460
    260,000   Johnson & Johnson ...............     14,653,600
    349,000   Merck & Company, Inc. ...........     20,304,820
  1,485,000   Mylan Laboratories Inc. .........     41,980,950
    830,000   Pfizer Inc. .....................     25,522,500
    928,000   Schering-Plough Corporation .....     16,796,800
                                                --------------
                                                   139,665,130
                                                --------------
              Total Health Care ...............    205,732,490
                                                --------------

     INDUSTRIALS - 8.3%
       CAPITAL GOODS - 8.3%

    821,000   Boeing Company ..................     22,396,880
    675,000   General Electric Company ........     19,878,750
  1,189,000   Honeywell International Inc. ....     28,060,400
  2,080,000   Tyco International Ltd. .........     32,448,000
                                                --------------
              Total Industrials ...............    102,784,030
                                                --------------

     INFORMATION TECHNOLOGY - 10.8%
       COMMUNICATIONS EQUIPMENT - 1.3%

  2,057,000   Motorola, Inc. ..................     16,270,870
                                                --------------

       COMPUTERS & PERIPHERALS - 3.6%

    701,000   Hewlett-Packard Company .........     11,426,300
    398,000   International Business Machines
              Corporation .....................     33,790,200
                                                --------------
                                                    45,216,500
                                                --------------

       IT SERVICES - 2.0%

    625,000   First Data Corporation ..........     24,518,750
                                                --------------

       SOFTWARE - 3.9%

  1,406,000   Computer Associates
              International, Inc. .............     22,833,440
    986,000   Microsoft Corporation ...........     25,212,020
                                                --------------
                                                    48,045,460
                                                --------------
              Total Information Technology ....    134,051,580
                                                --------------

     TELECOMMUNICATION SERVICES - 1.6%

    841,000   SBC Communications Inc. .........     19,645,760
                                                --------------



                       See Notes to Financial Statements.

GROWTH & INCOME FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----

 COMMON STOCKS (CONTINUED)
     UTILITIES - 5.6%

    992,000   Duke Energy Corporation ......... $   17,449,280
    390,000   FPL Group, Inc. .................     23,739,300
    651,000   NiSource Inc. ...................     12,303,900
    475,000   Pinnacle West Capital
              Corporation .....................     15,779,500
                                                --------------
              Total Utilities .................     69,271,980
                                                --------------
              Total Common Stocks
                (Cost $1,113,338,927) .........  1,165,136,418
                                                --------------


  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 REPURCHASE AGREEMENT - 5.7%
   (Cost $70,766,000)
$70,766,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003,
                to be repurchased at $70,768,123
                on 05/01/2003, collateralized by
                $67,067,450 U.S. Treasury Notes,
                having various interest rates
                and maturities
                (Market Value $72,211,298) .... $   70,766,000
                                                --------------

TOTAL INVESTMENTS (Cost $1,184,104,927*). 99.8%  1,235,902,418
OTHER ASSETS AND LIABILITIES (NET) ....... 0.2       2,385,106
                                           ---  --------------
NET ASSETS ............................. 100.0% $1,238,287,524
                                         =====  ==============

--------------------
    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $8,214,128, representing 0.7% of the total net assets of the Fund (Collateral Value $8,607,800).

    + Non-income producing security.

 box

                                GLOSSARY OF TERMS

    ADR       --  American Depository Receipt
    (F)       --  Foreign Shares

                                        See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
WEST COAST EQUITY FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----

 COMMON STOCKS - 93.6%
     CONSUMER DISCRETIONARY - 18.0%

       AUTOMOBILES & COMPONENTS - 2.9%

  1,093,600   Monaco Coach Corporation+ .......   $ 14,785,472
    151,700   Superior Industries
              International, Inc. .............      6,001,252
                                                  ------------
                                                    20,786,724
                                                  ------------

       CONSUMER DURABLES & APPAREL - 4.7%

    147,800   Columbia Sportswear Company+ ....      7,095,878
    166,800   KB Home .........................      8,218,236
    386,500   Mattel, Inc. ....................      8,402,510
    182,500   Nike Inc., Class B** ............      9,769,225
                                                  ------------
                                                    33,485,849
                                                  ------------

       HOTELS, RESTAURANTS & LEISURE - 1.8%
    350,000   Starbucks Corporation+ ..........      8,221,500
  1,238,485   WestCoast Hospitality
              Corporation+ ....................      4,644,319
                                                  ------------
                                                    12,865,819
                                                  ------------

       MEDIA - 4.1%

    342,000   Getty Images, Inc.+ .............     11,576,700
    166,500   Knight-Ridder, Inc. .............     10,747,575
    241,600   Univision Communications Inc.,
              Class A+ ........................      7,315,648
                                                  ------------
                                                    29,639,923
                                                  ------------

       RETAILING - 4.5%

  1,063,925   Building Materials Holding
              Corporation .....................     13,203,309
  1,056,300   Hollywood Entertainment
              Corporation+ ....................     18,749,325
                                                  ------------
                                                    31,952,634
                                                  ------------
              Total Consumer Discretionary ....    128,730,949
                                                  ------------

     CONSUMER STAPLES - 3.8%
       FOOD & STAPLES RETAILING - 3.8%

    397,040   Costco Wholesale Corporation+ ...     13,749,495
    952,900   Kroger Company+ .................     13,626,470
                                                  ------------
              Total Consumer Staples ..........     27,375,965
                                                  ------------

     ENERGY - 3.0%

    197,400   ChevronTexaco Corporation .......     12,398,694
    220,000   Nabors Industries Ltd.+ .........      8,624,000
                                                  ------------
              Total Energy ....................     21,022,694
                                                  ------------

     FINANCIALS - 20.2%
       BANKS - 16.0%

    268,450   Bank of America Corporation .....     19,878,722
    362,700   Banner Corporation ..............      6,017,193
    252,600   Greater Bay Bancorp** ...........      4,041,600
    253,900   KeyCorp .........................      6,121,529
    563,125   Pacific Northwest Bancorp .......     15,857,600
    960,600   U.S. Bancorp ....................     21,277,290
    846,086   Washington Federal, Inc. ........     18,444,675
    459,500   Wells Fargo & Company ...........     22,175,470
                                                  ------------
                                                   113,814,079
                                                  ------------

     SHARES                                           VALUE
     ------                                           -----

       DIVERSIFIED FINANCIALS - 0.9%

    776,100   Charles Schwab Corporation ......   $  6,697,743
                                                  ------------

       INSURANCE - 3.3%

    167,900   RenaissanceRe Holdings Ltd. .....      7,436,291
    297,415   StanCorp Financial Group, Inc. ..     15,971,186
                                                  ------------
                                                    23,407,477
                                                  ------------
              Total Financials ................    143,919,299
                                                  ------------

     HEALTH CARE - 12.3%

       HEALTH CARE EQUIPMENT & SERVICES - 4.5%
     41,200   Caremark Rx, Inc.+ ..............        820,292
    223,560   Health Net, Inc.+ ...............      5,832,680
  1,887,200   OraSure Technologies, Inc.+ .....     12,078,080
    796,163   SonoSite, Inc.+ .................     12,897,841
                                                  ------------
                                                    31,628,893
                                                  ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 7.8%
    202,600   Allergan, Inc. ..................     14,232,650
    123,039   Amgen, Inc.+ ....................      7,543,521
  1,319,500   Corixa Corporation+ .............      9,460,815
    356,500   Dendreon Corporation+** .........      1,696,940
    478,375   EDEN Bioscience Corporation+** ..        904,129
    112,200   Genentech, Inc.+ ................      4,262,478
    352,820   ICOS Corporation+ ...............      9,437,935
    268,900   Pfizer Inc. .....................      8,268,675
                                                  ------------
                                                    55,807,143
                                                  ------------
              Total Health Care ................    87,436,036
                                                  ------------

     INDUSTRIALS - 13.3%
       CAPITAL GOODS - 9.9%

    551,133   Boeing Company ..................     15,034,908
    535,730   Electro Scientific Industries,
              Inc.+ ...........................      7,194,854
    912,700   Greenbrier Companies, Inc.+ .....      7,584,537
    108,000   Northrop Grumman Corporation ....      9,498,600
    370,325   PACCAR Inc. .....................     21,630,683
    188,750   Precision Castparts
              Corporation .....................      5,226,488
    125,000   Simpson Manufacturing
              Company, Inc.+ ..................      4,390,000
                                                  ------------
                                                    70,560,070
                                                  ------------

       COMMERCIAL SERVICES & SUPPLIES - 0.7%
    326,900   Robert Half International
              Inc.+ ...........................      5,321,932
                                                  ------------

       TRANSPORTATION - 2.7%

    234,410   Alaska Air Group, Inc.+ .........      4,179,530
    416,820   Expeditors International of
                Washington, Inc.** ............     15,155,159
                                                  ------------
                                                    19,334,689
                                                  ------------
              Total Industrials ................    95,216,691
                                                  ------------



                       See Notes to Financial Statements.

WEST COAST EQUITY FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----

 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY - 16.2%

       COMPUTERS & PERIPHERALS - 2.4%

  1,223,900   Advanced Digital Information
                Corporation+ ..................   $  9,815,678
    291,500   Hewlett-Packard Company .........      4,751,450
    592,100   InFocus Corporation+ ............      2,658,529
                                                  ------------
                                                    17,225,657
                                                  ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
    573,035   Microvision, Inc.+** ............      2,435,399
    479,000   Tektronix, Inc.+ ................      8,990,830
                                                  ------------
                                                    11,426,229
                                                  ------------

       INTERNET SOFTWARE & SERVICES - 1.0%
  1,770,000   Primus Knowledge Solutions,
              Inc.+ ...........................      1,327,500
  1,289,000   WatchGuard Technologies, Inc.+ ..      5,671,600
                                                  ------------
                                                     6,999,100
                                                  ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.0%
    134,500   Applied Materials, Inc.+ ........      1,963,700
    125,100   Atmel Corporation+ ..............        230,184
    517,800   Credence Systems Corporation+ ...      3,676,380
    326,825   FEI Company+ ....................      5,977,629
     49,000   Genesis Microchip, Inc.+ ........        840,840
    536,400   Intel Corporation ...............      9,869,760
     68,000   KLA-Tencor Corporation+ .........      2,788,000
    676,680   Lattice Semiconductor
              Corporation+ ....................      5,873,583
    262,400   LSI Logic Corporation+ ..........      1,406,464
  1,147,800   Pixelworks, Inc.+ ...............      8,551,110
    356,940   TriQuint Semiconductor, Inc.+ ...      1,252,859
                                                  ------------
                                                    42,430,509
                                                  ------------

       SOFTWARE - 5.2%

    201,300   Adobe Systems Inc. ..............      6,956,928
  1,292,100   BSQUARE Corporation+ ............        981,996
    850,078   Microsoft Corporation ...........     21,736,494
  2,334,800   ONYX Software Corporation+ ......      1,400,880
     95,700   Quest Software, Inc.+ ...........      1,023,990
    419,308   RadiSys Corporation+ ............      3,547,346
    184,000   Siebel Systems, Inc.+ ...........      1,595,280
                                                  ------------
                                                    37,242,914
                                                  ------------
              Total Information Technology ....    115,324,409
                                                  ------------

     MATERIALS - 5.7%

  1,678,200   Louisiana-Pacific Corporation+ ..     13,559,856
  1,531,000   Oregon Steel Mills, Inc.+ .......      3,827,500
    414,480   Schnitzer Steel Industries, Inc.,
              Class A .........................     11,891,431
    230,100   Weyerhaeuser Company ............     11,410,659
                                                  ------------
              Total Materials .................     40,689,446
                                                  ------------


     SHARES                                           VALUE
     ------                                           -----

     TELECOMMUNICATION SERVICES - 1.1%

  1,226,500   AT&T Wireless Services, Inc.+ ...   $  7,923,190
                                                  ------------
              Total Common Stocks
                (Cost $644,694,277) ...........    667,638,679
                                                  ------------

 REAL ESTATE INVESTMENT TRUSTS - 2.5%

    536,000   Plum Creek Timber Company, Inc.       12,467,360
    168,900   Shurgard Storage Centers, Inc.,
              Class A .........................      5,517,963
                                                  ------------
              Total Real Estate Investment Trusts
                (Cost $19,194,450) ............     17,985,323
                                                  ------------

  PRINCIPAL
   AMOUNT
  ---------
 REPURCHASE AGREEMENT - 4.0%
   (Cost $28,772,000)

$28,772,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003,
                to be repurchased at $28,772,863
                on 05/01/2003, collateralized by
                $27,268,246 U.S. Treasury Notes,
                having various interest rates
                and maturities
                (Market Value $29,359,628) ....     28,772,000
                                                  ------------
TOTAL INVESTMENTS (Cost $692,660,727*) ....100.1%  714,396,002
OTHER ASSETS AND LIABILITIES (NET) .........(0.1)     (684,819)
                                            ----  ------------
NET ASSETS ................................100.0% $713,711,183
                                           =====  ============

--------------------
    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $13,743,190 representing 1.9% of the total net assets of the Fund (Collateral Value $14,575,389).

    + Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
MID CAP STOCK FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                             VALUE
     ------                                                             -----

 COMMON STOCKS - 91.8%
     CONSUMER DISCRETIONARY - 14.8%

       CONSUMER DURABLES & APPAREL - 7.4%

     208,100     Jones Apparel Group, Inc.+ ...................     $  5,935,012
     358,600     Mattel, Inc. .................................        7,795,964
     152,200     Nike Inc., Class B** .........................        8,147,266
                                                                    ------------
                                                                      21,878,242
                                                                    ------------

     HOTELS, RESTAURANTS & LEISURE - 4.1%
      27,600     Mandalay Resort Group+ .......................          736,845
     191,500     Papa John's International, Inc.+ .............        4,553,870
     268,300     Yum! Brands, Inc.+ ...........................        6,627,010
                                                                    ------------
                                                                      11,917,725
                                                                    ------------

     RETAILING - 3.3%
     195,000     J.C. Penney Company, Inc.
                   (Holding Company) ..........................        3,326,700
     225,000     Tiffany & Company ............................        6,241,500
                                                                    ------------
                                                                       9,568,200
                                                                    ------------
                 Total Consumer Discretionary .................       43,364,167
                                                                    ------------

     CONSUMER STAPLES - 6.6%
       FOOD, BEVERAGE & TOBACCO - 3.2%

     120,000     Dean Foods Company+ ..........................        5,223,600
      64,000     Hershey Foods Corporation ....................        4,176,000
                                                                    ------------
                                                                       9,399,600
                                                                    ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 3.4%
      86,700     Avon Products, Inc. ..........................        5,043,339
     150,600     Estee Lauder Companies Inc., Class A .........        4,894,500
                                                                    ------------
                                                                       9,937,839
                                                                    ------------
                 Total Consumer Staples .......................       19,337,439
                                                                    ------------

       ENERGY - 6.5%
     204,000     Baker Hughes Inc. ............................        5,712,000
      62,200     ConocoPhillips Company .......................        3,128,660
     123,176     Devon Energy Corporation .....................        5,820,066
      17,900     Nabors Industries Ltd.+ ......................          701,680
     130,000     Unocal Corporation ...........................        3,601,000
                                                                    ------------
                 Total Energy .................................       18,963,406
                                                                    ------------

     FINANCIALS - 18.0%
       BANKS - 7.0%

     204,750     Charter One Financial, Inc. ..................        5,947,988
     178,500     GreenPoint Financial Corporation .............        8,525,160
     150,900     TCF Financial Corporation ....................        5,975,640
                                                                    ------------
                                                                      20,448,788

       DIVERSIFIED FINANCIALS - 7.0%

     190,000     A.G. Edwards, Inc. ...........................        5,667,700
     129,000     Ambac Financial Group, Inc. ..................        7,527,150
     108,600     Countrywide Financial Corporation ............        7,341,360
                                                                    ------------
                                                                      20,536,210
                                                                    ------------

     SHARES                                                          VALUE
     ------                                                          -----

       INSURANCE - 4.0%
     154,000     Fidelity National Financial, Inc. ............     $  5,297,600
     211,100     PMI Group, Inc. ..............................        6,506,102
                                                                    ------------
                                                                      11,803,702
                                                                    ------------
                 Total Financials .............................       52,788,700
                                                                    ------------

     HEALTH CARE - 13.9%
       HEALTH CARE EQUIPMENT & SERVICES - 11.1%
     110,000     AmerisourceBergen Corporation ................        6,363,500
     330,100     Covance Inc.+ ................................        5,852,673
      99,400     Express Scripts, Inc., Class A+** ............        5,860,624
     164,000     Guidant Corporation+ .........................        6,394,360
     340,482     IMS Health Inc. ..............................        5,243,423
      37,700     WellPoint Health Networks, Inc.+ .............        2,862,938
                                                                    ------------
                                                                      32,577,518
                                                                    ------------
       PHARMACEUTICALS & BIOTECHNOLOGY - 2.8%
     285,750     Mylan Laboratories Inc. ......................        8,078,152
                                                                    ------------
                 Total Health Care ............................       40,655,670
                                                                    ------------
     INDUSTRIALS - 9.2%
       CAPITAL GOODS - 6.8%
     290,000     Federal Signal Corporation ...................        5,011,200
     248,000     Lincoln Electric Holdings, Inc. ..............        4,763,832
      86,000     Lockheed Martin Corporation ..................        4,304,300
     151,800     Teleflex Inc. ................................        5,827,602
                                                                    ------------
                                                                      19,906,934
                                                                    ------------

       COMMERCIAL SERVICES & SUPPLIES - 2.4%
     330,000     Republic Services, Inc.+ .....................        7,081,800
                                                                    ------------
                 Total Industrials ............................       26,988,734
                                                                    ------------

     INFORMATION TECHNOLOGY - 13.9%
       COMPUTERS & PERIPHERALS - 1.5%
     227,200     Electronics for Imaging, Inc.+ ...............        4,362,240
                                                                    ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
     106,000     Arrow Electronics, Inc.+ .....................        1,789,280
      89,100     Diebold, Inc. ................................        3,562,218
                                                                    ------------
                                                                       5,351,498
                                                                    ------------

       IT SERVICES - 2.8%
     501,000     Acxiom Corporation+** ........................        6,993,960
      70,000     Convergys Corporation+ .......................        1,135,400
                                                                    ------------
                                                                       8,129,360
                                                                    ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
     298,100     Microchip Technology Inc. ....................        6,197,499
                                                                    ------------

                       See Notes to Financial Statements.

MID CAP STOCK FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                            VALUE
     ------                                                            -----

COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)
       SOFTWARE - 5.7%
     330,000     BMC Software Inc.+ ...........................     $  4,923,600
     358,600     PeopleSoft Inc.+ .............................        5,389,758
     133,000     Synopsys, Inc.+ ..............................        6,469,120
                                                                    ------------
                                                                      16,782,478
                                                                    ------------

                 Total Information Technology .................       40,823,075
                                                                    ------------

       MATERIALS - 2.3%

     116,900     Cabot Corporation ............................        3,258,003
      82,800     Valspar Corporation ..........................        3,576,132
                                                                    ------------
                 Total Materials ..............................        6,834,135
                                                                    ------------

       TELECOMMUNICATION SERVICES - 0.7%

      86,300     United States Cellular Corporation+ ..........        2,075,515
                                                                    ------------

       UTILITIES - 5.9%

     103,500     FPL Group, Inc. ..............................        6,300,045
     283,800     NiSource Inc. ................................        5,363,820
     173,000     Pinnacle West Capital Corporation ............        5,747,060
                                                                    ------------
                 Total Utilities ..............................       17,410,925
                                                                    ------------

                 Total Common Stocks
                    (Cost $232,109,376) .......................      269,241,766
                                                                    ------------


     PRINCIPAL
       AMOUNT                                                         VALUE
     ---------                                                        -----

     REPURCHASE AGREEMENT - 8.9%
       (Cost $26,084,000)

$26,084,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003, to be
                repurchased at $26,084,783 on
                05/01/2003, collateralized by $24,720,733
                U.S. Treasury Notes, having various
                interest rates and maturities
                (Market Value $26,616,730)....................      $26,084,000
                                                                   -------------
TOTAL INVESTMENTS (Cost $258,193,376*).............     100.7%      295,325,766
OTHER ASSETS AND LIABILITIES (NET).................      (0.7)       (1,982,970)
                                                        ------     -------------
NET ASSETS ........................................     100.0%     $293,342,796
                                                        ======     =============


--------------------
    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $14,704,494, representing 5.0% of the total net assets of the Fund (Collateral Value $15,235,700).

    + Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
GROWTH FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                              VALUE
     ------                                                              -----


 COMMON STOCKS - 91.0%
     CONSUMER DISCRETIONARY - 23.3%

       AUTOMOBILES & COMPONENTS - 0.4%

      67,700     Harley-Davidson, Inc. ........................     $  3,008,588
                                                                    ------------
       CONSUMER DURABLES & APPAREL - 0.9%

      49,300     Ethan Allen Interiors Inc. ...................        1,660,424
      95,800     Mattel, Inc. .................................        2,082,692
      20,800     Newell Rubbermaid Inc. .......................          633,984
      37,400     Nike Inc., Class B** .........................        2,002,022
                                                                    ------------
                                                                       6,379,122
                                                                    ------------

       HOTELS, RESTAURANTS & LEISURE - 3.6%
      87,000     Brinker International, Inc.+ .................        2,762,250
     279,000     Carnival Corporation** .......................        7,697,610
     153,165     Hilton Hotels Corporation ....................        2,040,158
      30,800     International Game Technology+ ...............        2,658,040
      35,500     Mandalay Resort Group ........................          937,910
     266,800     Royal Caribbean Cruises Ltd.** ...............        4,954,476
      22,700     Starwood Hotels & Resorts Worldwide Inc. .....          609,268
      20,200     Wendy's International, Inc. ..................          586,608
      77,970     Yum! Brands, Inc.+ ...........................        1,925,859
                                                                    ------------
                                                                      24,172,179
                                                                    ------------

       MEDIA - 14.7%

     848,815     AOL Time Warner Inc.+ ........................       11,611,789
     233,974     Cablevision Systems Corporation-New York
                   Group, Class A+ ............................        5,245,697
     190,000     Clear Channel Communications, Inc.+ ..........        7,430,900
     569,100     Comcast Corporation, Special Class A+** ......       17,107,146
      50,300     Cox Communications Inc., Class A+** ..........        1,664,930
      35,400     EchoStar Communications Corporation,
                   Class A+ ...................................        1,060,584
      41,200     Fox Entertainment Group, Inc., Class A+ ......        1,046,480
      21,700     Gannett Company, Inc. ........................        1,643,124
      10,700     Gray Television, Inc. ........................          118,235
      68,800     Hispanic Broadcasting Corporation+ ...........        1,764,720
     912,918     Liberty Media Corporation, Class A+ ..........       10,042,098
      56,400     McGraw-Hill Companies, Inc. ..................        3,293,196
      58,800     New York Times Company, Class A ..............        2,727,144
     180,500     News Corporation Ltd., Sponsored ADR .........        5,104,540
      67,950     Omnicom Group Inc. ...........................        4,206,105
      99,675     TMP Worldwide Inc.+ ..........................        1,671,550
      67,600     Univision Communications Inc., Class A+** ....        2,046,928
      69,120     USA Interactive, Inc.+ .......................        2,070,144
     456,520     Viacom Inc., Class B+ ........................       19,817,533
                                                                    ------------
                                                                      99,672,843
                                                                    ------------

       RETAILING - 3.7%

      70,775     Amazon.com Inc.+ .............................        2,029,119
      28,100     Bed Bath & Beyond Inc.+ ......................        1,110,231
      17,900     Best Buy Company, Inc.+ ......................          618,982
       8,400     eBay Inc.+ ...................................          779,268



      SHARES                                                           VALUE
      ------                                                           -----

     147,300     Gap, Inc. ....................................     $  2,449,599
      67,500     Gymboree Corporation+ ........................        1,127,925
      88,060     Kohl's Corporation+ ..........................        5,001,808
      53,350     Lowe's Companies, Inc. .......................        2,341,532
      49,200     Pier 1 Imports, Inc. .........................          913,152
      64,550     Staples, Inc.+ ...............................        1,229,032
     160,900     Target Corporation ...........................        5,380,496
      89,040     TJX Companies, Inc. ..........................        1,714,020
      17,300     Valuevision Media Inc., Class A+ .............          219,537
                                                                    ------------
                                                                      24,914,701
                                                                    ------------

                 Total Consumer Discretionary .................      158,147,433
                                                                    ------------

     CONSUMER STAPLES - 6.0%
       FOOD & STAPLES RETAILING - 1.2%

      78,300     Costco Wholesale Corporation+ ................        2,711,529
      14,600     Safeway, Inc.+ ...............................          242,652
      30,200     Sysco Corporation ............................          867,646
      66,000     Wal-Mart Stores Inc. .........................        3,717,120
      23,850     Walgreen Company .............................          736,011
                                                                    ------------
                                                                       8,274,958
                                                                    ------------

     FOOD, BEVERAGE & TOBACCO - 3.5%

      15,750     Altria Group, Inc. ...........................          484,470
     193,700     Anheuser-Busch Companies, Inc. ...............        9,661,756
      28,300     Coca-Cola Company ............................        1,143,320
      28,200     Dean Foods Company+ ..........................        1,227,546
      64,500     General Mills, Inc. ..........................        2,909,595
     186,500     PepsiCo Inc. .................................        8,071,720
       9,450     Wm. Wrigley Jr. Company ......................          535,909
                                                                    ------------
                                                                      24,034,316
                                                                    ------------

     HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
      21,650     Alberto-Culver Company, Class B** ............        1,066,912
      50,025     Avon Products, Inc. ..........................        2,909,954
      37,400     Estee Lauder Companies Inc., Class A .........        1,215,500
      54,500     Gillette Company .............................        1,659,525
      18,900     Procter & Gamble Company .....................        1,698,165
                                                                    ------------
                                                                       8,550,056
                                                                    ------------
                 Total Consumer Staples .......................       40,859,330
                                                                    ------------

     ENERGY - 5.6%

       9,700     Apache Corporation ...........................          555,325
     142,440     BJ Services Company+ .........................        5,200,484
      59,300     ConocoPhillips Company .......................        2,982,790
     132,890     Encana Corporation ...........................        4,354,635
     296,545     ExxonMobil Corporation .......................       10,438,384
      54,800     Halliburton Company ..........................        1,173,268
      59,864     Kinder Morgan Management, LLC+ ...............        2,052,725
      42,505     Murphy Oil Corporation .......................        1,770,333
      19,250     Nabors Industries Ltd.+ ......................          754,600
      62,200     Noble Drilling Corporation+ ..................        1,925,090
      35,255     Patterson-UTI Energy, Inc.+** ................        1,166,588

                       See Notes to Financial Statements.

GROWTH FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                           VALUE
     ------                                                           -----

 COMMON STOCKS (CONTINUED)
     ENERGY (CONTINUED)

      66,100     Rowan Companies, Inc. ........................     $  1,355,050
      34,775     Smith International Inc.+ ....................        1,236,599
      38,500     TotalFinaElf SA, Sponsored ADR ...............        2,529,450
      34,800     Varco International, Inc.+ ...................          612,132
                                                                    ------------
                 Total Energy .................................       38,107,453
                                                                    ------------

     FINANCIALS - 13.7%
       BANKS - 1.8%

      65,400     Bank of America Corporation ..................        4,842,870
     130,700     Bank One Corporation .........................        4,711,735
      48,772     Fifth Third Bancorp ..........................        2,403,972
                                                                    ------------
                                                                      11,958,577
                                                                    ------------

     DIVERSIFIED FINANCIALS - 8.3%

     165,755     American Express Company .....................        6,275,484
     246,300     Charles Schwab Corporation ...................        2,125,569
     407,704     Citigroup Inc. ...............................       16,002,382
     130,920     Fannie Mae ...................................        9,477,299
      69,800     Freddie Mac ..................................        4,041,420
      87,895     Goldman Sachs Group, Inc. ....................        6,671,231
      77,900     J.P. Morgan Chase & Company ..................        2,286,365
      59,500     Merrill Lynch & Company, Inc. ................        2,442,475
     136,500     Morgan Stanley Dean Witter & Company .........        6,108,375
       6,000     SLM Corporation ..............................          672,000
                                                                    ------------
                                                                      56,102,600
                                                                    ------------

       INSURANCE - 3.6%

      55,490     AFLAC Inc. ...................................        1,815,078
      95,060     Allstate Corporation .........................        3,592,317
     125,650     American International Group Inc. ............        7,281,417
       2,351     Berkshire Hathaway, Class B+ .................        5,482,532
      11,700     Everest Re Group Ltd. ........................          814,905
      11,500     Marsh & McLennan Companies, Inc. .............          548,320
      31,900     St. Paul Companies, Inc. .....................        1,095,446
      40,980     Willis Group Holdings Ltd. ...................        1,278,166
      34,755     XL Capital Ltd., Class A .....................        2,860,337
                                                                    ------------
                                                                      24,768,518
                                                                    ------------

                 Total Financials .............................       92,829,695
                                                                    ------------

     HEALTH CARE - 14.9%
       HEALTH CARE EQUIPMENT & SERVICES - 5.8%

      66,865     Anthem, Inc.+ ................................        4,589,614
      89,300     Applera Corporation-Applied Biosystems
                 Group ........................................        1,565,429
      18,500     Apria Healthcare Group Inc.+ .................          433,825
      40,700     Baxter International Inc. ....................          936,100
      21,500     Becton Dickinson & Company ...................          761,100
      15,900     Boston Scientific Corporation+ ...............          684,495
      36,100     Cardinal Health Inc. .........................        1,995,608
      85,300     Covance Inc.+ ................................        1,512,369


      SHARES                                                             VALUE
      ------                                                             -----

     106,190     Guidant Corporation+ .........................     $  4,140,348
      25,700     Lincare Holdings Inc.+ .......................          780,509
      38,845     McKesson Corporation .........................        1,077,560
     257,305     Medtronic Inc. ...............................       12,283,741
      22,900     Millipore Corporation+ .......................          782,035
      24,400     St. Jude Medical, Inc.+ ......................        1,280,024
      30,600     STERIS Corporation+ ..........................          694,620
      48,625     UnitedHealth Group Inc. ......................        4,479,821
      16,600     Varian Medical Systems, Inc.+ ................          894,076
       9,600     WellPoint Health Networks, Inc.+ .............          729,024
                                                                    ------------
                                                                      39,620,298
                                                                    ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 9.1%
      98,350     Abbott Laboratories ..........................        3,995,961
     151,950     Amgen, Inc.+ .................................        9,316,055
      18,400     Barr Laboratories, Inc.+ .....................        1,023,040
      16,915     Biovail Corporation+ .........................          611,477
      35,800     Celgene Corporation+ .........................          952,638
       9,855     Eli Lilly & Company ..........................          628,946
      75,745     Forest Laboratories, Inc.+ ...................        3,917,531
      76,700     Genentech, Inc.+ .............................        2,913,833
      67,950     Johnson & Johnson ............................        3,829,662
      66,550     Merck & Company, Inc. ........................        3,871,879
     110,900     Perrigo Company ..............................        1,703,424
     628,735     Pfizer Inc. ..................................       19,333,601
      88,500     Serono SA, ADR ...............................        1,201,830
      45,000     SICOR, Inc.+ .................................          806,850
     117,800     Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR ..............................        5,501,260
      42,000     Wyeth ........................................        1,828,260
                                                                    ------------
                                                                      61,436,247
                                                                    ------------
                 Total Health Care ............................      101,056,545
                                                                    ------------

     INDUSTRIALS - 4.7%
       CAPITAL GOODS - 3.0%

       5,100     3M Company ...................................          642,804
       4,900     Danaher Corporation ..........................          338,002
      27,500     Dover Corporation ............................          790,350
     179,475     General Electric Company .....................        5,285,539
     104,100     Honeywell International Inc. .................        2,456,760
      57,400     Ingersoll-Rand Company, Class A ..............        2,530,192
      48,985     Lockheed Martin Corporation ..................        2,451,699
      50,630     Northrop Grumman Corporation .................        4,452,908
     105,400     Tyco International Ltd. ......................        1,644,240
                                                                    ------------
                                                                      20,592,494
                                                                    ------------

       COMMERCIAL SERVICES & SUPPLIES - 0.5%
     152,500     Waste Management Inc. ........................        3,312,300
                                                                    ------------

                       See Notes to Financial Statements.

GROWTH FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                             VALUE
     ------                                                             -----

 COMMON STOCKS (CONTINUED)
     INDUSTRIALS (CONTINUED)

       TRANSPORTATION - 1.2%

      37,320     Canadian National Railway Company ............     $  1,814,872
       9,000     Expeditors International of
                 Washington, Inc. .............................          327,231
      79,900     FedEx Corporation ............................        4,784,412
      14,400     United Parcel Service Inc., Class B ..........          894,528
                                                                    ------------
                                                                       7,821,043
                                                                    ------------
                 Total Industrials ............................       31,725,837
                                                                    ------------

     INFORMATION TECHNOLOGY - 20.2%
       COMMUNICATIONS EQUIPMENT - 4.0%

      93,745     CIENA Corporation+ ...........................          456,538
     692,990     Cisco Systems Inc.+ ..........................       10,422,570
      14,050     Harris Corporation ...........................          401,268
     435,500     Lucent Technologies Inc.+ ....................          783,900
     800,728     Nokia Oyj, Sponsored ADR** ...................       13,268,063
      10,700     QUALCOMM Inc. ................................          341,223
      58,400     UTStarcom, Inc.+** ...........................        1,271,426
                                                                    ------------
                                                                      26,944,988
                                                                    ------------

       COMPUTERS & PERIPHERALS - 3.4%

     133,415     Apple Computer, Inc.+ ........................        1,894,493
     285,885     Dell Computer Corporation+ ...................        8,264,936
      84,125     EMC Corporation+ .............................          764,696
     117,150     International Business Machines
                   Corporation ................................        9,946,035
      31,100     Lexmark International, Inc.+ .................        2,317,261
                                                                    ------------
                                                                      23,187,421
                                                                    ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
     303,600     Sanmina-SCI Corporation+ .....................        1,457,280
     120,900     Vishay Intertechnology, Inc.+ ................        1,511,250
                                                                    ------------
                                                                       2,968,530
                                                                    ------------

       INTERNET SOFTWARE & SERVICES - 0.8%
      47,540     Symantec Corporation+ ........................        2,089,383
      47,100     WebEx Communications, Inc.+ ..................          485,130
     116,700     Yahoo! Inc.+** ...............................        2,891,826
                                                                    ------------
                                                                       5,466,339
                                                                    ------------

       IT SERVICES - 1.3%

      74,105     Accenture Ltd., Class A+ .....................        1,187,162
     191,450     First Data Corporation .......................        7,510,584
       4,300     Paychex, Inc. ................................          133,902
                                                                    ------------
                                                                       8,831,648
                                                                    ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
      46,300     Analog Devices, Inc.+ ........................        1,533,456
     158,070     Applied Materials, Inc.+ .....................        2,307,822
     162,100     Cypress Semiconductor Corporation+ ...........        1,413,512
     432,350     Intel Corporation ............................        7,955,240
      68,200     International Rectifier Corporation+ .........        1,542,684


       SHARES                                                           VALUE
       ------                                                           -----

      11,300     Linear Technology Corporation ................     $    389,511
      28,600     Marvell Technology Group Ltd.+ ...............          660,060
       6,400     Maxim Integrated Products Inc. ...............          251,456
      62,770     Microchip Technology Inc. ....................        1,304,988
     117,100     Micron Technology Inc.+** ....................          995,350
      82,900     National Semiconductor Corporation+ ..........        1,552,717
      19,880     Novellus System, Inc.+ .......................          557,435
     116,600     PMC-Sierra, Inc.+ ............................          961,950
     127,700     RF Micro Devices, Inc.+ ......................          606,575
     225,945     Texas Instruments Inc. .......................        4,177,723
                                                                    ------------
                                                                      26,210,479
                                                                    ------------

       SOFTWARE - 6.4%

      60,000     BEA Systems, Inc.+ ...........................          642,600
     125,400     Cadence Design Systems, Inc.+ ................        1,433,322
     186,480     Computer Associates International, Inc. ......        3,028,435
     111,840     Electronic Arts Inc.+** ......................        6,628,757
       6,975     Intuit Inc.+ .................................          270,490
   1,029,560     Microsoft Corporation ........................       26,325,849
      84,300     Oracle Corporation+ ..........................        1,001,484
      41,300     PeopleSoft Inc.+ .............................          620,739
      11,600     Reynolds and Reynolds Company, Class A .......          334,196
      85,300     SAP AG, Sponsored ADR ........................        2,176,003
      53,385     VERITAS Software Corporation+ ................        1,175,004
                                                                    ------------
                                                                      43,636,879
                                                                    ------------
                 Total Information Technology .................      137,246,284
                                                                    ------------

       MATERIALS - 1.4%

      43,700     Air Products & Chemicals, Inc. ...............        1,882,159
      65,900     International Flavors & Fragrances, Inc. .....        2,094,302
      65,400     International Paper Company ..................        2,338,050
      58,700     Praxair, Inc. ................................        3,409,296
                                                                    ------------
                 Total Materials ..............................        9,723,807
                                                                    ------------

       TELECOMMUNICATION SERVICES - 0.9%

     111,400     AT&T Corporation .............................        1,899,370
     149,800     AT&T Wireless Services, Inc.+ ................          967,708
       7,400     Mobile Telesystems OJSC,
                    Sponsored ADR+ ............................          355,200
      60,300     Telefonos de Mexico SA de CV, Class L,
                    Sponsored ADR .............................        1,821,663
      60,900     Vodafone Group PLC, Sponsored ADR ............        1,203,384
                                                                    ------------
                 Total Telecommunication Services .............        6,247,325
                                                                    ------------

       UTILITIES - 0.3%

     105,500     Duke Energy Corporation ......................        1,855,745
      11,600     Philadelphia Suburban Corporation ............          262,740
                                                                    ------------
                 Total Utilities ..............................        2,118,485
                                                                    ------------
                 Total Common Stocks
                   (Cost $642,729,185) ........................      618,062,194
                                                                    ------------


                       See Notes to Financial Statements.

GROWTH FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                           VALUE
     ------                                                           -----

 REAL ESTATE INVESTMENT TRUSTS - 0.2%
   (Cost $2,069,569)
     189,500     Host Marriott Corporation+  ..................    $   1,462,940
                                                                    ------------
 INVESTMENT COMPANY SECURITY - 0.3%
   (Cost $1,790,150)
      64,100     Nasdaq-100 Index Tracking Stock+** ...........        1,759,545
                                                                    ------------

 PREFERRED STOCK - 0.1%
   (Cost $597,930)
      26,700      News Corporation Ltd., Sponsored ADR ........          626,382
                                                                    ------------

    PRINCIPAL
     AMOUNT
    ---------

 COMMERCIAL PAPER - 1.5%
$  3,900,000      Prudential Funding LLC,
                    1.300% due 05/01/2003 .....................        3,900,000
   6,600,000      General Electric Capital Corporation,
                     1.370% due 05/01/2003 ....................        6,600,000
                                                                    ------------
              Total Commercial Paper
                (Cost $10,500,000) ............................       10,500,000
                                                                    ------------


 REPURCHASE AGREEMENT - 7.1%
   (Cost $48,483,000)
  48,483,000    Agreement with Goldman Sachs Group,
                  Inc., 1.080% dated 04/30/2003, to be
                  repurchased at $48,484,454 on
                  05/01/2003, collateralized by $45,949,060
                  U.S. Treasury Notes, having various
                  interest rates and maturities
                  (Market Value $49,473,198) ..................      48,483,000
                                                                    ------------

TOTAL INVESTMENTS (Cost $706,169,834*) .................. 100.2%    680,894,061
OTHER ASSETS AND LIABILITIES (NET) ......................  (0.2)     (1,568,526)
                                                          -----    ------------
NET ASSETS .............................................. 100.0%   $679,325,535
                                                          =====    ============



    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $26,098,278, representing 3.8% of the total net assets of the Fund (Collateral Value $27,318,741).

    + Non-income producing security.

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
--------------------------------------------------------------------------------
                                                                     NET
                                                    IN            UNREALIZED
 EXPIRATION        LOCAL            VALUE IN     EXCHANGE        APPRECIATION
    DATE         CURRENCY             U.S. $     FOR U.S. $      OF CONTRACTS
--------------------------------------------------------------------------------

07/31/2003    EUR   150,000          166,879      164,261        $    2,618
09/26/2003    EUR   350,000          388,687      379,732             8,955
                                                                 ----------
                                                                 $   11,573
                                                                 ----------
                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
--------------------------------------------------------------------------------
                                                                     NET
                                                                  UNREALIZED
                                                    IN            APPRECIATION/
EXPIRATION         LOCAL            VALUE IN     EXCHANGE        (DEPRECIATION)
    DATE         CURRENCY             U.S. $      FOR U.S. $     OF CONTRACTS
--------------------------------------------------------------------------------
05/09/2003    KRW    110,000,000      90,460        92,718       $   2,258
05/27/2003    KRW  1,671,000,000   1,372,049     1,380,370           8,321
07/31/2003    EUR        500,000     556,263       535,800         (20,463)
09/26/2003    EUR      1,525,000   1,693,565     1,619,527         (74,038)
10/17/2003    EUR        315,000     349,598       335,475         (14,123)
                                                                 ---------
                                                                 $ (98,045)
                                                                 ---------
Net Unrealized Depreciation of Forward Foreign
   Currency Contracts ...................................        $ (86,472)
                                                                 =========



--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    ADR       --  American Depository Receipt
    EUR       --  EURO
    KRW       --  South Korean Won
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
SMALL CAP STOCK FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----

 COMMON STOCKS - 98.6%
     CONSUMER DISCRETIONARY - 16.3%

       CONSUMER DURABLES & APPAREL - 2.3%

    312,000     Cutter & Buck Inc.+ ............................     $ 1,075,776
     75,255     K2 Inc.+ .......................................         717,180
    118,200     Quiksilver, Inc.+ ..............................       3,853,320
                                                                     -----------
                                                                       5,646,276
                                                                     -----------

       HOTELS, RESTAURANTS & LEISURE - 3.4%
    656,200     Intrawest Corporation ..........................       7,651,292
    198,640     WestCoast Hospitality Corporation+ .............         744,900
                                                                     -----------
                                                                       8,396,192
                                                                     -----------

       MEDIA - 3.4%

    186,500     Getty Images, Inc.+ ............................       6,313,025
  2,736,800     Sirius Satellite Radio Inc.+ ...................       2,025,232
                                                                     -----------
                                                                       8,338,257
                                                                     -----------

       RETAILING - 7.2%

    228,800     AnnTaylor Stores Corporation+ ..................       5,413,408
    495,300     Building Materials Holding Corporation .........       6,146,673
    376,000     West Marine, Inc.+ .............................       6,143,840
                                                                     -----------
                                                                      17,703,921
                                                                     -----------
                Total Consumer Discretionary ...................      40,084,646
                                                                     -----------

     CONSUMER STAPLES - 2.0%
       FOOD & STAPLES RETAILING - 2.0%

    152,100     United Natural Foods, Inc.+ ....................       4,439,799
     10,100     Whole Foods Market, Inc.+ ......................         599,536
                                                                     -----------
                Total Consumer Staples .........................       5,039,335
                                                                     -----------

      ENERGY - 2.7%

    133,562     Hanover Compressor Company+ ....................       1,123,257
    335,000     Headwaters Inc.+ ...............................       5,494,000
                                                                     -----------
                Total Energy ...................................       6,617,257
                                                                     -----------

     FINANCIALS - 6.9%
       DIVERSIFIED FINANCIALS - 6.9%

    382,017     American Capital Strategies Ltd.** .............       9,267,732
    132,000     First Albany Companies Inc. ....................       1,223,640
    292,200     Investors Financial Services Corporation** .....       6,372,882
                                                                     -----------
                Total Financials ...............................      16,864,254
                                                                     -----------

     HEALTH CARE - 22.9%
       HEALTH CARE EQUIPMENT & SERVICES - 3.7%

     62,300     Accredo Heath, Inc.+ ...........................         920,171
    464,800     SonoSite, Inc.+ ................................       7,529,760
     92,500     Therasense, Inc.+ ..............................         731,675
                                                                     -----------
                                                                       9,181,606
                                                                     -----------

     PHARMACEUTICALS & BIOTECHNOLOGY - 19.2%
    309,100     Antigenics Inc.+** .............................       3,041,544
    846,000     Corixa Corporation+ ............................       6,065,820
  1,434,600     Dendreon Corporation+ ..........................       6,828,696
    366,100     DUSA Pharmaceuticals, Inc.+ ....................         798,098



     SHARES                                                             VALUE
     ------                                                             -----

    953,100     Emisphere Technologies, Inc.+ ..................     $ 2,887,893
    281,000     Incyte Corporation+ ............................         969,450
    148,600     Medicis Pharmaceutical Corporation,
                  Class A+ .....................................       8,565,304
    261,400     Myriad Genetics, Inc.+ .........................       3,115,888
    380,000     Neose Technologies, Inc.+ ......................       3,024,800
  1,116,900     Pain Therapeutics, Inc.+ .......................       3,596,418
    681,400     Pharmacyclics, Inc.+ ...........................       2,412,156
    505,800     Zymogenetics, Inc.+** ..........................       5,715,540
                                                                     -----------
                                                                      47,021,607
                                                                     -----------

                Total Health Care ..............................      56,203,213
                                                                     -----------

     INDUSTRIALS - 7.9%
       CAPITAL GOODS - 0.1%

     23,720     Electro Scientific Industries, Inc.+ ...........         318,560
                                                                     -----------

       COMMERCIAL SERVICES & SUPPLIES - 6.4%
    800,200     Digimarc Corporation+ ..........................      10,275,368
  2,330,200     Edison Schools Inc.+ ...........................       2,493,314
    562,395     First Consulting Group, Inc.+ ..................       2,828,847
                                                                     -----------
                                                                      15,597,529
                                                                     -----------

       TRANSPORTATION - 1.4%

     93,500     Expeditors International of
                  Washington, Inc. .............................       3,399,566
                                                                     -----------
                Total Industrials ..............................      19,315,655
                                                                     -----------

     INFORMATION TECHNOLOGY - 38.3% ++
       COMPUTERS & PERIPHERALS - 2.6%
    297,500     Advanced Digital Information Corporation+ ......       2,385,950
     70,200     Avid Technology, Inc.+ .........................       1,928,394
    202,900     Pinnacle Systems, Inc.+ ........................       1,917,405
                                                                     -----------
                                                                       6,231,749
                                                                     -----------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
    239,700     Microvision, Inc.+ .............................       1,018,725
                                                                     -----------

       INTERNET SOFTWARE & SERVICES - 6.3%
  2,442,225     Click2learn, Inc.+** ...........................       3,467,960
  3,623,700     Corillian Corporation+ .........................       3,659,937
  1,238,400     Interwoven, Inc.+ ..............................       2,340,576
  5,184,800     Intraware, Inc.+ ...............................       5,236,648
    966,500     Primus Knowledge Solutions, Inc.+ ..............         724,875
                                                                     -----------
                                                                      15,429,996
                                                                     -----------

       IT SERVICES - 4.2%

     70,100     Cognizant Technology Solutions
                  Corporation+ .................................       1,258,996
  2,915,300     Lionbridge Technologies, Inc.+ .................       8,979,124
                                                                     -----------
                                                                      10,238,120
                                                                     -----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.4%
    283,350     Credence Systems Corporation+ ..................       2,011,785
    389,600     FEI Company+ ...................................       7,125,784
    946,800     Pixelworks, Inc.+ ..............................       7,053,660
    135,300     Rudolph Technologies, Inc.+ ....................       2,044,383
                                                                     -----------
                                                                      18,235,612
                                                                     -----------

                       See Notes to Financial Statements.

SMALL CAP STOCK FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                             VALUE
     ------                                                             -----

 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)

       SOFTWARE - 17.4%

  2,936,500     BSQUARE Corporation+............................     $ 2,231,740
    404,800     Business Objects SA, Sponsored ADR+ ............       8,796,304
    417,100     E.piphany, Inc.+ ...............................       1,856,095
  1,180,500     Informatica Corporation+  ......................       7,708,665
    314,650     Made2Manage Systems, Inc.+  ....................       1,117,007
    707,489     NetIQ Corporation+ .............................       9,749,198
  1,217,300     Nuance Communications Inc.+  ...................       4,443,145
  3,605,400     ONYX Software Corporation+  ....................       2,163,240
    626,300     PDF Solutions, Inc.+ ...........................       4,634,620
                                                                     -----------
                                                                      42,700,014
                                                                     -----------
              Total Information Technology .....................      93,854,216
                                                                     -----------

     TELECOMMUNICATION SERVICES - 1.6%

     91,985     Gilat Satellite Networks Ltd.+ .................         315,508
  1,925,280     Latitude Communications, Inc.+ .................       3,504,010
                                                                     -----------
                Total Telecommunication Services ...............       3,819,518
                                                                     -----------
                Total Common Stocks
                  (Cost $399,923,931)...........................     241,798,094
                                                                     -----------


    PRINCIPAL
      AMOUNT                                                            VALUE
    ---------                                                           -----

     REPURCHASE AGREEMENT - 1.4%
       (Cost $3,549,000)

$ 3,549,000     Agreement with Goldman Sachs Group,
                  Inc., 1.080% dated 04/30/2003, to be
                  repurchased at $3,549,106 on 05/01/2003,
                  collateralized by $3,363,513 U.S.
                  Treasury Notes, having various interest
                  rates and maturities
                  (Market Value $3,621,483) ....................   $  3,549,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $403,472,931*)..................  100.0%    245,347,094
OTHER ASSETS AND LIABILITIES (NET) .....................    0.0         (96,674)
                                                                   ------------
NET ASSETS .............................................  100.0%   $245,250,420
                                                                   ============

--------------------
    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $10,761,259 representing 4.4% of the total net assets of the Fund (Collateral Value $12,313,883).

    + Non-income producing security.

   ++ Investments in the Information Technology sector as of April 30, 2003 are
      38.3% of the total net assets of the Fund.


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    ADR       --  American Depository Receipt
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
INTERNATIONAL GROWTH FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                             VALUE
     ------                                                             -----

 COMMON STOCKS - 94.3%
     UNITED KINGDOM - 19.0%

   111,000     ARM Holdings PLC+ ................................     $  113,541
    62,900     AstraZeneca PLC ..................................      2,491,506
   126,200     AstraZeneca PLC (F) ..............................      4,951,748
   696,969     BAE SYSTEMS PLC ..................................      1,414,702
   162,600     Barclays PLC .....................................      1,123,319
   383,000     BG Group PLC .....................................      1,531,865
   412,884     BHP Billiton PLC .................................      2,111,669
    50,900     BOC Group PLC ....................................        641,863
   105,900     Brambles Industries Ltd., PLC ....................        314,816
   210,200     Centrica PLC .....................................        558,524
    59,500     Compass Group PLC ................................        273,878
    21,400     GlaxoSmithKline PLC ..............................        428,903
   109,500     HBOS PLC .........................................      1,282,820
   143,200     HSBC Holdings PLC** ..............................      1,568,911
   141,300     Marks & Spencer Group PLC ........................        658,307
   731,000     mmO2 PLC+ ........................................        651,343
   198,500     National Grid Group PLC ..........................      1,303,917
   211,700     Pearson PLC ......................................      1,764,505
   188,600     Prudential PLC ...................................      1,154,485
    24,700     Reckitt Benckiser PLC ............................        435,629
   256,400     Reuters Group PLC ................................        553,222
   145,100     Royal Bank of Scotland Group PLC .................      3,805,605
   199,840     Smiths Group PLC .................................      2,136,762
   145,800     Standard Chartered PLC ...........................      1,626,525
   106,400     Unilever PLC .....................................      1,045,838
 4,818,919     Vodafone Group PLC ...............................      9,511,835
    31,000     Xstrata PLC ......................................        275,724
                                                                     -----------
                                                                      43,731,762
                                                                     -----------

     JAPAN - 15.0% +++
     4,950     ACOM Company Ltd.++** ............................        139,045
    20,710     Advantest Corporation ............................        694,617
    93,000     AEON Company Ltd. ................................      2,113,282
    10,165     Aiful Corporation ................................        381,848
    25,000     Canon Inc. .......................................      1,010,397
    67,087     Chugai Pharmaceutical Company Ltd. ...............        703,159
     6,000     DAI NIPPON PRINTING Company Ltd. .................         58,259
   151,000     Daiwa Securities Group Inc. ......................        593,820
    14,800     Hirose Electric Company Ltd. .....................      1,058,561
   109,000     Hitachi Ltd. .....................................        363,760
    16,500     Hoya Corporation .................................        975,390
   155,000     Japan Airlines System Corporation+ ...............        275,532
       185     Japan Telecom Company Ltd. .......................        505,702
    39,300     Kansai Electric Power Company, Inc. ..............        657,417
     3,421     Keyence Corporation ..............................        549,896
   139,000     Mitsubishi Estate Company Ltd. ...................        813,533
   457,000     Mitsubishi Heavy Industries Ltd. .................      1,015,470
   264,000     Mitsubishi Motors Corporation+** .................        562,267
   158,000     Mitsui Fudosan Company Ltd. ......................        850,545
   104,000     Mitsui Sumitomo Insurance Company Ltd. ...........        488,345
    13,900     Murata Manufacturing Company Ltd. ................        495,346
   228,000     NEC Corporation+ .................................        713,097
   279,000     Nikko Cordial Corporation ........................        748,617


    SHARES                                                              VALUE
    ------                                                              -----

     3,100     Nintendo Company Ltd. ............................     $  242,261
   311,000     Nissan Motor Company Ltd. ........................      2,386,089
    19,700     Nitto Denko Corporation ..........................        566,586
    86,000     Nomura Securities Company Ltd.** .................        851,635
       445     NTT DoCoMo Inc. ..................................        917,910
    22,800     ORIX Corporation .................................      1,041,925
    15,100     Rohm Company Ltd. ................................      1,556,088
    55,000     Sankyo Company Ltd. ..............................        796,914
   124,000     Sekisui House Ltd. ...............................        910,817
     6,700     Shimamura Company Ltd. ...........................        370,787
    11,800     Shin-Etsu Chemical Company Ltd. ..................        353,228
   105,000     Shionogi & Company Ltd. ..........................      1,246,688
    46,690     Sony Corporation .................................      1,135,343
   147,000     Suzuki Motor Corporation** .......................      1,740,433
    22,200     TDK Corporation ..................................        770,652
    55,600     Tokyo Electron Ltd. ..............................      2,083,951
   168,000     Tokyu Corporation** ..............................        455,006
   216,000     Toray Industries Inc. ............................        521,617
    16,000     Tostem Corporation ...............................        170,652
        11     Yahoo Japan Corporation+** .......................        123,596
    35,000     Yamato Transport Company Ltd. ....................        391,498
                                                                     -----------
                                                                      34,401,581
                                                                     -----------

       FRANCE - 11.7%

    12,900     Accor SA .........................................        425,134
    78,000     BNP Paribas SA ...................................      3,661,308
    87,300     Bouygues SA++** ..................................      2,135,635
    10,500     Carrefour SA .....................................        456,659
    17,800     Essilor International SA .........................        728,853
    28,500     France Telecom SA+ ...............................        658,396
    25,400     France Telecom SA-New+ ...........................        584,230
    10,700     Groupe Danone ....................................      1,514,173
    10,262     L'Air Liquide SA .................................      1,554,119
    12,600     L'Oreal SA .......................................        900,662
    43,300     Renault SA .......................................      1,872,544
   114,300     Sanofi-Synthelabo SA .............................      6,818,146
    35,900     Schneider Electric SA ............................      1,699,564
     3,300     Societe Television Francaise 1 ...................         92,698
    14,600     STMicroelectronics NV ............................        300,614
    65,800     STMicroelectronics NV (F) ........................      1,360,001
   138,400     Vivendi Universal SA+ ............................      2,255,077
                                                                     -----------
                                                                      27,017,813
                                                                     -----------

       NETHERLANDS - 9.4%

   154,158     ABN AMRO Holding NV ..............................      2,604,740
   301,893     AEGON NV .........................................      3,069,331
    10,700     ASML Holding NV+ .................................         92,427
    46,400     ASML Holding NV (F)+ .............................        408,784
     8,000     Hagemeyer NV .....................................         38,748
    42,000     Heineken Holding NV, Class A .....................      1,218,226
    60,025     Heineken NV ......................................      2,228,729
    87,500     ING Groep NV .....................................      1,420,834
   338,800     Koninklijke (Royal) KPN NV+ ......................      2,253,523
    42,800     Koninklijke (Royal) Philips Electronics NV .......        796,254

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                             VALUE
     ------                                                             -----

 COMMON STOCKS (CONTINUED)
     NETHERLANDS (CONTINUED)

      4,600     Koninklijke (Royal) Philips Electronics
                  NV (F) .......................................     $    85,928
    19,900      Koninklijke Numico NV+ .........................         185,666
   128,900      Royal Dutch Petroleum Company ..................       5,272,290
     9,300      Royal Dutch Petroleum Company (F) ..............         380,184
    15,000      Unilever NV ....................................         944,991
    22,768      VNU NV .........................................         660,649
                                                                     -----------
                                                                      21,661,304
                                                                     -----------

     SWITZERLAND - 9.4%

   130,282      Compagnie Financiere Richemont AG,
                  A Units ......................................       1,925,998
    69,243      Credit Suisse Group** ..........................       1,654,162
    10,686      Holcim Ltd., Class B ...........................       2,005,212
    13,613      Nestle SA** ....................................       2,775,275
    97,027      Novartis AG ....................................       3,827,396
    15,800      Roche Holding AG ...............................       1,005,368
    57,025      Swiss Reinsurance Company** ....................       3,725,255
     9,371      Swisscom AG** ..................................       2,898,511
       706      Synthes-Stratec, Inc. ..........................         445,069
    27,956      UBS AG .........................................       1,326,419
                                                                     -----------
                                                                      21,588,665
                                                                     -----------

     GERMANY - 4.5%

     6,600      Aixtron AG** ...................................          22,318
    11,400      Allianz AG+** ..................................         805,979
    18,900      Bayerische Motoren Werke (BMW) AG** ............         630,042
    26,300      DaimlerChrysler AG .............................         848,254
     9,300      Deutsche Bank AG** .............................         480,963
   122,200      Deutsche Telekom AG+ ...........................       1,633,806
    13,600      Epcos AG+** ....................................         210,062
    24,500      Metro AG** .....................................         680,555
    10,100      Muenchener Rueckversicherungs-
                  Gesellschaft AG** ............................       1,008,827
     7,600      SAP AG .........................................         778,626
     5,200      SAP AG, Sponsored ADR ..........................         132,652
    55,800      Siemens AG .....................................       2,781,778
    39,500      ThyssenKrupp AG** ..............................         404,680
                                                                     -----------
                                                                      10,418,542
                                                                     -----------

     CANADA - 3.5%

    84,100      Abitibi-Consolidated Inc. ......................         589,157
    14,300      Alcan Inc. .....................................         418,653
    91,400      BCE Inc.** .....................................       1,806,211
   377,100      Bombardier Inc., Class B+ ......................         912,127
    44,800      Suncor Energy Inc. .............................         736,674
    66,100      TELUS Corporation ..............................         889,258
    90,800      Thomson Corporation ............................       2,682,986
                                                                     -----------
                                                                       8,035,066
                                                                     -----------

   SHARES                                                                VALUE
   ------                                                                -----

     HONG KONG - 2.8% +++
   161,000      Cheung Kong Holdings Ltd. ......................      $  889,739
   692,000      Hang Lung Properties Ltd.** ....................         598,921
   122,200      Hang Seng Bank Ltd. ............................       1,210,400
   329,000      Hongkong Land Holdings Ltd. ....................         368,480
   152,200      Hutchison Whampoa Ltd. .........................         846,962
   736,000      Johnson Electric Holdings Ltd. .................         792,714
   698,000      Li & Fung Ltd. .................................         783,110
   458,000      Shangri-La Asia Ltd.++ .........................         289,222
    72,000      Sung Hung Kai Properties Ltd. ..................         337,888
   103,300      Swire Pacific Ltd., Class A ....................         409,278
                                                                     -----------
                                                                       6,526,714
                                                                     -----------

     AUSTRALIA - 2.8% +++
   100,000      Alumina Ltd. ...................................         272,740
    92,400      Australia & New Zealand Banking
                  Group Ltd. ...................................       1,077,987
    25,740      BHP Billiton Ltd. ..............................         145,559
    97,100      Brambles Industries Ltd. .......................         312,816
   386,802      Foster's Brewing Group Ltd. ....................       1,084,001
    37,000      National Australia Bank Ltd. ...................         752,225
    71,932      News Corporation Ltd. ..........................         512,067
    96,091      QBE Insurance Group Ltd.++** ...................         513,338
   100,000      WMC Resources Ltd.+ ............................         250,221
   173,700      Woolworths Ltd. ................................       1,403,864
                                                                     -----------
                                                                       6,324,818
                                                                     -----------

     SPAIN - 2.7%

    16,600      Altadis SA .....................................         427,764
   235,400      Banco Bilbao Vizcaya Argentaria SA .............       2,369,656
    85,300      Industria de Diseno Textil SA (Inditex) ........       1,700,211
    44,800      Repsol YPF SA ..................................         652,471
    86,092      Telefonica SA+ .................................         952,158
                                                                     -----------
                                                                       6,102,260
                                                                     -----------

     SINGAPORE - 2.2% +++
   114,000      DBS Group Holdings Ltd. ........................         558,575
   135,000      DBS Group Holdings Ltd., ADR++ .................         661,473
   105,000      Singapore Airlines Ltd. ........................         558,828
    64,000      Singapore Press Holdings Ltd. ..................         594,732
   618,000      Singapore Technologies Engineering Ltd. ........         556,885
 2,699,880      Singapore Telecommunications Ltd. (F)++ ........       2,213,902
                                                                     -----------
                                                                       5,144,395
                                                                     -----------

     FINLAND - 1.9%

   203,300      Nokia Oyj ......................................       3,439,608
    61,400      UPM-Kymmene Oyj ................................         897,660
                                                                     -----------
                                                                       4,337,268
                                                                     -----------

     ITALY - 1.5%

    17,600      Assicurazioni Generali SpA .....................         404,428
   212,450      Eni SpA ........................................       3,027,750
                                                                     -----------
                                                                       3,432,178
                                                                     -----------

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

APRIL 30, 2003 (UNAUDITED)

     SHARES                                                             VALUE
     ------                                                             -----

 COMMON STOCKS (CONTINUED)
     SWEDEN - 1.4%
   100,600      Assa Abloy AB, B Shares** ......................      $  959,310
    99,000      ForeningsSparbanken AB** .......................       1,343,459
    17,000      Sandvik AB .....................................         432,294
    31,500      Svenska Handlesbanken AB, A Shares** ...........         500,634
     2,503      Telefonaktiebolaget LM Ericsson,
                  Sponsored ADR+** .............................          22,677
                                                                     -----------
                                                                       3,258,374
                                                                     -----------

     SOUTH KOREA - 1.4% +++
    35,270      Hyundai Motor Company Ltd., GDR++** ............         416,186
     8,976      Samsung Electronics Company Ltd. ...............       2,253,235
     4,130      Samsung Electronics Company Ltd., GDR ..........         516,250
                                                                     -----------
                                                                       3,185,671
                                                                     -----------

     MEXICO - 1.3%

   47,600      America Movil SA de C.V., Series L, ADR ..........        798,252
   75,300      Telefonos de Mexico SA de CV, Class L,
                 Sponsored ADR ..................................      2,274,813
                                                                     -----------
                                                                       3,073,065
                                                                     -----------

     NORWAY - 1.1%

   27,100      Norsk Hydro ASA** ................................      1,146,308
   19,700      Norske Skogindustrier ASA** ......................        270,258
  152,300      Statoil ASA** ....................................      1,207,906
                                                                     -----------
                                                                       2,624,472
                                                                     -----------

     IRELAND - 0.6%

   88,260      CRH PLC ..........................................      1,354,375

     BRAZIL - 0.6%

   25,197      Companhia Vale do Rio Doce, ADR+ .................        704,508
   24,000      Companhia Vale do Rio Doce,
                 Sponsored ADR...................................        633,600
                                                                     -----------
                                                                       1,338,108
                                                                     -----------

     TAIWAN - 0.4% +++
  117,244      Taiwan Semiconductor Manufacturing
                 Company Ltd., Sponsored ADR+ ...................        981,332
                                                                     -----------

     DENMARK - 0.3%

   19,500      Novo Nordisk A/S, Class B ........................        706,413
                                                                     -----------

     CHINA - 0.2% +++
  229,500      China Mobile (Hong Kong) Ltd. ....................        460,529
                                                                     -----------

     PORTUGAL - 0.2%

   61,000      Portugal Telecom SGPS SA** .......................        436,375
                                                                     -----------

     NEW ZEALAND - 0.2% +++
  140,563      Telecom Corporation of New Zealand Ltd. ..........        376,608
                                                                     -----------
    BELGIUM - 0.2%

   63,600      SES GLOBAL, FDR  .................................        372,639
                                                                     -----------

               Total Common Stocks
                 (Cost $244,792,990).............................    216,890,327
                                                                     -----------


     SHARES                                                             VALUE
     ------                                                             -----

 CONVERTIBLE PREFERRED STOCK - 0.3%
   (Cost $718,821)
     JAPAN - 0.3% +++
 99,000,000   Sumitomo Mitsui Finance (F), Conv. Pfd.,
                2.250% due 07/11/2005++ .........................    $   569,669
                                                                     -----------

 PREFERRED STOCK - 0.2%
   (Cost $218,392)
     SOUTH KOREA - 0.2% +++
      3,360   Samsung Electronics Company Ltd. ..................        412,050
                                                                     -----------

      PRINCIPAL
       AMOUNT
      ---------
 CONVERTIBLE BOND - 0.1%
   (Cost $252,931)

     SWITZERLAND - 0.1%

$   376,000   Credit Suisse Group Financial,
                Conv. Jr. Bond,
                6.000% due 12/23/2005............................        290,124
                                                                     -----------

     SHARES
     ------
 RIGHTS - 0.0% ***
     GERMANY - 0.0% ***
      5,600   Allianz AG-Rights+ ................................         46,248
                                                                     -----------

     SPAIN - 0.0% ***
      1,563   Telefonica SA-Bonus Rights+ .......................         17,286
                                                                     -----------

              Total Rights
                (Cost $13,677)...................................         63,534
                                                                     -----------

    PRINCIPAL
     AMOUNT
    -------

 REPURCHASE AGREEMENT - 5.2%
   (Cost $12,040,000)

$12,040,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003, to be
                repurchased at $12,040,361 on
                05/01/2003, collateralized by $11,410,735
                U.S. Treasury Notes, having various
                interest rates and maturities
                (Market Value $12,285,900).......................    12,040,000
                                                                    ------------

TOTAL INVESTMENTS (Cost $258,036,811*) .............    100.1%      230,265,704
                                                                    ------------
OTHER ASSETS AND LIABILITIES (NET)..................     (0.1)         (258,498)
                                                        ------      ------------
NET ASSETS .........................................    100.0%      $230,007,206
                                                        ======      ============


    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $25,543,724 representing 11.0% of the total net assets of the Fund (Collateral Value $28,528,780).

  *** Amount represents less than 0.1% of total net assets.

    + Non-income producing security.

   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933.

  +++ Investments in the areas of the Pacific Rim as of April 30, 2003 are 25.5% of the total net assets of the Fund.

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

APRIL 30, 2003 (UNAUDITED)

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                              CONTRACTS TO RECEIVE
                    ------------------------------------------
                                                                     NET
                                                                  UNREALIZED
                                                       IN        APPRECIATION/
 EXPIRATION               LOCAL       VALUE IN       EXCHANGE   (DEPRECIATION)
    DATE                CURRENCY        U.S. $      FOR U.S. $    OF CONTRACTS
-----------         -----------------  -----------  ------------ ---------------
05/01/2003           AUD      178,555     111,695      110,352    $      1,343
05/01/2003           JPY   61,482,814     515,536      510,973           4,563
05/02/2003           CAD       17,663      12,312       12,274              38
05/02/2003           EUR       20,494      22,872       22,499             373
05/02/2003           JPY   23,648,681     198,295      196,418           1,877
05/05/2003           EUR       49,444      55,180       54,627             553
05/06/2003           EUR       16,907      18,868       18,886             (18)
05/06/2003           JPY    2,535,487      21,260       21,333             (73)
05/21/2003           EUR    1,101,020   1,227,848    1,183,916          43,932
05/27/2003           EUR    2,858,518   3,187,048    3,067,782         119,266
05/27/2003           JPY  363,317,682   3,049,424    3,067,783         (18,359)
06/04/2003           EUR      965,282   1,075,920    1,059,002          16,918
06/09/2003           EUR      886,179     987,587      870,683         116,904
06/27/2003           JPY  113,589,360     955,137      947,288           7,849
07/14/2003           CAD    1,886,698   1,309,343    1,290,140          19,203
07/17/2003           CAD    2,514,544   1,744,733    1,715,616          29,117
09/12/2003           EUR      278,774     309,718      304,465           5,253
09/30/2003           EUR    3,874,943   4,302,738    4,102,405         200,333
10/16/2003           EUR    1,287,154   1,428,570    1,350,237          78,333
                                                                  ------------
                                                                  $    627,405
                                                                  ------------


                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                              CONTRACTS TO DELIVER
                   -------------------------------------------
                                                                     NET
                                                                  UNREALIZED
                                                       IN        APPRECIATION/
 EXPIRATION               LOCAL       VALUE IN       EXCHANGE   (DEPRECIATION)
    DATE                CURRENCY        U.S. $      FOR U.S. $    OF CONTRACTS
------------        ----------------- ------------ -----------  ----------------
05/05/2003           HKD      162,976      20,897       20,897    $          0
05/21/2003           CAD    1,792,021   1,247,597    1,183,923         (63,674)
05/27/2003           EUR    2,858,518   3,187,047    3,063,136        (123,911)
05/27/2003           JPY  363,317,682   3,049,424    3,067,783          18,359
06/04/2003           MXN   11,692,175   1,130,216    1,059,002         (71,214)
06/09/2003           JPY  109,044,345     915,903      870,683         (45,220)
06/27/2003           JPY  113,589,360     955,137      948,000          (7,137)
07/14/2003           CHF    1,781,232   1,316,116    1,290,140         (25,976)
07/17/2003           JPY  204,784,470   1,722,528    1,715,616          (6,912)
09/12/2003           JPY   35,499,060     299,053      304,465           5,412
09/30/2003           JPY  490,955,335   4,138,264    4,102,405         (35,859)
10/16/2003           HKD   10,519,396   1,347,059    1,350,231           3,172
                                                                  ------------
                                                                  $   (352,960)
                                                                  ------------
Net Unrealized Appreciation of Forward
   Foreign Currency Contracts ................................    $    274,445
                                                                  ============


AS OF APRIL 30, 2003, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                          % OF
        SECTOR DIVERSIFICATION         NET ASSETS         VALUE
        ----------------------         ----------        ------
COMMON STOCKS:

Telecommunication Services ..........       13.9%    $31,958,997
Banks ...............................       12.0      27,609,181
Pharmaceuticals & Biotechnology .....       10.0      22,976,241
Materials ...........................        6.1      14,142,081
Energy ..............................        6.1      13,955,448
Capital Goods........................        5.9      13,587,316
Food, Beverage & Tobacc..............        5.0      11,424,663
Insurance............................        4.9      11,169,988
Semiconductors & Semiconductor Equipment     4.5      10,383,158
Media................................        4.1       9,488,575
Automobiles & Components.............        3.7       8,455,815
Retailing ...........................        2.7       6,306,252
Diversified Financials ..............        2.4       5,587,002
Consumer Durables & Apparel .........        2.2       5,096,601
Electronic Equipment & Instruments ..        1.9       4,423,667
Real Estate Investment Trusts .......        1.7       3,859,106
Communications Equipment ............        1.5       3,462,285
Utilities ...........................        1.1       2,519,858
Other ...............................        4.6      10,484,093
                                           -----    ------------
TOTAL COMMON STOCKS .................       94.3     216,890,327
CONVERTIBLE PREFERRED STOCKS ........        0.3         569,669
PREFERRED STOCKS ....................        0.2         412,050
CONVERTIBLE BONDS ...................        0.1         290,124
RIGHTS ..............................        0.0***       63,534
REPURCHASE AGREEMENT ................        5.2      12,040,000
                                           -----    ------------
TOTAL INVESTMENTS ...................      100.1     230,265,704
OTHER ASSETS AND LIABILITIES (NET)...       (0.1)       (258,498)
                                           -----    ------------
NET ASSETS ..........................      100.0%   $230,007,206
                                           =====    ============


---------------------
  *** Amount represents less than 0.1% of total net assets.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    ADR        -- American Depository Receipt
    AUD        -- Australian Dollar
    CAD        -- Canadian Dollar
    CHF        -- Swiss Franc
    EUR        -- EURO
    (F)        -- Foreign Shares
    FDR        -- Fiduciary Depository Receipt
    GDR        -- Global Depository Receipt
    HKD        -- Hong Kong Dollar
    JPY        -- Japanese Yen
    MXN        -- Mexican Peso
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
SHORT TERM INCOME FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                           VALUE
  ---------                                                         -----

 CORPORATE BONDS AND NOTES - 52.8%
     REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 8.4%

$ 4,000,000     Duke-Weeks Realty Corporation, Note,
                 7.375% due 08/01/2007 .........................     $ 4,513,657
  3,500,000     Health Care Property Investors Inc.,
                 Note,
                 6.875% due 06/08/2005 .........................       3,745,983
  3,000,000     Nationwide Health Properties Inc., Note,
                 9.750% due 03/20/2008 .........................       3,531,900
  2,750,000     Shurgard Storage Centers Inc., Note,
                 7.500% due 04/25/2004*** ......................       2,873,984
  1,500,000     Sun Communities Inc., Sr. Note,
                 7.625% due 05/01/2003 .........................       1,500,000
                                                                     -----------
                                                                      16,165,524
                                                                     -----------

     FINANCIAL SERVICES - 8.4%
                CIT Group Inc., Sr. Note:
  1,500,000      7.375% due 04/02/2007** .......................       1,681,522
  2,000,000      7.625% due 08/16/2005 .........................       2,188,954
  2,500,000     Goldman Sachs Group, Inc., Note,
                 4.125% due 01/15/2008** .......................       2,582,882
                Household Finance Corporation, Note:
  3,500,000      5.750% due 01/30/2007** .......................       3,806,422
  1,500,000      7.875% due 03/01/2007 .........................       1,740,771
  3,500,000     Rollins Truck Leasing Corporation, Deb.,
                 8.375% due 02/15/2007*** ......................       4,093,366
                                                                     -----------
                                                                      16,093,917
                                                                     -----------

     BANKS - 5.8%

  3,000,000     J.P. Morgan Chase & Company, Note,
                 5.350% due 03/01/2007** .......................       3,257,658
  3,500,000     MBNA America Bank N.A., Note,
                 6.500% due 06/20/2006 .........................       3,818,787
  1,000,000     Northern Trust Company, Sub. Note,
                 6.500% due 05/01/2003 .........................       1,000,000
  3,000,000     Wachovia Corporation, Sr. Unsub. Note,
                 6.700% due 06/21/2004 .........................       3,171,912
                                                                     -----------
                                                                      11,248,357
                                                                     -----------

     TELECOMMUNICATIONS - 4.6%

  3,250,000     Deutsche Telekom International Finance BV,
                 Company Guarantee,
                 8.250% due 06/15/2005 .........................       3,612,541
  1,500,000     TELUS Corporation, Note,
                 7.500% due 06/01/2007 .........................       1,672,500
  3,500,000     Verizon Global Funding Corporation, Note,
                 4.000% due 01/15/2008 .........................       3,584,462
                                                                     -----------
                                                                       8,869,503
                                                                     -----------

     UTILITIES - 4.2%

  4,000,000     Constellation Energy Group, Inc., Note,
                6.350% due 04/01/2007 ..........................       4,429,252
  2,750,000     Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 ..........................       2,685,460
  1,000,000     United Illuminating Company, Note,
                6.000% due 12/15/2003 ..........................       1,021,291
                                                                     -----------
                                                                       8,136,003
                                                                     -----------

    PRINCIPAL
      AMOUNT                                                            VALUE
    ---------                                                           -----
     INFORMATION TECHNOLOGY - 2.8%
$ 2,000,000     Analog Devices, Inc., Conv. Sub. Note,
                 4.750% due 10/01/2005*** ......................    $  2,035,000
  3,000,000     Computer Science Corporation, Note,
                 6.750% due 06/15/2006 .........................       3,351,408
                                                                     -----------
                                                                       5,386,408
                                                                     -----------

     CABLE TV - 2.2%

  4,000,000     AOL Time Warner Inc., Note,
                 6.150% due 05/01/2007** .......................       4,315,996
                                                                     -----------

     AIRLINES - 2.2%

  4,000,000     Southwest Airlines Company, Pass-thru
                 Certificates,
                 5.496% due 11/01/2006 .........................       4,292,135
                                                                     -----------

     AUTO MANUFACTURING & PARTS - 2.1%
  4,000,000     Ford Motor Credit  Company, Note,
                 6.500% due 01/25/2007** .......................       4,092,124
                                                                     -----------

     MEDIA - 2.1%

  4,000,000     Cox Enterprises, Inc., Note,
                 4.375% due 05/01/2008++ .......................       4,067,764
                                                                     -----------

     PAPER/FOREST PRODUCTS - 2.0%
  3,500,000     Weyerhaeuser Company, Note,
                 6.000% due 08/01/2006 .........................       3,796,236
                                                                     -----------

     SERVICES - 1.9%
  3,500,000     PHH Corporation, Note,
                 6.000% due 03/01/2008 .........................       3,672,785
                                                                     -----------

     PIPELINES - 1.6%

  3,000,000     El Paso Natural Gas Company, Note,
                 6.750% due 11/15/2003*** ......................       3,022,500
                                                                     -----------

     INDUSTRIAL PRODUCTS - 1.2%

  2,000,000     Sealed Air Corporation, Company Guarantee,
                 8.750% due 07/01/2008++ .......................       2,350,868
                                                                     -----------

     FOOD - 1.2%

  2,000,000     ConAgra Inc., Sr. Note,
                 9.875% due 11/15/2005 .........................       2,350,444
                                                                     -----------

     AEROSPACE/DEFENSE - 1.1%

  2,000,000     Boeing Capital Corporation, Sr. Note,
                 5.650% due 05/15/2006 .........................       2,144,290
                                                                     -----------

     HEALTH CARE - 0.7%

  2,000,000         Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008 ..........................       1,410,000
                                                                     -----------

     RETAIL - 0.3%

    500,000     Federated Department Stores Inc., Bond,
                 6.790% due 07/15/2027 .........................         525,886
                                                                     -----------

                Total Corporate Bonds and Notes
                 (Cost $96,781,806) ............................     101,940,740
                                                                     -----------


                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                               VALUE
  ---------                                                             -----

 ASSET-BACKED SECURITIES - 4.7%
              FFCA Secured Lending Corporation:
$ 3,442,122     Series 1999-1A , Class A1A,
                6.370% due 10/18/2008++ ........................     $ 3,665,796
  2,309,128     Series 1999-2, Class WA1A,
                7.130% due 02/18/2009++ ........................       2,332,219
  2,947,221   GMAC Mortgage Corporation Loan Trust,
                Series 2002-HE2, Class A3,
                5.290% due 06/25/2027++ ........................       2,979,145
    120,478   Green Tree Financial Corporation,
                Series 1995-6, Class B1,
                7.700% due 09/15/2026 ..........................          85,189
                                                                     -----------

              Total Asset-Backed Securities
                (Cost $8,812,963) ..............................       9,062,349
                                                                     -----------


 U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.2%

              Federal Home Loan Bank, Bond:
  4,000,000     1.625% due 04/15/2005 ..........................       4,001,984
  4,000,000     2.500% due 12/15/2005** ........................       4,051,880
              Federal Home Loan Mortgage Corporation:
  3,500,000     Bond,
                3.250% due 02/25/2008** ........................       3,536,942
                Note:
  2,000,000     4.250% due 06/15/2005**                                2,105,996
  4,000,000     6.875% due 01/15/2005**                                4,359,428
              Federal National Mortgage Association, Note:
  4,000,000     4.250% due 07/15/2007 ..........................       4,240,108
  3,000,000     5.500% due 02/15/2006** ........................       3,278,733
                                                                     -----------
              Total U.S. Government Agency Obligations
                (Cost $24,683,764) .............................      25,575,071
                                                                     -----------


 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 7.2%

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.1%
  4,862,586   4.670% due 11/01/2032 ............................       4,991,117
  2,478,306   6.500% due 01/01/2012-01/01/2014..................       2,631,679
    114,560   8.500% due 11/01/2017 ............................         125,819
     63,990   10.000% due 05/01/2022 ...........................          73,488
                                                                     -----------
              Total FNMAs
                (Cost $7,690,929) ..............................       7,822,103
                                                                     -----------

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 2.6%
  4,696,034   6.000% due 04/01/2017-05/01/2017                         4,907,960
     67,442   9.500% due 08/01/2016                                       75,184
                                                                     -----------
              Total FHLMCs
                (Cost $4,864,242) ..............................       4,983,144
                                                                     -----------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.3%
     19,947   8.000% due 03/15/2012 ............................          21,569
     28,150   9.000% due 04/20/2025 ............................          31,183
    225,079   10.000% due 01/15/2019-02/15/2019 ................         259,730
    279,091   11.000% due 02/15/2010-08/15/2020 ................         326,085
                                                                     -----------
              Total GNMAs
                (Cost $596,643) ................................         638,567
                                                                     -----------



  PRINCIPAL
   AMOUNT                                                               VALUE
  ---------                                                             -----
     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.2%

$   102,134   Federal Home Loan Mortgage Corporation
                (FHLMC),
                4.732% due 11/01/2021+ .........................     $   105,553
              Federal National Mortgage Association
                (FNMA):
     36,407     4.125% due 11/01/2021+ .........................          37,079
      9,867     4.290% due 11/01/2022+ .........................          10,043
    141,750     4.974% due 11/01/2035+ .........................         145,297
     63,026     5.580% due 04/01/2019+ .........................          64,883
     63,041     5.671% due 01/01/2019+ .........................          65,327
                                                                     -----------
              Total ARMSs
                (Cost $426,512) ................................         428,182
                                                                     -----------

              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $13,578,326) .............................      13,871,996
                                                                     -----------


 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 7.0%

  2,783,672   Deutsche Mortgage Securities, Inc., Series
                2002-1, Class A13,
                8.500% due 12/01/2032 ..........................       2,916,666
  4,430,008   Federal Home Loan Mortgage Corporation,
                Series 2586, Class LT,
                3.500% due 03/15/2033 ..........................       4,441,553
  5,000,000   Federal National Mortgage Association,
                Series 2002-58, Class HB,
                5.500% due 11/25/2015 ..........................       5,299,525
      7,962   Norwest Asset Securities Corporation, Series
                1994-4, Class A1,
                6.500% due 03/26/2029 ..........................           7,974
    767,989   Residential Funding Mortgage Security I,
                Series 1999-S3, Class A1,
                6.500% due 01/25/2029 ..........................         771,756
                                                                     -----------
              Total CMOs
                (Cost $13,419,664) .............................      13,437,474
                                                                     -----------


 U.S. TREASURY NOTES - 3.4%

  1,500,000   6.000% due 08/15/2004** ..........................       1,592,227
  5,000,000   1.500% due 02/28/2005** ..........................       5,008,205
                                                                     -----------
              Total U.S. Treasury Notes
                (Cost $6,545,887) ..............................       6,600,432
                                                                     -----------


 COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 1.6%

  2,198,803   GMAC Commercial Mortgage Securities
                Inc., Series 1999-CTL1, Class A,
                7.150% due 12/15/2016++ ........................       2,392,538
    598,481   Morgan Stanley Capital I, Series 1999-
                CAMI, Class A1,
                6.540% due 04/15/2004 ..........................         614,577
                                                                     -----------
              Total CMBSs
                (Cost $2,794,947) ..............................       3,007,115
                                                                     -----------


                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                               VALUE
  ---------                                                             -----

 REPURCHASE AGREEMENT - 9.7%
   (Cost $18,736,000)

$18,736,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003, to be
                repurchased at $18,736,562 on
                05/01/2003, collateralized by $17,756,772
                U.S. Treasury  Notes, having various
                interest rates and maturities
                (Market Value $19,118,657) ...................      $ 18,736,000
                                                                    ------------

TOTAL INVESTMENTS (Cost $185,353,357*) ................  99.6%       192,231,177
OTHER ASSETS AND LIABILITIES (NET) ....................   0.4            733,811
                                                         ----       ------------
NET ASSETS ............................................ 100.0%      $192,964,988
                                                        =====       ============


--------------------
    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $27,625,487 representing 14.3% of the total net assets of the Fund (Collateral Value $28,453,431).

  *** Security segregated as collateral for futures contract.

    + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2003.

   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933.

  NUMBER OF                                         UNREALIZED
  CONTRACTS                             VALUE      DEPRECIATION
  ---------                             -----      ------------
FUTURES CONTRACTS-SHORT POSITION
  100   U.S. 5 Year Treasury Note,
            June 2003 ............ $11,375,000    $    (38,281)
                                                   ============


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    MTN         --  Medium Term Note
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
U.S. GOVERNMENT SECURITIES FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 70.7%

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 34.7%
$14,934,503   4.500% due 03/01/2018 ............. $ 15,167,188
 15,958,581   5.000% due 04/01/2018 .............   16,494,690
 52,393,828   5.500% due 02/01/2009-02/01/2033 ..   54,318,662
 98,236,798   6.000% due 12/01/2016-10/01/2032 ..  102,687,440
127,703,936   6.500% due 09/01/2024-12/01/2032 ..  133,616,672
  3,174,541   6.820% due 02/01/2011 .............    3,523,659
 10,308,646   7.000% due 06/01/2010-07/01/2029 ..   10,999,195
 10,183,423   7.500% due 12/01/2024-02/01/2030 ..   10,910,388
    924,469   8.000% due 05/01/2022-01/01/2025 ..      997,029
    131,210   8.500% due 02/01/2023-09/01/2025 ..      142,437
  2,509,079   9.000% due 06/01/2016-09/01/2030 ..    2,726,078
                                                  ------------
              Total FNMAs
                (Cost $342,757,243) .............  351,583,438
                                                  ------------

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 28.3%
 14,934,053   5.000% due 02/01/2033 .............   15,042,608
 19,374,094   5.500% due 11/01/2032 .............   19,949,404
 94,945,594   6.000% due 04/01/2017-11/01/2032**    99,000,852
 82,986,736   6.500% due 02/01/2011-01/01/2032 ..   87,136,991
 42,378,359   7.000% due 07/01/2024-04/01/2032**    44,740,090
 14,653,187   7.500% due 12/01/2006-02/01/2031 ..   15,717,473
  1,718,304   8.000% due 12/01/2030 .............    1,855,615
  2,151,183   8.500% due 04/01/2019-07/01/2029 ..    2,317,237
    185,382   8.750% due 01/01/2013 .............      195,179
    284,954   9.000% due 12/01/2008-08/01/2022 ..      313,280
    113,380   9.500% due 06/01/2016-05/01/2017 ..      126,235
                                                  ------------
              Total FHLMCs
                (Cost $281,153,192) .............  286,394,964
                                                  ------------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 7.7% 17,504,951 6.000% due 04/20/2026-05/20/2032** 18,282,871
 21,448,480   6.500% due 03/15/2024-07/15/2032**    22,525,354
    944,886   6.800% due 04/20/2025 .............    1,000,580
 14,507,781   7.000% due 07/15/2008-06/20/2031**    15,397,254
 11,454,379   7.500% due 03/15/2024-11/15/2029      12,244,581
    965,279   7.750% due 12/15/2029 .............    1,040,613
  2,659,334   8.000% due 04/15/2022-06/20/2030       2,858,393
    325,338   8.500% due 05/15/2022 .............      357,485
  1,586,149   9.000% due 11/15/2021 .............    1,772,046
  2,486,983   9.500% due 04/15/2016-08/15/2021 ..    2,807,111
     15,125   13.500% due 09/15/2014-12/15/2014 .       18,465
                                                  ------------
              Total GNMAs
                (Cost $74,092,718) ..............   78,304,753
                                                  ------------

     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
       (ARMS) - 0.0% ***
       (Cost $370,680)

    370,050   Federal National Mortgage Association
               (FNMA),
                5.763% due 03/01/2028+ ..........      379,508
                                                  ------------

              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $698,373,833) .............  716,662,663
                                                  ------------


  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 8.0%
              Federal Home Loan Mortgage Corporation:
$   507,406     Series 1049, Class F,
                2.275% due 02/15/2021+ .......... $    510,935
  3,018,809     Series 1638, Class K,
                6.500% due 03/15/2023  ..........    3,040,419
  2,000,000     Series 1652, Class PL,
                7.000% due 01/15/2024  ..........    2,177,337
  5,714,289     Series 1981, Class C,
                6.500% due 08/15/2027  ..........    5,987,058
  2,321,830     Series 2073, Class VA,
                6.500% due 12/15/2005  ..........    2,352,924
 10,000,000     Series 2435, Class GE,
                6.500% due 06/15/2031  ..........   10,723,183
 12,121,796     Series 2481, Class VC,
                6.000% due 06/15/2017  ..........   12,698,546
              Federal National Mortgage Association:
  7,000,000     Grantor Trust, Series 2000-T5, Class B,
                7.300% due 05/25/2010  ..........    8,454,307
 19,509,000     Series 2002-16, Class TM,
                7.000% due 04/25/2032  ..........   21,358,685
  2,089,734     Trust 259 STRIP,
                7.000% due 04/01/2024  ..........      254,796
              Federal National Mortgage Association,
                REMIC, Pass-through Certificates:
    271,773     Series 1989-18, Class C,
                9.500% due 04/25/2004  ..........      278,637
    433,427     Series 1990-49, Class G,
                9.000% due 05/25/2020  ..........      471,061
    587,786     Series 1992-83, Class X,
                7.000% due 02/25/2022  ..........      597,326
    926,399     Series 1993-162, Class E,
                6.000% due 08/25/2023  ..........      963,503
    480,351     Series 1997-32, Class FA,
                1.975% due 04/25/2027+ ..........      483,054
  2,532,358     Series 2000-31, Class PC,
                7.500% due 08/25/2029  ..........    2,553,775
  7,322,937   Government National Mortgage Association,
                Series 2000-16, Class PB,
                7.500% due 02/16/2028 ...........    7,682,244
    210,217   L.F. Rothschild Mortgage Trust, Series 3,
                Class Z,
                9.950% due 09/01/2017 ...........      241,973
                                                  ------------
              Total CMOs
                (Cost $78,080,329) ..............   80,829,763
                                                  ------------


 U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%

              Federal Home Loan Bank, Bond:
  6,000,000     6.500% due 08/14/2009 ...........    7,053,360
  7,000,000     7.375% due 02/12/2010** .........    8,588,552
 10,000,000   Federal Home Loan Mortgage Corporation,
                Sub. Note,
                5.875% due 03/21/2011** .........   11,104,250

                       See Notes to Financial Statements.
                                       56

U.S. GOVERNMENT SECURITIES FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
              Federal National Mortgage Association:
                Bond:
$10,000,000     3.250% due 01/15/2008** .........  $10,141,450
  5,000,000     6.250% due 05/15/2029 ...........    5,709,740
  1,250,000     Deb.,
                6.210% due 08/06/2038 ...........    1,445,047
  7,500,000     Note,
                6.000% due 05/15/2008** .........    8,519,828
 10,000,000     Sub. Note,
                6.250% due 02/01/2011** .........   11,340,010
                                                  ------------
              Total U.S. Government Agency Obligations
                (Cost $57,184,523) ..............   63,902,237
                                                  ------------


 U.S. TREASURY BONDS - 5.5%

  5,000,000   3.500% due 11/15/2006** ...........    5,213,675
 16,000,000   3.625% due 03/31/2004** ...........   16,366,880
  9,000,000   5.000% due 08/15/2011** ...........    9,857,817
 13,000,000   5.875% due 11/15/2004** ...........   13,901,368
  8,250,000   7.250% due 08/15/2022** ...........   10,821,360
                                                  ------------
              Total U.S. Treasury Bonds
                (Cost $53,485,215) ..............   56,161,100
                                                  ------------


  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 REPURCHASE AGREEMENT - 8.6%
   (Cost $87,153,000)

$87,153,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003, to be
                repurchased at $87,155,615 on
                05/01/2003, collateralized by $82,597,992
                U.S. Treasury Notes, having various
                interest rates and maturities
                (Market Value $88,32,979) .......  $   87,153,000
                                                   --------------

TOTAL INVESTMENTS (Cost $974,276,900*) ...  99.1%   1,004,708,763
OTHER ASSETS AND LIABILITIES (NET) .......   0.9        8,785,398
                                            -----  --------------

NET ASSETS ............................... 100.0%  $1,013,494,161
                                           ======  ==============


--------------------
    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $145,066,643 representing 14.3% of the total net assets of the Fund (Collateral Value $149,724,191).

  *** Amount represents less than 0.1% of total net assets.

    + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2003.


--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS

       REMIC    -- Real Estate Mortgage Investment Conduit
       STRIP    -- Separate trading of registered interest and
                   principal of securities
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
INCOME FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 CORPORATE BONDS AND NOTES - 64.9%
     FINANCIAL SERVICES/BANKS - 8.7%

$   175,000   Abbey National First Capital BV,
                Sub. Note,
                8.200% due 10/15/2004 ............ $   190,186
  1,500,000   Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 ............   1,791,087
    400,000   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 ...........     531,274
  5,000,000   Bank of America Corporation, Sub. Note,
                7.800% due 02/15/2010 ............   6,089,785
  1,000,000   BankAmerica Corporation, Sub. Note,
                6.625% due 08/01/2007 ............   1,136,538
    690,000   BB&T Corporation, Sub. Note,
                7.250% due 06/15/2007 ............     792,586
  2,500,000   CIT Group Inc., Sr. Note,
                7.750% due 04/02/2012 ............   2,903,748
 10,000,000   Citigroup, Inc., Note,
                6.500% due 01/18/2011 ............  11,450,050
  1,100,000   First Interstate Bancorp, Sub. Note,
                9.125% due 02/01/2004 ............   1,161,195
  1,000,000   First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 ...........   1,207,340
    995,000   Fleet Financial Group, Inc., Sub. Deb.,
                6.875% due 01/15/2028 ............   1,107,579
 10,000,000   Goldman Sachs Group, Inc., Bond,
                6.875% due 01/15/2011 ............  11,515,130
  7,500,000   Jefferies Group, Inc., Sr. Note,
                7.750% due 03/15/2012 ............   8,073,413
  1,250,000   Kemper Corporation, Note,
                6.875% due 09/15/2003 ............   1,273,604
  1,000,000   Key Bank NA, Sub. Deb.,
                6.950% due 02/01/2028 ............   1,120,829
  3,000,000   Legg Mason, Inc., Sr. Note,
                6.750% due 07/02/2008 ............   3,360,918
              MBNA Corporation:
  3,000,000     Note,
                6.250% due 01/17/2007** ..........   3,229,314
  2,000,000     Sr. Note,
                7.500% due 03/15/2012** ..........   2,280,022
              Merrill Lynch & Company Inc., Note:
  5,000,000     6.000% due 02/17/2009 ............   5,537,970
  1,450,000     6.500% due 07/15/2018 ............   1,624,925
  2,000,000     6.750% due 06/01/2028 ............   2,137,340
  7,500,000   Morgan Stanley Dean Witter & Company,
                Unsub. Note,
                6.750% due 04/15/2011 ............   8,534,730
    670,000   NationsBank Corporation, Sub. Note,
                6.800% due 03/15/2028** ..........     771,805
  1,000,000   Norwest Bancorp, Sub. Deb.,
                6.650% due 10/15/2023 ............   1,111,963
              Paine Webber Group, Inc., Sr. Note:
    415,000     7.390% due 10/16/2017 ............     479,214
    830,000     8.060% due 01/17/2017 ............   1,008,785
    500,000   PNC Institute Capital B,
                Company Guarantee,
                8.315% due 05/15/2027+ ...........     582,558

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
$ 1,750,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049+            $ 1,890,000
                                                   -----------
                                                    82,893,888
                                                   -----------

     OIL & GAS - 7.7%

  1,600,000   Burlington Resources Inc., Deb.,
                9.125% due 10/01/2021 ...........    2,133,968
  7,500,000   Consolidated Natural Gas Company,
                Sr. Note,
                6.850% due 04/15/2011 ...........    8,629,702
 10,000,000   El Paso Natural Gas Company, Deb.,
                7.500% due 11/15/2026 ...........    9,450,000
  5,357,000   Express Pipeline LP, Sub. Note,
                7.390% due 12/31/2017+ ..........    5,698,777
  3,000,000   PDVSA Finance Ltd.,
                Sr. Note,
                9.750% due 02/15/2010 ...........    2,647,500
  8,470,000   PDVSA Finance Ltd., Note,
                8.500% due 11/16/2012 ...........    6,966,575
  8,500,000   Petro-Canada, Deb.,
                9.250% due 10/15/2021 ...........   11,384,441
  8,000,000   Petrobras International
                Finance Company, Sr. Note,
                9.750% due 07/06/2011 ...........    8,300,000
              Southern Natural Gas Company,
              Sr. Note:
  4,000,000     8.000% due 03/01/2032 ...........    4,110,000
  1,000,000     8.875% due 03/15/2010+ ..........    1,110,000
  2,000,000   Tennessee Gas Pipeline Company, Bond,
                8.375% due 06/15/2032 ...........    2,070,000
  4,500,000   Tesoro Petroleum Corporation,
                Sr. Note,
                8.000% due 04/15/2008+ ..........    4,680,000
  5,750,000   Trans-Canada Pipeline Corporation,
                Deb.,
                8.500% due 03/20/2023 ...........    6,008,503
                                                   -----------
                                                    73,189,466
                                                   -----------

     UTILITIES - 6.7%

  5,000,000   Arizona Public Service Company, Note,
                6.500% due 03/01/2012 ...........    5,517,395
  5,000,000   Constellation Energy Group, Inc., Note,
                7.000% due 04/01/2012** .........    5,755,980
 10,000,000   Dominion Resources, Inc., Sr. Note,
                5.000% due 03/15/2013** .........   10,094,000
              Illinois Power Company, First Mortgage:
  5,500,000     7.500% due 06/15/2009** .........    5,472,500
  1,000,000     11.500% due 12/15/2010+ .........    1,125,000
  1,332,000   Niagara Mohawk Power Corporation, Deb.,
                8.770% due 01/01/2018 ...........    1,387,389
  5,000,000   Ohio Power Company, Bond,
                5.500% due 02/15/2013+ ..........    5,280,175
              Oncor Electric Delivery Company, Deb.:
  1,000,000     5.000% due 09/01/2007 ...........    1,058,607
  8,000,000     7.000% due 09/01/2022 ...........    8,833,896
  5,000,000   Sempra Energy, Note,
                6.000% due 02/01/2013 ...........    5,347,520
  6,500,000   Southwestern Electric Power Company, Note,
                5.375% due 04/15/2015 ...........    6,654,966

                       See Notes to Financial Statements.

INCOME FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 CORPORATE BONDS AND NOTES (CONTINUED)
     UTILITIES  (CONTINUED)

$ 6,845,000   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 ...........  $ 6,684,355
  1,000,000   WPD Holdings UK, Jr. Note,
                6.750% due 12/15/2004+ ..........    1,042,902
                                                   -----------
                                                    64,254,685
                                                   -----------

     INFORMATION TECHNOLOGY - 6.6%
  9,750,000   Adaptec, Inc., Conv. Sub. Note,
                4.750% due 02/01/2004**...........   9,750,000
 12,000,000   Analog Devices, Inc., Conv. Sub. Note,
                4.750% due 10/01/2005 ...........   12,210,000
  5,000,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006 ...........    4,762,500
  8,750,000   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 ...........    5,381,250
  5,000,000   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 ...........    4,268,750
  7,500,000   LSI Logic Corporation, Conv. Sub. Note,
                4.000% due 02/15/2005 ...........    7,021,875
  3,900,000   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 ...........    3,436,875
  3,000,000   Siebel Systems Inc., Conv. Sub. Note,
                5.500% due 09/15/2006 ...........    3,026,250
 11,250,000   TriQuint Semiconductor, Inc.,
                Conv. Sub. Note,
                4.000% due 03/01/2007** .........    9,421,875
  4,000,000   Vitesse Semiconductor Corporation,
                Conv. Sub. Deb.,
                4.000% due 03/15/2005 ...........    3,575,000
                                                   -----------
                                                    62,854,375
                                                   -----------

     HEALTH CARE - 5.7%
  4,500,000   Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 ...........    5,002,438
  1,500,000   American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 ...........    1,757,031
 10,000,000   Cardinal Health, Inc., Note,
                6.750% due 02/15/2011 ...........   11,662,070
  7,000,000   DVI, Inc., Sr. Note,
                9.875% due 02/01/2004 ...........    6,510,000
  5,000,000   HCA Inc. Sr. Note,
                6.950% due 05/01/2012 ...........    5,385,650
  4,850,000   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 ...........    3,298,000
  7,350,000   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 ...........    6,844,688
  2,000,000   Omnicare, Inc., Conv. Sub. Deb.,
                5.000% due 12/01/2007 ...........    2,027,500
 12,000,000   Tenet Healthcare Corporation, Sr. Note,
                6.375% due 12/01/2011 ...........   11,460,000
                                                   -----------
                                                    53,947,377
                                                   -----------

     CONSUMER PRODUCTS/SERVICES - 5.4%
  1,000,000   Allied Waste North America Inc., Sr. Note,
                7.875% due 04/15/2013**              1,045,000

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
$ 4,000,000   Cendant Corporation, Note,
                6.875% due 08/15/2006** .........  $ 4,377,344
  5,000,000   ConAgra, Inc., Sr. Note,
                7.125% due 10/01/2026 ...........    5,795,795
    350,000   CPC International, Inc., Note,
                6.150% due 01/15/2006 ...........      384,249
  3,650,000   International Speedway Corporation,
                Company Guarantee,
                7.875% due 10/15/2004 ...........    3,876,687
  1,000,000   Mattel Inc., Note,
                7.300% due 06/13/2011 ...........      977,993
  1,750,000   Mattel, Inc., Note,
                6.125% due 07/15/2005 ...........    1,795,602
 10,000,000   Reed Elsevier Capital, Company Guarantee,
                6.750% due 08/01/2011** .........   11,302,120
              Royal Caribbean Cruises Ltd.:
  2,000,000     Deb.,
                7.250% due 03/15/2018 ...........    1,740,000
  3,000,000     Sr. Note,
                8.750% due 02/02/2011  ..........    3,060,000
  9,825,000   S3 Inc., Conv. Sub. Note, (in default),
                5.750% due 10/01/2003  ..........      147,375
  6,500,000   Sealed Air Corporation, Company Guarantee,
                8.750% due 07/01/2008+** ........    7,640,321
              USA Waste Services, Inc., Sr. Note:
  1,000,000     7.000% due 07/15/2028 ...........    1,110,107
    495,000     7.125% due 10/01/2007 ...........      560,413
              Waste Management Inc.:
  3,450,000     Company Guarantee,
                6.875% due 05/15/2009 ...........    3,943,195
  3,500,000     Sr. Note,
                7.375% due 08/01/2010** .........    4,086,600
                                                   -----------
                                                    51,842,801
                                                   -----------

     TRANSPORTATION/AUTO - 4.3%

              Burlington Northern Santa Fe:
  5,000,000     Deb.,
                8.125% due 04/15/2020 ...........    6,135,405
  1,500,000     Note,
                8.750% due 02/25/2022 ...........    1,956,016
  3,030,000   Consolidated Rail Corporation, Deb.,
                9.750% due 06/15/2020 ...........    4,111,677
  2,000,000   Ford Holdings Inc., Company Guarantee,
                9.300% due 03/01/2030 ...........    2,042,490
              Ford Motor Company, Deb.:
    825,000     7.400% due 11/01/2046 ...........      684,144
  3,750,000     8.900% due 01/15/2032 ...........    3,743,340
  5,000,000   Ford Motor Credit Company, Sr. Note,
                5.800% due 01/12/2009 ...........    4,765,075
  8,000,000   General Motors Corporation, Deb.,
                9.400% due 07/15/2021 ...........    8,975,280
  5,000,000   Norfolk Southern Corporation, Sr. Note,
                6.200% due 04/15/2009 ...........    5,605,835



                       See Notes to Financial Statements.

INCOME FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 CORPORATE BONDS AND NOTES (CONTINUED)
     TRANSPORTATION/AUTO (CONTINUED)

              United Air Lines Inc.:
$ 5,000,000     Equipment Trust Certificates,
                (in default),
                10.850% due 07/05/2014 .........   $ 1,175,000
                Pass-through Certificates,
                (in default):
  3,000,000     9.080% due 10/26/2015 ...........      595,485
  5,500,000     9.560% due 10/19/2018 ...........    1,318,103
                                                   -----------
                                                    41,107,850
                                                   -----------

     REAL ESTATE INVESTMENT TRUSTS - 3.5%
  2,000,000   American Health Properties, Inc., Note,
                7.500% due 01/15/2007  ..........    2,225,586
              Franchise Finance Corporation:
  3,000,000     MTN,
                7.070% due 01/15/2008 ...........    3,478,989
  1,100,000     Sr. Note,
                7.875% due 11/30/2005 ...........    1,224,861
  1,000,000   Health Care Property Investors Inc.,
                Note,
                6.875% due 06/08/2005 ...........    1,070,281
              Health Care Property Investors, Inc.:
  1,750,000     Note,
                6.000% due 03/01/2015 ...........    1,753,216
                Sr. Note:
  3,000,000     6.450% due 06/25/2012** .........    3,128,316
  1,000,000     6.500% due 02/15/2006   .........    1,061,284
  7,500,000   Healthcare Realty Trust, Inc., Sr. Note,
                8.125% due 05/01/2011 ...........    8,159,895
              Nationwide Health Properties Inc., Note:
  1,500,000     7.060% due 12/05/2006 ...........    1,623,465
  8,500,000     9.750% due 03/20/2008 ...........   10,007,050
                                                   -----------
                                                    33,732,943
                                                   -----------

     TELECOMMUNICATIONS - 3.4%
  5,000,000   Deutsche Telephone Finance, Bond,
                8.500% due 06/15/2010 ...........    6,036,720
  8,000,000   Qwest Corporation, Note,
                8.875% due 03/15/2012+ ..........    8,800,000
  7,000,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 ...........    7,945,000
  8,000,000   Vodafone Group, PLC, Note,
                7.750% due 02/15/2010 ...........    9,681,408
                                                   -----------
                                                    32,463,128
                                                   -----------

     MEDIA - 3.2%

              Comcast Cable Communications Inc.:
    550,000     Note,
                6.200% due 11/15/2008** .........      606,947
  7,000,000     Sr. Note,
                7.125% due 06/15/2013 ...........    7,955,409
  7,500,000   Cox Communications Inc., Note,
                7.875% due 08/15/2009 ...........    9,017,347
  2,000,000   Dex Media East, LLC, Sr. Sub. Note,
                12.125% due 11/15/2012+** .......    2,390,000
  4,000,000   Getty Images, Inc., Conv. Sub. Note,
                5.000% due 03/15/2007 ...........    3,910,000

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
$ 5,260,000   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 ...........  $ 6,395,797
                                                   -----------
                                                    30,275,500
                                                   -----------

     GAMING - 2.8%

  5,000,000   Circus Circus Enterprise Inc., Deb.,
                7.000% due 11/15/2036 ...........    4,991,260
  3,500,000   Harrah's Operating Company Inc.,
                Company Guarantee,
                8.000% due 02/01/2011 ...........    4,030,796
  3,000,000   Mandalay Resort Group, Sr. Sub. Note,
                Series B,
                10.250% due 08/01/2007** ........    3,330,000
              Park Place Entertainment Corporation,
                Sr. Note:
  1,500,000     7.500% due 09/01/2009** .........    1,601,250
  5,000,000     8.500% due 11/15/2006 ...........    5,437,500
  7,500,000   Riviera Holdings Corporation, Company
                Guarantee,
                11.000% due 06/15/2010 ..........    7,087,500
                                                   -----------
                                                    26,478,306
                                                   -----------

     INDEX PRODUCT - 1.7%

 14,700,000   J.P. Morgan HYDIsm November 15, 2007,
                Credit-Linked Trust Certificates,
                8.750% due 11/15/2007+** ........   15,857,625
                                                   -----------

     AEROSPACE/DEFENSE - 1.4% Lockheed Martin Corporation:

    955,000     Company Guarantee,
                7.750% due 05/01/2026** .........    1,175,075
  5,000,000     Note,
                8.200% due 12/01/2009 ...........    6,213,740
              Loral Corporation, Deb.:
  1,000,000     7.625% due 06/15/2025 ...........    1,196,228
  1,000,000     8.375% due 06/15/2024 ...........    1,274,107
  3,800,000   Orbital Sciences Corporation,
                Company Guarantee, Series B,
                12.000% due 08/15/2006 ..........    3,961,500
                                                   -----------
                                                    13,820,650
                                                   -----------

     INDUSTRIAL PRODUCTS - 1.4%

  5,000,000   Champion International Corporation, Deb.,
                7.200% due 11/01/2026 ...........    5,784,075
    500,000   Crane Company, Note,
                8.500% due 03/15/2004 ...........      529,504
    250,000   Lennar Corporation, Sr. Note,
                7.625% due 03/01/2009** .........      290,380
  5,850,000   Ogden Corporation, Deb., (in default),
                9.250% due 03/01/2022 ...........    3,246,750
              Weyerhaeuser Company:
  1,500,000     Deb.,
                7.375% due 03/15/2032 ...........    1,716,638
  1,500,000     Note,
                6.750% due 03/15/2012 ...........    1,683,234
                                                   -----------
                                                    13,250,581
                                                   -----------

                       See Notes to Financial Statements.

INCOME FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 CORPORATE BONDS AND NOTES (CONTINUED)
     RETAIL - 1.3%

$ 5,000,000   Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008 ...........  $ 5,726,920
  5,000,000   Safeway Inc., Note,
                7.500% due 09/15/2009** .........    5,845,325
    866,000   Saks Inc., Company Guarantee,
                8.250% due 11/15/2008 ...........      939,610
                                                   -----------
                                                    12,511,855
                                                   -----------

     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.1%
  4,925,640   Federative Republic of Brazil, C-Bond,
                8.000% due 04/15/2014**  ........    4,339,760
  5,000,000   United Mexican States, Bond,
                9.875% due 02/01/2010 ...........    6,382,500
                                                   -----------
                                                    10,722,260
                                                   -----------

              Total Corporate Bonds and Notes
                (Cost $587,937,966) .............  619,203,290
                                                   -----------


 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 19.8%

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.0% 36,310,099 5.500% due 11/01/2017-05/01/2031 37,678,422
 20,393,464   6.000% due 03/01/2031-05/01/2032      21,242,968
 19,144,995   6.500% due 01/01/2029-08/01/2029**    20,008,922
  6,473,351   7.000% due 01/01/2032 .............    6,829,124
                                                   -----------
              Total FHLMCs
                (Cost $82,312,766) ..............   85,759,436
                                                   -----------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.6% 20,075,805 5.000% due 01/01/2018-10/01/2032 20,549,343
 12,405,427   5.500% due 03/01/2033 .............   12,768,285
  8,182,058   6.000% due 04/01/2032 .............    8,528,843
 28,142,173   6.500% due 09/01/2028-05/01/2032      29,415,045
    833,333   7.000% due 01/01/2030 .............      881,433
    302,453   7.536% due 06/01/2016 .............      340,683
  8,000,000   7.630% due 02/01/2010 .............    9,491,412
                                                   -----------
              Total FNMAs
                (Cost $78,750,857) ..............   81,975,044
                                                   -----------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 2.2%
 16,672,682   6.000% due 05/20/2032** ...........   17,400,726
  3,826,932   7.000% due 06/20/2031** ...........    4,042,289
                                                   -----------
              Total GNMAs
                (Cost $20,425,237) ..............   21,443,015
                                                   -----------

              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $181,488,860) .............  189,177,495
                                                   -----------


 U.S. TREASURY OBLIGATIONS - 6.1%
     U.S. TREASURY BONDS - 4.0%

 15,000,000   5.250% due 02/15/2029** ...........   15,792,780
 19,000,000   5.500% due 08/15/2028** ...........   20,661,018
  1,000,000   6.250% due 08/15/2023** ...........    1,184,688
                                                   -----------
              Total U.S. Treasury Bonds .........   37,638,486
                                                   -----------

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
     U.S. TREASURY NOTE - 2.1%

$20,000,000   4.000% due 11/15/2012** ...........  $20,261,720
                                                   -----------
              Total U.S. Treasury Obligations
                (Cost $55,358,575) ..............   57,900,206
                                                   -----------


 COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.2%
   (Cost $1,552,881)
  1,550,217   Reilly Mortgage FHA, Series 1982,
                7.430% due 08/01/2022 ...........    1,662,104
                                                   -----------


 COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.1%
   (Cost $1,177,770)
  1,259,647   Donaldson, Lufkin & Jenrette Mortgage
                Acceptance Corporation, Series 1995-Q10,
                Class B1,
                5.880% due 01/25/2026++ .........    1,297,179
                                                   -----------

     SHARES
     ------

 CONVERTIBLE PREFERRED STOCK - 0.5%
   (Cost $5,100,000)

    100,000   Ford Motor Company Capital Trust II,
                Conv. Pfd., 6.500% due 01/15/2032    4,387,000
                                                   -----------

  PRINCIPAL
   AMOUNT
  ---------

 REPURCHASE AGREEMENT - 7.1%
   (Cost $67,224,000)

$67,224,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003, to be
                repurchased at $67,226,017 on
                05/01/2003, collateralized by $63,710,571
                U.S. Treasury Notes, having various
                interest rates and maturities
                (Market Value $68,596,957) ......   67,224,000
                                                   -----------

TOTAL INVESTMENTS (Cost $899,840,052*) .... 98.7%  940,851,274
OTHER ASSETS AND LIABILITIES (NET) ........  1.3    12,500,471
                                           -----   -----------

NET ASSETS ............................... 100.0%  $953,351,745
                                           -----   ============


-------------------------
    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $150,631,725, representing 15.8% of the total net assets of the Fund (Collateral Value $156,419,236).

    + Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933.

   ++ Floating rate security whose rate is reset periodically based on an index.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

     FHA        --  Federal Housing Authority
     MTN        --  Medium Term Note
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
HIGH YIELD FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 CORPORATE BONDS AND NOTES - 89.4%
     HEALTH CARE - 13.6%

$12,250,000   Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008 ...........  $ 8,636,250
  3,500,000   CuraGen Corporation, Conv. Sub. Deb.,
                6.000% due 02/02/2007 ...........    2,568,125
              DVI, Inc., Sr. Note:
  7,650,000     9.875% due 02/01/2004 ...........    7,114,500
  3,675,000     9.875% due 02/01/2004 ...........    3,417,750
              HIH Capital Ltd., Conv. Note:
  3,500,000     7.500% due 09/25/2006 ...........    2,380,000
  9,050,000     7.500% due 09/25/2006++ .........    6,154,000
  3,000,000   Human Genome Sciences Inc., Conv.
                Sub. Note,
                3.750% due 03/15/2007** .........    2,328,750
  2,900,000   Incyte Genomics Inc., Conv. Sub. Note,
                5.500% due 02/01/2007 ...........    2,011,875
 13,350,000   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 ...........   12,432,187
  8,745,000   Omnicare, Inc., Conv. Sub. Deb.,
                5.000% due 12/01/2007 ...........    8,865,244
  3,000,000   Vertex Pharmaceuticals Inc., Conv. Sub. Note,
                5.000% due 09/19/2007 ...........    2,456,250
                                                   -----------
                                                    58,364,931
                                                   -----------

     OIL/ENERGY - 12.1%

  8,000,000   El Paso Natural Gas Company, Bond,
                8.375% due 06/15/2032++ .........    8,120,000
 14,000,000   Hanover Compressor Company, Conv. Sr. Note,
                4.750% due 03/15/2008** .........   11,585,000
 14,000,000   PDVSA Finance Ltd., Note,
                8.500% due 11/16/2012 ...........   11,515,000
 10,000,000   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 ...........   10,375,000
  7,500,000   Southern Natural Gas Company, Sr. Note,
                8.000% due 03/01/2032** .........    7,706,250
              Tri-Union Development Corporation,
                Company Guarantee:
  2,962,000     12.500% due 06/01/2006 ..........    2,310,360
    218,750     Series AI, (Payment-In-Kind),
                12.500% due 06/01/2006++ ........      170,625
                                                   -----------
                                                    51,782,235
                                                   -----------

     WIRELESS/COMMUNICATIONS/BROADBAND - 10.5%
 12,750,000   Extreme Networks, Inc., Conv.
                Sub. Note,
                3.500% due 12/01/2006** .........   10,885,312
 11,950,000   RadiSys Corporation, Conv.
                Sub. Note,
                5.500% due 08/15/2007 ...........   10,530,938
 15,710,000   TriQuint Semiconductor, Inc.,
                Conv. Sub. Note,
                4.000% due 03/01/2007 ...........   13,157,125
 11,750,000   Vitesse Semiconductor Corporation,
                Conv. Sub. Deb.,
                4.000% due 03/15/2005** .........   10,501,563
                                                   -----------
                                                    45,074,938
                                                   -----------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
     INDEX PRODUCT - 10.5%

$22,050,000   J.P. Morgan HYDIsm November 15, 2007,
                Credit-Linked Trust Certificates,
                8.750% due 11/15/2007++** .......  $23,786,437
 19,980,000   Trains HY-1-2002, Note,
                8.654% due 02/01/2012++ .........   20,917,522
                                                   -----------
                                                    44,703,959
                                                   -----------

     GAMING - 6.0%

  7,500,000   Mikohn Gaming Corporation,
                Company Guarantee, Series B,
                11.875% due 08/15/2008 ..........    6,862,500
  6,000,000   Old Evangeline Downs, LLC,
                Company Guarantee,
                13.000% due 03/01/2010++ ........    6,090,000
 13,500,000   Riviera Holdings Corporation,
                Company Guarantee,
                11.000% due 06/15/2010 ..........   12,757,500
                                                   -----------
                                                    25,710,000
                                                   -----------

     TELECOMMUNICATIONS - 6.0%
 13,500,000   Qwest Corporation, Note,
                8.875% due 03/15/2012++ .........   14,850,000
  9,500,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 ...........   10,782,500
                                                   -----------
                                                    25,632,500
                                                   -----------

     SOFTWARE/OTHER - 5.8%

 14,000,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006** .........   13,335,000
 11,500,000   Siebel Systems Inc., Conv. Sub. Note,
                5.500% due 09/15/2006** .........   11,600,625
                                                   -----------
                                                    24,935,625
                                                   -----------

     BROAD SEMICONDUCTOR - 5.4%

 16,000,000   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007** .........    9,840,000
 14,370,000   LSI Logic Corporation, Conv. Sub. Note,
                4.000% due 02/15/2005** .........   13,453,913
                                                   -----------
                                                    23,293,913
                                                   -----------

     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 4.8%
 11,390,543   Federative Republic of Brazil, C-Bond,
                8.000% due 04/15/2014** .........   10,035,694
 10,000,000   United Mexican States,  Note,
                6.625% due 03/03/2015 ...........   10,475,000
                                                   -----------
                                                    20,510,694
                                                   -----------

     UTILITIES - 3.1%

              Illinois Power Company, First Mortgage:
  8,750,000     7.500% due 06/15/2009** .........    8,706,250
  4,000,000     11.500% due 12/15/2010++ ........    4,500,000
                                                   -----------
                                                    13,206,250
                                                   -----------

                       See Notes to Financial Statements.

HIGH YIELD FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 CORPORATE BONDS AND NOTES (CONTINUED)
     SERVICES - 3.0%

$12,000,000   Allied Waste North America Inc.,
                Company Guarantee, Series B,
                10.000% due 08/01/2009** ........  $12,885,000
                                                   -----------

     AEROSPACE/DEFENSE - 2.7%
 11,150,000   Orbital Sciences Corporation,
                Company Guarantee, Series B,
                12.000% due 08/15/2006 ..........   11,623,875
                                                   -----------

     CONSUMER PRODUCTS/LEISURE - 2.6%

              Royal Caribbean Cruises Ltd.:
  3,000,000     Deb.,
                7.250% due 03/15/2018 ...........    2,610,000
  8,000,000     Sr. Note,
                8.750% due 02/02/2011** .........    8,160,000
 10,000,000   S3 Inc., Conv. Sub. Note, (in default),
                5.750% due 10/01/2003 ...........      150,000
                                                   -----------
                                                    10,920,000
                                                   -----------

     CABLE TV - 1.7%

  5,500,000   Century Communications Corporation,
                Sr. Note, (in default),
                8.750% due 10/01/2007 ...........      2,585,000
  5,000,000   Olympus Communications LP, Sr.  Note,
                Series B, (in default),
                10.625% due 11/15/2006 ..........     4,600,000
                                                   -----------
                                                     7,185,000
                                                   -----------

     DIVERSIFIED MEDIA - 0.9%

  4,000,000   Getty Images, Inc., Conv. Sub. Note,
                5.000% due 03/15/2007 ...........    3,910,000
                                                   -----------

     MANUFACTURING - 0.7%

  5,000,000   Ogden Corporation, Deb., (in default),
                9.250% due 03/01/2022 ...........    2,775,000
                                                   -----------

              Total Corporate Bonds and Notes
                (Cost $371,709,123) .............  382,513,920
                                                   -----------


 COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.1%

   (Cost $365,567)

    387,898   Donaldson, Lufkin & Jenrette Mortgage
                Acceptance Corporation,
                Series 1995-Q10,
                Class B1,
                5.880% due 01/25/2026+++ ........      399,455
                                                   -----------

     SHARES
     ------
 COMMON STOCKS - 5.5%

     57,845   Credence Systems Corporation+ .....      410,699
    219,400   Health Care Property Investors, Inc.   8,166,068
    100,000   Health Care REIT, Inc. ............    2,847,000
    180,460   ICO Global Communications Holdings
                Ltd.+** .........................      176,851
    206,173   Komag Inc.+ .......................    1,647,322
    123,430   Life Sciences Research, Inc.+ .....      320,918


   SHARES                                              VALUE
   ------                                              -----
    708,800   Nationwide Health Properties Inc.    $ 9,923,200
      2,064   Tri-Union Development Corporation,
                Class A+ .......................            21
      3,500   Tribo Petroleum Corporation, Class A+         35
                                                   -----------

              Total Common Stocks
                (Cost $25,429,561) ..............   23,492,114
                                                   -----------


 CONVERTIBLE PREFERRED STOCK - 1.0%

   (Cost $4,597,000)

    100,000   Ford Motor Company Capital Trust II, Conv.
                Pfd., 6.500% due 01/15/2032 .....    4,387,000
                                                   -----------

 WARRANTS - 0.0% ***
     45,327   ICO Global Communications Holdings Ltd.,
                Expires 05/16/2006+ .............          453
     45,870   Komag Inc., Expires 06/30/2005+ ...      104,354
      5,000   Mikohn Gaming Corporation,
                Expires 08/15/2008+,++ ..........           50
                                                   -----------

              Total Warrants
                (Cost $11,731) ..................      104,857
                                                   -----------

  PRINCIPAL
   AMOUNT
  ---------
 REPURCHASE AGREEMENT - 2.1%
   (Cost $8,960,000)

$ 8,960,000   Agreement with Goldman Sachs Group,
                Inc., 1.080% dated 04/30/2003, to be
                repurchased at $8,960,269 on
                05/01/2003, collateralized by $8,491,710
                U.S. Treasury Notes, having various
                interest rates and maturities
                (Market Value $9,142,996) .......    8,960,000
                                                   ------------
TOTAL INVESTMENTS (Cost $411,072,982*) ..  98.1%   419,857,346
OTHER ASSETS AND LIABILITIES (NET) ......   1.9      8,214,466
                                           -----   ------------
NET ASSETS .............................. 100.0%  $428,071,812
                                           =====   ============

--------------------
    * Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at April 30, 2003, and have an aggregate market value of $94,377,483 representing 22.0% of the total net assets of the Fund (Collateral Value $100,700,337).

  *** Amount represents less than 0.1% of total net assets.

    + Non-income producing security.

   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933.

  +++ Floating rate security whose rate is reset periodically based on an index.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

TAX-EXEMPT BOND FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES - 99.2%
     ALASKA - 3.2%

$ 4,500,000   Alaska State International Airports, Airport
                & Marina Revenue, Series B, (AMBAC
                Insured),
                5.250% due 10/01/2027** .........  $ 4,691,340
  1,235,000   Anchorage, Electric Utilities,
                Power & Light
                Revenue, Sr. Lien, (MBIA Insured),
                6.500% due 12/01/2013 ...........    1,536,180
  2,000,000   Anchorage, Ice Rink, Recreational
                Revenue,
                6.375% due 01/01/2020 ...........    2,393,220
                                                   -----------
                                                     8,620,740
                                                   -----------

     ARIZONA - 2.9%

  1,000,000   Arizona School Facilities Board,
                COP, Series A,
                (MBIA Insured),
                5.250% due 09/01/2017 ...........    1,103,770
  2,000,000   Arizona Tourism & Sports Authority,
                Recreational Revenue, (Multipurpose
                Stadium Facility Project), Series A,
                (MBIA Insured),
                5.375% due 07/01/2019 ...........    2,211,080
  3,000,000   Salt River Project, Agricultural
                Improvement & Power District,
                Electric Systems Revenue,
                Series A,
                5.750% due 01/01/2009** .........    3,465,090
  1,000,000   Tucson, Street & Highway User
                Revenue, Jr. Lien, (Projects of
                1994 & 2000), (AMBAC Insured),
                6.000% due 07/01/2013 ...........    1,198,560
                                                   -----------
                                                     7,978,500
                                                   -----------

     CALIFORNIA - 8.9%

  1,000,000   Alameda County, Fremont Unified School
                District, GO, Series A, (FGIC Insured),
                5.000% due 08/01/2025 ...........    1,037,720
  1,400,000   Anaheim, Unified High School District, GO,
                Series A, (FSA Insured),
                5.000% due 08/01/2025 ...........    1,448,650
              California State Department of Water
                Resources, Power Supply Revenue,
                Series A:
  1,000,000     6.000% due 05/01/2015 ...........    1,154,090
                (AMBAC Insured):
  2,000,000     5.375% due 05/01/2018 ...........    2,211,400
  1,000,000     5.500% due 05/01/2016 ...........    1,129,590
  2,000,000   Center Unified School District, Capital
                Appreciation, GO, Series C, (MBIA
                Insured),
                Zero coupon due 09/01/2018 ......      971,360
  2,000,000   Foothill Eastern Transportation Corridor
                Agency, Capital Appreciation, Toll Road
                Revenue, (MBIA Insured),
                Zero coupon due 01/15/2018.......      937,200
  2,700,000   Jurupa, Unified School District, GO,
                (FGIC Insured),
                5.125% due 08/01/2022 ...........    2,860,974
  1,140,000   Los Angeles, Unified School District,
                GO, Series A, (FSA Insured),
                5.250% due 07/01/2019 ...........    1,249,554
  2,000,000   Orange County, COP, Series A, (MBIA
                Insured),
                6.000% due 07/01/2026 ...........    2,270,020
                                                   -----------


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 1,180,000   Palmdale, COP, (Park Improvement
                & Avenue S Construction Project),
                (MBIA Insured),
                5.250% due 09/01/2018 ...........  $ 1,308,750
  2,000,000   Placentia-Yorba Linda, Unified School
                District, GO, Series A,
                (FGIC Insured),
                5.000% due 08/01/2026 ...........    2,063,400
  1,300,000   Port of Oakland, Airport & Marina
                Revenue, Series L, AMT,
                (FGIC Insured),
                5.000% due 11/01/2032 ...........    1,308,307
    683,000   Sacramento, COP, (Centrex System Lease),
                Series A,
                5.550% due 09/15/2004 ...........      711,481
  2,000,000   San Francisco City and County,
                International Airports Commission,
                Airport Revenue, Second Series,
                Issue 29B, (FGIC Insured),
                5.125% due 05/01/2020 ...........    2,145,600
  7,000,000   San Joaquin Hills, Transportation Corridor
                Agency, Toll Road Revenue, Series A,
                (MBIA Insured),
                Zero coupon due 01/15/2034 ......    1,385,160
                                                   -----------
                                                    24,193,256
                                                   -----------

     COLORADO - 2.1%

  2,735,000   Adams & Arapahoe Counties, Joint School
                District No. 28J, GO, Series A, (FSA
                Insured),
                5.125% due 12/01/2021 ...........    2,914,635
  1,000,000   Colorado Health Facility Authority,
                Health Care Revenue, (Catholic
                Health Initiatives),
                5.250% due 09/01/2021 ...........    1,031,590
  1,650,000   Lakewood, COP, (AMBAC Insured),
                5.350% due 12/01/2017 ...........    1,827,210
                                                   -----------
                                                     5,773,435
                                                   -----------

     CONNECTICUT - 1.0%

  1,500,000   Connecticut State Special Obligation
                Parking, Airport & Marina Revenue,
                (Bradley International Airport),
                Series A, AMT, (ACA Insured),
                6.600% due 07/01/2024 ...........    1,623,825
    995,000   Mashantucket Western Pequot Tribe,
                Special Revenue, Series A, ETM,
                6.500% due 09/01/2005 ...........    1,110,987
                                                   -----------
                                                     2,734,812
                                                   -----------

     DISTRICT OF COLUMBIA - 0.2%

    500,000   District of Columbia, Water & Sewer
                Authority, Public Utilities Revenue,
                (FSA Insured),
                5.500% due 10/01/2017 ...........      579,470
                                                   -----------

     FLORIDA - 11.8%

    250,000   Bay County, Water Systems Revenue,
                (AMBAC Insured),
                5.700% due 09/01/2030 ...........      279,050
    500,000   Brevard County, School Board Authority,
                COP, Series B, (AMBAC Insured),
                5.500% due 07/01/2021 ...........      549,455
    450,000   Collier County, Industrial Development
                Authority, IDR, (Southern States
                Utilities Project), AMT,
                6.500% due 10/01/2025 ...........      446,611
    600,000   Dade County, Aviation Revenue, Series B,
                AMT, (MBIA Insured),
                6.600% due 10/01/2022** .........      619,080


                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     FLORIDA (CONTINUED)

$ 9,750,000   Dade County, Guaranteed Entitlement Revenue,
                Series A, (MBIA Insured),
                Zero coupon due 02/01/2018 ......  $ 4,275,472
              Escambia County, Health Facilities
                Authority, Health Facilities Revenue:
    200,000     (Baptist Hospital Inc.), Series B,
                6.000% due 10/01/2014 ...........      203,742
  1,500,000     (Florida Health Care Facilities Loan-VHA
                Program), (AMBAC Insured),
                5.950% due 07/01/2020 ...........    1,644,210
    650,000   Escambia County, Utilities Authority,
                Utility Systems Revenue, (FGIC Insured),
                5.250% due 01/01/2029 ...........      684,743
    900,000   Florida Housing Finance Agency, Housing
                Revenue, (Spinnaker Cove Apartments
                Project), Series G, AMT, (AMBAC
                Insured),
                6.500% due 07/01/2036** .........      952,794
    450,000   Florida Housing Finance Agency, SFMR,
                Series A, AMT, (GNMA/FNMA Collateral),
                6.650% due 01/01/2024** .........      469,985
    800,000   Florida State Board of Education, Lottery
                Revenue, Series A, (FGIC Insured),
                5.250% due 07/01/2017 ...........      875,680
    675,000   Florida State Municipal Power Agency,
                Power & Light Revenue, (Stanton Project),
                (FSA Insured),
                5.500% due 10/01/2014 ...........      774,630
  1,000,000   Florida State Turnpike Authority, Turnpike
                Revenue, (Department of Transportation),
                Series A, (FGIC Insured),
                5.000% due 07/01/2016** .........    1,016,590
    800,000   Gulf Breeze, Revenue Bonds, (Venice Local
                Government Loan), Series E,
                (FGIC Insured),
                4.950% due 12/01/2020 ...........      871,768
    800,000   Hillsborough County, Capital Improvement
                Program Revenue, (Criminal Justice
                Facilities Project), (FGIC Insured),
                5.250% due 08/01/2016** .........      815,280
  1,000,000   Hillsborough County, Port District Revenue,
                (Tampa Port Authority Project), Series A,
                AMT, (MBIA Insured),
                5.375% due 06/01/2027 ...........    1,043,690
  1,615,000   Jacksonville Electric Authority, Water &
                Sewer Revenue, Series A,
                5.000% due 10/01/2014 ...........    1,726,467
  1,500,000   Jacksonville, Sales Tax Revenue, (Better
                Jacksonville Project), (MBIA Insured),
                5.250% due 10/01/2020 ...........    1,633,740
    600,000   Jacksonville, Water & Sewer Revenue,
                (United Waterworks Inc. Project), AMT,
                (AMBAC Insured),
                6.350% due 08/01/2025** .........      662,316
    480,000   Manatee County, Housing Finance Authority,
                SFMR, Series 94-4, AMT, (GNMA/FNMA
                Collateral),
                6.875% due 11/01/2026 ...........      507,384
  1,095,000   Marion County, School Board, COP, (FSA
                Insured),
                5.250% due 06/01/2018 ...........    1,207,172



  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 1,000,000   Miami-Dade County,  Aviation Revenue,
                Series A, AMT, (FSA Insured),
                5.000% due 10/01/2033 ...........  $ 1,004,810
    500,000   Orange County, Housing Finance Authority,
                MFHR, (Hands Inc. Project), Series A,
                7.000% due 10/01/2025** .........      558,330
  5,000,000   Orlando, Utilities Commission, Water &
                Electric Revenue,
                6.000% due 10/01/2010 ...........    5,940,850
    600,000   Orlando-Orange County, Expressway
                Authority, Expressway Revenue, Jr. Lien,
                (FSA Insured),
                5.950% due 07/01/2023 ...........      604,926
  1,500,000   Osceola County, School Board, COP,
                Series A, (AMBAC Insured),
                5.125% due 06/01/2022 ...........    1,590,900
    900,000   Pasco County, Solid Waste Disposal &
                Resource Recovery System, Resource
                Recovery Revenue, AMT, (AMBAC
                Insured),
                6.000% due 04/01/2011 ...........    1,027,350
                                                   -----------
                                                    31,987,025
                                                   -----------

     GEORGIA - 5.2%

  1,000,000   Georgia Municipal Electric Authority, Power
                & Light Revenue, (Combustion Turbine
                Project), Series A, (MBIA Insured),
                5.250% due 11/01/2016 ...........    1,105,090
  5,000,000   Georgia State, GO, Series B,
                6.300% due 03/01/2009** .........    5,945,750
              Monroe County, Development Authority,
                PCR, (Oglethorpe Power
                Corporation Project), Series A,
                (MBIA-IBC Insured):
  2,500,000     6.700% due 01/01/2009 ...........    2,996,275
  3,410,000     6.750% due 01/01/2010** .........    4,128,248
                                                   -----------
                                                    14,175,363
                                                   -----------

     HAWAII - 0.9%

              Honolulu City and County, GO, Series A:
  1,270,000     (Unrefunded Balance),
                6.000% due 01/01/2012 ...........    1,490,536
    730,000     ETM,
                6.000% due 01/01/2012 ...........      871,138
                                                   -----------
                                                     2,361,674
                                                   -----------

     IDAHO - 0.9%

  2,000,000   Idaho Health Facilities Authority,
                Health Care Revenue, (IHC Hospitals
                Inc. Project), (Inverse Floater),
                ETM,
                6.650% due 02/15/2021+ ..........    2,573,980
                                                   -----------

     ILLINOIS - 6.2%

    915,000   Bolingbrook, Capital Appreciation, GO,
                Series C, (MBIA Insured),
                Zero coupon due 01/01/2025 ......      292,736
              Chicago, O'Hare International Airport,
                Special Facilities Revenue, Series B:
    965,000     (Second Lien Passenger Facility),
                (AMBAC Insured),
                5.500% due 01/01/2017 ...........    1,071,247
  1,000,000     (United Airlines Project), AMT,
                (in default),
                6.100% due 11/01/2035 ...........      117,000



                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     ILLINOIS (CONTINUED)

$ 2,570,000   Cook County, Oak Lawn School District
                No. 122, Capital Appreciation, GO,
                (FGIC Insured),
                Zero coupon due 12/01/2016 ......  $ 1,383,611
  1,020,000   Cook County, River Trails School
                District No. 026, Capital
                Appreciation, GO, ETM,
                (MBIA Insured),
                Zero coupon due 12/01/2004 ......      997,570
  2,000,000   Illinois State, GO, Series 1,
                (MBIA Insured),
                5.750% due 12/01/2012 ...........    2,355,780
              Metropolitan Pier & Exposition Authority,
                Capital Appreciation, Dedicated State
                Tax Revenue, Series A, (FGIC Insured):
                (Unrefunded Balance):
     85,000     Zero coupon due 06/15/2008 ......       73,320
    130,000     Zero coupon due 06/15/2009 ......      106,666
                ETM:
    620,000     Zero coupon due 06/15/2008 ......      537,515
  3,295,000     Zero coupon due 06/15/2008 ......    2,856,633
  5,055,000     Zero coupon due 06/15/2009 ......    4,172,802
    815,000     Zero coupon due 06/15/2009 ......      672,766
  2,000,000   Metropolitan Pier & Exposition Authority,
                Sales Tax Revenue, (McCormick Place
                Expansion Project), Series A, (MBIA
                Insured),
                5.250% due 06/15/2042 ...........    2,091,320
                                                   -----------
                                                    16,728,966
                                                   -----------

     INDIANA - 2.6%

  6,000,000   Indiana Municipal Power Agency, Power
                Supply System Revenue, Series A, ETM,
                (MBIA Insured),
                6.125% due 01/01/2013** .........    7,087,680
                                                   -----------

     KANSAS - 0.5%

  1,315,000   Kansas State Development Finance Authority,
                Limited Tax Revenue, (Department of
                Commerce & Housing IMPACT Program),
                (MBIA Insured),
                5.000% due 06/01/2010 ...........    1,469,105
                                                   -----------

     KENTUCKY - 2.0%

  2,100,000   Jefferson County, Alliant Health
                Systems Inc., Hospital Revenue,
                (Inverse Floater), (Unrefunded
                Balance), (MBIA Insured),
                11.473% due 10/09/2008+ .........    2,201,976
  1,435,000   Kentucky State Property & Buildings
                Commission, Lease Revenue, (Project
                No. 74), (FSA Insured),
                5.375% due 02/01/2016 ...........    1,597,901
  1,500,000   Kentucky State Turnpike Authority,
                Economic Development Road Revenue,
                (Revitalization Project),
                (Pre-refunded to 01/01/2011),
                (FSA Insured),
                5.625% due 07/01/2013 ...........    1,698,150
                                                   -----------
                                                     5,498,027
                                                   -----------

     LOUISIANA - 0.9%

  1,500,000   Louisiana Public Facilities Authority,
                Customer Receipts Revenue, Series B,
                ETM,
                Zero coupon due 12/01/2019 ......      690,780


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 1,500,000   Louisiana State, GO, Series A, (FGIC
                Insured),
                5.500% due 11/15/2008 ...........  $ 1,730,670
                                                   -----------
                                                     2,421,450
                                                   -----------

     MARYLAND - 0.8%

  2,000,000   Baltimore, Port Facilities,
                Industrial Revenue,
                (Consolidated Coal Sales Project),
                Series B,
                6.500% due 10/01/2011** .........    2,048,580
                                                   -----------

     MASSACHUSETTS - 2.0%

  1,500,000   Massachusetts Municipal Wholesale Electric
                Company, Power Supply System Revenue,
                (Project 6-A), (MBIA Insured),
                5.250% due 07/01/2015 ...........    1,653,150
  1,000,000   Massachusetts State Development Finance
                Agency, Revenue Bonds,
                (Hillcrest Educational Centers
                Inc. Project),
                6.375% due 07/01/2029 ...........      978,110
  1,000,000   Massachusetts State Health & Educational
                Facilities Authority, Health Care
                Revenue, (Health Care System-Covenant
                Health),
                6.000% due 07/01/2031 ...........    1,046,960
  1,500,000   Massachusetts State, Federal Highway
                Grant Anticipation Notes Revenue,
                Series A,
                5.750% due 06/15/2015 ...........    1,721,175
                                                   -----------
                                                     5,399,395
                                                   -----------

     MICHIGAN - 1.1%

  1,000,000   Manchester, Community Schools, GO,
                (Building and Site Project),
                5.000% due 05/01/2031 ...........    1,020,820
              Michigan State Strategic Fund, Limited
                Obligation Revenue, AMT:
  1,000,000     (Detroit Edison Company Exempt
                Facilities Project), Series C,
                (XLCA Insured),
                5.450% due 12/15/2032 ...........    1,039,250
  1,000,000     (Detroit Edison Company Pollution
                Control Project), Series B,
                5.650% due 09/01/2029 ...........    1,021,430
                                                   -----------
                                                     3,081,500
                                                   -----------

     MISSOURI - 3.3%

  2,250,000   Bi-State Development Agency of the
                Missouri-Illinois Metropolitan
                District, Mass Transit Sales Tax
                Revenue, (Metrolink Cross County
                Extension Project), Series B,
                (FSA Insured),
                5.250% due 10/01/2019 ...........    2,458,553
  1,000,000   Cape Girardeau County, Industrial
                Development  Authority, Health Care
                Facilities Revenue, (Southeast Hospital
                Association Project),
                5.625% due 06/01/2027 ...........     1,023,510
    600,000   Fenton, Tax Increment Revenue, (Gravois
                Bluffs Improvement Project),
                7.000% due 10/01/2021 ...........      634,914
  1,500,000   Jackson County, Reorganized School District
                No. 7, GO, (Lee's Summit School District),
                (FSA Insured),
                5.250% due 03/01/2015 ...........    1,662,465
  1,000,000   Missouri State Health and Education
                Facilities Authority, Education
                Facilities Revenue, (University of
                Missouri- Columbia Arena Project),
                5.000% due 11/01/2018 ...........    1,065,910


                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     MISSOURI (CONTINUED)

              St. Louis County, Pattonville
                School District No. R-3, GO,
                (Missouri Direct Deposit
                Program), (FGIC Insured):
$ 1,000,000     5.750% due 03/01/2017 ...........  $ 1,144,500
    880,000     5.750% due 03/01/2018 ...........    1,003,358
                                                   -----------
                                                     8,993,210
                                                   -----------

     NEBRASKA - 3.1%

  7,000,000   Omaha Public Power District, Electric
                Revenue, Series B, ETM,
                6.150% due 02/01/2012** .........    8,325,450
                                                   -----------

     NEVADA - 0.8%

  1,000,000   Clark County, GO, (Las Vegas Convention
                Center Project), Series A,
                5.000% due 07/01/2024 ...........    1,021,990
  1,000,000   Reno, Sales & Room Tax Revenue, Sr.
                Lien, (ReTrac-Reno Transportation
                Rail Access Corridor Project),
                (AMBAC Insured),
                5.125% due 06/01/2037 ...........    1,024,260
                                                   -----------
                                                     2,046,250
                                                   -----------

     NEW JERSEY - 1.3%

  1,000,000   New Jersey Economic Development Authority,
                Economic Development Revenue,
                (Kapkowski Road Landfill Project),
                5.750% due 04/01/2031** .........      973,530
  1,340,000   New Jersey Educational Facilities
                Authority, Government Fund Grant
                Revenue, (Higher Education Capital
                Improvement Project),
                Series A, (AMBAC Insured),
                5.250% due 09/01/2020 ...........    1,451,434
  1,000,000   New Jersey Transit  Corporation, COP,
                (Federal Transit Administration Grants
                Projects), Series A, (AMBAC Insured),
                5.500% due 09/15/2013 ...........    1,156,490
                                                   -----------
                                                     3,581,454
                                                   -----------

     NEW YORK - 5.0%

  1,265,000   Metropolitan Transportation Authority,
                Service Contract Revenue,
                (Transportation Facilities Project),
                Series 7,
                4.750% due 07/01/2019 ...........    1,373,119
  1,500,000   Metropolitan Transportation Authority,
                Transportation Revenue, Series A,
                (FGIC Insured),
                5.250% due 11/15/2031 ...........    1,578,735
  2,000,000   Nassau County, Interim Finance Authority,
                Sales Tax Revenue, Series A,
                5.750% due 11/15/2013 ...........    2,256,140
  1,000,000   New York State Dormitory Authority,
                College & University Revenue, (State
                University Educational Facilities
                Project), (MBIA Insured),
                6.000% due 05/15/2016 ...........    1,172,630
  1,700,000   New York State Environmental Facilities
                Corporation, State Clean Water & Drinking
                Water Revolving Funds Revenue, (Pooled
                Financing Program), Series C,
                5.000% due 07/15/2020 ...........    1,800,861


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$   580,000   New York State Housing Finance Agency,
                MFHR, (Secured Mortgage Program),
                Series F, AMT,
                6.625% due 08/15/2012 ...........  $   592,505
  1,500,000   New York State Mortgage Agency,
                Homeowner Mortgage Revenue,
                Series 82, AMT,
                5.650% due 04/01/2030 ...........    1,569,150
  1,000,000   New York State Urban Development
                Corporation, Personal Income Tax
                Revenue, Series C-1, (FGIC Insured),
                5.500% due 03/15/2019 ...........    1,117,440
              New York State, GO:
  1,000,000     Series B, ETM, (FSA Insured),
                7.000% due 06/01/2014** .........    1,006,470
  1,000,000     Series H,
                5.750% due 03/15/2013 ...........    1,092,790
                                                   -----------
                                                    13,559,840
                                                   -----------

     NORTH CAROLINA - 1.2%

  1,000,000   Charlotte, COP, (Convention Facility
                Project), Series A,
                5.500% due 08/01/2019*** ........    1,096,720
  2,000,000   North Carolina Municipal Power Agency
                No. 1, Catawba Electric Revenue,
                Series A, (MBIA Insured),
                5.250% due 01/01/2018 ...........    2,181,140
                                                   -----------
                                                     3,277,860
                                                   -----------

     OHIO - 2.5%

  1,000,000   Cuyahoga County, Hospital Facilities
                Revenue, (Canton Inc. Project),
                7.500% due 01/01/2030 ...........    1,109,430
  1,000,000   Franklin County, Convention Facilities
                Authority, Tax & Lease Revenue,
                (AMBAC Insured),
                5.250% due 12/01/2013 ...........    1,127,290
  1,000,000   Montgomery County, Hospital Revenue,
                (Grandview Hospital & Medical Center
                Project), ETM,
                5.250% due 12/01/2003 ...........    1,023,840
  2,175,000   Ohio State Building Authority, Lease
                Revenue, (Administrative Building
                Fund Projects),  Series A, (FSA Insured),
                5.500% due 04/01/2015 ...........    2,460,338
  1,000,000   Ohio State University, General Receipts
                Revenue, Series A,
                5.125% due 12/01/2031 ...........    1,036,130
                                                   -----------
                                                     6,757,028
                                                   -----------

     OKLAHOMA - 0.7%

    555,000   Oklahoma Housing & Finance Authority,
                SFMR, Series B, AMT, (GNMA Collateral),
                7.997% due 08/01/2018**                611,893
  1,000,000   Tulsa County, Public Facilities Authority,
                Capital Improvement Revenue, (AMBAC
                Insured),
                6.250% due 11/01/2022 ...........    1,190,660
                                                   -----------
                                                     1,802,553
                                                   -----------

                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     OREGON - 2.4%

$   895,000   Clackamas County, Lake Oswego School
                District No. 7J, GO,
                5.500% due 06/01/2010 ...........  $ 1,029,948
  1,000,000   Oregon Health Sciences University,
                College & University Revenue,
                Series A, (MBIA Insured),
                5.250% due 07/01/2022 ...........    1,069,140
  1,000,000   Oregon State Department of Administrative
                Services, COP, Series C,
                (MBIA Insured),
                5.250% due 11/01/2018 ...........    1,088,600
  2,000,000   Portland, Sewer System Revenue,
                Second Lien,
                Series A, (FSA Insured),
                5.250% due 06/01/2020 ...........    2,166,860
  1,000,000   Portland, Tax Allocation Revenue,
                (Downtown Waterfront Urban Renewal &
                Redevelopment Project), Series A,
                (AMBAC Insured),
                5.750% due 06/15/2016 ...........    1,153,220
                                                   -----------
                                                     6,507,768
                                                   -----------

     PENNSYLVANIA - 2.1%

              Philadelphia, Gas Works Revenue,
                (1998 General Ordinance), (FSA Insured):
  1,000,000     Fourth Series,
                5.250% due 08/01/2020 ...........    1,082,780
  2,500,000     Second Series,
                5.250% due 07/01/2029 ...........    2,631,175
    820,000   Philadelphia, Parking Authority, Auto Parking
                Revenue, Series A, (AMBAC Insured),
                5.250% due 02/15/2029 ...........      862,697
  1,000,000   Philadelphia, Redevelopment Authority
                Revenue, (Neighborhood Transformation
                Project), Series A, (FGIC Insured),
                5.500% due 04/15/2017 ...........    1,121,180
                                                   -----------
                                                     5,697,832
                                                   -----------

     PUERTO RICO - 0.4%

  1,000,000   Puerto Rico Municipal Finance Agency,
                Revenue Bonds, Series A,
                (FSA Insured),
                5.250% due 08/01/2021 ...........    1,080,150
                                                   -----------

     RHODE ISLAND - 0.6%

  1,455,000   Providence, GO, Series A, (FGIC Insured),
                5.500% due 01/15/2014 ...........    1,645,780
                                                   -----------

     SOUTH CAROLINA - 2.5%

  1,300,000   Chesterfield County, School District, GO,
                (FSA Insured),
                5.375% due 03/01/2018 ...........    1,436,461
  1,955,000   Greenville, Waterworks System Revenue,
                5.250% due 02/01/2019 ...........    2,136,580
    825,000   Lancaster County, School District, GO,
                (FSA Insured),
                4.750% due 03/01/2019 ...........      855,269
  1,250,000   Myrtle Beach, Jobs Economic Development
                Authority, Revenue Bonds, (Myrtle
                Beach Convention Center Hotel
                Project), Series B,
                6.625% due 04/01/2036 ...........    1,254,788
  1,000,000   South Carolina, Jobs Economic
                Development Authority, IDR,
                (Electric & Gas Company
                Project), Series A, (AMBAC Insured),
                5.200% due 11/01/2027 ...........    1,047,730
                                                   -----------
                                                     6,730,828
                                                   -----------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
     TENNESSEE - 1.2%

$ 1,000,000   Johnson City, Health & Educational Facility
                Board, Hospital Revenue, (Mountain
                States Health Care Facilities First
                Mortgage Project), Series A,
                7.500% due 07/01/2033 ...........  $ 1,106,160
  2,100,000   Tennessee Housing Development Agency,
                Housing Revenue, (Homeownership
                Program), Series 2A, AMT,
                5.700% due 07/01/2031 ...........    2,199,351
                                                   -----------
                                                     3,305,511
                                                   -----------

     TEXAS - 6.6%

  1,500,000   Austin, Water & Wastewater System
                Revenue, (MBIA Insured),
                5.250% due 11/15/2019 ...........    1,622,175
  1,000,000   Brazos River Authority, PCR, (TXU Energy
                Company LLC Project), Series C, AMT,
                5.750% due 05/01/2036 ...........      984,450
  1,000,000   Corpus Christi, GO, (FSA Insured),
                5.750% due 03/01/2018 ...........    1,117,740
  1,500,000   Dallas-Fort Worth International
                Airport Board, Airport & Marina
                Revenue, Series A, AMT,
                (FGIC Insured),
                5.500% due 12/01/2031 ...........    1,564,620
  2,000,000   Houston, Airport System, Airport & Marina
                Revenue, Sub. Lien, Series A, AMT,
                (FSA Insured),
                5.125% due 07/01/2032 ...........    2,018,800
  1,000,000   Houston, GO, (Public Improvement
                Project), (FSA Insured),
                5.750% due 03/01/2015 ...........    1,143,720
  1,000,000   Houston, Hotel Occupancy Tax & Special
                Revenue, (Convention & Entertainment
                Project), Series B, (AMBAC Insured),
                5.750% due 09/01/2015 ...........    1,141,600
  2,050,000   Houston, Water & Sewer System Revenue, Jr.
                Lien, Series C, (FGIC Insured),
                5.375% due 12/01/2027 ...........    2,177,777
  1,100,000   Metro Health Facilities Development
                Corporation, Health Care Revenue,
                (Wilson N. Jones Memorial Hospital
                Project),
                7.200% due 01/01/2021 ...........    1,031,118
              North Central, Health Facilities Development
                Corporation Revenue:
  1,000,000     (Baylor Health Care System Project),
                Series A,
                5.125% due 05/15/2029 ...........    1,006,520
  1,000,000     (Children's Medical Center of Dallas
                Project), (AMBAC Insured),
                5.250% due 08/15/2032 ...........    1,031,620
  1,000,000   Texas Tech University System, Financing
                System Revenue, Seventh Series, (MBIA
                Insured),
                5.000% due 08/15/2025 ...........    1,025,320
  2,000,000   University of Texas Financing System,
                College & University Revenue, Series A,
                5.250% due 08/15/2019 ...........    2,181,760
                                                   -----------
                                                    18,047,220
                                                   -----------

                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     VIRGINIA - 1.1%

              Richmond, GO, (FSA Insured):
$   600,000     5.125% due 01/15/2008 ...........  $   672,360
  1,000,000     5.250% due 01/15/2009 ...........    1,131,930
  1,000,000     5.500% due 01/15/2010 ...........    1,146,460
                                                   -----------
                                                     2,950,750
                                                   -----------

     WASHINGTON - 9.2%

  2,500,000   Energy Northwest, Electric Revenue,
                (Nuclear Project 3), Series A , (FSA
                Insured),
                5.500% due 07/01/2017 ...........    2,770,625
  5,000,000   Franklin County, Pasco School District No.1,
                GO, (FSA Insured),
                5.250% due 12/01/2019*** ........    5,417,150
  4,500,000   King County, Kent School District No. 415,
                GO, Series C,
                6.300% due 12/01/2008** .........    5,297,400
              Washington State, GO:
  3,000,000     Series B & AT-7,
                6.400% due 06/01/2017** .........    3,729,000
    130,000     Series B, (Pre-refunded to 05/01/2004),
                5.000% due 05/01/2017** .........      135,058
  7,440,000     Series B, (Unrefunded Balance),
                5.000% due 05/01/2017 ...........    7,729,490
                                                   -----------
                                                    25,078,723
                                                   -----------

     WEST VIRGINIA - 0.9%

  2,500,000   Harrison County, County Community Solid
                Waste Disposal Authority, IDR,
                (Monongahela Power Company Project),
                Series A, AMT, (MBIA-IBC Insured),
                6.875% due 04/15/2022 ...........    2,534,750
                                                   -----------

     WISCONSIN - 1.1%

  1,000,000   De Pere, Unified School District, GO,
                (FGIC Insured),
                5.000% due 10/01/2012 ...........    1,101,640
    875,000   Wisconsin Housing & Economic
                Development Authority, Home Ownership
                Revenue, Series F, AMT,
                5.250% due 07/01/2029 ...........      892,185
    860,000   Wisconsin State Health & Educational
                Facilities Authority, Health Care Revenue,
                (Waukesha Memorial Hospital Project),
                Series A, (AMBAC Insured),
                7.125% due 08/15/2007 ...........      864,240
                                                   -----------
                                                     2,858,065
                                                   -----------

              Total Municipal Bonds and Notes
                (Cost $245,323,179)  ............  269,493,980
                                                   -----------


 SHORT-TERM MUNICIPAL BONDS - 1.9%

    900,000   Idaho Health Facilities Authority, Health
                Care Revenue, (Saint Luke's Regional
                Medical Center Project), (FSA Insured),
                1.280% due 07/01/2030++ .........      900,000
  4,150,000   New York State, GO, Subseries A-10,
                1.260% due 08/01/2016++ ........     4,150,000
                                                   -----------
              Total Short-Term Municipal Bonds
                (Cost $5,050,000) ..............     5,050,000
                                                   -----------



                                                       VALUE
                                                       -----
TOTAL INVESTMENTS (Cost $250,373,179*) ... 101.1%  $274,543,980
OTHER ASSETS AND LIABILITIES (NET) .......  (1.1)   (2,941,694)
                                           -----   ------------
NET ASSETS ............................... 100.0%  $271,602,286
                                           =====   ============

--------------------
    * Aggregate cost for federal tax purposes.

   ** Security segregated as collateral for when-issued securities or futures contracts.

  *** Security purchased on a when-issued basis.

    + Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2003.

   ++ Variable rate securities payable upon demand with not more that five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2003.

Tax-Exempt Bond Fund had the following industry concentrations greater than 10% at April 30, 2003 (as a percentage of net assets) (unaudited):

                General Obligation     22.1%
                General Purpose        14.4%
                Power                  12.6%
                Transportation         11.0%

Tax-Exempt Bond Fund had the following insurance concentrations greater than 10% at April 30, 2003 (as a percentage of net assets) (unaudited):

                MBIA                   20.8%
                FSA                    17.0%
                FGIC                   13.9%
                AMBAC                  11.4%

  NUMBER OF                                        UNREALIZED
  CONTRACTS                             VALUE     DEPRECIATION
--------------------------------------------------------------
FUTURES CONTRACTS-SHORT POSITION
  119   U.S. 5 Year Treasury Note,
            June 2003 ...........  $ 13,536,250  $     (52,239)
   28   U.S. 10 Year Treasury Note,
            June 2003 ..............  3,223,500         (8,212)
                                                 -------------

        Net Unrealized Depreciation of
            Future Contracts ..................  $     (60,451)
                                                 =============


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

      ACA   -- American Capital Access
      AMBAC -- American Municipal Bond Assurance Corporation
      AMT   -- Alternative Minimum Tax
      COP   -- Certificate of Participation
      ETM   -- Escrowed to Maturity
      FGIC  -- Federal Guaranty Insurance Corporation
      FNMA  -- Federal National Mortgage Association
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      GO    -- General Obligation Bond
      IBC   -- Insured Bond Certificate
      IDR   -- Industrial Development Revenue
      MBIA  -- Municipal Bond Investors Assurance
      MFHR  -- Multi-family Housing Revenue
      PCR   -- Pollution Control Revenue
      SFMR  -- Single Family Mortgage Revenue
      VHA   -- Veterans Housing Authority
      XLCA  -- XL Capital Assurance
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
CALIFORNIA MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES - 98.7%
     CALIFORNIA - 98.4%

$             ABAG Financing Authority for Nonprofit
                Corporations, COP:
    340,000     (Episcopal Homes Foundation),
                5.000% due 07/01/2007 ............ $   366,795
                (O'Connor Woods Obligation Group),
                (ACA Insured):
  1,000,000     5.400% due 11/01/2009 ............   1,121,630
  2,530,000     5.700% due 11/01/2013 ............   2,779,660
  1,000,000   ABAG Financing Authority for Nonprofit
                Corporations, MFHR, (Archstone
                Redwood), Series A,
                5.300% due 10/01/2008 ............   1,075,850
  1,240,000   ABAG Financing Authority for Nonprofit
                Corporations, Revenue Bonds, (California
                School of Mechanical Arts),
                5.250% due 10/01/2026 ............   1,294,027
  1,345,000   ABC Unified School District, GO, Series A,
                (MBIA Insured),
                4.800% due 02/01/2018*** .........   1,456,917
  5,360,000   Alhambra, Improvement Board Act of 1915,
                Special Tax Revenue, (Public Works
                Assessment District No. 1), (MBIA
                Insured),
                6.125% due 09/02/2018** ..........   5,497,752
  1,050,000   Alta Loma, School District, Capital
                Appreciation, GO, Series A, (FGIC
                Insured),
                Zero coupon due 08/01/2022 .......     400,081
  2,000,000   Anaheim, Public Financing Authority, Tax
                Allocation Revenue, (Inverse Floater),
                (MBIA Insured),
                11.620% due 12/28/2018+ ..........   2,761,500
  2,210,000   Azusa, Community Facilities District No. 1,
                Special Tax Revenue, (Mountain Cove),
                Series A,
                6.000% due 09/01/2026 ............   2,232,586
              Baldwin Park, Unified School District, GO,
                (Election of 2002), (FSA Insured):
  2,065,000     5.000% due 08/01/2022 ............   2,174,073
  2,120,000     5.000% due 08/01/2027 ............   2,189,769
  2,000,000   Barstow, Redevelopment Agency, Tax
                Allocation Revenue, (Central
                Redevelopment Project), Series A,
                (MBIA Insured),
                7.000% due 09/01/2014 ............   2,592,400
  1,555,000   Beverly Hills, Unified School
                District, GO, Series A,
                5.000% due 08/01/2022 ............   1,630,604
  3,155,000   Burbank, Waste Disposal Revenue, Series B,
                (FSA Insured),
                5.250% due 05/01/2024 ............   3,346,572
  2,895,000   Butte-Glenn Community College District,
                Capital Appreciation, GO, Series A,
                Zero coupon due 02/01/2027 .......     840,129


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 2,725,000   California Community College Financing
                Authority, Lease Revenue, (San Diego
                Community College), Series B, (MBIA
                Insured),
                5.000% due 12/01/2020 ............ $ 2,875,665
  2,000,000   California Department of Veteran Affairs,
                Home Purchase Revenue, Series A,
                (AMBAC Insured),
                5.400% due 12/01/2018 ............   2,209,240
              California Educational Facilities Authority,
                College & University Revenue:
  2,485,000     (Heald College),
                5.450% due 02/15/2022 ............   2,504,656
  1,000,000     (Pooled College & University), Series B,
                6.625% due 06/01/2020 ............   1,095,560
  1,000,000     (University of San Diego), Series A,
                5.250% due 10/01/2030 ............   1,042,590
  1,000,000   California Educational Facilities
                Authority, Student Loan Revenue,
                (California Loan Program), Series A,
                AMT, (MBIA Insured),
                5.100% due 03/01/2014 ............   1,065,030
  2,250,000   California Financing Authority for
                Resource Efficiency, Lease Revenue,
                (First Resource Efficiency Program),
                (AMBAC Insured),
                6.000% due 07/01/2017 ............   2,402,595
  1,000,000   California Housing Finance Agency, Home
                Mortgage Revenue, Series B, AMT,
                (MBIA Insured),
                6.000% due 08/01/2016 ............   1,056,710
              California Housing Finance Agency, Home
                Ownership & Improvement Revenue, AMT,
                (MBIA Insured):
     80,000     Series B,
                5.200% due 08/01/2026 ............      80,698
    665,000     Series D,
                6.300% due 08/01/2014 ............     689,545
  2,630,000     Series F,
                6.800% due 08/01/2014 ............   2,761,474
  1,000,000   California Infrastructure & Economic
                Development Bank, Health Care Revenue,
                (The J. David Gladstone Institute
                Project),
                5.500% due 10/01/2015 ............   1,104,770
  3,855,000   California Infrastructure & Economic
                Development Bank, Lease Revenue,
                (Asian Art Museum of San Francisco
                Project), (MBIA Insured),
                5.500% due 06/01/2017 ............   4,318,795
  2,500,000   California Pollution Control Financing
                Authority, PCR,
                (San Diego Gas and Electric), Series A,
                AMT, (AMBAC Insured),
                5.850% due 06/01/2021 ............   2,557,375
    445,000   California Rural Home Mortgage
                Finance Authority, SFMR,
                (Mortgage-Backed Securities Program),
                 Issue A, Series 2, AMT,
                (GNMA/FHLMC Collateral),
                7.950% due 12/01/20  .............  24 481,397
  6,320,000   California State Department of
                Transportation, COP, Series A,
                (MBIA Insured),
                5.250% due 03/01/2016** ..........   6,925,014



                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)

              California State Department of Water
                Resources, Power Supply Revenue, Series A:
$ 2,000,000     5.125% due 05/01/2018 ............ $ 2,112,160
  3,000,000     5.125% due 05/01/2019 ............   3,143,520
  5,000,000     5.750% due 05/01/2017 ............   5,568,600
  5,000,000     5.875% due 05/01/2016 ............   5,662,900
                (AMBAC Insured):
  2,000,000     5.500% due 05/01/2015 ............   2,265,700
  2,000,000     5.500% due 05/01/2016 ............   2,259,180
  3,000,000     (XLCA Insured),
                5.375% due 05/01/2017 ............   3,319,500
              California State Department of Water
                Resources, Water Revenue:
  5,000,000     (Center Valley Project), Series Y, (FGIC
                Insured),
                5.250% due 12/01/2013 ............   5,703,800
                Series W, (FSA Insured):
  2,000,000     5.000% due 12/01/2018 ............   2,137,320
  1,000,000     5.500% due 12/01/2013 ............   1,159,780
              California State Public Works Board, Lease
                Revenue:
  1,500,000     (California Community Colleges), Series A,
                5.250% due 12/01/2014 ............   1,595,310
  3,000,000     (California State University), Series C,
                5.400% due 10/01/2022 ............   3,113,250
                (Department of Corrections Program):
  2,000,000     Series A, (MBIA-IBC Insured),
                5.000% due 09/01/2018 ............   2,102,660
                Series B:
  2,000,000     5.250% due 01/01/2012 ............   2,194,580
  4,000,000     5.250% due 01/01/2013 ............   4,389,040
                (Department of Corrections-Ten
                Administrative Segregation Housing Units),
                Series A, (AMBAC Insured):
  2,500,000     5.250% due 03/01/2018 ............   2,717,925
  4,330,000     5.250% due 03/01/2019 ............   4,677,396
  4,200,000     (UC M.I.N.D. Institute), Series A,
                5.000% due 04/01/2023 ............   4,320,624
              California State University, Fresno
                Association Inc. Revenue, (Auxiliary
                Organization Event Center):
  1,500,000     6.000% due 07/01/2022 ............   1,563,750
  1,500,000     6.000% due 07/01/2031 ............   1,538,415
              California State, GO:
  1,000,000     5.750% due 10/01/2010 ............   1,139,570
                (CIFG-TCRS Insured):
  2,000,000     5.000% due 10/01/2022 ............   2,087,720
  1,265,000     5.000% due 02/01/2032 ............   1,288,706
                (FGIC-TCRS Insured):
 10,000,000     5.500% due 03/01/2011** ..........  11,429,800
  4,430,000     5.500% due 06/01/2025 ............   4,705,723
  1,450,000     7.000% due 10/01/2010 ............   1,809,121


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 2,000,000     (FSA Insured),
                5.250% due 02/01/2010 ............ $ 2,251,380
                (MBIA-IBC Insured):
 11,000,000     5.000% due 02/01/2032 ............  11,171,090
 10,000,000     5.250% due 02/01/2011** ..........  11,247,400
  1,125,000     5.250% due 10/01/2013 ............   1,269,922
  5,000,000     5.750% due 10/01/2010 ............   5,843,200
  1,430,000     (Veterans), Series BJ, AMT,
                5.700% due 12/01/2032 ............   1,472,814
                (Veterans), Series BT, AMT:
  2,000,000     4.900% due 12/01/2011 ............   2,056,020
  2,510,000     5.000% due 12/01/2012 ............   2,578,372
  1,800,000     5.450% due 12/01/2017 ............   1,852,182
                (XLCA Insured):
  5,000,000     5.000% due 10/01/2028 ............   5,126,300
  7,000,000     5.750% due 05/01/2010** ..........   8,077,720
  7,050,000     6.750% due 08/01/2012** ..........   8,774,500
  3,000,000   California Statewide Communities
                Development Authority, COP, (Cedars-
                Sinai Medical Center), (MBIA-IBC Insured),
                6.500% due 08/01/2012 ............   3,550,050
              California Statewide Communities
                Development Authority, MFHR,
                (Equity Residential Housing):
  1,000,000     Series B,
                5.200% due 12/01/2029 ............   1,074,860
  3,300,000     Series C,
                5.200% due 06/15/2009 ............   3,547,038
  1,000,000   Calleguas-Las Virgines, Public Financing
                Authority, Water Revenue, (Calleguas
                Municipal Water District Project), Series B,
                (MBIA Insured),
                5.250% due 07/01/2021 ............   1,084,830
  1,120,000   Carson, Improvement Board Act of 1915, GO,
                7.375% due 09/02/2022** ..........   1,149,725
  1,000,000   Carson, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured),
                5.500% due 10/01/2016 ............   1,169,910
  5,030,000   Cerritos, Public Financing Authority, Tax
                Allocation Revenue, Series A, (AMBAC
                Insured),
                5.000% due 11/01/2019 ............   5,527,668
  1,000,000   Chino Valley, Unified School District, COP,
                Series A, (FSA Insured),
                5.250% due 09/01/2014 ............   1,111,290
  3,000,000   Chula Vista, COP, (MBIA Insured),
                5.000% due 08/01/2027 ............   3,100,830
  4,675,000   Chula Vista, IDR, (San Diego Gas and
                Electric), Series A, AMT, (AMBAC
                Insured),
                6.400% due 12/01/2027** ..........   4,785,049
  1,825,000   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment
                Districts Refinancing), Sr. Lien,
                Series A, (FSA Insured),
                4.700% due 09/02/2014 ............   1,973,190


                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)

$ 2,760,000   Chula Vista, Redevelopment Agency, Tax
                Allocation Revenue,
                8.625% due 09/01/2024 ............ $ 3,327,677
  2,000,000   Coachella, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 3 Project),
                5.875% due 12/01/2028 ............   2,036,600
  2,160,000   Contra Costa County, Public Financing
                Authority, Lease Revenue, (Capital
                Projects), Series B, (MBIA Insured),
                5.250% due 06/01/2027 ............   2,273,875
              Contra Costa, Water District Revenue,
                Series K, (FSA Insured):
  1,445,000     5.000% due 10/01/2017 ............   1,553,274
  1,520,000     5.000% due 10/01/2018 ............   1,622,661
  1,500,000   Culver City, Redevelopment Finance
                Authority, Tax Allocation Revenue,
                Series B,
                6.250% due 11/01/2025 ............   1,534,680
  1,000,000   Cupertino, Unified School  District, GO,
                (FSA Insured),
                5.000% due 08/01/2020 ............   1,053,460
  1,670,000   Davis, Public Facilities Finance Authority
                Local Agency, Special Tax Revenue,
                (Mace Ranch Area), Series A,
                6.600% due 09/01/2025 ............   1,764,455
  1,200,000   Duarte, Unified School District, Capital
                Appreciation, GO, Series B, (FSA Insured),
                Zero coupon due 11/01/2024 .......     398,328
  1,985,000   El Cajon, COP, (Helix View Nursing Home
                Project), AMT, (FHA Insured),
                7.750% due 02/01/2029 ............   1,987,958
  2,215,000   Fairfield, Housing Authority, Mortgage
                Revenue, (Creekside Estates
                Mobile Homes),
                5.625% due 09/01/2023** ..........   2,126,001
  1,000,000   Fontana, Redevelopment Agency, Tax
                Allocation Revenue, (Southwest Industrial
                Park Project), (MBIA Insured),
                5.200% due 09/01/2030 ............   1,034,090
              Foothill Eastern Transportation Corridor
                Agency, Toll Road Revenue:
  9,000,000     Zero coupon due 01/15/2026** .....   6,437,880
 20,000,000     Zero coupon due 01/15/2030 .......   4,173,600
 10,000,000     Zero coupon due 01/15/2032 .......   1,845,100
 10,000,000     Zero coupon due 01/15/2033 .......   1,736,500
 10,000,000     Zero coupon due 01/15/2034 .......   1,632,100
 10,000,000     Zero coupon due 01/15/2036 .......   1,441,500
 10,000,000     Zero coupon due 01/15/2037 .......   1,356,100
  9,000,000     Zero coupon due 01/15/2038 .......   1,148,310
  3,500,000     (MBIA Insured),
                5.000% due 01/15/2016 ............   3,763,935
  2,000,000   Fresno, Joint Powers Financing Authority,
                Lease Revenue, Series A, (FSA Insured),
                5.750% due 06/01/2026 ............   2,182,660


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
              Golden West Schools Financing Authority,
                Capital Appreciation, Revenue Bonds,
                (School District Refinancing Program),
                Series A, (MBIA Insured):
$ 1,215,000     Zero coupon due 08/01/2016 ....... $   635,639
  1,580,000     Zero coupon due 02/01/2017 .......     789,321
  1,220,000   Hartnell, Community College District, GO,
                (Election of 2002), Series A, (MBIA
                Insured),
                5.000% due 08/01/2017 ............   1,327,604
              Hi Desert, Members Health Care District,
                Health Care Revenue:
  2,250,000     5.500% due 10/01/2015 ............   2,106,157
  1,175,000     5.500% due 10/01/2019 ............   1,066,207
  2,000,000   Huntington Park, Public Financing Authority,
                Lease Revenue, (Wastewater System
                Project),
                6.200% due 10/01/2025 ............   2,083,640
  5,000,000   Imperial Irrigation District, COP, (Water
                System Projects) , (AMBAC Insured),
                5.500% due 07/01/2029** ..........   5,381,950
  1,250,000   Imperial, Water Facilities Revenue, COP,
                (FGIC Insured),
                5.000% due 10/15/2020 ............   1,329,012
  1,000,000   Irvine, Meadows Mobile Home Park,
                Mortgage Revenue, Series A,
                5.700% due 03/01/2018 ............     987,120
              Irvine, Public Facilities & Infrastructure
                Authority, Assessment Revenue,
                (AMBAC Insured):
                Series B:
  1,455,000     5.000% due 09/02/2020 ............   1,501,633
  3,630,000     5.000% due 09/02/2021 ............   3,745,325
  2,000,000     Series C,
                5.000% due 09/02/2023 ............   2,059,300
  1,175,000   Kings County, Waste Management
                Authority, Solid Waste Revenue, AMT,
                7.200% due 10/01/2014 ............   1,241,035
  4,950,000   La Quinta, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (AMBAC Insured),
                5.000% due 09/01/2021** ..........   5,242,792
  1,500,000   La Verne, Public Financing Authority,
                Revenue Bonds, (Capital Improvement
                Projects),
                7.250% due 09/01/2026 ............   1,599,165
  1,000,000   Laguna Hills, COP, (Community Center
                Project), (MBIA Insured),
                5.000% due 12/01/2017 ............   1,074,660
  1,975,000   Lake Elsinore, Public Financing Authority,
                Local Agency Revenue, Series G,
                5.800% due 09/02/2015 ............   2,076,238
  1,070,000   Larkspur, School District, Capital
                Appreciation, GO, Series A, (FGIC
                Insured),
                Zero coupon due 08/01/2019 .......     489,889
  2,000,000   Long Beach, Community Facilities District
                No. 5, Special Tax Revenue, (Towne
                Center),
                6.875% due 10/01/2025 ............   2,109,300


                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            ------

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)

$ 1,315,000   Long Beach, Redevelopment Agency, Tax
                Allocation Revenue, (North Long Beach
                Redevelopment Projects), Series A,
                (AMBAC Insured),
                5.000% due 08/01/2022 ............ $ 1,378,935
  1,425,000   Los Angeles, Community Redevelopment
                Agency, Financing Authority Revenue,
                (Grand Central Square Multi-family
                Housing Project), Series A, AMT,
                5.850% due 12/01/2026 ............   1,364,366
  1,490,000   Los Angeles, Community Redevelopment
                Agency, Housing Revenue, Series C,
                (AMBAC Insured),
                6.750% due 07/01/2014 ............   1,543,446
  1,000,000   Los Angeles, Community Redevelopment
                Agency, Parking Systems Revenue,
                (Cinerama Dome Public Parking Project),
                (ACA Insured),
                5.500% due 07/01/2016 ............   1,047,120
  2,500,000   Los Angeles, Community Redevelopment
                Agency, Tax Allocation Revenue, (North
                Hollywood Project), Series E, (MBIA
                Insured),
                5.400% due 07/01/2024 ............   2,687,200
              Los Angeles, Department of Airports, Airport
                Revenue, (Ontario International Airport),
                Series A, AMT, (FGIC Insured):
  2,205,000     5.600% due 05/15/2007 ............   2,427,507
  2,575,000     5.700% due 05/15/2008 ............   2,811,746
  2,500,000   Los Angeles, Harbor Department Revenue,
                Series B, AMT,
                5.500% due 08/01/2008 ............   2,725,300
     95,000   Los Angeles, Home Mortgage Revenue,
                (Mortgage-Backed Securities Project),
                (GNMA Collateral),
                8.100% due 05/01/2017 ............     100,329
              Los Angeles, MFHR, AMT, (GNMA Collateral):
  3,000,000     (Park Parthenia Project),
                7.400% due 01/20/2022 ............   3,005,100
  1,000,000     (Ridgecroft Apartments Project), Series E,
                6.250% due 09/20/2039 ............   1,055,500
  1,445,000   Los Angeles, Special Assessment Revenue,
                (Landscaping & Lighting District No. 96-1
                Project), (AMBAC Insured),
                5.000% due 03/01/2022 ............   1,512,669
              Los Angeles, Unified School District, GO,
                (MBIA Insured):
  6,660,000     (Election of 1997), Series E,
                5.500% due 07/01/2018** ..........   7,460,865
  2,000,000     (Election of 2002), Series A,
                5.375% due 07/01/2018 ............   2,235,780
              Los Angeles, Water & Power Revenue,
                (Power Systems), Series A-A-3:
  1,705,000     5.250% due 07/01/2018 ............   1,826,021
  3,000,000     5.250% due 07/01/2019 ............   3,194,070
  3,000,000     5.375% due 07/01/2020 ............   3,194,580


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 1,405,000   Los Gatos-Saratoga, Joint Unified High
                School District, GO, (Election of 1998),
                Series B,
                5.750% due 12/01/2021 ............ $ 1,584,700
              Montebello, Unified School District,
                Capital Appreciation, GO, (FGIC Insured):
  1,280,000     Zero coupon due 08/01/2012 .......     882,061
    800,000     Zero coupon due 08/01/2013 .......     522,152
    460,000     Zero coupon due 08/01/2014 .......     284,216
  1,490,000   Mountain View, Shoreline Regional Park
                Community, Tax Allocation Revenue,
                            Series A, (MBIA Insured),
                5.250% due 08/01/2015 ............   1,646,569
  2,785,000   Needles, Public Utilities Authority, Utilities
                Revenue, (Utilities System Acquisition
                Project), Series A,
                6.500% due 02/01/2022 ............   2,841,424
  1,790,000   Newport-Mesa Unified School District, GO,
                (Election of 2000), (MBIA Insured),
                5.000% due 08/01/2017 .............  1,934,775
  3,500,000   Novato, Community Facilities District No. 1,
                Special Tax Revenue,
                7.200% due 08/01/2015** ..........   3,673,250
              Oakland, Alameda County Unified School
                District, COP, (Energy Retrofit Project):
  2,645,000     (Pre-refunded to 11/15/2005),
                7.000% due 05/15/2011 ............   3,062,434
  3,445,000     (Pre-refunded to 11/15/2006),
                6.750% due 11/15/2014 ............   4,104,855
  1,700,000   Oakland, Revenue Bonds, (YMCA East Bay
                Project),
                7.100% due 06/01/2010 ............   1,849,872
  1,565,000   Oakland, Unified School District, GO,
                (Alameda County School Improvements),
                (FSA Insured),
                5.000% due 08/01/2017 ............   1,650,293
  1,500,000   Oceanside, COP, Series A, (AMBAC Insured),
                5.250% due 04/01/2018 ............   1,646,430
  4,000,000   Orange County, COP, Series A, (MBIA
                Insured),
                5.800% due 07/01/2016 ............   4,513,040
  1,495,000   Oxnard, Financing Authority, Wastewater
                Revenue, (FGIC Insured),
                5.000% due 06/01/2020 ............   1,589,305
  1,280,000   Palm Desert, Financing Authority, Tax
                Allocation Revenue, (Project Area No. 2),
                Series A, (MBIA Insured),
                5.000% due 08/01/2022 ............   1,352,742
              Palm Springs, Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series A, (MBIA Insured):
  1,250,000     5.250% due 11/01/2017 ............   1,380,600
  1,315,000     5.250% due 11/01/2018 ............   1,442,384
  1,995,000   Pomona, COP, (Mission Promenade Project),
                Series AE, (AMBAC Insured),
                5.375% due 10/01/2032 ............   2,131,159

                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)

$ 5,000,000   Pomona, Public Financing Authority, Tax
                Allocation Revenue, (Merged
                Redevelopment Project), Series AD,
                (MBIA Insured),
                5.000% due 02/01/2021** .......... $ 5,223,300
  1,000,000   Pomona, Unified School District, GO,
                (MBIA Insured),
                6.150% due 08/01/2030 ............   1,196,760
              Port of Oakland, Airport & Marina
                Revenue, AMT:
  5,000,000     Series K, (FGIC Insured),
                5.750% due 11/01/2029 ............   5,468,200
                Series N, (MBIA Insured):
  5,260,000     5.000% due 11/01/2011 ............   5,743,710
  3,000,000     5.000% due 11/01/2022 ............   3,088,050
              Port of Oakland, Special Facilities Revenue,
                (Mitsui O.S.K. Lines Ltd. Project),
                Series A, AMT:
  3,030,000     6.750% due 01/01/2012 ............   3,096,933
  1,465,000     6.800% due 01/01/2019 ............   1,482,477
  1,000,000   Poway, Redevelopment Agency, Tax
                Allocation Revenue, (Paguay
                Redevelopment Project), (AMBAC
                Insured),
                5.375% due 06/15/2019 ............   1,103,060
  1,965,000   Poway, Unified School District, Special
                Tax Revenue, (Community Facilities
                District No. 1), (MBIA Insured),
                5.000% due 10/01/2026 ............   2,025,306
  2,750,000   Redding, Electrical Systems, COP, (Inverse
                Floater), (MBIA Insured),
                11.387% due 07/01/2022+ ..........   3,920,785
  1,000,000   Redondo Beach, Public Financing Authority,
                Revenue Bonds, (South Bay Center
                Redevelopment Project),
                7.125% due 07/01/2026 ............   1,073,150
  2,680,000   Rio Linda, Union Elementary School District,
                GO, (Election of 2002), Series A,
                (FSA Insured),
                5.000% due 08/01/2027 ............   2,768,199
              Riverside County, Public Financing
                Authority, COP:
  1,500,000     5.750% due 05/15/2019 ............   1,524,165
  2,100,000     5.800% due 05/15/2029 ............   2,110,248
              Rocklin, Unified School District, Capital
                Appreciation, GO, (FGIC Insured):
  1,030,000     Zero coupon due 08/01/2014 .......     597,318
  1,210,000     Zero coupon due 08/01/2016 .......     622,158
  1,255,000     Zero coupon due 08/01/2017 .......     609,164
  1,360,000     Zero coupon due 08/01/2019 .......     585,262
  1,415,000     Zero coupon due 08/01/2020 .......     574,179
  1,225,000     Zero coupon due 08/01/2023 .......     418,779


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
              Rohnert Park, Community Development
                Agency, Tax Allocation Revenue, (Rohnert
                Redevelopment Project), (MBIA Insured):
$ 1,745,000     Zero coupon due 08/01/2021 ....... $   707,824
  1,755,000     Zero coupon due 08/01/2023 .......     628,518
  1,755,000     Zero coupon due 08/01/2025 .......     554,527
  1,755,000     Zero coupon due 08/01/2027 .......     495,033
  1,755,000     Zero coupon due 08/01/2029 .......     442,787
              Sacramento County, Airport System Revenue,
                Series A, (FSA Insured):
  2,425,000     5.250% due 07/01/2019 ............   2,635,248
  2,550,000     5.250% due 07/01/2020 ............   2,756,907
  2,000,000   Sacramento County, Sanitation District
                Financing Authority, Sewer Revenue, ETM,
                5.000% due 12/01/2016 ............   2,076,520
  1,500,000   Sacramento, City Financing Authority,
                Lease Revenue, (City Hall &
                Redevelopment Projects), Series A, (FSA
                Insured),
                5.000% due 12/01/2028 ............   1,545,450
              Salinas Valley, Solid Waste Authority,
                Resource Recovery Revenue, AMT,
                (AMBAC Insured):
  2,475,000     5.250% due 08/01/2027 ............   2,532,346
  2,000,000     5.250% due 08/01/2031 ............   2,043,200
    995,000   Salinas, Improvement Board Act of 1915,
                Special Tax Revenue, (Assessment
                District No. 90-1), Series C-185,
                5.400% due 09/02/2012 ............   1,027,785
              San Bernardino, Redevelopment Agency,
                Tax Allocation Revenue, (San Sevaine
                Redevelopment Project), Series A:
  1,000,000     6.900% due 09/01/2018 ............   1,078,650
  2,000,000     7.100% due 09/01/2029 ............   2,131,000
  1,885,000   San Buenaventura, COP, Series B, (AMBAC
                Insured),
                5.500% due 01/01/2017 .............  2,120,663
    600,000   San Diego County, COP,
                5.700% due 02/01/2028 .............    615,000
              San Diego, Redevelopment Agency, Auto
                Parking Revenue:
  1,000,000     (Centre City Redevelopment Project),
                Series A,
                6.400% due 09/01/2019 .............  1,081,840
  1,125,000     (Southcrest Redevelopment Project),
                6.500% due 10/01/2025 .............  1,219,905
  4,000,000   San Diego, Water Authority Revenue, COP,
                Series B, (Inverse Floater), (MBIA Insured),
                11.320% due 04/08/2021+** .........  5,241,760
  1,000,000   San Dimas, Housing Authority Revenue,
                (Charter Oak Mobile Home Project),
                Series A,
                5.700% due 07/01/2028 .............    966,230
  1,455,000   San Elijo, Joint Powers Authority, Loan
                Agreement Revenue, (San Elijo
                Wastewater Treatment Facilities), (FSA
                Insured),
                5.000% due 03/01/2020 .............  1,544,904


                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)

              San Francisco City and County,
                International Airports Commission,
                Airport Revenue, Second Series, AMT:
                Issue 27A, (MBIA Insured):
$ 4,000,000     5.250% due 05/01/2026 ............ $ 4,085,120
  3,000,000     5.250% due 05/01/2031** ..........   3,057,870
  4,070,000     Issue 28A, (MBIA Insured),
                5.250% due 05/01/2020** ..........   4,264,750
              San Francisco City and County, MFMR,
                Series A, (FNMA Collateral):
    930,000     6.350% due 02/15/2012 ............     930,707
  1,250,000     6.450% due 02/15/2024 ............   1,251,038
  4,295,000   San Francisco City and County, Public
                Utilities Commission, Water Revenue,
                Series A, (FSA Insured),
                5.000% due 11/01/2017** ..........   4,619,616
              San Francisco City and County,
                Redevelopment Agency, Lease Revenue,
                (George R. Moscone Convention Center
                Project):
  2,000,000     Zero coupon due 07/01/2011 .......   1,427,020
  3,000,000     Zero coupon due 07/01/2013 .......   1,912,770
  2,000,000     (FSA Insured),
                5.000% due 07/01/2017 ............   2,153,300
              San Francisco City and County, Redevelopment
                Financing Authority, Tax Allocation Revenue, (San Francisco
                Redevelopment Projects), Series A, (FSA Insured):
  3,150,000     5.000% due 08/01/2017 ............   3,305,421
  3,320,000     5.000% due 08/01/2018 ............   3,468,504
  2,000,000   San Francisco, State Building Authority,
                Lease Revenue, (San Francisco Civic
                Center Complex), Series A, (AMBAC
                Insured),
                5.250% due 12/01/2016 ............   2,203,980
  4,815,000   San Jose, Airport Revenue, Series A,
                (FSA Insured),
                5.375% due 03/01/2017 ............   5,372,047
  9,310,000   San Jose, Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series F, (MBIA Insured),
                5.000% due 09/01/2018** ..........   9,933,305
  1,000,000   San Jose, MFHR, (Sixth & Martha Family
                Apartments), AMT, (FNMA Collateral),
                5.875% due 03/01/2033 ............   1,054,520
              San Jose, Unified School District, COP,
                (FSA Insured):
  1,000,000     Zero coupon due 01/01/2009 .......     831,790
  1,000,000     Zero coupon due 01/01/2010 .......     785,910
  1,795,000   San Juan, Basin Authority, Lease Revenue,
                (Ground Water Recovery Project),
                (AMBAC Insured),
                5.000% due 12/01/2022 ............   1,880,568


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
              San Juan, Unified School District, GO,
                (FSA Insured):
$ 1,825,000     Zero coupon due 08/01/2020 ....... $   785,681
  1,000,000     Zero coupon due 08/01/2021 .......     405,630
  1,820,000     Zero coupon due 08/01/2022 .......     693,475
  2,000,000   San Marcos, Public Facilities Authority,
                Revenue Bonds,
                5.800% due 09/01/2018 ............   2,100,360
  1,000,000   San Mateo County, Joint Powers Authority,
                Lease Revenue, (Capital Projects Program),
                (MBIA Insured),
                6.500% due 07/01/2015 ............   1,258,270
  3,035,000   Santa Ana, Unified School District, GO,
                (Election of 1999), Series B, (FGIC
                Insured),
                Zero coupon due 08/01/2011 .......   2,202,135
  1,500,000   Santa Clarita, Community College District,
                GO, (FGIC Insured),
                5.125% due 08/01/2026 ............   1,565,010
  1,500,000   Santa Maria, Joint Unified High School
                District, GO, Series A, (FSA Insured),
                5.250% due 08/01/2025 ............   1,605,060
  1,350,000   Santa Monica-Malibu, Unified School
                District, GO,
                5.750% due 08/01/2025 ............   1,488,740
  4,725,000   Santa Rosa, Mortgage Revenue, (Channate
                Lodge), (FHA Insured),
                6.700% due 12/01/2024** ..........   4,930,963
  2,215,000   Simi Valley, Community Development
                Agency, Commonwealth Mortgage
                Revenue, (Sycamore Plaza II),
                6.000% due 09/01/2012+++ .........   2,363,759
  1,500,000   South Gate, Public Financing Authority, Tax
                Allocation Revenue, (South Gate
                Redevelopment Project No. 1), (XLCA
                Insured),
                5.000% due 09/01/2016 ............   1,634,850
  1,225,000   South Pasadena, Unified School District, GO,
                (Election of 2002), Series A, (FGIC
                Insured),
                5.000% due 08/01/2021*** .........   1,296,981
  1,305,000   Stockton, Community Facilities District No. 1,
                Special Tax Revenue, (Mello Roos-Weston
                Ranch), Series A,
                6.000% due 09/01/2018 ............   1,377,206
  1,780,000   Stockton-East, Water District, COP, (1975 &
                1990 Projects), Series A , (FGIC Insured),
                5.250% due 04/01/2022 ............   1,914,568
  3,270,000   Temecula, Redevelopment Agency, Tax
                Allocation Revenue, (Redevelopment
                Project No.1), (MBIA Insured),
                5.250% due 08/01/2036** ..........   3,432,061
  1,000,000   Torrance, Hospital Revenue, (Torrance
                Memorial Medical Center), Series A,
                6.000% due 06/01/2022 ............   1,085,350
  3,225,000   Trinity County, Public Utilities District, COP,
                (Electric Distribution Facilities Project),
                AMT, (AMBAC Insured),
                5.000% due 04/01/2023 ............   3,307,302


                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
              University of California, College &
                University Revenue, (Multi Purpose
                Projects), (FGIC Insured):
$ 1,720,000     Series F,
                5.000% due 09/01/2016 ............ $ 1,853,162
                Series M:
  2,260,000     5.125% due 09/01/2017 ............   2,450,360
  4,635,000     5.125% due 09/01/2018** ..........   4,990,597
  2,035,000   Vallejo City, Unified School District, GO,
                Series A, (MBIA Insured),
                5.900% due 02/01/2021 ............   2,434,837
  2,025,000   Vallejo, Public Financing Authority,
                Revenue Bonds, (Fairgrounds Drive
                Assessment District),
                5.700% due 09/02/2011 ............   2,086,439
  3,040,000   Ventura County, Public Financing Authority,
                COP, Series I, (FSA Insured),
                5.250% due 08/15/2016 ............   3,339,926
              Walnut, Public Financing Authority, Tax
                Allocation Revenue, (Walnut
                Improvement Project), (AMBAC Insured):
  1,660,000     5.375% due 09/01/2018 ............   1,832,906
  2,305,000     5.375% due 09/01/2022 ............   2,500,671
  1,350,000   West Contra Costa, Unified School District,
                GO, Series A, (MBIA Insured),
                5.350% due 02/01/2017 ............   1,548,207
                                                  ------------
                                                   585,372,417
                                                  ------------

     VIRGIN ISLANDS - 0.3%

              Virgin Islands Public Finance Authority,
                Revenue Bonds, (Gross Receipts of Taxes
                on Loan Notes), Series A:
  1,000,000     5.625% due 10/01/2010 ............   1,089,730
  1,000,000     6.375% due 10/01/2019 ............   1,115,930
                                                  ------------
                                                     2,205,660
                                                  ------------

              Total Municipal Bonds and Notes
                (Cost $556,210,641) .............. 587,578,077
                                                  ------------


 SHORT-TERM MUNICIPAL BONDS - 2.4%

  1,700,000   California State Department of Water
                Resources, Power Supply Revenue,
                Series B-2,
                1.350% due 05/01/2022++ ..........   1,700,000
  4,750,000   California Statewide Communities
                Development Authority, COP,
                (John Muir/Mt. Diablo Health Center),
                (AMBAC Insured),
                1.260% due 08/15/2027++ ..........   4,750,000
  5,035,000   Irvine Ranch, Water District, Consolidated
                Revenue Bonds,
                1.350% due 10/01/2005++ ..........   5,035,000
              Irvine Ranch, Water District, GO:
  1,360,000     (Consolidated Improvement Districts
                Nos. 140, 186, 188 & 240),
                1.260% due 06/01/2015++ ..........   1,360,000
  1,000,000     (Consolidated Improvement Districts
                Nos. 140, 240, 105 & 250),
                1.350% due 04/01/2033++ ..........   1,000,000


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$   400,000   Irvine, Improvement Board Act of 1915,
                Special Tax Revenue, (Assessment
                District No. 97-16),
                1.350% due 09/02/2022++ .......... $   400,000
                                                  ------------
              Total Short-Term Municipal Bonds
                (Cost $14,245,000) ...............  14,245,000
                                                  ------------

TOTAL INVESTMENTS (Cost $570,455,641*) ... 101.1%   601,823,077
OTHER ASSETS AND LIABILITIES (NET) .......  (1.1)    (6,788,927)
                                           -----   ------------
NET ASSETS ............................... 100.0%  $595,034,150
                                           =====   ============

--------------------
    * Aggregate cost for federal tax purposes.

   ** Security segregated as collateral for when-issued securities or futures contracts.

  *** Security purchased on a when-issued basis.

    + Variable rate security. The interst rate shown reflects the rate in effect at April 30, 2003.

   ++ Variable rate securities payable upon demand with not more that five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2003.

  +++ Security deemed illiquid by the Portfolio Manager.

California Municipal Fund had the following industry concentrations greater than 10% at April 30, 2003 (as a percentage of net assets) (unaudited):

                General Purpose        35.2%
                General Obligation     22.6%

 California Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2003 (as a percentage of net assets) (unaudited):

                MBIA                   27.8%
                AMBAC                  13.4%
                FSA                    10.7%
                FGIC                   10.0%

                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  NUMBER OF                                        UNREALIZED
  CONTRACTS                             VALUE     DEPRECIATION
--------------------------------------------------------------------------------
FUTURES CONTRACTS-SHORT POSITION
  762   U.S. 5 Year Treasury Note,
            June 2003 ............ $ 86,677,500 $   (334,451)
  181   U.S. 10 Year Treasury Note,
            June 2003 ............   20,837,625      (53,087)
                                                ------------

        Net Unrealized Depreciation of
            Future Contracts .................. $   (387,538)
                                                ============

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

      ACA   -- American Capital Access
      AMBAC -- American Municipal Bond Assurance Corporation
      AMT   -- Alternative Minimum Tax
      CIFG  -- CDC IXIS Financial Guaranty North America, Inc.
      COP   -- Certificate of Participation
      ETM   -- Escrowed to Maturity
      FGIC  -- Federal Guaranty Insurance Corporation
      FHA   -- Federal Housing Authority
      FHLMC -- Federal Home Loan Mortgage Corporation
      FNMA  -- Federal National Mortgage Association
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      GO    -- General Obligation Bond
      IBC   -- Insured Bond Certificate
      IDR   -- Industrial Development Revenue
      MBIA  -- Municipal Bond Investors Assurance
      MFHR  -- Multi-family Housing Revenue
      PCR   -- Pollution Control Revenue
      SFMR  -- Single Family Mortgage Revenue
      TCRS  -- Transferable Custodial Receipts
      XLCA  -- XL Capital Assurance

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES - 95.5%
     CALIFORNIA - 93.2%

$ 1,000,000   ABAG Financing Authority for Nonprofit
                Corporations, COP,
                (Episcopal Homes Foundation),
                6.250% due 08/15/2030 ............ $ 1,071,260
              Alameda County, COP, (MBIA Insured):
  1,000,000     (Santa Rita Jail Project),
                5.375% due 06/01/2009 ............   1,157,200
  1,000,000     Series A,
                5.375% due 12/01/2010 ...........    1,150,310
  1,000,000   Alameda County, Public Financing Authority,
                Lease Revenue,
                5.000% due 09/02/2008 ............   1,025,750
              Anaheim, Public Financing Authority, Power &
                Light Revenue, (Electric System Generation
                Project), Series B, (FSA Insured):
  2,000,000     5.000% due 10/01/2015** ..........   2,192,640
  2,000,000     5.250% due 10/01/2014** ..........   2,252,220
  1,810,000     5.250% due 10/01/2017 ............   1,998,765
  2,000,000   Anaheim, Public Financing Authority,
                Lease Revenue, (Convention Center
                Project), Series A, (AMBAC Insured),
                5.250% due 08/01/2013** ..........   2,261,840
              Atascadero, Unified School District,
                COP, (Measure B Capital
                Projects), Series A, (MBIA Insured):
  1,000,000     3.000% due 08/01/2008*** .........   1,029,170
  1,000,000     3.250% due 08/01/2009*** .........   1,028,110
    150,000   California Educational Facilities Authority,
                College & University Revenue,
                (University of San Diego), (AMBAC
                Insured),
                Zero coupon due 10/01/2009 .......     121,650
  1,000,000   California Educational Facilities Authority,
                Student Loan Revenue, (California Loan
                Program), Series A, AMT, (MBIA Insured),
                5.100% due 03/01/2014 ............   1,065,030
  1,000,000   California Health Facilities Financing
                Authority, Health Care Revenue, (Insured
                De Las Companas Project), Series A,
                (AMBAC Insured),
                5.875% due 07/01/2009 ............   1,102,800
              California Housing Finance Agency,
                Mortgage Revenue:
  1,170,000     Series B-1, AMT, (AMBAC-TCRS
                Insured),
                6.200% due 02/01/2007** ..........   1,196,653
    445,000     Series E, (MBIA Insured),
                6.050% due 08/01/2006 ............     479,728
                Series L, AMT, (MBIA Insured):
    330,000     5.000% due 08/01/2008 ............     359,195
    500,000     5.100% due 02/01/2009 ............     540,900
                Series N, AMT, (AMBAC Insured):
  1,000,000     5.000% due 08/01/2008 ............   1,088,470
  1,000,000     5.100% due 02/01/2009 ............   1,081,800
    300,000   California Housing Finance Agency,
                SFMR, Series D1,
                4.750% due 08/01/2009 ............     323,817


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
              California State Department of Water
                Resources, Power Supply Revenue,
                Series A:
$ 1,675,000     5.250% due 05/01/2015 ............ $ 1,833,723
  2,000,000     (AMBAC Insured),
                5.500% due 05/01/2016 ............   2,259,180
  2,000,000     (MBIA Insured),
                5.250% due 05/01/2010 ............   2,253,800
  4,000,000     (XLCA Insured),
                5.375% due 05/01/2017 ............   4,426,000
  3,000,000   California State Department of Water
                Resources, Water System Revenue,
                (Central Valley Project), Series Y, (FGIC
                Insured),
                5.250% due 12/01/2014 ............   3,405,960
              California State Public Works Board, Lease
                Revenue:
  1,000,000     (California Community Colleges), Series A,
                (AMBAC Insured),
                5.250% due 12/01/2012 ............   1,111,530
  2,000,000     (California State University), Series A,
                (AMBAC Insured),
                5.375% due 10/01/2017 ............   2,207,860
                (Department of Corrections Program):
  2,000,000     Series A, (AMBAC Insured),
                5.250% due 06/01/2012** ..........   2,264,520
  1,000,000     Series B,
                5.250% due 01/01/2013 ............   1,097,260
  1,750,000     Series E, (MBIA-IBC Insured),
                5.500% due 06/01/2015 ............   2,007,722
  1,000,000     (Department of Corrections-Ten
                Administrative Segregation Housing Units),
                Series A, (AMBAC Insured),
                5.250% due 03/01/2016 ............   1,102,000
  2,750,000     (Department of General Services), (Capitol
                East End Complex-Blocks 171-174 & 225),
                Series A, (AMBAC Insured),
                5.250% due 12/01/2014 ............   3,090,092
  1,000,000     (Regents University), Series A, (AMBAC
                Insured),
                5.250% due 06/01/2014 ............   1,126,780
  1,000,000   California State University, Fresno
                Association Inc. Revenue, (Auxiliary
                Organization Event Center),
                5.000% due 07/01/2012 ............   1,056,020
              California State, GO:
  2,000,000     5.000% due 02/01/2010 ............   2,170,540
  1,000,000     (FGIC Insured),
                6.200% due 09/01/2005** ..........   1,109,180
  2,000,000     (FGIC-TCRS Insured),
                7.000% due 10/01/2010 ............   2,495,340
                (FSA Insured):
  3,000,000     5.250% due 02/01/2010** ..........   3,377,070
  1,000,000     5.500% due 03/01/2012** ..........   1,133,420
                (MBIA-IBC Insured):
  3,000,000     5.250% due 02/01/2011** ..........   3,374,220
  2,000,000     5.750% due 10/01/2010** ..........   2,337,280
  2,000,000     6.250% due 09/01/2012** ..........   2,430,260
  1,985,000     (XLCA Insured),
                5.500% due 03/01/2011** ..........   2,255,655


                       See Notes to Financial Statements.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)

$ 1,600,000   California Statewide Communities
                Development Authority, COP, (Children's
                Hospital of Los Angeles Project), (MBIA
                Insured),
                6.000% due 06/01/2007 ...........  $ 1,840,240
  1,000,000   Calleguas-Las Virgines, Public Financing
                Authority, Water Revenue, (Calleguas
                Municipal Water District Project), Series A,
                (MBIA Insured),
                5.000% due 07/01/2015 ...........    1,102,610
  1,000,000   Carson, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured),
                5.500% due 10/01/2014 ...........    1,165,870
  1,000,000   Castaic Lake, Water Agency, COP, (Water
                System Improvement Project), Series A,
                (MBIA Insured),
                5.600% due 08/01/2005 ...........    1,074,270
  1,240,000   Chino Valley, Unified School District, COP,
                Series A, (FSA Insured),
                5.250% due 09/01/2013 ...........    1,389,060
              Emeryville, Public Financing Authority,
                Revenue Bonds, (Emeryville
                Redevelopment Project), Series A,
                MBIA Insured):
  1,265,000     5.250% due 09/01/2015 ...........    1,425,908
  1,400,000     5.250% due 09/01/2017 ...........    1,556,982
  1,795,000   Escondido, Unified School District, GO,
                Series A, (FSA Insured),
                5.250% due 08/01/2016 ...........    1,995,609
  2,540,000   Fontana, Public Financing Authority, Tax
                Allocation Revenue, (North Fontana
                Redevelopment Project), Series A, (FSA
                Insured),
                5.500% due 09/01/2010** .........    2,933,903
              Foothill Eastern Transportation Corridor
                Agency, Toll Road Revenue, (MBIA
                Insured):
  1,000,000     4.375% due 01/15/2007 ...........    1,085,200
  2,000,000     5.000% due 01/15/2016** .........    2,150,820
    685,000   Golden West Schools Financing Authority,
                Revenue Bonds, Series A, (MBIA Insured),
                5.650% due 02/01/2012 ...........      797,134
  1,075,000   Hartnell, Community College District, GO,
                (Election of 2002), Series A, (MBIA
                Insured),
                5.000% due 08/01/2016 ...........    1,179,329
  1,500,000   Huntington Beach, MFHR, (Huntington
                Village Apartments Project), Series A,
                AMT, (FNMA Collateral),
                4.800% due 11/01/2016 ...........    1,500,255
              Imperial County, Local Transportation
                Authority, Sales Tax Revenue, (MBIA
                Insured):
    940,000     2.500% due 03/01/2007*** ........      951,966
    965,000     3.000% due 03/01/2008*** ........      986,732
    750,000     3.000% due 03/01/2009*** ........      755,962
  1,000,000   Inland Empire Solid Waste Financing
                Authority, Lease Revenue, (Landfill
                Improvement Financing Project), Series B,
                AMT, (FSA Insured),
                6.000% due 02/01/2006 ...........    1,114,990


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 1,195,000   Kings Canyon, Joint Unified School District,
                GO, (FGIC Insured),
                5.375% due 08/01/2015 ...........  $ 1,344,542
  1,080,000   Long Beach, Bond Financing Authority, Lease
                Revenue, (Public Safety Facilities
                Projects), (AMBAC Insured),
                5.250% due 11/01/2013 ...........    1,224,666
    175,000   Los Angeles County Schools Regionalized
                Business Services Corporation, Capital
                Appreciation, COP, (Los Angeles County
                Schools Pooled Financing Program),
                Series C, (AMBAC Insured),
                4.400% due 11/01/2006 ...........      175,016
  1,250,000   Los Angeles County, Capital Asset Leasing
                Corporation, Leasehold Revenue,
                (AMBAC Insured),
                6.000% due 12/01/2006** .........    1,436,913
  1,000,000   Los Angeles County, Metropolitan
                Transportation Authority, Sales Tax
                Revenue, (Proposition C Second Senior),
                Series A, (AMBAC Insured),
                5.600% due 07/01/2011 ...........    1,099,250
    230,000   Los Angeles, Community Redevelopment
                Agency, Housing Revenue, Series C,
                (FHA Collateral), (AMBAC Insured),
                6.000% due 07/01/2004 ...........      235,688
  2,000,000   Los Angeles, Department of Airports,
                Airport Revenue, (Ontario International
                Airport), Series A, AMT, (FGIC Insured),
                5.900% due 05/15/2012 ...........    2,222,100
  1,000,000   Los Angeles, GO, Series A, (MBIA Insured),
                5.000% due 09/01/2016 ...........    1,081,660
  2,500,000   Los Angeles, Harbor Department Revenue,
                Series B, AMT,
                5.500% due 08/01/2008** .........    2,725,300
  1,500,000   Los Angeles, State Building Authority, Lease
                Revenue, (State of California Department
                of General Services Lease Project), Series A,
                (MBIA-IBC Insured),
                5.625% due 05/01/2011 ...........    1,739,535
              Los Angeles, Unified School District, COP,
                Series B:
  2,000,000     (FSA Insured),
                5.000% due 10/01/2011 ...........    2,241,080
  2,000,000     (MBIA Insured),
                5.500% due 10/01/2007 ...........    2,285,980
              Los Angeles, Unified School District, GO,
                Series A, (MBIA Insured):
  2,000,000     5.375% due 07/01/2016 ...........    2,268,060
  2,000,000     5.375% due 07/01/2017 ...........    2,251,860
  2,105,000   M-S-R Public Power Agency, San Juan
                Project Revenue, Series I, (MBIA Insured),
                5.000% due 07/01/2015 ...........    2,284,725
    199,000   Modesto, Mortgage Revenue, (Stonebridge
                Project), Series A, (GNMA Collateral),
                5.875% due 12/01/2004 ...........      201,376
  1,015,000   Nevada Irrigation District, COP, (FGIC
                Insured),
                5.000% due 01/01/2013 ...........    1,129,685
  1,000,000   North Orange County, Community College
                District, GO, Series A, (MBIA Insured),
                5.250% due 08/01/2014 ...........    1,133,040


                       See Notes to Financial Statements.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)

$   105,000   Oakland, Improvement Board Act of 1915,
                Special Tax Revenue, (Medical Hill
                Parking Assessment District No. 3),
                (MBIA Insured),
                6.000% due 09/02/2004 ...........  $   109,883
  1,575,000   Oceanside, COP, Series A, (AMBAC Insured),
                5.250% due 04/01/2016                1,754,645
              Ontario, Redevelopment Financing Authority,
                Lease Revenue:
  1,055,000     (Capital Projects), (AMBAC Insured),
                5.500% due 08/01/2016 ...........    1,190,705
  1,060,000     (Project No.1, Center City & Cimarron
                Projects), (MBIA Insured),
                5.250% due 08/01/2016 ...........    1,172,137
  1,000,000   Orange County, Public Financing Authority,
                Lease Revenue, (Juvenile Justice Center
                Facility Project), (AMBAC Insured),
                5.375% due 06/01/2016 ...........    1,127,540
    795,000   Palm Desert, Financing Authority, Tax
                Allocation Revenue, (Project Area No. 2),
                Series A, (MBIA Insured),
                5.000% due 08/01/2012 ...........      890,853
              Paramount, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured):
  1,610,000     6.100% due 08/01/2006** .........    1,662,470
  1,700,000     6.100% due 08/01/2007** .........    1,755,403
  1,000,000   Port of Oakland, Airport & Marina Revenue,
                Series N, AMT, (MBIA Insured),
                5.000% due 11/01/2011 ...........    1,091,960
  3,150,000   Rancho, Santiago Community College
                District, GO, (Election of 2002), Series A,
                (MBIA Insured),
                5.000% due 09/01/2016 ...........    3,457,755
    720,000   Redondo Beach, Public Financing Authority,
                Revenue Bonds, (South Bay Center
                Redevelopment Project),
                6.750% due 07/01/2006 ...........      773,921
  1,100,000   Rialto, Utility Authority, Wastewater
                Enterprise Sewer Revenue, (MBIA Insured),
                4.000% due 11/01/2008*** ........    1,189,331
  2,090,000   Richmond, Joint Powers Financing Authority,
                Tax Allocation Revenue, Series A, (MBIA
                Insured),
                5.500% due 09/01/2017 ...........    2,344,750
  1,100,000   Riverside, Special Tax Revenue, (Community
                Facilities District No. 90-1-A), (MBIA
                Insured),
                5.500% due 09/01/2013 ...........    1,251,426
  2,000,000   San Bernardino County, COP, (West Valley
                Detention Center Refinancing Project),
                Series B, (MBIA Insured),
                5.000% due 11/01/2009** .........    2,263,480
              San Francisco City and County,
                International Airports Commission,
                Airport Revenue, Second Series, AMT:
  2,485,000     Issue 18A, (MBIA Insured),
                6.000% due 05/01/2006** .........    2,768,514
                Issue 22, (AMBAC Insured):
  1,705,000     6.000% due 05/01/2006** .........    1,899,523
  1,000,000     6.000% due 05/01/2008 ...........    1,144,500




  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$   690,000     Issue 23A, (FGIC Insured),
                5.500% due 05/01/2005 ...........  $   739,970
  2,690,000     Issue 28A, (MBIA Insured),
                5.000% due 05/01/2012 ...........    2,905,415
  1,000,000   San Francisco City and County, Public
                Utilities Commission, Water Revenue,
                Series A, (FSA Insured),
                5.000% due 11/01/2016 ...........    1,083,090
  2,325,000   San Francisco City and County,
                Redevelopment Agency, Tax Allocation
                Revenue, (San Franciso Redevelopment
                Projects), Series B, (FGIC Insured),
                5.250% due 08/01/2017 ...........    2,589,074
  2,000,000   San Jose, Airport Revenue, Series A, (FSA
                Insured),
                5.375% due 03/01/2017 ...........    2,231,380
  1,200,000   San Jose, Financing Authority, Lease Revenue,
                (Convention Center Project),
                Series F, (MBIA Insured),
                5.000% due 09/01/2016 ...........    1,297,992
  1,000,000   San Jose, Unified School District, COP,
                (FSA Insured),
                Zero coupon due 01/01/2008 ......      875,610
              San Mateo, Unified High School District,
                Capital Appreciation, GO, (Election
                of 2000), Series B, (FGIC Insured):
  1,010,000     Zero coupon due 09/01/2011 ......      731,068
    900,000     Zero coupon due 09/01/2012 ......      618,120
  1,900,000     Zero coupon due 09/01/2013 ......    1,235,817
  1,050,000   Santa Ana, COP, (Santa Ana Recycling
                Project), Series A, AMT, (AMBAC
                 Insured),
                5.400% due 05/01/2007 ...........    1,130,787
  1,000,000   Santa Ana, Unified School District, GO,
                (Election of 1999), Series B, (FGIC
                Insured),
                Zero coupon due 08/01/2008 ......      859,870
    650,000   Santa Clara, Redevelopment Agency, Tax
                Allocation Revenue, (Bay Shore North
                Project), (AMBAC Insured),
                7.000% due 07/01/2010 ...........      788,145
  1,000,000   Santa Clara, Unified School District, GO,
                (MBIA-IBC Insured),
                5.500% due 07/01/2017 ...........    1,120,820
              Santa Maria, Redevelopment Agency,
                Lease Revenue, (Town Center &
                Westside Parking Facilities Project),
                (AMBAC Insured):
  1,215,000     5.000% due 06/01/2012 ...........    1,354,263
  1,325,000     5.000% due 06/01/2013 ...........    1,476,540
  1,085,000     5.250% due 06/01/2015 ...........    1,219,139
  1,160,000   Shasta, Joint Powers Financing Authority,
                Lease Revenue, (County Administration
                Building Project), Series A, (MBIA
                Insured),
                5.250% due 04/01/2017 ...........    1,284,236
  1,000,000   South Gate, Public Financing Authority, Tax
                Allocation Revenue, (South Gate
                Redevelopment Project No. 1), (XLCA
                Insured),
                5.000% due 09/01/2016 ...........    1,089,900


                       See Notes to Financial Statements.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)

$ 1,300,000   South Orange County, Public Financing
                Authority, Special Tax Revenue, (Foothill
                Area-Mello Roos), Series C, (FGIC Insured),
                6.500% due 08/15/2010 ...........  $ 1,579,123
    995,000   Southern California Home Financing
                Authority, MFHR, (The Fountains Project),
                Series A, AMT, (FNMA Collateral),
                5.400% due 01/01/2027 ...........    1,055,665
    960,000   Stanton, MFHR, (Continental Gardens LP
                Project), AMT, (FNMA Collateral),
                5.625% due 08/01/2029 ...........    1,058,717
  1,305,000   Stockton, Community Facilities District
                No. 1, Supplemental Tax Revenue, (Mello
                Roos-Weston Ranch), Series A,
                5.500% due 09/01/2009 ...........    1,406,464
              Sunnyvale, Solid Waste Revenue, (AMBAC
                Insured):
  1,000,000     5.250% due 10/01/2012 ...........    1,101,560
  1,000,000     5.500% due 10/01/2014 ...........    1,118,160
  1,000,000     5.500% due 10/01/2016 ...........    1,104,760
  1,000,000   Tracy, Area Public Facilities Financing
                Agency, Special Tax Revenue, (Community
                Facilities District No. 87-1-H),
                (MBIA Insured),
                5.875% due 10/01/2013 ...........    1,143,250
  1,070,000   University of California, College & University
                Revenue, Series A, (CONNIE LEE Insured),
                5.500% due 09/01/2006 ...........    1,084,616
    815,000   Valley Health Systems, Hospital Revenue,
                Series A, (ACA Insured),
                6.125% due 05/15/2005** .........      849,083
                                                   -----------
                                                   188,521,466
                                                   -----------

     GUAM - 0.6%

  1,000,000   Guam Government, GO, Series A, (FSA
                Insured),
                5.500% due 12/01/2011 ...........    1,159,810
                                                   -----------

     PUERTO RICO - 1.7%

  3,000,000   Puerto Rico Commonwealth, GO, Series E,
                (MBIA Insured),
                5.000% due 07/01/2028*** ........    3,349,140
                                                   -----------
              Total Municipal Bonds and Notes
                (Cost $185,283,499) .............  193,030,416
                                                   -----------


 SHORT-TERM MUNICIPAL BONDS - 10.0%

              California Statewide Communities
                Development Authority, COP:
  6,525,000     (John Muir/Mt. Diablo Health Center),
                (AMBAC Insured),
                1.260% due 08/15/2027+ ..........    6,525,000
  7,335,000     (MBIA Insured),
                1.260% due 04/01/2028+ ..........    7,335,000
  2,400,000   M-S-R Public Power Agency, San Juan
                Project Revenue, Sub. Lien, Series F,
                (MBIA Insured),
                1.300% due 07/01/2022+ ..........    2,400,000
  3,950,000   Orange County, Sanitation Districts Nos. 1-3,
                5-7 & 11, COP, (AMBAC Insured),
                1.350% due 08/01/2016+ ..........    3,950,000
                                                   -----------
              Total Short-Term Municipal Bonds
                (Cost $20,210,000) ..............   20,210,000
                                                   -----------


                                                       VALUE
                                                       -----

TOTAL INVESTMENTS (Cost $205,493,499*) ... 105.5%  $213,240,416
OTHER ASSETS AND LIABILITIES (NET) ........ (5.5)   (11,031,169)
                                           -----   ------------
NET ASSETS ..............................  100.0%  $202,209,247
                                           =====   ============


--------------------
    * Aggregate cost for federal tax purposes.

   ** Security segregated as collateral for when-issued securities or futures contracts.

  *** Security purchased on a when-issued basis.

    + Variable rate securities payable upon demand with not more that five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2003.

California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10% at April 30, 2003 (as a percentage of net assets) (unaudited):

                General Purpose        30.2%
                General Obligation     24.6%
                Transportation         10.6%
                Water & Sewer          10.4%

 California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2003 (as a percentage of net assets) (unaudited):

                MBIA                   44.1%
                AMBAC                  24.0%
                FSA                    12.8%

  NUMBER OF                                        UNREALIZED
  CONTRACTS                             VALUE     DEPRECIATION
-------------------------------------------------------------------------------
FUTURES CONTRACTS-SHORT POSITION
  209   U.S. 5 Year Treasury Note,
            June 2003 ............ $ 23,773,750 $    (91,754)
   50   U.S. 10 Year Treasury Note,
            June 2003 ............    5,756,250      (14,665)
                                                ------------

        Net Unrealized Depreciation of
            Future Contracts .................. $   (106,419)
                                                ============

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

      ACA   -- American Capital Access
      AMBAC -- American Municipal Bond Assurance Corporation
      AMT   -- Alternative Minimum Tax
      CONNIE LEE -- College Construction Loan Association
      COP   -- Certificates of Participation
      FGIC  -- Federal Guaranty Insurance Corporation
      FNMA  -- Federal National Mortgage Association
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      GO    -- General Obligation Bond
      IBC   -- Insured Bond Certificate
      MBIA  -- Municipal Bond Investors Assurance
      MFHR  -- Multi-family Housing Revenue
      SFMR  -- Single Family Mortgage Revenue
      TCRS  -- Transferable Custodial Receipts
      XLCA  -- XL Capital Assurance
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM GROUP OF FUNDS

1.   ORGANIZATION AND BUSINESS

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are each registered under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. Trust I and Trust II consist of 18 funds (each a "Fund," collectively, the "Funds"), 15 of which are presented in this report. Financial statements for the other Funds included in the Trusts are presented in a separate report. The Funds being reported on are as follows:

      TRUST I                                       TRUST II
      EQUITY FUNDS                                  EQUITY FUNDS
      REITFund                                      Growth Fund
      Equity Income Fund                            Small Cap Stock Fund
      Growth & Income Fund                          International Growth Fund
      West Coast Equity Fund
      Mid Cap Stock Fund

      FIXED-INCOME FUNDS                            FIXED-INCOME FUND
      U.S. Government Securities Fund               Short Term Income Fund
      Income Fund
      High Yield Fund

                                                    MUNICIPAL FUNDS

      MUNICIPAL FUND                                California Municipal Fund
      Tax-Exempt Bond Fund                          California Insured
                                                    Intermediate Municipal Fund

WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trusts are authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each of the Fixed-Income Funds and the Equity Funds offer four classes of shares: Class A shares, Class B shares, Class C shares and Class I shares. Each of the Municipal Funds currently offers Class A shares, Class B shares and Class C shares. Class A shares of the Funds are generally subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are subject to an initial sales charge at the time of purchase and are subject to a CDSC if redeemed within one year from the date of purchase. In addition, redemptions from International Growth Fund, Class A shares, including exchange redemptions, within 90 days of purchase are subject to a redemption fee equal to 2.00% of the redemption proceeds, which will be retained by the Fund. Class I shares are sold exclusively to the various investment portfolios of the WM Strategic Asset Management Portfolios, LLC (the "Portfolios"), an affliated open-end management investment company, and affiliates of Washington Mutual and are not available for direct purchase by investors. Class I shares are not subject to an initial sales charge or CDSC.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the Nasdaq National Market System, which are valued at the Nasdaq official close price) are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current bid and asked prices.

WM GROUP OF FUNDS

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/ (depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

WM GROUP OF FUNDS

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within a Fund's limitation on investment in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fixed-Income Funds and the Municipal Funds are declared daily and paid monthly. Dividends from net investment income of the REIT and Equity Income Funds are declared and paid quarterly. Dividends from any net investment income of the Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds are declared and paid annually. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductable excise tax on certain undistributed amounts of ordinary income and capital gains.

Distributions from income and capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, dividends payable, redesignated distributions and differing characterization of distributions made by each Fund.

WM GROUP OF FUNDS

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds based upon the relative average net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.   INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trusts. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

                                 FROM $0    FROM $125     FROM $200    FROM $250   FROM $500     FROM $1    FROM $2
                                 TO $125     TO $200       TO $250      TO $500   MILLION TO      TO $2      TO $3       OVER
    NAME OF FUND                 MILLION     MILLION       MILLION      MILLION   $1 BILLION     BILLION    BILLION   $3 BILLION
    ------------                ------------------------------------------------------------------------------------------------
REIT Fund                        0.800%       0.800%       0.800%       0.800%       0.750%      0.750%      0.700%      0.650%
Equity Income Fund               0.625%       0.625%       0.625%       0.500%       0.500%      0.500%      0.500%      0.500%
Growth & Income Fund             0.625%       0.625%       0.625%       0.500%       0.500%      0.500%      0.500%      0.500%
West Coast Equity Fund           0.625%       0.625%       0.625%       0.625%       0.500%      0.375%      0.375%      0.375%
Mid Cap Stock Fund               0.750%       0.750%       0.750%       0.750%       0.750%      0.750%      0.750%      0.700%
Growth Fund                      0.800%       0.800%       0.800%       0.800%       0.750%      0.750%      0.700%      0.650%
Small Cap Stock Fund             0.850%       0.850%       0.850%       0.850%       0.850%      0.850%      0.800%      0.800%
International Growth Fund        1.000%       0.800%       0.800%       0.800%       0.800%      0.750%      0.750%      0.700%
Short Term Income Fund           0.500%       0.500%       0.450%       0.450%       0.400%      0.400%      0.400%      0.400%
U.S. Government Securities Fund  0.500%       0.500%       0.500%       0.500%       0.500%      0.500%      0.500%      0.450%
Income Fund                      0.500%       0.500%       0.500%       0.500%       0.500%      0.500%      0.500%      0.450%
High Yield Fund                  0.625%       0.625%       0.625%       0.500%       0.500%      0.500%      0.500%      0.500%
Tax-Exempt Bond Fund             0.500%       0.500%       0.500%       0.400%       0.400%      0.400%      0.400%      0.400%
California Municipal Fund        0.500%       0.500%       0.500%       0.500%       0.500%      0.450%      0.450%      0.450%
California Insured Intermediate
    Municipal Fund               0.500%       0.500%       0.500%       0.500%       0.500%      0.450%      0.450%      0.450%

The Advisor has voluntarily waived $81,864 of its advisory fees for the California Insured Intermediate Municipal Fund for the six months ended April 30, 2003.

WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly owned subsidiary of Washington Mutual, serves as the transfer agent of the Funds. Fees were paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized annual shareholder servicing fee is $19.68, $20.21 and $20.21 for Class A, Class B and Class C shareholder accounts for the Equity Funds, Fixed-Income Funds and Municipal Funds, respectively. Prior to December 1, 2002, the authorized monthly shareholder servicing fee was $20.52, $22.70 and $22.70 for Class A, Class B and Class C shareholder accounts for the Equity Funds, Fixed-Income Funds and Municipal Funds, respectively. Class I shares are not subject to shareholder servicing fees. The Transfer Agent has voluntarily waived $24,831, $16,878 and $2,422 of its transfer agent fees for Class A, Class B and Class C shares of the Short Term Income Fund, respectively.

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2003 are shown separately in the Statements of Operations.

WM GROUP OF FUNDS

4.   TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trusts. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 39 funds within the WM Group of Funds.

5.   DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares. For the six months ended April 30, 2003, the Distributor received $408,968 representing commissions (front-end sales charges) on Class A and Class C shares and $1,775,667 representing CDSC fees from Class A, Class B and Class C shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of each class. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trusts, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.   PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended April 30, 2003, were as follows:

  NAME OF FUND                                              PURCHASES                SALES
  ---------------------------------                       ------------           -------------
  REIT Fund                                               $108,356,788           $   4,252,408
  Equity Income Fund                                        49,769,239              43,286,735
  Growth & Income Fund                                      49,321,774             149,875,587
  West Coast Equity Fund                                    52,906,219              43,260,027
  Mid Cap Stock Fund                                        42,359,719              36,578,919
  Growth Fund                                              255,775,165             197,876,176
  Small Cap Stock Fund                                      78,226,802              32,873,740
  International Growth Fund                                 32,670,229              19,481,875
  Short Term Income Fund                                    37,182,483              22,863,936
  U.S. Government Securities Fund                              --                       43,448
  Income Fund                                              124,737,563              59,396,689
  High Yield Fund                                          178,765,143             105,168,344
  Tax-Exempt Bond Fund                                      55,420,205              47,175,787
  California Municipal Fund                                110,728,313             107,891,612
  California Insured Intermediate Municipal Fund            74,395,469              30,828,739

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2003, were as follows:

  NAME OF FUND                                              PURCHASES                SALES
  ---------------------------------                       ------------           -------------
  Equity Income Fund                                      $     --                $   1,949,990
  Short Term Income Fund                                     31,264,651              10,882,638
  U.S. Government Securities Fund                           352,393,565             222,727,944
  Income Fund                                                97,784,521              53,992,964

WM GROUP OF FUNDS

At April 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                                                    TAX BASIS              TAX BASIS
                                                                   UNREALIZED             UNREALIZED
  NAME OF FUND                                                     APPRECIATION          DEPRECIATION
  ----------------                                                --------------        --------------
  REIT Fund                                                       $   4,951,638         $      572,121
  Equity Income Fund                                                 58,787,876             91,592,489
  Growth & Income Fund                                              223,394,994            171,597,503
  West Coast Equity Fund                                            164,893,702            143,158,427
  Mid Cap Stock Fund                                                 51,158,072             14,025,682
  Growth Fund                                                        27,918,902             53,194,675
  Small Cap Stock Fund                                               28,581,998            186,707,835
  International Growth Fund                                          13,331,273             40,827,935
  Short Term Income Fund                                              7,631,752                753,932
  U.S. Government Securities Fund                                    30,582,915                151,052
  Income Fund                                                        68,365,795             27,354,573
  High Yield Fund                                                    30,048,656             21,264,292
  Tax-Exempt Bond Fund                                               25,176,140              1,005,339
  California Municipal Fund                                          31,840,725                473,289
  California Insured Intermediate Municipal Fund                      7,807,440                 60,523


7.   LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At April 30, 2003, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

8.   TRANSACTIONS WITH AFFILIATES

At April 30, 2003, the WM Strategic Asset Management Portfolios, LLC, held investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios.

                                                                                   PORTFOLIOS
                                                 ----------------------------------------------------------------------------
                                                 FLEXIBLE        CONSERVATIVE                       CONSERVATIVE    STRATEGIC
                                                  INCOME           BALANCED           BALANCED         GROWTH         GROWTH
         NAME OF FUND                            PORTFOLIO         PORTFOLIO          PORTFOLIO       PORTFOLIO     PORTFOLIO
         --------------------                    ---------       ------------         ---------     ------------    ---------
         REIT Fund                                  4.6%              2.5%              35.5%          36.8%           19.4%
         Equity Income Fund                         2.6%              1.3%              20.0%          19.9%           10.9%
         Growth & Income Fund                       3.5%              1.2%              16.7%          18.0%           11.9%
         West Coast Equity Fund                     1.1%              0.7%              10.0%          10.9%            7.4%
         Mid Cap Stock Fund                         4.6%              1.8%              26.8%          28.4%           23.1%
         Growth Fund                                3.2%              1.6%              22.8%          24.4%           14.6%
         Small Cap Stock Fund                       4.3%              1.5%              23.9%          26.5%           17.9%
         International Growth Fund                  --                1.8%              31.4%          33.1%           22.5%
         Short Term Income Fund                    36.8%              5.8%              10.9%           --              --
         U.S. Government Securities Fund           14.0%              3.2%              20.5%           6.8%            --
         Income Fund                               17.6%              4.6%              26.8%          12.5%            --
         High Yield Fund                            9.6%              2.8%              22.6%          16.4%            8.6%

WM GROUP OF FUNDS

9.   INDUSTRY AND GEOGRAPHIC CONCENTRATION AND OTHER RISK FACTORS

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The Reit Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The REITFund could be adversely impacted by economic trends within this industry.

The West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The West Coast Equity Fund could be adversely impacted by economic trends within this region.

The California Municipal and California Insured Intermediate Municipal Funds are more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

Certain Funds may invest a portion of their assets in foreign securities, developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and enter into "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

logo: WM GroupofFunds

P.O. Box 9757
Providence, RI  02940-9757



                                                     PRSRT STD
                                                     U.S. Postage

                                                     PAID

                                                     N. READING, MA
                                                     PERMIT #105

logo: Printed on recycled paper


                                                               WMGSAR (06/27/03)

Item 9. Controls and Procedures:

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect those controls subsequent to the date of their evaluation.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Trust I and Trust II

By: /s/William G. Papesh
President
June 30, 2003

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Trust I and Trust II

/s/John T. West
Chief Financial Officer
June 30, 2003

/s/William G. Papesh
President
June 30, 2003